                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05151
                                  ---------------------------------------------

                          J.P. Morgan Mutual Fund Group
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

       522 Fifth Avenue, New York,                             NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   ----------------------------

Date of fiscal year end:  August 31, 2003
                        -----------------

Date of reporting period: September 1, 2002 through August 31, 2003
                         -------------------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

JPMORGAN FUNDS


[GRAPHIC]

ANNUAL REPORT AUGUST 31 2003


INCOME FUNDS

BOND FUND

BOND FUND II

ENHANCED INCOME FUND

FLEMING EMERGING MARKETS DEBT FUND

GLOBAL STRATEGIC INCOME FUND

SHORT TERM BOND FUND

SHORT TERM BOND FUND II

STRATEGIC INCOME FUND

U.S. TREASURY INCOME FUND


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMORGAN FLEMING ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. We have investment professionals based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

CONTENTS

President's Letter                         1
Fund Commentaries:                         3
Bond Fund                                  3
Bond Fund II                               5
Enhanced Income Fund                       7
Fleming Emerging Markets
Debt Fund                                  9
Global Strategic Income Fund              11
Short Term Bond Fund                      13
Short Term Bond Fund II                   15
Strategic Income Fund                     17
U.S. Treasury Income Fund                 19
Portfolio of Investments                  21
Financial Statements                      86
Notes to Financial Statements            111
Financial Highlights                     154

HIGHLIGHTS

- Economic Weakness Persists

- Investor Optimism Grows

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMorgan Income Funds

PRESIDENT'S LETTER  OCTOBER 6, 2003

DEAR SHAREHOLDER:
We are pleased to present this annual report for the JPMorgan Income Funds for the year ended August 31, 2003. Inside you will find in-depth information on some of our income funds along with an update from the portfolio management team.

ECONOMIC WEAKNESS PERSISTS
The U.S. economy continued to send mixed signals through most of the period. In the autumn of 2002, investors were confronted with contradictory economic data, lackluster corporate earnings, a declining stock market and escalating geopolitical risk, all of which combined to hold back the recovery. In response, many elected to buy only the highest quality issues. In November, the Federal Reserve Board once again eased short-term interest rates, cutting them by 1/2 percent.

Dominating attention during the winter were concerns about an impending war with Iraq, the outbreak of SARS, an increased threat of terrorism and rising energy prices. In general, consumer prices were higher, suggesting that household real income had fallen. Energy was certainly more expensive, putting more pressure on the American consumer. In fact, consumer confidence -- which had remained strong through the recession -- began to falter. According to the Conference Board, the measure of consumer confidence fell in February to its lowest level since 1993.

INVESTOR OPTIMISM GROWS
The news was better in the spring. The combat phase of the Iraq war ended more quickly than expected. Investors also celebrated better-than-expected corporate earnings, the passage of a new tax package and a more positive economic outlook. Money flowed back into the bond market and into riskier, higher yielding issues as many investors took on more risk for the possibility of an increased return.

Although business remained reluctant to invest and hire, consumers were more optimistic and continued to take advantage of low mortgage interest rates. To support the emerging recovery, investors expected the Fed to ease interest rates by 1/2 percent. In June, however, the Fed cut the Federal Funds Rate by just 1/4 percent to 1%. Yields surged after the conservative cut as investors speculated that the easing cycle had ended. As economic fundamentals continued to improve, many economists predicted that third-quarter GDP growth could be near 5%.

FUND FAMILY UPDATE
As you may know, on July 16, 2003, the Board of Trustees of JPMorgan Global Strategic Income Fund approved the closing of the Fund's B share class. As a result, assets in B share accounts were transferred to the Fund's A share class at the close of business on September 12, 2003.

In this challenging environment, your portfolio managers will continue to work hard to maintain strong performance. They will strive to obtain the highest possible yields while focusing on the preservation of your principal. The portfolio management team and all of us at JPMorgan Fleming Asset Management appreciate your continued investment with us and we anticipate serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.


Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

[SIDENOTE]

[PHOTO OF GEORGE C.W. GATCH]

The U.S. economy continued to send mixed signals through most of the period.

JPMorgan Bond Fund

AS OF AUGUST 31, 2003                                               (Unaudited)

FUND FACTS

Fund Inception                          7/26/1993
Fiscal Year End                         AUGUST 31
Net Assets as of 8/31/2003
(In Millions)                             $ 1,234
Primary Benchmark                 CITIGROUP BROAD
                                 INVESTMENT GRADE
                                       BOND INDEX
Average Credit Quality                        AA+
Duration                                5.2 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Bond Fund, which seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity, returned 3.99% (Institutional Shares) for the one-year period ended August 31, 2003. This compares to the 4.43% return of its benchmark index, the Citigroup Broad Investment Grade Bond Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The most significant driver of our relative performance over the past year was our residential mortgage positioning, which was a strong positive through the second quarter but notably impaired returns during July. Our duration positioning was a modest positive for performance through January, but detracted over the summer months. Although our investment-grade holdings detracted in the fall of 2002, they subsequently benefited from a strong credit rally. Our underweight to Treasury and Agency debt enhanced returns. Our allocations to high-yield and emerging markets debt performed well. Detracting was our position in international non-dollar securities, which underperformed the U.S. Treasury rally.

Q: HOW WAS THE FUND MANAGED?

A: In general, we maintained a long duration position, focusing on the shortest part of the yield curve, to hedge against unexpected geopolitical shocks and to benefit from mispricings and an accommodative Fed policy. For much of the period, we overweighted prepayment-sensitive mortgages because of their attractive yields. We actively managed coupon selection, focusing on 30-year current coupon mortgages (i.e., Fannie Mae, 5% and 5.5%). In investment-grade corporate bonds, we continued to focus on bottom-up security selection. Our corporate security overweights generally favored long maturities, which benefit most from spread compression. Early in 2003, the Fund invested in a hedged non-dollar position held on our expectation that European economic growth would lag the United States. We maintained modest positions in high-yield and emerging markets debt to benefit from attractive yields and valuation.

                                                    ANNUAL REPORT AUGUST 31 2003

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                        1 YEAR         3 YEARS       5 YEARS      10 YEARS
                                      ------------------------------------------------------
CLASS A SHARES
             Without Sales Charge        4.32%           7.43%         5.73%         6.04%
               With Sales Charge*       (0.34%)          5.78%         4.76%         5.55%

CLASS B SHARES
                     Without CDSC        2.94%           6.61%         5.25%         5.79%
                      With CDSC**       (2.01%)          5.72%         4.94%         5.79%

CLASS C SHARES
                     Without CDSC        3.52%           6.81%         5.37%         5.85%
                     With CDSC***        2.52%           6.81%         5.37%         5.85%

INSTITUTIONAL SHARES                     3.99%           7.37%         5.80%         6.17%

SELECT SHARES                            3.82%           7.21%         5.60%         5.97%

ULTRA SHARES                             4.08%           7.53%         5.94%         6.25%

  * Sales Charge for Class A Shares is 4.50%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
*** Assumes 1% CDSC for the one year period and 0% thereafter.

[CHART]

TEN-YEAR PERFORMANCE (8/31/93 TO 8/31/03)

           JPMORGAN BOND FUND      CITIGROUP BROAD INVESTMENT    LIPPER INTERMEDIATE INVESTMENT
         (INSTITUTIONAL SHARES)        GRADE BOND INDEX             GRADE DEBT FUNDS INDEX
Aug-93             $  3,000,000                  $  3,000,000                      $  3,000,000
Sep-93             $  3,011,700                  $  3,010,200                      $  3,009,600
Oct-93             $  3,021,337                  $  3,019,532                      $  3,021,337
Nov-93             $  2,995,354                  $  2,994,168                      $  2,996,260
Dec-93             $  3,009,133                  $  3,010,935                      $  3,012,141
Jan-94             $  3,049,154                  $  3,051,583                      $  3,050,395
Feb-94             $  2,997,318                  $  3,000,926                      $  2,993,657
Mar-94             $  2,937,372                  $  2,926,503                      $  2,928,994
Apr-94             $  2,910,936                  $  2,904,555                      $  2,904,977
May-94             $  2,915,884                  $  2,904,264                      $  2,899,457
Jun-94             $  2,905,970                  $  2,898,165                      $  2,894,238
Jul-94             $  2,958,568                  $  2,952,940                      $  2,940,257
Aug-94             $  2,961,527                  $  2,956,189                      $  2,945,549
Sep-94             $  2,926,581                  $  2,913,620                      $  2,912,264
Oct-94             $  2,920,728                  $  2,910,706                      $  2,908,770
Nov-94             $  2,911,381                  $  2,903,138                      $  2,900,916
Dec-94             $  2,927,394                  $  2,925,202                      $  2,915,130
Jan-95             $  2,976,574                  $  2,985,754                      $  2,964,396
Feb-95             $  3,044,440                  $  3,055,620                      $  3,027,241
Mar-95             $  3,068,796                  $  3,073,343                      $  3,047,221
Apr-95             $  3,112,679                  $  3,115,448                      $  3,087,140
May-95             $  3,241,856                  $  3,239,131                      $  3,195,498
Jun-95             $  3,262,279                  $  3,261,805                      $  3,215,630
Jul-95             $  3,249,883                  $  3,255,281                      $  3,208,556
Aug-95             $  3,290,506                  $  3,292,717                      $  3,246,096
Sep-95             $  3,324,398                  $  3,323,668                      $  3,276,934
Oct-95             $  3,372,602                  $  3,368,206                      $  3,319,861
Nov-95             $  3,420,156                  $  3,420,750                      $  3,369,327
Dec-95             $  3,467,012                  $  3,467,956                      $  3,414,476
Jan-96             $  3,490,934                  $  3,491,538                      $  3,437,012
Feb-96             $  3,425,305                  $  3,432,182                      $  3,377,208
Mar-96             $  3,405,096                  $  3,407,470                      $  3,353,905
Apr-96             $  3,381,260                  $  3,382,255                      $  3,334,452
May-96             $  3,371,792                  $  3,380,226                      $  3,329,451
Jun-96             $  3,414,277                  $  3,423,831                      $  3,368,072
Jul-96             $  3,418,374                  $  3,433,075                      $  3,377,503
Aug-96             $  3,414,956                  $  3,428,269                      $  3,374,125
Sep-96             $  3,471,985                  $  3,487,920                      $  3,430,473
Oct-96             $  3,548,369                  $  3,566,399                      $  3,502,856
Nov-96             $  3,603,014                  $  3,625,244                      $  3,563,456
Dec-96             $  3,581,036                  $  3,593,342                      $  3,531,741
Jan-97             $  3,596,792                  $  3,607,356                      $  3,542,689
Feb-97             $  3,608,662                  $  3,611,324                      $  3,551,546
Mar-97             $  3,568,605                  $  3,574,850                      $  3,513,545
Apr-97             $  3,618,209                  $  3,625,970                      $  3,561,680
May-97             $  3,653,306                  $  3,660,054                      $  3,593,379
Jun-97             $  3,699,703                  $  3,703,609                      $  3,635,781
Jul-97             $  3,795,895                  $  3,803,977                      $  3,732,129
Aug-97             $  3,763,630                  $  3,771,263                      $  3,698,167
Sep-97             $  3,818,955                  $  3,826,700                      $  3,751,420
Oct-97             $  3,859,436                  $  3,881,805                      $  3,796,437
Nov-97             $  3,873,330                  $  3,900,049                      $  3,807,447
Dec-97             $  3,913,225                  $  3,939,830                      $  3,842,095
Jan-98             $  3,958,227                  $  3,990,653                      $  3,893,195
Feb-98             $  3,959,811                  $  3,987,860                      $  3,887,744
Mar-98             $  3,981,194                  $  4,003,413                      $  3,902,129
Apr-98             $  3,998,711                  $  4,024,230                      $  3,920,469
May-98             $  4,036,299                  $  4,062,863                      $  3,955,753
Jun-98             $  4,064,957                  $  4,096,178                      $  3,987,399
Jul-98             $  4,073,086                  $  4,104,780                      $  3,995,374
Aug-98             $  4,118,298                  $  4,167,584                      $  4,049,312
Sep-98             $  4,208,488                  $  4,265,938                      $  4,140,016
Oct-98             $  4,175,662                  $  4,246,742                      $  4,106,482
Nov-98             $  4,196,541                  $  4,270,099                      $  4,127,014
Dec-98             $  4,208,711                  $  4,283,336                      $  4,144,761
Jan-99             $  4,233,542                  $  4,315,033                      $  4,170,458
Feb-99             $  4,156,068                  $  4,239,520                      $  4,096,224
Mar-99             $  4,193,888                  $  4,263,685                      $  4,128,584
Apr-99             $  4,214,858                  $  4,277,755                      $  4,142,621
May-99             $  4,162,594                  $  4,238,400                      $  4,100,367
Jun-99             $  4,135,120                  $  4,223,989                      $  4,086,425
Jul-99             $  4,120,647                  $  4,207,093                      $  4,072,123
Aug-99             $  4,113,642                  $  4,204,148                      $  4,067,643
Sep-99             $  4,151,077                  $  4,254,598                      $  4,112,388
Oct-99             $  4,176,398                  $  4,267,362                      $  4,118,556
Nov-99             $  4,188,927                  $  4,266,935                      $  4,123,498
Dec-99             $  4,184,738                  $  4,247,307                      $  4,104,530
Jan-00             $  4,167,162                  $  4,235,415                      $  4,089,754
Feb-00             $  4,216,335                  $  4,284,969                      $  4,134,332
Mar-00             $  4,268,196                  $  4,340,674                      $  4,185,185
Apr-00             $  4,238,745                  $  4,327,652                      $  4,159,236
May-00             $  4,229,420                  $  4,323,757                      $  4,151,750
Jun-00             $  4,311,894                  $  4,414,123                      $  4,239,767
Jul-00             $  4,335,609                  $  4,454,292                      $  4,275,805
Aug-00             $  4,410,615                  $  4,517,988                      $  4,335,239
Sep-00             $  4,438,402                  $  4,548,711                      $  4,363,851
Oct-00             $  4,461,926                  $  4,577,822                      $  4,379,125
Nov-00             $  4,537,332                  $  4,651,983                      $  4,448,753
Dec-00             $  4,643,052                  $  4,739,906                      $  4,538,618
Jan-01             $  4,730,806                  $  4,818,114                      $  4,618,497
Feb-01             $  4,764,868                  $  4,860,995                      $  4,662,835
Mar-01             $  4,776,303                  $  4,886,272                      $  4,681,020
Apr-01             $  4,732,839                  $  4,863,307                      $  4,655,742
May-01             $  4,766,915                  $  4,895,405                      $  4,684,608
Jun-01             $  4,779,786                  $  4,911,560                      $  4,701,941
Jul-01             $  4,871,558                  $  5,025,017                      $  4,816,198
Aug-01             $  4,928,555                  $  5,080,292                      $  4,869,176
Sep-01             $  4,944,819                  $  5,142,779                      $  4,906,669
Oct-01             $  5,061,517                  $  5,246,663                      $  5,006,765
Nov-01             $  5,001,285                  $  5,174,260                      $  4,943,680
Dec-01             $  4,981,280                  $  5,143,731                      $  4,912,040
Jan-02             $  5,030,096                  $  5,184,367                      $  4,947,407
Feb-02             $  5,076,373                  $  5,234,137                      $  4,995,397
Mar-02             $  5,010,888                  $  5,147,774                      $  4,908,477
Apr-02             $  5,090,060                  $  5,245,581                      $  4,996,829
May-02             $  5,118,055                  $  5,290,169                      $  5,037,803
Jun-02             $  5,123,685                  $  5,329,316                      $  5,034,781
Jul-02             $  5,150,328                  $  5,392,735                      $  5,054,920
Aug-02             $  5,249,730                  $  5,487,108                      $  5,152,480
Sep-02             $  5,322,176                  $  5,574,353                      $  5,208,642
Oct-02             $  5,295,033                  $  5,549,268                      $  5,188,849
Nov-02             $  5,317,272                  $  5,548,158                      $  5,213,756
Dec-02             $  5,423,086                  $  5,663,560                      $  5,320,116
Jan-03             $  5,437,186                  $  5,668,091                      $  5,336,609
Feb-03             $  5,516,025                  $  5,748,578                      $  5,412,922
Mar-03             $  5,509,957                  $  5,743,404                      $  5,413,463
Apr-03             $  5,578,832                  $  5,793,946                      $  5,476,801
May-03             $  5,674,788                  $  5,901,134                      $  5,578,669
Jun-03             $  5,667,978                  $  5,890,512                      $  5,577,554
Jul-03             $  5,417,453                  $  5,691,413                      $  5,389,590
Aug-03             $  5,459,197                  $  5,730,683                      $  5,377,167

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 7/26/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Bond Fund, which are similar to the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Bond Fund, which are similar to the expenses of the Select Shares.

Returns for the Ultra Shares prior to 9/10/01 (offering date of the Ultra Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Bond Fund-Ultra, which are lower than the expenses of the Ultra Shares.

Returns for the Class A and B Shares prior to 9/10/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the J.P. Morgan Bond Fund, which are lower than the expenses of the Class A and B Shares.

Returns for the Class C Shares prior to 3/31/03 (offering date of the Class C Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Bond Fund, Citigroup Broad Investment Grade Bond Index, and Lipper Intermediate Investment Grade Debt Funds Index from August 31, 1993 to August 31, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Citigroup Broad Investment Grade Bond Index is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment grade bonds. The Lipper Intermediate Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan Bond Fund II

AS OF AUGUST 31, 2003                                               (Unaudited)

FUND FACTS

Fund Inception                              1/1/1997
Fiscal Year End                            AUGUST 31
Net Assets as of 8/31/2003
(In Millions)                                $ 1,069
Primary Benchmark                   LEHMAN AGGREGATE
                                          BOND INDEX
Average Credit Quality                           AA+
Duration                                   5.2 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Bond Fund II, which seeks to provide as high a level of income as is consistent with reasonable risk, returned 3.39% (Select Shares) for the one-year period ended August 31, 2003. This compares to the 4.35% return of its benchmark index, the Lehman Aggregate Bond Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The most significant driver of our relative performance over the past year was our residential mortgage positioning, which was a strong positive through the second quarter but notably impaired returns during July. Our duration positioning was a modest positive for performance through January, but detracted over the summer months. Although our investment-grade holdings detracted in the fall of 2002, they subsequently benefited from a strong credit rally. Our underweight to Treasury and Agency debt enhanced returns. Detracting was our position in international non-dollar securities, which underperformed the U.S. Treasury rally.

Q: HOW WAS THE FUND MANAGED?

A: In general, we maintained a long duration position, focusing on the shortest part of the yield curve, to hedge against unexpected geopolitical shocks and to benefit from mispricings and an accommodative Fed policy. For much of the period, we overweighted prepayment-sensitive mortgages because of their attractive yields. We actively managed coupon selection, focusing on 30-year current coupon mortgages (i.e., Fannie Mae, 5% and 5.5%). In investment-grade corporate bonds, we continued to focus on bottom-up security selection. Our corporate security overweights generally favored long maturities, which benefit most from spread compression. Early in 2003, the Fund invested in a hedged non-dollar position held on our expectation that European economic growth would lag the United States.

                                                    ANNUAL REPORT AUGUST 31 2003

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                           1 YEAR      3 YEARS    5 YEARS    10 YEARS
                                         ----------------------------------------------
CLASS A SHARES
             Without Sales Charge           3.26%        7.46%      5.64%       5.93%
               With Sales Charge*          (1.39%)       5.82%      4.67%       5.44%

CLASS B SHARES
                     Without CDSC           2.47%        6.71%      5.19%       5.71%
                      With CDSC**          (2.43%)       5.83%      4.87%       5.71%

SELECT SHARES                               3.39%        7.53%      5.68%       5.95%

  * Sales Charge for Class A Shares is 4.50%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

[CHART]

TEN-YEAR PERFORMANCE (8/31/93 TO 8/31/03)

          JPMORGAN BOND FUND II    LEHMAN AGGREGATE    LIPPER CORPORATE DEBT
             (SELECT SHARES)          BOND INDEX        A-RATED FUNDS INDEX
Aug-93             $  1,000,000        $  1,000,000            $  1,000,000
Sep-93             $  1,003,200        $  1,002,700            $  1,002,900
Oct-93             $  1,007,714        $  1,006,410            $  1,008,516
Nov-93             $    997,536        $    997,856            $    994,498
Dec-93             $  1,002,025        $  1,003,244            $    999,868
Jan-94             $  1,018,058        $  1,016,788            $  1,016,066
Feb-94             $    998,307        $    999,096            $    992,087
Mar-94             $    974,348        $    974,418            $    963,515
Apr-94             $    965,676        $    966,623            $    952,145
May-94             $    964,807        $    966,526            $    948,813
Jun-94             $    962,781        $    964,400            $    945,587
Jul-94             $    980,496        $    983,591            $    963,553
Aug-94             $    980,791        $    984,771            $    963,842
Sep-94             $    966,079        $    970,295            $    947,842
Oct-94             $    965,596        $    969,422            $    944,620
Nov-94             $    966,078        $    967,289            $    943,297
Dec-94             $    963,470        $    973,964            $    950,749
Jan-95             $    983,318        $    993,248            $    967,673
Feb-95             $  1,000,329        $  1,016,887            $    991,090
Mar-95             $  1,009,932        $  1,023,090            $    998,325
Apr-95             $  1,022,354        $  1,037,414            $  1,012,601
May-95             $  1,064,884        $  1,077,562            $  1,057,966
Jun-95             $  1,069,144        $  1,085,428            $  1,065,477
Jul-95             $  1,063,370        $  1,083,040            $  1,060,256
Aug-95             $  1,079,959        $  1,096,145            $  1,074,994
Sep-95             $  1,094,322        $  1,106,777            $  1,086,604
Oct-95             $  1,110,299        $  1,121,165            $  1,103,012
Nov-95             $  1,126,843        $  1,137,983            $  1,121,101
Dec-95             $  1,141,830        $  1,153,915            $  1,139,151
Jan-96             $  1,150,165        $  1,161,530            $  1,144,505
Feb-96             $  1,131,303        $  1,141,320            $  1,118,639
Mar-96             $  1,123,270        $  1,133,331            $  1,109,578
Apr-96             $  1,118,328        $  1,126,984            $  1,101,034
May-96             $  1,115,868        $  1,124,730            $  1,098,612
Jun-96             $  1,130,374        $  1,139,801            $  1,112,345
Jul-96             $  1,132,522        $  1,142,879            $  1,114,681
Aug-96             $  1,129,577        $  1,140,936            $  1,111,559
Sep-96             $  1,148,893        $  1,160,788            $  1,132,679
Oct-96             $  1,172,560        $  1,186,558            $  1,160,430
Nov-96             $  1,194,721        $  1,206,848            $  1,184,102
Dec-96             $  1,178,593        $  1,195,624            $  1,170,722
Jan-97             $  1,181,539        $  1,199,331            $  1,172,478
Feb-97             $  1,183,548        $  1,202,329            $  1,176,582
Mar-97             $  1,172,186        $  1,188,983            $  1,160,345
Apr-97             $  1,189,065        $  1,206,818            $  1,176,706
May-97             $  1,200,123        $  1,218,283            $  1,187,649
Jun-97             $  1,215,125        $  1,232,780            $  1,203,683
Jul-97             $  1,251,579        $  1,266,065            $  1,242,441
Aug-97             $  1,233,931        $  1,255,304            $  1,226,662
Sep-97             $  1,251,577        $  1,273,882            $  1,247,638
Oct-97             $  1,268,598        $  1,292,353            $  1,263,733
Nov-97             $  1,270,882        $  1,298,298            $  1,269,672
Dec-97             $  1,282,320        $  1,311,411            $  1,283,131
Jan-98             $  1,298,092        $  1,328,197            $  1,298,400
Feb-98             $  1,296,275        $  1,327,135            $  1,296,193
Mar-98             $  1,300,682        $  1,331,647            $  1,300,989
Apr-98             $  1,307,316        $  1,338,571            $  1,306,973
May-98             $  1,319,866        $  1,351,288            $  1,321,088
Jun-98             $  1,331,481        $  1,362,774            $  1,332,846
Jul-98             $  1,332,413        $  1,365,636            $  1,333,113
Aug-98             $  1,352,266        $  1,387,895            $  1,344,977
Sep-98             $  1,386,207        $  1,420,372            $  1,374,970
Oct-98             $  1,375,672        $  1,412,844            $  1,357,646
Nov-98             $  1,378,836        $  1,420,897            $  1,372,444
Dec-98             $  1,384,214        $  1,425,160            $  1,376,836
Jan-99             $  1,395,980        $  1,435,279            $  1,388,539
Feb-99             $  1,370,573        $  1,410,161            $  1,357,713
Mar-99             $  1,378,248        $  1,417,917            $  1,366,674
Apr-99             $  1,381,831        $  1,422,455            $  1,371,184
May-99             $  1,368,428        $  1,409,937            $  1,355,553
Jun-99             $  1,363,091        $  1,405,425            $  1,348,911
Jul-99             $  1,357,502        $  1,399,522            $  1,342,841
Aug-99             $  1,355,602        $  1,398,823            $  1,339,215
Sep-99             $  1,371,869        $  1,415,049            $  1,351,937
Oct-99             $  1,375,573        $  1,420,285            $  1,353,965
Nov-99             $  1,375,435        $  1,420,143            $  1,354,913
Dec-99             $  1,369,521        $  1,413,326            $  1,348,816
Jan-00             $  1,367,193        $  1,408,662            $  1,345,849
Feb-00             $  1,381,275        $  1,425,707            $  1,360,115
Mar-00             $  1,398,403        $  1,444,526            $  1,378,612
Apr-00             $  1,382,041        $  1,440,337            $  1,367,308
May-00             $  1,376,513        $  1,439,617            $  1,361,975
Jun-00             $  1,403,080        $  1,469,561            $  1,392,347
Jul-00             $  1,415,427        $  1,482,934            $  1,404,182
Aug-00             $  1,433,261        $  1,504,436            $  1,422,858
Sep-00             $  1,443,868        $  1,513,914            $  1,430,683
Oct-00             $  1,450,942        $  1,523,906            $  1,436,692
Nov-00             $  1,473,867        $  1,548,898            $  1,457,955
Dec-00             $  1,507,472        $  1,577,708            $  1,487,843
Jan-01             $  1,534,154        $  1,603,424            $  1,515,517
Feb-01             $  1,545,507        $  1,617,374            $  1,529,157
Mar-01             $  1,551,379        $  1,625,461            $  1,534,509
Apr-01             $  1,533,849        $  1,618,634            $  1,525,762
May-01             $  1,541,365        $  1,628,346            $  1,535,832
Jun-01             $  1,546,760        $  1,634,534            $  1,541,976
Jul-01             $  1,581,252        $  1,671,147            $  1,576,978
Aug-01             $  1,595,800        $  1,690,365            $  1,594,798
Sep-01             $  1,618,460        $  1,709,974            $  1,601,018
Oct-01             $  1,652,124        $  1,745,712            $  1,635,600
Nov-01             $  1,629,490        $  1,721,621            $  1,615,809
Dec-01             $  1,621,017        $  1,710,603            $  1,603,691
Jan-02             $  1,635,120        $  1,724,459            $  1,614,916
Feb-02             $  1,648,691        $  1,741,186            $  1,626,867
Mar-02             $  1,624,290        $  1,712,282            $  1,600,837
Apr-02             $  1,653,040        $  1,745,501            $  1,629,172
May-02             $  1,665,438        $  1,760,337            $  1,641,554
Jun-02             $  1,675,098        $  1,775,652            $  1,648,612
Jul-02             $  1,693,021        $  1,797,138            $  1,658,504
Aug-02             $  1,723,665        $  1,827,509            $  1,688,855
Sep-02             $  1,748,141        $  1,857,115            $  1,715,032
Oct-02             $  1,740,274        $  1,848,572            $  1,697,881
Nov-02             $  1,743,755        $  1,848,018            $  1,703,994
Dec-02             $  1,778,630        $  1,886,272            $  1,740,970
Jan-03             $  1,781,831        $  1,887,969            $  1,744,627
Feb-03             $  1,804,817        $  1,914,023            $  1,770,098
Mar-03             $  1,803,012        $  1,912,492            $  1,768,859
Apr-03             $  1,824,468        $  1,928,366            $  1,788,670
May-03             $  1,854,207        $  1,964,233            $  1,826,053
Jun-03             $  1,851,055        $  1,960,305            $  1,821,853
Jul-03             $  1,764,611        $  1,894,439            $  1,759,364
Aug-03             $  1,782,220        $  1,906,942            $  1,770,976

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares prior to 1/1/97 (offering date of the Select Shares) are calculated using performance of a predecessor account and the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

Returns for the Class A and B Shares prior to 3/2/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Bond Fund II, Lehman Aggregate Bond Index, and Lipper Corporate Debt A-Rated Funds Index from August 31, 1993 to August 31, 2003.

The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Lipper Corporate Debt A-Rated Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan Enhanced Income Fund

AS OF AUGUST 31, 2003                                               (Unaudited)

FUND FACTS

Fund Inception                         11/30/2001
Fiscal Year End                         AUGUST 31
Net Assets as of 8/31/2003
(In Millions)                               $ 354
Primary Benchmark                         3 MONTH
                                      LIBOR INDEX
Average Credit Quality                         AA
Duration                                0.4 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Enhanced Income Fund, which seeks high current income consistent with principal preservation, returned 1.14% for the one-year period ended August 31, 2003. This compares to the 1.49% return of its benchmark index, the 3 Month LIBOR Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Some of the underperformance during the period was due to the widening of mortgage spreads and an increase in implied volatility (indicating a more bearish market) in mid-June and July. The Fund was positioned with a longer duration than that of its benchmark and had a large allocation to mortgages. Although our allocations to the credit and mortgage sectors added yield, they were also a slight drag as corporate and mortgage securities underperformed. We took a longer duration position because we believed the short end of the yield curve would remain anchored. Unfortunately, interest rates rose sharply at the end of the period. Detracting was our yield-curve positioning, which was a negative when the curve steepened. We lowered the volatility of the Fund toward the end of the period by reducing our allocation to mortgages.

Q: HOW WAS THE FUND MANAGED?

A: We tactically traded our duration during the period, maintaining a slightly longer duration than the benchmark because we expected the Fed to ease rates and keep them low for the foreseeable future. To enhance yield and reduce interest rate volatility, we purchased agencies, including callable agencies. However, in January and February, we reduced our agency holdings, purchasing sovereign debt and asset-backed securities at higher yields. We reduced our exposure to the utilities sector and continued to add selectively to our positions in broker-dealer and finance paper. We opportunistically purchased several A-2/P-2 commercial paper issues and added floating rate corporate and asset-backed securities to provide additional yield. We increased our allocation to mortgage-backed securities because of their higher yields and because we thought they would perform well in a low interest rate environment.

                                                    ANNUAL REPORT AUGUST 31 2003

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                                       SINCE
                                                                   INCEPTION
                                          1 YEAR                  (11/30/01)
                               -----------------------------------------------
INSTITUTIONAL SHARES                       1.14%                      1.55%

[CHART]

LIFE OF FUND PERFORMANCE (11/30/01 TO 8/31/03)

         JPMORGAN ENHANCED INCOME FUND                            LIPPER ULTRA-SHORT
            (INSTITUTIONAL SHARES)        3 MONTH LIBOR INDEX     OBLIGATIONS AVERAGE
Nov-01                    $  3,000,000           $  3,000,000            $  3,000,000
Dec-01                    $  3,005,700           $  3,005,700            $  3,003,900
Jan-02                    $  3,008,706           $  3,010,509            $  3,007,805
Feb-02                    $  3,014,422           $  3,014,724            $  3,013,821
Mar-02                    $  3,020,451           $  3,019,547            $  3,012,012
Apr-02                    $  3,032,231           $  3,024,681            $  3,024,964
May-02                    $  3,037,992           $  3,029,520            $  3,032,829
Jun-02                    $  3,043,764           $  3,034,367            $  3,037,681
Jul-02                    $  3,044,069           $  3,039,222            $  3,039,808
Aug-02                    $  3,047,722           $  3,044,085            $  3,047,407
Sep-02                    $  3,051,684           $  3,048,651            $  3,055,635
Oct-02                    $  3,055,651           $  3,053,529            $  3,058,691
Nov-02                    $  3,061,762           $  3,058,415            $  3,065,114
Dec-02                    $  3,061,150           $  3,062,391            $  3,074,923
Jan-03                    $  3,069,415           $  3,066,066            $  3,079,843
Feb-03                    $  3,071,256           $  3,069,132            $  3,089,082
Mar-03                    $  3,074,635           $  3,072,815            $  3,092,789
Apr-03                    $  3,081,092           $  3,075,887            $  3,097,428
May-03                    $  3,090,643           $  3,079,271            $  3,102,384
Jun-03                    $  3,090,334           $  3,082,966            $  3,102,074
Jul-03                    $  3,073,955           $  3,086,049            $  3,089,355
Aug-03                    $  3,082,089           $  3,088,826            $  3,093,989

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 11/30/01.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Enhanced Income Fund, 3 Month LIBOR Index, and the Lipper Ultra-Short Obligations Average from November 30, 2001 to August 31, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The 3 Month LIBOR Index is an abbreviation for the "London Interbank Offered Rate". Similarly to the Fed Funds Rate, it represents the rate at which banks are willing to loan each other reserves. The LIBOR is an average of the rate charged on dollar-denominated deposits traded between banks in London. The benchmark presented is the total return of the 3 Month LIBOR for the period presented. The Lipper Ultra-Short Obligations Average describes the average total returns for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan Fleming Emerging Markets Debt Fund

AS OF AUGUST 31, 2003                                                (Unaudited)

FUND FACTS

Fund Inception                          4/17/1997
Fiscal Year End                         AUGUST 31
Net Assets as of 8/31/2003
(In Millions)                                $ 60
Primary Benchmark                EMERGING MARKETS
                                BOND INDEX GLOBAL
Average Credit Quality                         BB
Duration                                5.6 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Fleming Emerging Markets Debt Fund, which seeks to provide a high total return from a portfolio of fixed-income securities of emerging markets issuers, had a total return of 30.49% for the one-year period ended August 31, 2003. This compares to the 26.84% return from the Emerging Markets Bond Index Global.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The performance of the Fund benefited from our overweight to Brazil, which we adopted in the belief that the Lula administration would surprise critics. Although our overweight detracted in the first months of the period, the position performed strongly on the recovery in confidence in Brazilian finances. Another contributor was our underweighting of high-grade credits that trade fairly with U.S. Treasuries, expressed mostly through the Asian credits. As Brazil rallied, these issues lost favor as a safe haven. The recovery in Brazil also helped Colombia and Peru, and our overweighting to both countries enhanced performance. We avoided the collapse of Uruguay bonds, liquidating our holdings prior to the steep sell-off that eventually led to a restructuring. Detractors during the period were underweights to Turkey and Venezuela, which both recovered dramatically following periods of uncertainty -- for Turkey, the Iraq war and for Venezuela, a two-month oil strike.

Q: HOW WAS THE FUND MANAGED?

A: The emerging bond market posted strong performance through most of the period. It rallied strongly as fears about the election in Brazil gave way to growing confidence that the new government would show strong fiscal discipline and pursue important reforms. As investors sought higher yielding investments, the rally continued. The spring was marked by increased inflows into the emerging bond market and ongoing improvements in country fundamentals. In June, liquidity rose further when the U.S. Federal Reserve Board cut the Federal Funds Rate to 1%. Although the market was affected by the weakness in the U.S. Treasury and mortgage markets, spreads in the broad market indices tightened going into period end.

   We maintained an overweight to Brazil on the positive announcements of the government's economic team. However, we took advantage of investor interest in August to modestly reduce our position. Noting the progress of reform proposals, we added Colombia. We also increased Mexico because the political environment seems to be improving and oil prices have risen. Although we held only a modest overweight to Russia during spring, we took advantage of market weakness in August to add to our holdings. We liquidated our holdings in Uruguay, reduced Venezuela to a more significant underweight position, and reduced our overweight in Peru in response to political developments that could dampen the market's enthusiasm for the credit. Because of our concern about the impact of regional strife on regional fundamentals and market sentiment, we held an underweight position in most Middle Eastern names. We also took profits in Turkey, moving to a market-weight position.

                                                    ANNUAL REPORT AUGUST 31 2003

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                                                     SINCE
                                                                                 INCEPTION
                                                1 YEAR      3 YEARS    5 YEARS   (4/17/97)
                                              ----------------------------------------------
SELECT SHARES                                   30.49%       10.61%     18.39%       9.43%

[CHART]

LIFE OF FUND PERFORMANCE (4/17/97 TO 8/31/03)

              JPMORGAN FLEMING EMERGING         EMERGING MARKETS      LIPPER EMERGING MARKETS
          MARKETS DEBT FUND (SELECT SHARES)     BOND INDEX GLOBAL        DEBT FUNDS INDEX
Apr-97                         $  1,000,000          $  1,000,000                $  1,000,000
Apr-97                         $  1,020,000          $  1,000,000                $  1,000,000
May-97                         $  1,051,008          $  1,033,900                $  1,041,100
Jun-97                         $  1,068,034          $  1,056,542                $  1,073,686
Jul-97                         $  1,090,036          $  1,100,178                $  1,119,855
Aug-97                         $  1,078,917          $  1,094,787                $  1,116,047
Sep-97                         $  1,105,783          $  1,125,222                $  1,151,426
Oct-97                         $    986,026          $  1,005,948                $  1,027,878
Nov-97                         $  1,034,835          $  1,048,601                $  1,067,246
Dec-97                         $  1,053,462          $  1,074,291                $  1,099,050
Jan-98                         $  1,051,144          $  1,079,448                $  1,096,742
Feb-98                         $  1,080,891          $  1,107,945                $  1,127,122
Mar-98                         $  1,107,373          $  1,133,096                $  1,156,427
Apr-98                         $  1,108,481          $  1,135,702                $  1,157,121
May-98                         $  1,072,455          $  1,101,404                $  1,110,026
Jun-98                         $  1,033,310          $  1,073,538                $  1,065,070
Jul-98                         $  1,045,090          $  1,079,765                $  1,073,590
Aug-98                         $    763,229          $    784,557                $    701,591
Sep-98                         $    808,794          $    852,343                $    732,952
Oct-98                         $    862,417          $    906,807                $    778,395
Nov-98                         $    914,162          $    969,014                $    849,152
Dec-98                         $    885,640          $    950,312                $    817,478
Jan-99                         $    846,141          $    928,645                $    793,853
Feb-99                         $    855,702          $    937,839                $    807,428
Mar-99                         $    920,650          $  1,000,018                $    860,718
Apr-99                         $  1,000,286          $  1,061,519                $    922,518
May-99                         $    930,566          $  1,006,744                $    872,148
Jun-99                         $    974,954          $  1,045,403                $    907,819
Jul-99                         $    949,995          $  1,027,945                $    894,293
Aug-99                         $    944,675          $  1,028,665                $    893,309
Sep-99                         $    977,267          $  1,060,965                $    915,374
Oct-99                         $  1,019,582          $  1,098,523                $    953,636
Nov-99                         $  1,050,782          $  1,127,963                $    992,259
Dec-99                         $  1,115,615          $  1,180,188                $  1,044,551
Jan-00                         $  1,104,459          $  1,162,013                $  1,035,359
Feb-00                         $  1,194,803          $  1,224,413                $  1,101,829
Mar-00                         $  1,237,816          $  1,257,717                $  1,128,713
Apr-00                         $  1,206,376          $  1,234,575                $  1,099,818
May-00                         $  1,163,429          $  1,206,056                $  1,067,264
Jun-00                         $  1,229,744          $  1,262,259                $  1,124,255
Jul-00                         $  1,274,015          $  1,298,233                $  1,157,421
Aug-00                         $  1,311,853          $  1,339,647                $  1,192,491
Sep-00                         $  1,281,681          $  1,325,178                $  1,171,384
Oct-00                         $  1,254,381          $  1,298,277                $  1,142,099
Nov-00                         $  1,232,931          $  1,293,084                $  1,134,219
Dec-00                         $  1,285,330          $  1,350,239                $  1,179,928
Jan-01                         $  1,353,324          $  1,415,320                $  1,244,588
Feb-01                         $  1,332,754          $  1,396,496                $  1,230,399
Mar-01                         $  1,305,966          $  1,380,856                $  1,209,975
Apr-01                         $  1,295,257          $  1,374,227                $  1,201,989
May-01                         $  1,333,078          $  1,407,346                $  1,234,803
Jun-01                         $  1,361,073          $  1,428,879                $  1,256,536
Jul-01                         $  1,272,059          $  1,354,863                $  1,203,636
Aug-01                         $  1,332,354          $  1,415,561                $  1,245,642
Sep-01                         $  1,270,933          $  1,369,272                $  1,186,101
Oct-01                         $  1,278,685          $  1,369,956                $  1,201,164
Nov-01                         $  1,307,072          $  1,352,421                $  1,239,121
Dec-01                         $  1,346,807          $  1,368,515                $  1,271,834
Jan-02                         $  1,379,535          $  1,393,832                $  1,297,143
Feb-02                         $  1,436,509          $  1,446,101                $  1,343,840
Mar-02                         $  1,444,554          $  1,447,692                $  1,355,801
Apr-02                         $  1,455,966          $  1,461,879                $  1,371,257
May-02                         $  1,438,640          $  1,454,277                $  1,359,875
Jun-02                         $  1,344,984          $  1,380,982                $  1,268,084
Jul-02                         $  1,263,344          $  1,318,423                $  1,192,886
Aug-02                         $  1,360,495          $  1,414,932                $  1,278,178
Sep-02                         $  1,307,572          $  1,375,738                $  1,236,381
Oct-02                         $  1,404,463          $  1,460,346                $  1,322,186
Nov-02                         $  1,452,355          $  1,501,820                $  1,365,686
Dec-02                         $  1,500,864          $  1,547,926                $  1,414,578
Jan-03                         $  1,523,527          $  1,573,467                $  1,445,557
Feb-03                         $  1,577,459          $  1,623,818                $  1,498,320
Mar-03                         $  1,617,211          $  1,650,123                $  1,536,227
Apr-03                         $  1,725,403          $  1,744,180                $  1,636,389
May-03                         $  1,790,623          $  1,816,564                $  1,710,027
Jun-03                         $  1,778,268          $  1,816,564                $  1,710,882
Jul-03                         $  1,722,252          $  1,752,258                $  1,661,095
Aug-03                         $  1,775,639          $  1,794,837                $  1,703,453

Source: Lipper Analytical Services. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 4/17/97.

The mountain chart illustrates comparative performance for $1,000,000 invested in the Select Shares of the JPMorgan Fleming Emerging Markets Debt Fund, Emerging Markets Bond Index Global and Lipper Emerging Markets Debt Funds Index from April 17, 1997 to August 31, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Emerging Markets Bond Index Global is an unmanaged index which tracks total return for external currency-denominated debt (Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments) in emerging markets. The Lipper Emerging Markets Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Shares have a minimum investment of $1,000,000 and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan Global Strategic Income Fund

AS OF AUGUST 31, 2003                                                (Unaudited)

FUND FACTS

Fund Inception                          3/17/1997
Fiscal Year End                         AUGUST 31
Net Assets as of 8/31/2003
(In Millions)                               $ 111
Primary Benchmark                LEHMAN AGGREGATE
                                       BOND INDEX
Average Credit Quality                          A
Duration                                4.5 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Global Strategic Income Fund, which seeks to provide high total return from a portfolio of fixed-income securities of foreign and domestic issuers, had a total return of 8.86% (Institutional Shares) for the one-year period ended August 31, 2003. This compares to the 4.35% return of the Lehman Aggregate Bond Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: Our strong performance was largely the result of our strategic overweights to high-yield and emerging markets debt at a time when investor risk aversion decreased. Our underweight to investment-grade corporates detracted, but the selection of longer-duration securities was positive. Our positioning and security selection in residential mortgages was positive, as was our overweight to commercial mortgage-backed securities. The non-callable mortgage market continues to be buoyed by a healthy supply of investor capital. Our underweight to Treasury and Agency debt enhanced returns. Detracting was our position in international non-dollar securities, which underperformed the U.S. rally as the market priced in the easier U.S. monetary policy.

Q: HOW WAS THE FUND MANAGED?

A: High-yield and emerging markets debt were our largest sector overweights, although we reduced our risk exposure in the second quarter of 2003. We remained overweight to non-callable mortgages. In investment-grade corporate bonds, we continued to focus on bottom-up security selection. We reduced our underweight position during the second quarter, adding longer maturities because they benefit from spread compression. We actively managed coupon selection within the residential mortgage-backed sector, focusing on 30-year current coupons (i.e., Fannie Mae, 5% and 5.5%). Early in 2003, we increased our hedged non-dollar position because we expected European economic growth to lag the United States. Consistent with our strategy, we maintained a significant underweight to Treasury and agency debt.

                                                    ANNUAL REPORT AUGUST 31 2003

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                                                     SINCE
                                                                                 INCEPTION
                                                1 YEAR      3 YEARS    5 YEARS   (3/17/97)
                                              ----------------------------------------------
CLASS A SHARES
         Without Sales Charge                    8.33%        5.00%      4.80%      4.98%
           With Sales Charge*                    3.42%        3.42%      3.84%      4.24%

CLASS B SHARES
                 Without CDSC                    7.74%        4.03%      4.22%      4.53%
                  With CDSC**                    2.74%        3.16%      3.91%      4.53%

INSTITUTIONAL SHARES                             8.86%        5.58%      5.31%      5.42%

SELECT SHARES                                    8.48%        5.24%      4.94%      5.09%

  * Sales Charge for Class A Shares is 4.50%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 1% CDSC for the period since inception.

[CHART]

LIFE OF FUND PERFORMANCE (3/17/97 TO 8/31/03)

          JPMORGAN GLOBAL STRATEGIC INCOME FUND    LEHMAN AGGREGATE   LIPPER MULTI-SECTOR
                 (INSTITUTIONAL SHARES)               BOND INDEX       INCOME FUNDS INDEX
Mar-97                             $  3,000,000        $  3,000,000          $  3,000,000
Mar-97                             $  2,967,900        $  3,000,000          $  3,000,000
Apr-97                             $  3,018,651        $  3,045,000          $  3,026,700
May-97                             $  3,069,968        $  3,073,928          $  3,076,943
Jun-97                             $  3,114,483        $  3,110,507          $  3,120,636
Jul-97                             $  3,200,131        $  3,194,491          $  3,192,098
Aug-97                             $  3,179,010        $  3,167,338          $  3,172,946
Sep-97                             $  3,242,590        $  3,214,214          $  3,237,039
Oct-97                             $  3,184,548        $  3,260,820          $  3,222,149
Nov-97                             $  3,222,444        $  3,275,820          $  3,235,360
Dec-97                             $  3,256,602        $  3,308,906          $  3,267,713
Jan-98                             $  3,296,658        $  3,351,260          $  3,309,213
Feb-98                             $  3,327,976        $  3,348,579          $  3,325,098
Mar-98                             $  3,358,927        $  3,359,964          $  3,361,341
Apr-98                             $  3,365,980        $  3,377,436          $  3,371,089
May-98                             $  3,369,683        $  3,409,522          $  3,364,010
Jun-98                             $  3,365,302        $  3,438,503          $  3,355,600
Jul-98                             $  3,381,456        $  3,445,723          $  3,368,686
Aug-98                             $  3,260,400        $  3,501,889          $  3,169,597
Sep-98                             $  3,316,479        $  3,583,833          $  3,224,114
Oct-98                             $  3,276,681        $  3,564,839          $  3,199,289
Nov-98                             $  3,327,142        $  3,585,158          $  3,312,223
Dec-98                             $  3,341,116        $  3,595,914          $  3,304,605
Jan-99                             $  3,366,508        $  3,621,445          $  3,322,120
Feb-99                             $  3,322,744        $  3,558,069          $  3,277,603
Mar-99                             $  3,368,597        $  3,577,639          $  3,318,573
Apr-99                             $  3,422,495        $  3,589,087          $  3,376,980
May-99                             $  3,351,307        $  3,557,503          $  3,306,401
Jun-99                             $  3,341,253        $  3,546,119          $  3,302,764
Jul-99                             $  3,331,564        $  3,531,226          $  3,295,168
Aug-99                             $  3,315,239        $  3,529,460          $  3,271,443
Sep-99                             $  3,338,446        $  3,570,402          $  3,285,183
Oct-99                             $  3,361,815        $  3,583,612          $  3,289,454
Nov-99                             $  3,392,407        $  3,583,254          $  3,311,164
Dec-99                             $  3,424,296        $  3,566,054          $  3,339,640
Jan-00                             $  3,390,738        $  3,554,286          $  3,308,247
Feb-00                             $  3,448,719        $  3,597,293          $  3,351,916
Mar-00                             $  3,476,654        $  3,644,777          $  3,350,911
Apr-00                             $  3,451,970        $  3,634,207          $  3,303,663
May-00                             $  3,424,699        $  3,632,390          $  3,262,367
Jun-00                             $  3,502,097        $  3,707,944          $  3,345,557
Jul-00                             $  3,535,017        $  3,741,686          $  3,356,263
Aug-00                             $  3,586,982        $  3,795,941          $  3,383,784
Sep-00                             $  3,592,362        $  3,819,855          $  3,353,669
Oct-00                             $  3,594,518        $  3,845,066          $  3,283,242
Nov-00                             $  3,607,817        $  3,908,125          $  3,244,499
Dec-00                             $  3,696,931        $  3,980,816          $  3,327,234
Jan-01                             $  3,804,511        $  4,045,704          $  3,442,024
Feb-01                             $  3,810,979        $  4,080,901          $  3,449,596
Mar-01                             $  3,786,970        $  4,101,306          $  3,390,263
Apr-01                             $  3,761,976        $  4,084,080          $  3,361,107
May-01                             $  3,793,952        $  4,108,585          $  3,390,685
Jun-01                             $  3,776,121        $  4,124,198          $  3,359,490
Jul-01                             $  3,796,890        $  4,216,580          $  3,392,749
Aug-01                             $  3,850,426        $  4,265,070          $  3,437,873
Sep-01                             $  3,722,977        $  4,314,545          $  3,331,299
Oct-01                             $  3,804,882        $  4,404,719          $  3,412,916
Nov-01                             $  3,869,565        $  4,343,934          $  3,445,680
Dec-01                             $  3,844,413        $  4,316,133          $  3,439,133
Jan-02                             $  3,867,095        $  4,351,093          $  3,457,704
Feb-02                             $  3,870,962        $  4,393,299          $  3,469,806
Mar-02                             $  3,862,059        $  4,320,370          $  3,472,929
Apr-02                             $  3,899,135        $  4,404,185          $  3,527,107
May-02                             $  3,901,084        $  4,441,621          $  3,537,335
Jun-02                             $  3,839,057        $  4,480,263          $  3,469,418
Jul-02                             $  3,799,899        $  4,534,474          $  3,424,663
Aug-02                             $  3,877,416        $  4,611,107          $  3,488,704
Sep-02                             $  3,878,580        $  4,685,807          $  3,494,635
Oct-02                             $  3,902,627        $  4,664,252          $  3,505,818
Nov-02                             $  3,975,216        $  4,662,853          $  3,589,256
Dec-02                             $  4,030,074        $  4,759,374          $  3,662,477
Jan-03                             $  4,053,448        $  4,763,657          $  3,709,723
Feb-03                             $  4,107,764        $  4,829,396          $  3,769,821
Mar-03                             $  4,141,448        $  4,825,532          $  3,808,650
Apr-03                             $  4,238,772        $  4,865,584          $  3,934,716
May-03                             $  4,294,300        $  4,956,084          $  4,023,247
Jun-03                             $  4,301,600        $  4,946,172          $  4,053,421
Jul-03                             $  4,178,575        $  4,779,981          $  3,956,950
Aug-03                             $  4,221,473        $  4,811,528          $  3,989,001

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 3/17/97.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Global Strategic Income Fund, which are similar to the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Global Strategic Income Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A and B Shares prior to 9/10/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the J.P. Morgan Global Strategic Income Fund, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Global Strategic Income Fund, Lehman Aggregate Bond Index, and Lipper Multi-Sector Income Funds Index from March 17, 1997 to August 31, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Lipper Multi-Sector Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan Short Term Bond Fund

AS OF AUGUST 31, 2003                                               (Unaudited)

FUND FACTS

Fund Inception                          9/13/1993
Fiscal Year End                         AUGUST 31
Net Assets as of 8/31/2003
(In Millions)                               $ 937
Primary Benchmark                   MERRILL LYNCH
                                         1-3 YEAR
                                   TREASURY INDEX
Average Credit Quality                         AA
Duration                                1.8 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Short Term Bond Fund, which seeks to provide high total return consistent with low volatility of principal, returned 2.44% (Institutional Shares) for the one-year period ended August 31, 2003. This compares to the 2.54% return of its benchmark index, the Merrill Lynch 1-3 Year Treasury Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Most of the underperformance during the period was due to the confluence of an extremely rapid rise in interest rates, the widening of mortgage spreads and an increase in implied volatility (indicating a more bearish market) in mid-June and July. Overall, our corporate sector allocation was a positive for performance. However, the contribution from our duration positioning and large mortgage allocation was negative. We took a longer duration position than that of the benchmark because we believed the short end of the yield curve would remain anchored and that the potential for a backup in the longer-term maturities was limited. Unfortunately, interest rates rose sharply at the end of the period and mortgage spreads widened. An additional detractor was our yield curve position, which did not benefit performance when the curve steepened. Toward the end of the period, we lowered the volatility of the Fund by reducing our allocation to mortgages.

Q: HOW WAS THE FUND MANAGED?

A: We tactically traded our duration during the period, maintaining a slightly longer duration than the benchmark because we expected the Fed to ease rates and keep them low for the foreseeable future. To enhance yield and reduce interest rate volatility, we purchased agencies, including callable agencies. However, in January and February, we reduced our agency holdings, purchasing sovereign debt and asset-backed securities at higher yields. We reduced our exposure to the utilities sector and continued to add selectively to our positions in broker-dealer and finance paper. We increased our allocation to mortgage-backed securities because of their higher yields and because we thought they would perform well in a low interest rate environment.

                                                    ANNUAL REPORT AUGUST 31 2003

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                1 YEAR      3 YEARS    5 YEARS    10 YEARS
                                              ----------------------------------------------
CLASS A SHARES
             Without Sales Charge                2.08%        5.51%      5.01%       5.15%
               With Sales Charge*                0.58%        4.96%      4.69%       4.99%

INSTITUTIONAL SHARES                             2.44%        5.91%      5.38%       5.44%

SELECT SHARES                                    2.28%        5.67%      5.10%       5.19%

  * Sales Charge for Class A Shares is 1.50%.

[CHART]

TEN-YEAR PERFORMANCE (8/31/93 TO 8/31/03)

           JPMORGAN SHORT TERM BOND FUND                                             LIPPER SHORT-TERM INVESTMENT
              (INSTITUTIONAL SHARES)        MERRILL LYNCH 1-3 YEAR TREASURY INDEX       GRADE DEBT FUNDS INDEX
Aug-93                     $  3,000,000                              $  3,000,000                    $  3,000,000
Sep-93                     $  3,006,300                              $  3,009,600                    $  3,009,900
Oct-93                     $  3,006,300                              $  3,015,619                    $  3,024,950
Nov-93                     $  3,007,202                              $  3,016,524                    $  3,026,462
Dec-93                     $  3,017,426                              $  3,027,685                    $  3,046,134
Jan-94                     $  3,036,134                              $  3,047,062                    $  3,066,238
Feb-94                     $  3,022,168                              $  3,027,561                    $  3,049,068
Mar-94                     $  3,003,431                              $  3,012,423                    $  3,025,895
Apr-94                     $  2,990,216                              $  3,001,880                    $  3,014,094
May-94                     $  2,992,907                              $  3,006,082                    $  3,017,409
Jun-94                     $  3,002,783                              $  3,015,101                    $  3,019,823
Jul-94                     $  3,022,902                              $  3,041,030                    $  3,037,338
Aug-94                     $  3,034,389                              $  3,051,674                    $  3,053,436
Sep-94                     $  3,027,107                              $  3,044,655                    $  3,049,161
Oct-94                     $  3,032,858                              $  3,051,353                    $  3,054,040
Nov-94                     $  3,022,546                              $  3,037,622                    $  3,048,543
Dec-94                     $  3,028,591                              $  3,044,609                    $  3,041,226
Jan-95                     $  3,063,723                              $  3,086,929                    $  3,072,247
Feb-95                     $  3,104,777                              $  3,129,220                    $  3,108,499
Mar-95                     $  3,124,337                              $  3,146,744                    $  3,125,596
Apr-95                     $  3,153,706                              $  3,174,750                    $  3,152,476
May-95                     $  3,212,680                              $  3,230,308                    $  3,210,166
Jun-95                     $  3,229,065                              $  3,247,751                    $  3,230,069
Jul-95                     $  3,235,523                              $  3,261,067                    $  3,240,405
Aug-95                     $  3,258,172                              $  3,280,634                    $  3,262,116
Sep-95                     $  3,277,395                              $  3,296,709                    $  3,277,774
Oct-95                     $  3,300,009                              $  3,324,401                    $  3,308,585
Nov-95                     $  3,329,379                              $  3,353,656                    $  3,336,378
Dec-95                     $  3,355,681                              $  3,379,479                    $  3,359,399
Jan-96                     $  3,384,540                              $  3,408,204                    $  3,389,633
Feb-96                     $  3,361,864                              $  3,393,890                    $  3,377,091
Mar-96                     $  3,367,242                              $  3,390,835                    $  3,362,232
Apr-96                     $  3,368,926                              $  3,393,548                    $  3,364,586
May-96                     $  3,380,380                              $  3,400,675                    $  3,371,315
Jun-96                     $  3,403,367                              $  3,425,159                    $  3,395,588
Jul-96                     $  3,412,556                              $  3,438,518                    $  3,409,510
Aug-96                     $  3,425,524                              $  3,450,209                    $  3,421,444
Sep-96                     $  3,456,354                              $  3,481,605                    $  3,454,290
Oct-96                     $  3,498,175                              $  3,520,948                    $  3,491,250
Nov-96                     $  3,525,811                              $  3,548,059                    $  3,520,228
Dec-96                     $  3,526,869                              $  3,548,059                    $  3,521,636
Jan-97                     $  3,544,856                              $  3,564,735                    $  3,539,596
Feb-97                     $  3,555,490                              $  3,572,934                    $  3,551,631
Mar-97                     $  3,555,846                              $  3,571,504                    $  3,548,079
Apr-97                     $  3,581,092                              $  3,600,791                    $  3,576,464
May-97                     $  3,606,518                              $  3,625,276                    $  3,600,426
Jun-97                     $  3,628,879                              $  3,650,291                    $  3,625,629
Jul-97                     $  3,666,619                              $  3,690,444                    $  3,666,961
Aug-97                     $  3,670,652                              $  3,693,765                    $  3,669,528
Sep-97                     $  3,701,119                              $  3,721,838                    $  3,698,151
Oct-97                     $  3,716,663                              $  3,749,379                    $  3,720,709
Nov-97                     $  3,724,840                              $  3,758,378                    $  3,730,011
Dec-97                     $  3,751,659                              $  3,783,935                    $  3,752,391
Jan-98                     $  3,793,677                              $  3,820,639                    $  3,785,037
Feb-98                     $  3,797,471                              $  3,824,078                    $  3,790,336
Mar-98                     $  3,812,661                              $  3,839,756                    $  3,805,876
Apr-98                     $  3,832,106                              $  3,857,803                    $  3,823,764
May-98                     $  3,854,715                              $  3,878,250                    $  3,844,412
Jun-98                     $  3,869,748                              $  3,898,416                    $  3,861,712
Jul-98                     $  3,892,967                              $  3,916,739                    $  3,878,704
Aug-98                     $  3,920,218                              $  3,966,090                    $  3,905,079
Sep-98                     $  3,989,997                              $  4,018,442                    $  3,946,473
Oct-98                     $  3,991,593                              $  4,038,133                    $  3,941,342
Nov-98                     $  3,996,783                              $  4,034,498                    $  3,951,590
Dec-98                     $  4,015,967                              $  4,048,619                    $  3,968,582
Jan-99                     $  4,038,457                              $  4,063,194                    $  3,988,424
Feb-99                     $  4,020,283                              $  4,044,503                    $  3,975,263
Mar-99                     $  4,051,642                              $  4,072,410                    $  4,006,270
Apr-99                     $  4,066,228                              $  4,085,442                    $  4,020,692
May-99                     $  4,051,996                              $  4,082,991                    $  4,015,465
Jun-99                     $  4,045,513                              $  4,095,648                    $  4,023,095
Jul-99                     $  4,051,581                              $  4,108,754                    $  4,027,520
Aug-99                     $  4,066,167                              $  4,120,670                    $  4,035,575
Sep-99                     $  4,097,069                              $  4,147,454                    $  4,062,210
Oct-99                     $  4,112,229                              $  4,158,652                    $  4,071,147
Nov-99                     $  4,132,378                              $  4,166,554                    $  4,084,582
Dec-99                     $  4,144,776                              $  4,172,387                    $  4,093,159
Jan-00                     $  4,148,506                              $  4,170,718                    $  4,094,797
Feb-00                     $  4,169,248                              $  4,198,662                    $  4,121,413
Mar-00                     $  4,179,672                              $  4,224,693                    $  4,142,844
Apr-00                     $  4,200,152                              $  4,235,678                    $  4,143,673
May-00                     $  4,218,213                              $  4,253,044                    $  4,158,175
Jun-00                     $  4,240,569                              $  4,297,275                    $  4,204,331
Jul-00                     $  4,268,133                              $  4,324,348                    $  4,230,398
Aug-00                     $  4,286,913                              $  4,356,348                    $  4,261,280
Sep-00                     $  4,322,923                              $  4,387,714                    $  4,297,501
Oct-00                     $  4,337,621                              $  4,411,408                    $  4,310,393
Nov-00                     $  4,392,708                              $  4,453,316                    $  4,349,618
Dec-00                     $  4,444,103                              $  4,506,311                    $  4,395,724
Jan-01                     $  4,481,878                              $  4,562,640                    $  4,458,143
Feb-01                     $  4,517,285                              $  4,592,297                    $  4,489,350
Mar-01                     $  4,549,358                              $  4,630,413                    $  4,521,674
Apr-01                     $  4,547,993                              $  4,642,915                    $  4,532,526
May-01                     $  4,574,371                              $  4,668,915                    $  4,560,627
Jun-01                     $  4,594,956                              $  4,684,790                    $  4,579,326
Jul-01                     $  4,652,393                              $  4,737,259                    $  4,635,651
Aug-01                     $  4,685,890                              $  4,764,735                    $  4,665,783
Sep-01                     $  4,751,492                              $  4,843,353                    $  4,710,108
Oct-01                     $  4,801,858                              $  4,888,881                    $  4,745,905
Nov-01                     $  4,778,329                              $  4,878,125                    $  4,722,650
Dec-01                     $  4,782,152                              $  4,880,077                    $  4,717,927
Jan-02                     $  4,802,237                              $  4,889,837                    $  4,731,609
Feb-02                     $  4,821,926                              $  4,913,308                    $  4,745,331
Mar-02                     $  4,792,994                              $  4,879,897                    $  4,723,977
Apr-02                     $  4,855,303                              $  4,934,552                    $  4,761,769
May-02                     $  4,873,268                              $  4,954,291                    $  4,788,435
Jun-02                     $  4,901,046                              $  4,995,907                    $  4,793,702
Jul-02                     $  4,953,977                              $  5,056,857                    $  4,808,083
Aug-02                     $  4,972,307                              $  5,074,050                    $  4,838,374
Sep-02                     $  5,015,068                              $  5,116,165                    $  4,869,824
Oct-02                     $  5,032,120                              $  5,127,932                    $  4,872,745
Nov-02                     $  5,015,514                              $  5,112,548                    $  4,874,695
Dec-02                     $  5,048,616                              $  5,160,606                    $  4,923,441
Jan-03                     $  5,069,820                              $  5,160,090                    $  4,931,319
Feb-03                     $  5,095,676                              $  5,181,762                    $  4,960,907
Mar-03                     $  5,103,829                              $  5,191,089                    $  4,968,348
Apr-03                     $  5,121,693                              $  5,200,952                    $  4,989,712
May-03                     $  5,145,253                              $  5,220,716                    $  5,018,153
Jun-03                     $  5,146,796                              $  5,228,547                    $  5,027,186
Jul-03                     $  5,081,432                              $  5,200,313                    $  4,982,947
Aug-03                     $  5,094,877                              $  5,203,953                    $  4,987,432

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 9/13/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Short Term Bond Fund, which are similar to the expenses of the Institutional Shares. The returns presented prior to 9/13/93 are based on the historical expenses of the J.P. Morgan Short Term Bond Fund, which are higher than the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Short Term Bond Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A Shares prior to 9/10/01 (offering date of the Class A Shares) are calculated using the historical expenses of the J.P. Morgan Short Term Bond Fund, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Short Term Bond Fund, Merrill Lynch 1-3 Year Treasury Index, and Lipper Short-Term Investment Grade Debt Funds Index from August 31, 1993 to August 31, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index which measures short-term bond performance. The Lipper Short-Term Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan Short Term Bond Fund II

AS OF AUGUST 31, 2003                                                (Unaudited)

FUND FACTS

Fund Inception                       11/30/1990
Fiscal Year End                       AUGUST 31
Net Assets as of 8/31/2003
(In Millions)                            $1,554
Primary Benchmark               LEHMAN 1-3 YEAR
                                     U.S. GOV'T
                                     BOND INDEX
Average Credit Quality                      AA+
Duration                              1.8 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Short Term Bond Fund II, which seeks a high level of income, consistent with preservation of capital, returned 2.15% (Select Shares) for the one-year period ended August 31, 2003. This compares to the 2.60% return of its benchmark index, the Lehman 1-3 Year U.S. Gov't Bond Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Most of the underperformance during the period was due to the confluence of an extremely rapid rise in interest rates, the widening of mortgage spreads and an increase in implied volatility (indicating a more bearish market) in mid-June and July. Overall, our corporate sector allocation was a positive for performance. However, the contribution from our duration positioning and large mortgage allocation was negative. We took a longer duration position than that of the benchmark because we believed the short end of the yield curve would remain anchored and that the potential for a backup in the longer-term maturities was limited. Unfortunately, interest rates rose sharply at the end of the period and mortgage spreads widened. An additional detractor was our yield curve position, which did not benefit performance when the curve steepened. Toward the end of the period, we lowered the volatility of the Fund by reducing our allocation to mortgages.

Q: HOW WAS THE FUND MANAGED?

A: We tactically traded our duration during the period, maintaining a slightly longer duration than the benchmark because we expected the Fed to ease rates and keep them low for the foreseeable future. To enhance yield and reduce interest rate volatility, we purchased agencies, including callable agencies. However, in January and February, we reduced our agency holdings, purchasing sovereign debt and asset-backed securities at higher yields. We reduced our exposure to the utilities sector and continued to add selectively to our positions in broker-dealer and finance paper. We increased our allocation to mortgage-backed securities because of their higher yields and because we thought they would perform well in a low interest rate environment.

                                                    ANNUAL REPORT AUGUST 31 2003

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                           1 YEAR              3 YEARS           5 YEARS          10 YEARS
                                         -------------------------------------------------------------------
CLASS A SHARES
           Without Sales Charge              1.88%                5.39%             4.76%             5.01%
             With Sales Charge*              0.33%                4.86%             4.45%             4.86%

CLASS M SHARES
           Without Sales Charge              1.64%                5.15%             4.55%             4.91%
            With Sales Charge**              0.09%                4.62%             4.24%             4.75%

SELECT SHARES                                2.15%                5.65%             5.07%             5.27%

  * Sales Charge for Class A Shares is 1.50%.
 ** Sales Charge for Class M Shares is 1.50%.

[CHART]

TEN-YEAR PERFORMANCE (8/31/93 TO 8/31/03)

           JPMORGAN SHORT TERM BOND FUND II         LEHMAN 1-3 YEAR         LIPPER SHORT-TERM INVESTMENT
                   (SELECT SHARES)               U.S. GOV'T BOND INDEX         GRADE DEBT FUNDS INDEX
Aug-93                         $  1,000,000               $  1,000,000                      $  1,000,000
Sep-93                         $  1,003,200               $  1,003,200                      $  1,003,300
Oct-93                         $  1,005,407               $  1,005,407                      $  1,008,317
Nov-93                         $  1,007,317               $  1,005,608                      $  1,008,821
Dec-93                         $  1,010,037               $  1,009,631                      $  1,015,378
Jan-94                         $  1,014,683               $  1,015,991                      $  1,022,079
Feb-94                         $  1,012,349               $  1,009,794                      $  1,016,356
Mar-94                         $  1,011,033               $  1,004,644                      $  1,008,632
Apr-94                         $  1,009,820               $  1,000,826                      $  1,004,698
May-94                         $  1,012,648               $  1,002,127                      $  1,005,803
Jun-94                         $  1,016,597               $  1,004,632                      $  1,006,608
Jul-94                         $  1,021,782               $  1,013,674                      $  1,012,446
Aug-94                         $  1,024,949               $  1,017,019                      $  1,017,812
Sep-94                         $  1,026,077               $  1,014,680                      $  1,016,387
Oct-94                         $  1,029,257               $  1,017,014                      $  1,018,013
Nov-94                         $  1,029,360               $  1,012,742                      $  1,016,181
Dec-94                         $  1,033,992               $  1,014,667                      $  1,013,742
Jan-95                         $  1,042,678               $  1,028,466                      $  1,024,082
Feb-95                         $  1,052,375               $  1,042,453                      $  1,036,166
Mar-95                         $  1,058,268               $  1,048,291                      $  1,041,865
Apr-95                         $  1,064,195               $  1,057,621                      $  1,050,825
May-95                         $  1,076,646               $  1,075,706                      $  1,070,055
Jun-95                         $  1,082,675               $  1,081,515                      $  1,076,690
Jul-95                         $  1,087,763               $  1,085,841                      $  1,080,135
Aug-95                         $  1,092,876               $  1,092,356                      $  1,087,372
Sep-95                         $  1,097,903               $  1,097,709                      $  1,092,591
Oct-95                         $  1,105,259               $  1,106,820                      $  1,102,862
Nov-95                         $  1,112,443               $  1,116,228                      $  1,112,126
Dec-95                         $  1,119,007               $  1,124,711                      $  1,119,800
Jan-96                         $  1,126,728               $  1,134,271                      $  1,129,878
Feb-96                         $  1,126,277               $  1,129,847                      $  1,125,697
Mar-96                         $  1,128,980               $  1,128,943                      $  1,120,744
Apr-96                         $  1,131,803               $  1,130,072                      $  1,121,529
May-96                         $  1,134,859               $  1,132,558                      $  1,123,772
Jun-96                         $  1,141,781               $  1,140,826                      $  1,131,863
Jul-96                         $  1,146,919               $  1,145,275                      $  1,136,503
Aug-96                         $  1,150,245               $  1,149,513                      $  1,140,481
Sep-96                         $  1,160,367               $  1,159,973                      $  1,151,430
Oct-96                         $  1,172,667               $  1,173,081                      $  1,163,750
Nov-96                         $  1,181,931               $  1,181,762                      $  1,173,409
Dec-96                         $  1,181,931               $  1,181,998                      $  1,173,879
Jan-97                         $  1,186,541               $  1,187,672                      $  1,179,865
Feb-97                         $  1,189,626               $  1,190,522                      $  1,183,877
Mar-97                         $  1,188,912               $  1,189,570                      $  1,182,693
Apr-97                         $  1,199,850               $  1,199,324                      $  1,192,155
May-97                         $  1,206,569               $  1,207,720                      $  1,200,142
Jun-97                         $  1,215,619               $  1,216,053                      $  1,208,543
Jul-97                         $  1,229,355               $  1,229,308                      $  1,222,320
Aug-97                         $  1,228,372               $  1,230,537                      $  1,223,176
Sep-97                         $  1,238,321               $  1,239,889                      $  1,232,717
Oct-97                         $  1,245,627               $  1,249,064                      $  1,240,236
Nov-97                         $  1,246,998               $  1,252,187                      $  1,243,337
Dec-97                         $  1,254,355               $  1,260,577                      $  1,250,797
Jan-98                         $  1,266,648               $  1,272,552                      $  1,261,679
Feb-98                         $  1,266,901               $  1,273,698                      $  1,263,445
Mar-98                         $  1,270,575               $  1,278,538                      $  1,268,625
Apr-98                         $  1,276,547               $  1,284,675                      $  1,274,588
May-98                         $  1,283,695               $  1,291,483                      $  1,281,471
Jun-98                         $  1,290,627               $  1,298,070                      $  1,287,237
Jul-98                         $  1,296,564               $  1,304,171                      $  1,292,901
Aug-98                         $  1,304,992               $  1,320,082                      $  1,301,693
Sep-98                         $  1,323,392               $  1,337,903                      $  1,315,491
Oct-98                         $  1,320,878               $  1,344,459                      $  1,313,781
Nov-98                         $  1,320,481               $  1,343,114                      $  1,317,197
Dec-98                         $  1,324,575               $  1,348,218                      $  1,322,861
Jan-99                         $  1,331,065               $  1,353,341                      $  1,329,475
Feb-99                         $  1,326,540               $  1,347,251                      $  1,325,088
Mar-99                         $  1,335,958               $  1,356,412                      $  1,335,423
Apr-99                         $  1,339,966               $  1,360,617                      $  1,340,231
May-99                         $  1,339,028               $  1,359,665                      $  1,338,488
Jun-99                         $  1,340,501               $  1,363,608                      $  1,341,032
Jul-99                         $  1,343,584               $  1,367,835                      $  1,342,507
Aug-99                         $  1,345,465               $  1,371,665                      $  1,345,192
Sep-99                         $  1,355,422               $  1,380,581                      $  1,354,070
Oct-99                         $  1,360,166               $  1,384,308                      $  1,357,049
Nov-99                         $  1,362,206               $  1,386,939                      $  1,361,527
Dec-99                         $  1,365,748               $  1,388,187                      $  1,364,386
Jan-00                         $  1,366,294               $  1,387,909                      $  1,364,932
Feb-00                         $  1,374,082               $  1,397,347                      $  1,373,804
Mar-00                         $  1,381,090               $  1,405,731                      $  1,380,948
Apr-00                         $  1,376,670               $  1,409,245                      $  1,381,224
May-00                         $  1,381,075               $  1,414,460                      $  1,386,059
Jun-00                         $  1,396,682               $  1,429,877                      $  1,401,444
Jul-00                         $  1,406,738               $  1,439,028                      $  1,410,133
Aug-00                         $  1,417,007               $  1,449,965                      $  1,420,427
Sep-00                         $  1,431,319               $  1,461,275                      $  1,432,500
Oct-00                         $  1,435,899               $  1,469,166                      $  1,436,798
Nov-00                         $  1,451,837               $  1,483,417                      $  1,449,873
Dec-00                         $  1,468,534               $  1,501,663                      $  1,465,241
Jan-01                         $  1,484,394               $  1,521,485                      $  1,486,048
Feb-01                         $  1,495,081               $  1,531,374                      $  1,496,450
Mar-01                         $  1,507,042               $  1,543,778                      $  1,507,225
Apr-01                         $  1,508,549               $  1,548,255                      $  1,510,842
May-01                         $  1,515,036               $  1,556,771                      $  1,520,209
Jun-01                         $  1,520,338               $  1,562,375                      $  1,526,442
Jul-01                         $  1,536,910               $  1,580,655                      $  1,545,217
Aug-01                         $  1,547,054               $  1,590,613                      $  1,555,261
Sep-01                         $  1,567,165               $  1,617,176                      $  1,570,036
Oct-01                         $  1,583,777               $  1,633,348                      $  1,581,968
Nov-01                         $  1,577,125               $  1,628,775                      $  1,574,217
Dec-01                         $  1,575,075               $  1,629,752                      $  1,572,642
Jan-02                         $  1,580,430               $  1,633,663                      $  1,577,203
Feb-02                         $  1,588,807               $  1,641,832                      $  1,581,777
Mar-02                         $  1,579,592               $  1,630,010                      $  1,574,659
Apr-02                         $  1,599,021               $  1,649,734                      $  1,587,256
May-02                         $  1,604,937               $  1,656,167                      $  1,596,145
Jun-02                         $  1,613,283               $  1,670,907                      $  1,597,901
Jul-02                         $  1,629,577               $  1,691,125                      $  1,602,694
Aug-02                         $  1,636,095               $  1,698,059                      $  1,612,791
Sep-02                         $  1,648,039               $  1,711,813                      $  1,623,275
Oct-02                         $  1,653,642               $  1,716,093                      $  1,624,248
Nov-02                         $  1,649,177               $  1,711,288                      $  1,624,898
Dec-02                         $  1,660,392               $  1,727,716                      $  1,641,147
Jan-03                         $  1,666,867               $  1,728,062                      $  1,643,773
Feb-03                         $  1,673,034               $  1,736,011                      $  1,653,636
Mar-03                         $  1,675,377               $  1,739,483                      $  1,656,116
Apr-03                         $  1,680,905               $  1,742,962                      $  1,663,237
May-03                         $  1,687,965               $  1,750,108                      $  1,672,718
Jun-03                         $  1,690,160               $  1,752,908                      $  1,675,729
Jul-03                         $  1,667,681               $  1,741,514                      $  1,660,982
Aug-03                         $  1,670,807               $  1,742,211                      $  1,662,477

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 11/30/90.

Returns for the Class A Shares prior to 5/6/96 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

Returns for the Class M Shares prior to 7/1/99 (offering date of the Class M Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class M Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Short Term Bond Fund II, Lehman 1-3 Year U.S. Gov't Bond Index, and Lipper Short-Term Investment Grade Debt Funds Index from August 31, 1993 to August 31, 2003. The performance of the Fund assumes reinvestments of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman 1-3 Year U.S. Gov't Bond Index is composed of bonds covered by the U.S. Government Bond Index with maturities of one to three years. The Lipper Short-Term Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan Strategic Income Fund

AS OF AUGUST 31, 2003                                                (Unaudited)

FUND FACTS

Fund Inception                        11/30/1998
Fiscal Year End                        AUGUST 31
Net Assets as of 8/31/2003
(In Millions)                                $22
Primary Benchmark               LEHMAN AGGREGATE
                                      BOND INDEX
Average Credit Quality                      BBB+
Duration                               4.5 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Strategic Income Fund, which seeks to provide a high level of income, had a total return of 9.77% (Class A Shares) for the one-year period ended August 31, 2003. This compares to the 4.35% return of the Lehman Aggregate Bond Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: Our strong performance was largely the result of our strategic overweights to high-yield and emerging markets debt at a time when investor risk aversion decreased. Our underweight to investment-grade corporates detracted, but the selection of longer duration securities was positive. Our positioning and security selection in residential mortgages was positive, as was our overweight to commercial mortgage-backed securities. The non-callable mortgage market continues to be buoyed by a healthy supply of investor capital. Our underweight to Treasury and Agency debt enhanced returns. Detracting was our position in international non-dollar securities, which underperformed the U.S. rally as the market priced in the easier U.S. monetary policy.

Q: HOW WAS THE FUND MANAGED?

A: High-yield and emerging markets debt were our largest sector overweights, although we reduced our risk exposure in the second quarter of 2003. We remained overweight to non-callable mortgages. In investment-grade corporate bonds, we continued to focus on bottom-up security selection. We reduced our underweight position during the second quarter, adding longer maturities because they benefit from spread compression. We actively managed coupon selection within the residential mortgage-backed sector, focusing on 30-year current coupons (i.e., Fannie Mae 5% and 5.5%). Early in 2003, we increased our hedged non-dollar position because we expected European economic growth to lag the United States. Consistent with our strategy, we maintained a significant underweight to Treasury and agency debt.

                                                    ANNUAL REPORT AUGUST 31 2003

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                                               SINCE
                                                                           INCEPTION
                                           1 YEAR         3 YEARS         (11/30/98)
                                         ---------------------------------------------
CLASS A SHARES
           Without Sales Charge              9.77%           4.58%             4.47%
             With Sales Charge*              4.87%           2.98%             3.47%

CLASS B SHARES
                   Without CDSC              9.11%           4.07%             4.04%
                    With CDSC**              4.11%           3.18%             3.71%

CLASS C SHARES
                   Without CDSC              9.10%           4.04%             4.04%
                   With CDSC***              8.10%           4.04%             4.04%

CLASS M SHARES
           Without Sales Charge              9.44%           4.37%             4.22%
          With Sales Charge****              6.21%           3.31%             3.55%

   * Sales Charge for Class A Shares is 4.50%.
  ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the period since inception.
 *** Assumes 1% CDSC for the one year period and 0% thereafter.
**** Sales Charge on Class M Shares is 3.0%.

[CHART]

LIFE OF FUND PERFORMANCE (11/30/98 TO 8/31/03)

             JPMORGAN STRATEGIC INCOME FUND                                   LIPPER MULTI-SECTOR
                    (CLASS A SHARES)           LEHMAN AGGREGATE BOND INDEX     INCOME FUNDS INDEX
Nov-98                         $      9,550                   $     10,000           $     10,000
Dec-98                         $      9,471                   $     10,030           $      9,977
Jan-99                         $      9,445                   $     10,101           $     10,030
Feb-99                         $      9,430                   $      9,924           $      9,895
Mar-99                         $      9,594                   $      9,979           $     10,019
Apr-99                         $      9,776                   $     10,011           $     10,196
May-99                         $      9,621                   $      9,923           $      9,982
Jun-99                         $      9,701                   $      9,891           $      9,971
Jul-99                         $      9,716                   $      9,850           $      9,949
Aug-99                         $      9,719                   $      9,845           $      9,877
Sep-99                         $      9,792                   $      9,959           $      9,918
Oct-99                         $      9,858                   $      9,996           $      9,931
Nov-99                         $      9,937                   $      9,995           $      9,997
Dec-99                         $     10,075                   $      9,947           $     10,083
Jan-00                         $     10,027                   $      9,914           $      9,988
Feb-00                         $     10,190                   $     10,034           $     10,120
Mar-00                         $     10,155                   $     10,166           $     10,117
Apr-00                         $     10,075                   $     10,137           $      9,974
May-00                         $      9,959                   $     10,132           $      9,849
Jun-00                         $     10,147                   $     10,342           $     10,101
Jul-00                         $     10,198                   $     10,437           $     10,133
Aug-00                         $     10,277                   $     10,588           $     10,216
Sep-00                         $     10,274                   $     10,655           $     10,125
Oct-00                         $     10,111                   $     10,725           $      9,913
Nov-00                         $      9,981                   $     10,901           $      9,796
Dec-00                         $     10,214                   $     11,104           $     10,045
Jan-01                         $     10,507                   $     11,285           $     10,392
Feb-01                         $     10,531                   $     11,383           $     10,415
Mar-01                         $     10,465                   $     11,440           $     10,236
Apr-01                         $     10,319                   $     11,392           $     10,148
May-01                         $     10,451                   $     11,460           $     10,237
Jun-01                         $     10,432                   $     11,504           $     10,143
Jul-01                         $     10,512                   $     11,761           $     10,243
Aug-01                         $     10,642                   $     11,896           $     10,379
Sep-01                         $     10,355                   $     12,034           $     10,058
Oct-01                         $     10,589                   $     12,286           $     10,304
Nov-01                         $     10,686                   $     12,116           $     10,403
Dec-01                         $     10,630                   $     12,039           $     10,383
Jan-02                         $     10,680                   $     12,136           $     10,439
Feb-02                         $     10,720                   $     12,254           $     10,476
Mar-02                         $     10,698                   $     12,051           $     10,485
Apr-02                         $     10,815                   $     12,284           $     10,649
May-02                         $     10,816                   $     12,389           $     10,680
Jun-02                         $     10,594                   $     12,497           $     10,475
Jul-02                         $     10,479                   $     12,648           $     10,339
Aug-02                         $     10,706                   $     12,862           $     10,533
Sep-02                         $     10,702                   $     13,070           $     10,551
Oct-02                         $     10,754                   $     13,010           $     10,584
Nov-02                         $     11,008                   $     13,006           $     10,836
Dec-02                         $     11,153                   $     13,275           $     11,057
Jan-03                         $     11,234                   $     13,287           $     11,200
Feb-03                         $     11,373                   $     13,471           $     11,382
Mar-03                         $     11,439                   $     13,460           $     11,499
Apr-03                         $     11,736                   $     13,571           $     11,879
May-03                         $     11,876                   $     13,824           $     12,147
Jun-03                         $     11,941                   $     13,796           $     12,238
Jul-03                         $     11,611                   $     13,333           $     11,947
Aug-03                         $     11,755                   $     13,421           $     12,043

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 11/30/98.

All Share Classes, except Class M Shares, were introduced on 11/30/98.

Returns for the Class M Shares prior to 10/28/99 (offering date of the Class M Shares) are calculated using the historical expenses of the Class B Shares, which are higher than the expenses of the Class M Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Strategic Income Fund, Lehman Aggregate Bond Index, and Lipper Multi-Sector Income Funds Index from November 30, 1998 to August 31, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Lipper Multi-Sector Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 4.50% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan U.S. Treasury Income Fund

AS OF AUGUST 31, 2003                                                (Unaudited)

FUND FACTS

Fund Inception                          9/8/1987
Fiscal Year End                        AUGUST 31
Net Assets as of 8/31/2003
(In Millions)                              $ 135
Primary Benchmark              LEHMAN U.S. GOV'T
                                      BOND INDEX
Average Credit Quality                GOVERNMENT
Duration                               5.5 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan U.S. Treasury Income Fund, which seeks to provide investors with monthly dividends while still protecting the value of their investment, returned 2.00% (Class A Shares, without sales charges) for the one-year period ending August 31, 2003. This compares to the 2.98% return of its benchmark index, the Lehman U.S. Gov't Bond Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Our longer duration positioning was a modest positive for performance through January, but detracted over the summer months. Our residential mortgage holdings were strong through the spring but impaired returns during July. Elsewhere, the Fund's Agency underweight during the reporting was a detractor from performance.

Q: HOW WAS THE FUND MANAGED?

A: In general, we maintained a long duration position, focusing on the shortest part of the yield curve, to hedge against unexpected geopolitical shocks and to benefit from mispricings and an accommodative Fed policy. Throughout the period, we overweighted prepayment-sensitive Ginnie Mae mortgage-backed securities because of their attractive yields. We actively managed coupon selection, focusing on 30-year current coupon mortgages (i.e., 5% and 5.5%). As mortgage prepayments slowed in July and August, we allowed our duration to extend. Consistent with the Fund's strategy, we did not hold Agency debentures throughout the period. Even though they are included in the index, we do not hold Agency debentures (debt of Freddie Mac or Fannie Mae) because they are not "full faith and credit" obligations of the U.S. Government.

                                                    ANNUAL REPORT AUGUST 31 2003

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                           1 YEAR            3 YEARS           5 YEARS          10 YEARS
                                         -----------------------------------------------------------------
CLASS A SHARES
           Without Sales Charge              2.00%              7.07%             5.49%             5.50%
             With Sales Charge*             (2.61%)             5.43%             4.53%             5.02%

CLASS B SHARES
                   Without CDSC              1.19%              6.17%             4.55%             4.83%
                    With CDSC**             (3.72%)             5.27%             4.21%             4.83%

SELECT SHARES                                2.29%              7.28%             5.61%             5.56%

  * Sales Charge for Class A Shares is 4.50%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

[CHART]

TEN-YEAR PERFORMANCE (8/31/93 TO 8/31/03)

            JPMORGAN U.S. TREASURY                                            LIPPER GENERAL U.S.
         INCOME FUND (CLASS A SHARES)     LEHMAN U.S. GOV'T BOND INDEX      TREASURY FUNDS AVERAGE
Aug-93                   $      9,550                     $     10,000               $     10,000
Sep-93                   $      9,588                     $     10,038               $     10,042
Oct-93                   $      9,611                     $     10,076               $     10,076
Nov-93                   $      9,508                     $      9,965               $      9,929
Dec-93                   $      9,529                     $     10,004               $      9,961
Jan-94                   $      9,669                     $     10,141               $     10,108
Feb-94                   $      9,443                     $      9,926               $      9,857
Mar-94                   $      9,245                     $      9,703               $      9,624
Apr-94                   $      9,155                     $      9,626               $      9,535
May-94                   $      9,133                     $      9,614               $      9,519
Jun-94                   $      9,102                     $      9,592               $      9,474
Jul-94                   $      9,272                     $      9,768               $      9,653
Aug-94                   $      9,270                     $      9,770               $      9,638
Sep-94                   $      9,099                     $      9,632               $      9,446
Oct-94                   $      9,074                     $      9,626               $      9,422
Nov-94                   $      9,048                     $      9,608               $      9,419
Dec-94                   $      9,103                     $      9,667               $      9,505
Jan-95                   $      9,278                     $      9,847               $      9,688
Feb-95                   $      9,476                     $     10,058               $      9,906
Mar-95                   $      9,529                     $     10,122               $      9,959
Apr-95                   $      9,641                     $     10,254               $     10,090
May-95                   $     10,011                     $     10,668               $     10,592
Jun-95                   $     10,088                     $     10,750               $     10,680
Jul-95                   $     10,049                     $     10,710               $     10,599
Aug-95                   $     10,153                     $     10,835               $     10,741
Sep-95                   $     10,247                     $     10,939               $     10,864
Oct-95                   $     10,398                     $     11,106               $     11,059
Nov-95                   $     10,546                     $     11,279               $     11,244
Dec-95                   $     10,698                     $     11,439               $     11,435
Jan-96                   $     10,759                     $     11,509               $     11,473
Feb-96                   $     10,511                     $     11,274               $     11,153
Mar-96                   $     10,405                     $     11,180               $     11,028
Apr-96                   $     10,316                     $     11,109               $     10,916
May-96                   $     10,276                     $     11,090               $     10,884
Jun-96                   $     10,393                     $     11,233               $     11,044
Jul-96                   $     10,427                     $     11,261               $     11,058
Aug-96                   $     10,375                     $     11,236               $     10,976
Sep-96                   $     10,541                     $     11,423               $     11,198
Oct-96                   $     10,768                     $     11,674               $     11,513
Nov-96                   $     10,954                     $     11,877               $     11,791
Dec-96                   $     10,833                     $     11,756               $     11,595
Jan-97                   $     10,827                     $     11,769               $     11,556
Feb-97                   $     10,826                     $     11,786               $     11,549
Mar-97                   $     10,713                     $     11,661               $     11,362
Apr-97                   $     10,856                     $     11,828               $     11,551
May-97                   $     10,942                     $     11,930               $     11,652
Jun-97                   $     11,058                     $     12,064               $     11,811
Jul-97                   $     11,376                     $     12,406               $     12,304
Aug-97                   $     11,232                     $     12,284               $     12,061
Sep-97                   $     11,390                     $     12,468               $     12,300
Oct-97                   $     11,559                     $     12,684               $     12,589
Nov-97                   $     11,622                     $     12,748               $     12,691
Dec-97                   $     11,737                     $     12,882               $     12,866
Jan-98                   $     11,885                     $     13,075               $     13,087
Feb-98                   $     11,833                     $     13,040               $     13,006
Mar-98                   $     11,867                     $     13,077               $     13,034
Apr-98                   $     11,890                     $     13,135               $     13,068
May-98                   $     12,019                     $     13,271               $     13,264
Jun-98                   $     12,159                     $     13,422               $     13,470
Jul-98                   $     12,155                     $     13,442               $     13,448
Aug-98                   $     12,484                     $     13,792               $     13,935
Sep-98                   $     12,834                     $     14,164               $     14,369
Oct-98                   $     12,783                     $     14,116               $     14,239
Nov-98                   $     12,752                     $     14,120               $     14,265
Dec-98                   $     12,767                     $     14,151               $     14,275
Jan-99                   $     12,848                     $     14,233               $     14,366
Feb-99                   $     12,476                     $     13,894               $     13,858
Mar-99                   $     12,523                     $     13,949               $     13,879
Apr-99                   $     12,556                     $     13,981               $     13,913
May-99                   $     12,431                     $     13,858               $     13,725
Jun-99                   $     12,404                     $     13,830               $     13,636
Jul-99                   $     12,379                     $     13,809               $     13,587
Aug-99                   $     12,376                     $     13,809               $     13,553
Sep-99                   $     12,465                     $     13,921               $     13,663
Oct-99                   $     12,477                     $     13,943               $     13,646
Nov-99                   $     12,463                     $     13,924               $     13,600
Dec-99                   $     12,392                     $     13,833               $     13,450
Jan-00                   $     12,403                     $     13,853               $     13,524
Feb-00                   $     12,599                     $     14,049               $     13,787
Mar-00                   $     12,816                     $     14,297               $     14,136
Apr-00                   $     12,771                     $     14,257               $     14,064
May-00                   $     12,780                     $     14,265               $     14,035
Jun-00                   $     12,993                     $     14,519               $     14,313
Jul-00                   $     13,111                     $     14,660               $     14,478
Aug-00                   $     13,291                     $     14,877               $     14,733
Sep-00                   $     13,323                     $     14,919               $     14,684
Oct-00                   $     13,431                     $     15,062               $     14,857
Nov-00                   $     13,698                     $     15,359               $     15,226
Dec-00                   $     13,956                     $     15,664               $     15,553
Jan-01                   $     14,111                     $     15,822               $     15,636
Feb-01                   $     14,245                     $     16,003               $     15,844
Mar-01                   $     14,304                     $     16,059               $     15,826
Apr-01                   $     14,094                     $     15,895               $     15,506
May-01                   $     14,165                     $     15,947               $     15,550
Jun-01                   $     14,204                     $     16,021               $     15,639
Jul-01                   $     14,552                     $     16,405               $     16,109
Aug-01                   $     14,706                     $     16,609               $     16,341
Sep-01                   $     15,002                     $     16,898               $     16,505
Oct-01                   $     15,404                     $     17,334               $     17,124
Nov-01                   $     14,979                     $     16,945               $     16,516
Dec-01                   $     14,787                     $     16,798               $     16,286
Jan-02                   $     14,916                     $     16,907               $     16,441
Feb-02                   $     15,058                     $     17,063               $     16,592
Mar-02                   $     14,738                     $     16,692               $     16,129
Apr-02                   $     15,067                     $     17,090               $     16,581
May-02                   $     15,157                     $     17,192               $     16,649
Jun-02                   $     15,327                     $     17,433               $     16,877
Jul-02                   $     15,684                     $     17,816               $     17,289
Aug-02                   $     15,989                     $     18,169               $     17,787
Sep-02                   $     16,398                     $     18,594               $     18,331
Oct-02                   $     16,245                     $     18,446               $     17,990
Nov-02                   $     16,107                     $     18,287               $     17,823
Dec-02                   $     16,463                     $     18,730               $     18,331
Jan-03                   $     16,424                     $     18,683               $     18,265
Feb-03                   $     16,682                     $     18,983               $     18,643
Mar-03                   $     16,615                     $     18,928               $     18,508
Apr-03                   $     16,685                     $     19,015               $     18,608
May-03                   $     17,087                     $     19,510               $     19,271
Jun-03                   $     16,998                     $     19,408               $     19,092
Jul-03                   $     16,213                     $     18,607               $     18,009
Aug-03                   $     16,312                     $     18,711               $     18,169

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 9/8/87.

Returns for the Class B Shares prior to 11/4/93 (offering date of the Class B Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B Shares.

Returns for the Select Shares prior to 2/16/01 (offering date of the Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Treasury Income Fund, Lehman U.S. Gov't Bond Index, and Lipper General U.S. Treasury Funds Average from August 31, 1993 to August 31, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman U.S. Gov't Bond Index is composed of the U.S. Treasury Bond Index and the Agency Bond Index and includes U.S. treasury and agency issues. The Lipper General U.S. Treasury Funds Average describes the average total returns for all the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 4.50% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Bond Fund

PORTFOLIO OF INVESTMENTS                        AS OF AUGUST 31, 2003
(Amounts in thousands)

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 84.8%

               U.S. TREASURY SECURITIES -- 36.4%
               U.S. Treasury Notes & Bonds,
$     70,000   1.50%, 07/31/05                                                $        69,491
      12,940   3.50%, 11/15/06 @ +                                                     13,283
     206,130   2.63%, 05/15/08 +                                                      199,639
      21,560   5.00%, 08/15/11 +                                                       22,699
      70,490   3.88%, 02/15/13 +                                                       67,533
         545   3.63%, 05/15/13                                                            512
      15,525   4.25%, 08/15/13                                                         15,273
      11,500   7.25%, 05/15/16 +                                                       14,058
         840   8.88%, 02/15/19 +                                                        1,178
      37,800   8.13%, 08/15/19 +                                                       49,995
      29,700   6.88%, 08/15/25 +                                                       35,461
       4,135   6.13%, 08/15/29 +                                                        4,576
       7,380   5.38%, 02/15/31 +                                                        7,539
               ------------------------------------------------------------------------------
               Total U.S. Treasury Securities                                         501,237
               (Cost $508,816)
               ==============================================================================

               U.S. GOVERNMENT AGENCY SECURITIES -- 1.9%
       6,490   Federal Home Loan Mortgage Corp.,
               6.25%, 07/15/32                                                          6,803
               Federal National Mortgage Association,
           2   7.00%, 07/15/05                                                              2
      15,895   6.13%, 03/15/12                                                         17,323
         985   4.38%, 09/15/12                                                            948
         570   7.25%, 05/15/30                                                            673
               ------------------------------------------------------------------------------
               Total U.S. Government Agency Securities                                 25,749
               (Cost $26,423)
               ==============================================================================

               FOREIGN GOVERNMENT SECURITIES -- 1.0%
               Federal Republic of Brazil (Brazil),
         359   10.00%, 01/16/07                                                           371
         502   11.25%, 07/26/07                                                           532
         690   10.25%, 06/17/13                                                           654
         413   8.00%, 04/15/14                                                            371
       1,025   Region of Lombardy (Italy),
               5.80%, 10/25/32                                                            999
       1,580   Republic of Colombia (Colombia),
               9.75%, 04/09/11                                                          1,773
               Russian Federation (Russia),
         400   10.00%, 06/26/07                                                           471
         480   8.25%, 03/31/10                                                            532
       1,630   5.00%, 03/31/30, SUB                                                     1,491
               United Mexican States (Mexico),
$        850   7.50%, 01/14/12                                                $           928
       1,670   6.38%, 01/16/13, MTN                                                     1,682
         480   11.38%, 09/15/16                                                           658
       1,520   8.13%, 12/30/19                                                          1,634
       1,545   8.30%, 08/15/31, MTN                                                     1,659
               ------------------------------------------------------------------------------
               Total Foreign Government Securities                                     13,755
               (Cost $13,053)
               ==============================================================================

               STATE AND MUNICIPAL OBLIGATION -- 0.2%
               ILLINOIS -- 0.2%
       3,695   Illinois State, Taxable Pension, GO,
               15.10%, 06/01/33                                                         3,233
               (Cost $3,695)

               CORPORATE NOTES & BONDS -- 18.4%
               AEROSPACE -- 0.4%
       2,735   General Dynamics Corp., 2.13%, 05/15/06                                  2,693
         650   Northrop Grumman Corp., 7.75%, 02/15/31                                    758
       1,200   Raytheon Co., 6.55%, 03/15/10                                            1,296
       1,000   The Boeing Co., 5.13%, 02/15/13                                            974
               ------------------------------------------------------------------------------
                                                                                        5,721
               ==============================================================================

               AUTOMOTIVE -- 1.6%
         805   Delphi Corp., 6.50%, 08/15/13                                              781
               Ford Motor Credit Co.,
         850   6.50%, 01/25/07                                                            880
       8,370   7.88%, 06/15/10                                                          8,756
               General Motors Acceptance Corp.,
       4,870   5.85%, 01/14/09                                                          4,872
       1,300   6.88%, 09/15/11                                                          1,300
               General Motors Corp.,
       1,410   8.25%, 07/15/23                                                          1,406
       2,785   8.38%, 07/15/33                                                          2,753
       1,340   Lear Corp., 8.11%, 05/15/09, Ser. B                                      1,497
               ------------------------------------------------------------------------------
                                                                                       22,245
               ==============================================================================

               BANKING -- 3.9%
       1,330   Abbey National Capital Trust I,
               8.96%, 12/31/49, FRN                                                     1,718
       2,760   ABN-Amro North American Holding
               Preferred Capital Repackage Trust I,
               6.52%, 12/29/49, FRN, #                                                  2,914

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               BANKING -- CONTINUED
               Bank of America Corp.,
$      3,690   3.25%, 08/15/08                                                $         3,560
         250   4.88%, 09/15/12                                                            245
       1,005   Bank One Corp., 7.88%, 08/01/10                                          1,185
               Barclays Bank PLC (United Kingdom),
       1,675   6.86%, 12/31/49, FRN, #                                                  1,754
         535   8.55%, 12/31/49, FRN, #                                                    645
       1,290   BNP Paribas Capital Trust,
               9.00%, 12/31/49, FRN, #                                                  1,571
       1,750   Cadets Trust, 4.80%, 07/15/13,
               Ser. 2003-1, #                                                           1,644
       4,305   CBA Capital Trust I, 5.80%, 12/31/49, #                                  4,249
       1,130   Den Norske Bank ASA (Norway),
               7.73%, 12/31/49, FRN, #                                                  1,293
       1,620   Deutsche Bank Financial LLC,
               5.38%, 03/02/15                                                          1,590
       1,870   ForeningsSparbanken AB (Sweden),
               9.00%, 12/31/49, FRN, #                                                  2,256
       3,955   KBC Bank Fund Trust III,
               9.86%, 11/29/49, FRN, #                                                  4,891
       3,380   KFW International Finance, Inc.,
               4.75%, 01/24/07                                                          3,591
       1,500   Nordea Bank AB (Sweden),
               8.95%, 12/31/49, FRN, #                                                  1,803
       1,935   Popular North America, Inc.,
               4.25%, 04/01/08                                                          1,937
       4,265   RBS Capital Trust I,
               4.71%, 12/31/49, FRN                                                     3,923
       1,415   Royal Bank of Scotland Group PLC
               (United Kingdom), 7.65%, 08/31/49, FRN                                   1,649
       1,755   Scotland International Finance No. 2 BV
               (The Netherlands), 4.25%, 05/23/13, #                                    1,618
       1,940   Sovereign Bank, 4.38%, 08/01/13, FRN                                     1,925
       1,230   Standard Chartered Bank
               (United Kingdom), 8.00%, 05/30/31, #                                     1,451
               Wells Fargo & Co.,
          55   5.13%, 09/01/12                                                             55
       1,100   5.00%, 11/15/14                                                          1,068
       3,930   Westpac Capital Trust III,
               5.82%, 12/31/49, FRN, #                                                  3,918
               ------------------------------------------------------------------------------
                                                                                       52,453
               ==============================================================================

               BROADCASTING/CABLE -- 0.1%
$        680   British Sky Broadcasting PLC
               (United Kingdom)
               (Yankee), 8.20%, 07/15/09                                      $           776
         350   COX Communications, Inc.,
               7.75%, 11/01/10                                                            403
               ------------------------------------------------------------------------------
                                                                                        1,179
               ==============================================================================

               BUSINESS SERVICES -- 0.2%
       1,735   Cendant Corp., 7.13%, 03/15/15                                           1,869
       1,390   Electronic Data Systems Corp.,
               6.00%, 08/01/13, #                                                       1,277
               ------------------------------------------------------------------------------
                                                                                        3,146
               ==============================================================================

               CHEMICALS -- 0.0% ^
         430   The Dow Chemical Co., 7.38%, 11/01/29                                      463

               COMPUTER SOFTWARE -- 0.0% ^
         475   Unisys Corp., 6.88%, 03/15/10                                              470

               CONSTRUCTION -- 0.1%
               D.R. Horton, Inc.,
         510   9.75%, 09/15/10                                                            564
         150   8.50%, 04/15/12                                                            160
         270   Pulte Homes, Inc., 6.25%, 02/15/13                                         278
         745   Standard-Pacific Corp.,
               6.88%, 05/15/11, #                                                         703
               ------------------------------------------------------------------------------
                                                                                        1,705
               ==============================================================================

               DIVERSIFIED -- 0.5%
               General Electric Capital Corp.,
       3,485   5.88%, 02/15/12, Ser. A, MTN                                             3,651
       2,455   6.75%, 03/15/32, Ser. A, MTN                                             2,624
               ------------------------------------------------------------------------------
                                                                                        6,275
               ==============================================================================

               ENVIRONMENTAL SERVICES -- 0.0% ^
         525   Allied Waste North America,
               10.00%, 08/01/09, Ser. B                                                   568

               FINANCIAL SERVICES -- 3.8%
       2,525   American Express Credit Corp.,
               3.00%, 05/16/08                                                          2,421

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               FINANCIAL SERVICES -- CONTINUED
               American General Finance Corp.,
$      1,065   4.50%, 11/15/07, Ser. H, MTN                                   $         1,094
       1,735   5.38%, 10/01/12, Ser. H, MTN                                             1,745
         315   Arch Western Finance LLC,
               6.75%, 07/01/13, #                                                         311
       2,155   Capital One Bank, 4.88%, 05/15/08                                        2,144
       1,320   CIT Group, Inc., 7.75%, 04/02/12                                         1,503
       2,500   Citigroup, Inc., 7.25%, 10/01/10                                         2,863
               Credit Suisse First Boston USA, Inc.,
       3,405   5.50%, 08/15/13                                                          3,384
         305   7.13%, 07/15/32                                                            333
               Goldman Sachs Group, Inc.,
       3,335   4.75%, 07/15/13                                                          3,154
       1,405   6.13%, 02/15/33                                                          1,360
       1,800   Household Finance Corp.,
               8.00%, 07/15/10                                                          2,108
               HSBC Capital Funding LP (Channel Islands),
       2,550   4.61%, 12/31/49, FRN, #                                                  2,359
       2,665   9.55%, 12/31/49, FRN, #                                                  3,322
       1,865   ING Capital Funding Trust III, 8.44%,
               12/31/49, FRN                                                            2,185
       3,674   Morgan Stanley Tracers (Traded Custody
               Receipts), 7.70%, 03/01/32, FRN, #                                       4,189
               Morgan Stanley,
       2,885   6.60%, 04/01/12                                                          3,133
         825   5.30%, 03/01/13                                                            814
       1,490   Pemex Project Funding Master Trust
               (Mexico), 8.50%, 02/15/08                                                1,687
       2,415   Principal Life Global Funding I,
               5.25%, 01/15/13, #                                                       2,406
       1,680   Prudential Holdings LLC,
               8.70%, 12/18/23, #                                                       1,988
       3,205   SLM Corp., 5.63%, 08/01/33, MTN                                          2,928
       1,850   UBS Preferred Funding Trust I,
               8.62%, 12/31/49, FRN                                                     2,226
       2,715   UFJ Finance AEC (Aruba), 6.75%, 07/15/13                                 2,687
               ------------------------------------------------------------------------------
                                                                                       52,344
               ==============================================================================

               FOOD/BEVERAGE PRODUCTS -- 0.2%
         735   Archer-Daniels Midland Co.,
               5.94%, 10/01/32                                                            715
$      1,595   Miller Brewing Co., 5.50%, 08/15/13, #                         $         1,593
               ------------------------------------------------------------------------------
                                                                                        2,308
               ==============================================================================

               HEALTH CARE/HEALTH CARE SERVICES -- 0.1%
       2,000   Mariner Health Group, Inc.,
               9.50%, 04/01/06, Ser. B (d) (f) *                                            0^^
         820   Tenet Healthcare Corp.,
               5.00%, 07/01/07                                                            783
               ------------------------------------------------------------------------------
                                                                                          783
               ==============================================================================

               INSURANCE -- 0.8%
       2,400   Aegon NV (The Netherlands),
               4.75%, 06/01/13                                                          2,263
       3,435   AXA (France), 8.60%, 12/15/30                                            4,067
       1,540   Fund American Companies, Inc.,
               5.88%, 05/15/13                                                          1,508
         625   Nationwide Financial Services, Inc.,
               5.90%, 07/01/12                                                            643
       1,230   New York Life Insurance Co.,
               5.88%, 05/15/33, #                                                       1,175
       1,475   QBE Insurance Group LTD (Australia),
               5.65%, 07/01/23, FRN, #                                                  1,359
               ------------------------------------------------------------------------------
                                                                                       11,015
               ==============================================================================

               MANUFACTURING -- 0.1%
         980   Bombardier, Inc. (Canada),
               6.75%, 05/01/12, #                                                       1,009

               MULTI-MEDIA -- 0.6%
               AOL Time Warner, Inc.,
         360   6.88%, 05/01/12                                                            391
       2,710   7.63%, 04/15/31                                                          2,935
         750   Comcast Corp., 7.05%, 03/15/33                                             779
       2,795   Liberty Media Corp., 5.70%, 05/15/13                                     2,689
       1,625   News America Holdings, Inc.,
               7.75%, 12/01/45                                                          1,770
         250   News America, Inc., 7.28%, 06/30/28                                        266
               ------------------------------------------------------------------------------
                                                                                        8,830
               ==============================================================================

               OFFICE/BUSINESS EQUIPMENT -- 0.0% ^
               Xerox Corp.,
         270   7.13%, 06/15/10                                                            262
         255   7.63%, 06/15/13                                                            249
               ------------------------------------------------------------------------------
                                                                                          511
               ==============================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               OIL & GAS -- 1.0%
$        770   Alberta Energy Co., LTD (Canada)
               (Yankee), 7.38%, 11/01/31                                      $           881
               Amerada Hess Corp.,
         865   7.88%, 10/01/29                                                            950
         870   7.30%, 08/15/31                                                            901
         400   Anadarko Finance Co.,
               7.50%, 05/01/31, Ser. B                                                    461
         685   Canadian Natural Resources LTD
               (Canada) (Yankee), 7.20%, 01/15/32                                         765
         675   Chesapeake Energy Corp., 8.13%, 04/01/11                                   705
         405   Conoco Funding Co. (Canada),
               7.25%, 10/15/31                                                            463
         955   ConocoPhillips, 5.90%, 10/15/32                                            925
       2,800   Consolidated Natural Gas Co.,
               6.25%, 11/01/11, Ser. C                                                  3,002
       1,145   Devon Financing Corp. ULC,
               7.88%, 09/30/31                                                          1,319
               Occidental Petroleum Corp.,
         205   7.65%, 02/15/06                                                            226
         465   6.75%, 01/15/12                                                            517
       1,335   Transocean, Inc. (Cayman Islands),
               6.63%, 04/15/11                                                          1,448
         480   Valero Energy Corp., 6.88%, 04/15/12                                       520
               ------------------------------------------------------------------------------
                                                                                       13,083
               ==============================================================================

               PACKAGING -- 0.2%
         475   Crown European Holdings SA (France),
               9.50%, 03/01/11, #                                                         506
               Owens-Brockway Glass Container, Inc.,
         270   8.88%, 02/15/09                                                            284
         460   7.75%, 05/15/11, #                                                         460
       1,915   Sealed Air Corp., 6.88%, 07/15/33, #                                     1,856
               ------------------------------------------------------------------------------
                                                                                        3,106
               ==============================================================================

               PAPER/FOREST PRODUCTS -- 0.2%
         740   Abitibi-Consolidated, Inc. (Canada)
               (Yankee), 6.00%, 06/20/13                                                  668
         115   Georgia-Pacific Corp., 7.38%, 07/15/08, #                                  114
         535   International Paper Co., 5.85%, 10/30/12                                   545
         795   Westvaco Corp., 7.95%, 02/15/31                                            895
               ------------------------------------------------------------------------------
                                                                                        2,222
               ==============================================================================

               PIPELINES -- 0.2%
$        495   Kinder Morgan Energy Partners LP,
               7.40%, 03/15/31                                                $           547
         955   Kinder Morgan, Inc., 6.50%, 09/01/12                                     1,026
         860   TransCanada Pipelines LTD (Canada)
               (Yankee), 8.63%, 05/15/12                                                1,054
               ------------------------------------------------------------------------------
                                                                                        2,627
               ==============================================================================

               REAL ESTATE -- 0.3%
       3,500   Socgen Real Estate Co., LLC,
               7.64%, 12/31/49, FRN, #                                                  3,905

               RETAILING -- 0.2%
         725   Federated Department Stores, Inc.,
               7.00%, 02/15/28                                                            763
               Kroger Co.,
         605   6.80%, 04/01/11                                                            661
         345   7.50%, 04/01/31                                                            381
         105   Lowe's Companies, Inc.,
               6.88%, 02/15/28                                                            113
         700   Safeway, Inc., 6.50%, 03/01/11                                             749
          25   Sears Roebuck Acceptance Corp.,
               7.00%, 06/01/32                                                             26
         425   The May Department Stores Co.,
               6.90%, 01/15/32                                                            434
               ------------------------------------------------------------------------------
                                                                                        3,127
               ==============================================================================

               SHIPPING/TRANSPORTATION -- 0.3%
               Burlington Northern Santa Fe Corp.,
       1,154   7.33%, 06/23/10, Ser. 96-A                                               1,272
         340   7.08%, 05/13/29                                                            365
         885   CSX Corp., 6.75%, 03/15/11                                                 972
       1,000   Norfolk Southern Corp., 6.75%, 02/15/11                                  1,104
         435   Union Pacific Corp., 6.63%, 02/01/29                                       451
               ------------------------------------------------------------------------------
                                                                                        4,164
               ==============================================================================

               TELECOMMUNICATIONS -- 2.1%
         774   AT&T Broadband Corp.,
               8.38%, 03/15/13                                                            919
         490   AT&T Corp., 8.50%, 11/15/31                                                553

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               TELECOMMUNICATIONS -- CONTINUED
               AT&T Wireless Services, Inc.,
$      1,585   7.88%, 03/01/11                                                $         1,790
         535   8.13%, 05/01/12                                                            614
          15   8.75%, 03/01/31                                                             18
       1,540   Citizens Communications Co.,
               9.25%, 05/15/11                                                          1,898
               Deutsche Telekom International
               Finance BV (The Netherlands),
       1,185   8.50%, 06/15/10                                                          1,394
         220   5.25%, 07/22/13                                                            212
       1,070   8.75%, 06/15/30                                                          1,285
               France Telecom (France),
         645   9.25%, 03/01/11                                                            770
       1,295   10.00%, 03/01/31                                                         1,669
       1,050   Koninklijke KPN NV (The Netherlands),
               8.00%, 10/01/10                                                          1,235
               Sprint Capital Corp.,
       2,190   6.00%, 01/15/07                                                          2,301
         420   7.63%, 01/30/11                                                            457
       1,600   8.75%, 03/15/32                                                          1,818
       3,370   TCI Communications, Inc.,
               8.75%, 08/01/15                                                          4,083
         910   Telefonica Europe BV (The Netherlands),
               7.75%, 09/15/10                                                          1,058
       1,305   Verizon Global Funding Corp.,
               7.75%, 12/01/30                                                          1,498
       3,385   Verizon New York, Inc.,
               6.88%, 04/01/12, Ser. A                                                  3,728
         705   Vodafone Group PLC (United Kingdom),
               7.88%, 02/15/30                                                            834
               ------------------------------------------------------------------------------
                                                                                       28,134
               ==============================================================================

               UTILITIES -- 1.5%
       1,045   AEP Texas Central Co., 5.50%, 02/15/13, #                                1,029
       1,395   Arizona Public Service Co.,
               4.65%, 05/15/15                                                          1,281
         260   CenterPoint Energy, Inc.,
               6.85%, 06/01/15, #                                                         241
         625   Columbus Southern Power Co.,
               5.50%, 03/01/13, #                                                         622
               Constellation Energy Group, Inc.,
         890   6.35%, 04/01/07                                                            958
       2,140   4.55%, 06/15/15                                                          1,885
$        310   Dominion Resources, Inc.,
               8.13%, 06/15/10, Ser. A                                        $           362
               DTE Energy Co.,
           5   7.05%, 06/01/11                                                              5
       1,010   6.38%, 04/15/33                                                            922
         795   Duke Capital Corp., 6.25%, 02/15/13                                        777
               Duke Energy Corp.,
         360   3.75%, 03/05/08, #                                                         354
       1,385   6.25%, 01/15/12                                                          1,455
         265   FirstEnergy Corp., 7.38%, 11/15/31, Ser. C                                 251
       1,535   MidAmerican Energy Co.,
               6.75%, 12/30/31                                                          1,600
       2,285   National Rural Utilities Cooperative
               Finance Corp., 3.88%, 02/15/08                                           2,278
       1,065   Nisource Finance Corp., 6.15%, 03/01/13                                  1,084
         620   Peabody Energy Corp.,
               6.88%, 03/15/13, Ser. B                                                    620
       2,240   Pepco Holdings, Inc., 6.45%, 08/15/12                                    2,324
         770   Progress Energy, Inc., 6.85%, 04/15/12                                     827
       2,110   TXU Energy Co., 7.00%, 03/15/13, #                                       2,168
               ------------------------------------------------------------------------------
                                                                                       21,043
               ==============================================================================
               Total Corporate Notes & Bonds                                          252,436
               (Cost $246,776)
               ==============================================================================

               RESIDENTIAL MORTGAGE BACKED SECURITIES -- 12.7%
               COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.9%
       9,782   Countrywide Home Loans,
               5.50%, 08/25/33, Ser. 2003-29,
               Class A1                                                                 9,659
       5,553   Federal Home Loan Mortgage Corp.,
               6.00%, 02/01/33, Ser. 244, IO                                            1,189
      14,636   Federal National Mortgage Association,
               6.00%, 03/01/33, Ser. 332-2, IO                                          3,355
      10,478   MASTR Asset Securitization Trust,
               5.50%, 09/25/33,
               Ser. 2003-8, Class 1A-1                                                 10,134
       2,177   SACO I, Inc., 7.00%, 08/25/36,
               Ser. 1997-2, Class 1A5, #                                                2,236
               ------------------------------------------------------------------------------
                                                                                       26,573
               ==============================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               MORTGAGE BACKED PASS-THROUGH SECURITIES -- 10.8%
               Federal Home Loan Mortgage Corp.,
$     15,000   6.90%, 12/01/10, Gold Pool W10004                              $        16,683
           5   6.00%, 03/01/11, Gold Pool E63377                                            6
          34   6.00%, 04/01/11, Gold Pool E63836                                           36
          47   6.00%, 04/01/11, Gold Pool E63827                                           48
          44   6.00%, 04/01/11, Gold Pool E00425                                           45
          48   6.00%, 04/01/11, Gold Pool E63883                                           50
         154   6.00%, 04/01/11, Gold Pool E63908                                          160
               Federal National Mortgage Association,
      37,500   5.00%, 09/25/18, TBA                                                    37,629
       5,500   4.50%, 11/25/18, TBA                                                     5,363
           0^^ 8.00%, 08/01/22, Pool 50617                                                  1
      21,000   5.50%, 10/25/33, TBA                                                    20,829
               Government National Mortgage Association,
      36,000   5.50%, 09/15/33, TBA                                                    35,966
      30,500   5.50%, 10/15/33, TBA                                                    30,357
               ------------------------------------------------------------------------------
                                                                                      147,173
               ==============================================================================
               Total Residential Mortgage
               Backed Securities                                                      173,746
               (Cost $172,004)
               ==============================================================================

               COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.2%
       7,000   COMM, 2.41%, 11/15/12,
               Ser. 2000-FL3A, Class LWT, FRN, #                                        6,999
      10,000   Commercial Mortgage Acceptance Corp.,
               6.92%, 09/15/30, Ser. 1998-C2,
               Class D, FRN                                                            10,838
               GS Mortgage Securities Corp. II,
       4,344   2.86%, 08/15/12, Ser. 2000-GSFL,
               Class F, FRN, #                                                          4,342
       4,000   6.73%, 02/10/16, Ser. 2001-LIBA,
               Class E, #                                                               4,155
       3,505   LB-UBS Commercial Mortgage Trust,
               4.69%, 07/20/27, Ser. 2003-C5,
               Class A4, FRN                                                            3,362
               ------------------------------------------------------------------------------
               Total Commercial Mortgage
               Backed Securities                                                       29,696
               (Cost $28,216)
               ==============================================================================

               ASSET BACKED SECURITIES -- 10.5%
               Bank One Insurance Trust,
       7,620   1.16%, 06/16/08, Ser. 2003-A5,
               Class A5, FRN                                                            7,621
       7,550   2.25%, 12/15/10, Ser. 2003-C2,
               Class C2, FRN                                                            7,606
               Capital Auto Receivables Asset Trust,
$      7,105   1.15%, 02/15/07, Ser. 2003-2,
               Class A3B, FRN                                                 $         7,104
       4,595   1.96%, 01/15/09, Ser. 2003-2,
               Class A4A                                                                4,417
       6,480   Capital One Master Trust,
               4.60%, 08/17/09, Ser. 2001-8A, Class A                                   6,741
       3,075   Citibank Credit Card Issuance Trust,
               5.00%, 06/10/15, Ser. 2003-C4, Class C4                                  2,793
       5,000   Comed Transitional Funding Trust,
               5.44%, 03/25/07, Ser. 1998-1, Class A5                                   5,167
       5,000   DaimlerChrysler Auto Trust,
               3.53%, 12/06/07, Ser. 2002-B, Class A4                                   5,112
       4,415   Discover Card Master Trust I,
               1.16%, 05/16/07, Ser. 2002-5,
               Class A, FRN                                                             4,413
               First USA Credit Card Master Trust,
       5,000   6.42%, 10/19/06, Ser. 1999-1, Class C, #                                 5,091
       6,115   1.47%, 11/20/06, Ser. 2001- 2,
               Class B, FRN                                                             6,121
       8,155   Honda Auto Receivables Owner Trust,
               2.48%, 07/18/08, Ser. 2003-1, Class A4                                   8,127
      15,395   Household Automotive Trust,
               4.37%, 12/17/08, Ser. 2001-3, Class A4                                  15,935
       3,285   Morgan Stanley Auto Loan Trust,
               2.17%, 04/15/11, Ser. 2003-HB1, Class A2                                 3,250
       3,130   Onyx Acceptance Grantor Trust,
               2.66%, 05/17/10, Ser. 2003-C, Class A4                                   3,075
       3,173   Option One Mortgage Loan Trust,
               1.43%, 07/01/33, Ser. 2003-5,
               Class A2, FRN                                                            3,176
       5,998   PP&L Transition Bond Co., LLC,
               7.15%, 06/25/09, Ser. 1999-1, Class A8                                   6,835
               Residential Asset Securities Corp.,
       3,275   1.36%, 07/25/32, Ser. 2002-KS4,
               Class AIIB, FRN                                                          3,270
       6,446   1.40%, 07/25/33, Ser. 2003-KS5,
               Class AIIB, FRN                                                          6,433
          57   Sears Credit Account Master Trust,
               7.00%, 07/15/08, Ser. 1996-3, Class A                                       59
         850   The Money Store Home Equity Trust,
               6.49%, 12/15/38, Ser. 1997-D, Class AF7                                    871

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               ASSET BACKED SECURITIES -- CONTINUED
$      7,000   Volkswagen Auto Loan Enhanced Trust,
               1.93%, 01/20/10, Ser. 2003-1, Class A4                         $         6,777
               Wachovia Asset Securitization, Inc.,
       4,345   1.54%, 12/25/32, Ser. 2002-HE2,
               Class A, FRN                                                             4,353
       5,700   1.37%, 07/25/33, Ser. 2003-HE2,
               Class AII1, FRN                                                          5,701
      13,500   World Omni Auto Receivables Trust,
               4.05%, 07/15/09, SER. 2002-A, CLASS A4                                  13,965
               ------------------------------------------------------------------------------
               Total Asset Backed Securities                                          144,013
               (Cost $143,853)
               ==============================================================================

               PRIVATE PLACEMENTS -- 1.5%
               CO-OP APARTMENTS -- 1.5%
       4,255   180 East End Ave. Note, Secured by First
               Mortgage and Agreement on Co-op
               Apartment Building in New York City,
               6.88%, 01/01/29, # (f) (i)                                               4,553
         742   200 East 57th St. Note, Secured by
               Second Mortgage and Agreement on
               Co-op Apartment Building in
               New York City, 6.72%, 01/01/13, # (f) (i)                                  811
      10,713   200 East St. Note, Secured by First
               Mortgage and Agreement on Co-op
               Apartment Building in New York City,
               6.50%, 01/01/14, # (f) (i)                                              11,258
       3,124   81 Irving Place Note, Secured by First
               Mortgage and Agreement on Co-op
               Apartment Building in New York City,
               6.95%, 01/01/29, # (f) (i)                                               3,332
               ------------------------------------------------------------------------------
               Total Private Placements                                                19,954
               (Cost $18,835)
               ==============================================================================
               Total Long-Term Investments                                          1,163,819
               (Cost $1,161,671)
               ==============================================================================

UNITS          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 15.2%

               OPTIONS -- 0.4%
      69,000   Call Option on FNMA, 30 Year Fixed,
               5.00%, strike price of 100.72, expiring
               09/08/03, European Style                                                     1
     158,500   Call Option on FNMA, 30 Year Fixed,
               5.00%, strike price of 100.77, expiring
               10/08/03, European Style                                       $           178
      49,500   Put Option on Interest Rate Swap,
               expiring 09/08/03. If exercised:
               JPMorgan pays fixed (3.90%) and
               receives 3 month LIBOR. Swap
               expires 09/10/13, European Style                                         4,266
      77,000   Put Option on Interest Rate Swap,
               expiring 10/08/03. If exercised:
               JPMorgan pays fixed (3.65%) and
               receives 3 month LIBOR. Swap
               expires 10/10/08, European Style                                         1,551
               ------------------------------------------------------------------------------
               Total Options                                                            5,996
               (Cost $3,746)
               ==============================================================================

PRINCIPAL
AMOUNT
(USD)
---------------------------------------------------------------------------------------------
               U.S. TREASURY SECURITY -- 0.0% ^
$        500   U.S. Treasury Note, 3.00%,
               11/30/03 @                                                                 502
               (Cost $500)

               COMMERCIAL PAPER -- 3.9%
               BANKING -- 3.9%
      12,950   Macquarie Bank LTD (Australia),
               1.06%, 09/05/03                                                         12,948
      18,100   Northern Rock PLC (United Kingdom),
               1.02%, 09/15/03                                                         18,088
      22,200   UBS Finance (Delaware) LLC,
               1.03%, 09/12/03                                                         22,193
               ------------------------------------------------------------------------------
               Total Commercial Paper                                                  53,229
               (Cost $53,234)
               ==============================================================================

SHARES
---------------------------------------------------------------------------------------------
               MONEY MARKET FUND -- 10.9%

     149,358   JPMorgan Prime Money
               Market Fund (a)                                                        149,358
               (Cost $149,358)
               ------------------------------------------------------------------------------
               Total Short-Term Investments                                           209,085
               (Cost $206,838)
               ==============================================================================
               TOTAL INVESTMENTS -- 100.0%                                    $     1,372,904
               (COST $1,368,509)
               ==============================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

FUTURE CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                              NOTIONAL            UNREALIZED
NUMBER OF                                                                     VALUE AT          APPRECIATION
CONTRACTS     DESCRIPTION                              EXPIRATION DATE   8/31/03 (USD)  (DEPRECIATION) (USD)
------------------------------------------------------------------------------------------------------------
              LONG FUTURES OUTSTANDING
        143   Eurodollar                                   March, 2004   $      35,212            $      (69)
         59   Eurodollar                                    June, 2004          14,467                   (74)

              SHORT FUTURES OUTSTANDING
       (441)  Treasury Bonds                            December, 2003         (46,746)                 (552)
       (535)  5 Year Treasury Notes                     December, 2003         (58,775)                  (91)
       (214)  10 Year Treasury Notes                    December, 2003         (23,480)                 (183)

OPTIONS

UNITS         CALL OPTIONS WRITTEN                                                                         VALUE
----------------------------------------------------------------------------------------------------------------
   (158,500)  Call Option on FNMA, 30 Year Fixed, 5.00%, strike price of 101.77, expiring 10/08/03,
              European Style                                                                          $      (84)
    (69,000)  Call Option on FNMA, 30 Year Fixed, 5.00%, strike price of 101.47, expiring 09/08/03,
              European Style                                                                                  (1)
              --------------------------------------------------------------------------------------------------
              Total Call Options Written                                                              $      (85)
              ==================================================================================================

              PUT OPTIONS WRITTEN
----------------------------------------------------------------------------------------------------------------
   (150,000)  Put Option on FNMA, 30 Year Fixed, 5.50%, strike price of 102.56, expiring 09/08/03,
              European Style                                                                          $   (4,477)
    (79,250)  Put Option on FNMA, 30 Year Fixed, 5.00%, strike price of 99.20, expiring 10/08/03,
              European Style                                                                              (2,476)
              --------------------------------------------------------------------------------------------------
              Total Put Options Written                                                               $   (6,953)
              ==================================================================================================

SWAP CONTRACTS

                                                                                             UNDERLYING       UNREALIZED
                                                                                               NOTIONAL     APPRECIATION
DESCRIPTIONS                                                               EXPIRATION DATE        VALUE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
Swap - price lock with Lehman Brothers Special Financing on 30 Year
FNMA, 5.50%, price less 98.19, JPMorgan pays negative, receives positive          09/08/03  $    56,000       $      805

Swap - price lock with Lehman Brothers Special Financing on 30 Year
FNMA, 5.50%, price less 100.25, JPMorgan receives positive, pays negative         09/08/03      134,000             (838)

Swap - price lock with Credit Suisse First Boston International on U.S.
Treasury Note, 3.86%, 02/15/13, price less 100.96, JPMorgan pays
positive, receives negative                                                       09/12/03      104,325            5,530

Swap - price lock with Lehman Brothers Special Financing on U.S.
Treasury Note, 2.63%, 05/15/08, price less 96.54,
JPMorgan receives negative, pays positive                                         09/15/03       78,935             (203)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SWAP CONTRACTS

                                                                                             UNDERLYING       UNREALIZED
                                                                                               NOTIONAL     APPRECIATION
DESCRIPTIONS                                                               EXPIRATION DATE        VALUE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
Swap - price lock with Goldman Sachs Capital Markets on U.S. Treasury
Note, 1.98%, 08/31/05, price less 99.94,
JPMorgan receives positive, pays negative                                         09/25/03  $   128,210       $       38

Swap - price lock with Morgan Stanley Capital Services on U.S. Treasury
Note, 2.63%, 05/15/08, price less 96.69,
JPMorgan pays positive, receives negative                                         10/01/03      168,740              (23)

Swap - price lock with UBS Warburg on 30 Year FNMA, 5.50%,
price less 97.50, JPMorgan receives positive, pays negative                       10/08/03       79,000            1,357

Swap - price lock with Deutsche Bank AG, New York,
on U.S. Treasury Note, 3.63%, 05/15/13, price less 93.49,
JPMorgan receives negative, pays positive                                         10/14/03       10,500              (95)

Swap - price lock with Deutsche Bank AG, New York,
on U.S. Treasury Note, 2.63%, 05/15/08, price less 96.54,
JPMorgan pays positive, receives negative                                         10/14/03       18,500              (30)

Swap -price lock with Deutsche Bank AG, New York,
on U.S. Treasury Note, 5.75%, 08/15/10, price less 109.89,
JPMorgan pays negative, receives positive                                         10/14/03       24,750               19

Total Return Swap with Goldman Sachs Capital Markets on
Goldman Sachs InvestTop Corp. Bond Fund I Shares with
payment of 1 month LIBOR plus 12.50 bps                                           11/30/03       26,388           (1,515)

Swap - FRA with Merrill Lynch Capital Services, JPMorgan
pays 3 month LIBOR, receives 1.08%                                                12/17/03      696,000             (127)

Total Return Swap with Citibank N.A. on Lehman AAA 8.5 CMBS
Index with payment of 1 month LIBOR minus 50.00 bps                               02/27/04       24,000              219

Swap - FRA with Merrill Lynch Capital Services, JPMorgan
pays 3 month LIBOR, receives 1.30%                                                03/17/04      696,000               96

Swap - FRA with Lehman Brothers Special Financing,
JPMorgan pays 3 month LIBOR, receives 1.39%                                       06/16/04      537,690             (161)

Swap - FRA with Merrill Lynch Capital Services, JPMorgan
receives 1.23%, pays 3 month LIBOR                                                06/16/04      719,645             (493)

Swap- FRA with Merrill Lynch Capital Services, JPMorgan
pays 3 month LIBOR, receives 1.05%                                                06/16/04    1,845,000           (2,096)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Fund II

PORTFOLIO OF INVESTMENTS                        AS OF AUGUST 31, 2003
(Amounts in thousands)

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 81.3%

               U.S. TREASURY SECURITIES -- 29.1%
               U.S. Treasury Notes & Bonds,
$     75,000   1.50%, 07/31/05 +                                              $        74,455
      18,585   3.50%, 11/15/06 +                                                       19,077
      80,925   2.63%, 05/15/08 +                                                       78,377
       1,815   5.00%, 08/15/11 +                                                        1,911
       2,540   4.00%, 11/15/12 @ +                                                      2,463
      26,970   3.88%, 02/15/13 +                                                       25,839
         370   3.63%, 05/15/13 +                                                          348
       8,915   4.25%, 08/15/13 +                                                        8,770
       4,565   7.25%, 05/15/16 +                                                        5,580
      24,490   7.25%, 08/15/22 @ +                                                     30,180
      34,500   6.88%, 08/15/25 +                                                       41,192
      51,845   6.38%, 08/15/27 +                                                       58,800
       9,860   5.38%, 02/15/31 +                                                       10,072
               ------------------------------------------------------------------------------
               Total U.S. Treasury Securities                                         357,064
               (Cost $365,607)
               ==============================================================================

               U.S. GOVERNMENT AGENCY SECURITIES -- 2.2%
      10,400   Federal Home Loan Mortgage Corp.,
               4.25%, 06/15/05                                                         10,801
      13,590   Federal National Mortgage Association,
               7.13%, 01/15/30                                                         15,820
               ------------------------------------------------------------------------------
               Total U.S. Government Agency Securities                                 26,621
               (Cost $25,612)
               ==============================================================================

               FOREIGN GOVERNMENT SECURITIES -- 0.5%
         810   Region of Lombardy (Italy),
               5.80%, 10/25/32                                                            790
               United Mexican States (Mexico),
       1,500   6.38%, 01/16/13, MTN                                                     1,511
       1,500   11.38%, 09/15/16                                                         2,054
       1,000   8.13%, 12/30/19                                                          1,075
       1,000   8.30%, 08/15/31, MTN                                                     1,074
               ------------------------------------------------------------------------------
               Total Foreign Government Securities                                      6,504
               (Cost $6,198)
               ==============================================================================

               STATE AND MUNICIPAL OBLIGATION -- 0.2%
               ILLINOIS -- 0.2%
       2,985   Illinois State, Taxable Pension, GO,
               5.10%, 06/01/33                                                          2,612
               (Cost $2,985)
               ==============================================================================

               CORPORATE NOTES & BONDS -- 20.3%
               AEROSPACE -- 0.5%
$      2,220   General Dynamics Corp.,
               2.13%, 05/15/06                                                $         2,187
       1,300   Northrop Grumman Corp.,
               7.75%, 02/15/31                                                          1,515
       1,000   Raytheon Co., 6.55%, 03/15/10                                            1,080
       1,275   The Boeing Co., 5.13%, 02/15/13                                          1,242
           5   United Technologies Corp., 6.10%, 05/15/12                                   5
               ------------------------------------------------------------------------------
                                                                                        6,029
               ==============================================================================

               AUTOMOTIVE -- 1.7%
         760   DaimlerChrysler N.A. Holding Corp.,
               7.75%, 01/18/11                                                            848
         700   Delphi Corp., 6.50%, 08/15/13                                              679
               Ford Motor Credit Co.,
         940   6.50%, 01/25/07                                                            973
       8,140   7.38%, 10/28/09                                                          8,405
       3,700   General Motors Acceptance Corp.,
               7.25%, 03/02/11                                                          3,793
               General Motors Corp.,
       1,625   7.20%, 01/15/11                                                          1,656
       1,200   8.25%, 07/15/23                                                          1,196
       2,990   8.38%, 07/15/33                                                          2,955
               ------------------------------------------------------------------------------
                                                                                       20,505
               ==============================================================================

               BANKING -- 4.1%
       1,155   Abbey National Capital Trust I,
               8.96%, 12/31/49, FRN                                                     1,492
       3,380   ABN-Amro North American Holding
               Preferred Capital Repackage Trust I,
               6.52%, 12/29/49, FRN, #                                                  3,568
               Bank of America Corp.,
       6,195   3.25%, 08/15/08                                                          5,976
         660   7.40%, 01/15/11                                                            762
       1,475   Bank One Corp., 5.25%, 01/30/13                                          1,475
               Barclays Bank PLC (United Kingdom),
       1,265   6.86%, 12/31/49, FRN, #                                                  1,324
       2,080   8.55%, 12/31/49, FRN, #                                                  2,509
       1,500   Cadets Trust, 4.80%, 07/15/13,
               Ser. 2003-1, #                                                           1,409
       3,750   CBA Capital Trust I, 5.80%, 12/31/49, #                                  3,702
         920   Den Norske Bank ASA (Norway),
               7.73%, 12/31/49, FRN, #                                                  1,053

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               BANKING -- CONTINUED
$      1,405   Deutsche Bank Financial LLC,
               5.38%, 03/02/15                                                $         1,379
       1,445   ForeningsSparbanken AB (Sweden),
               9.00%, 12/31/49, FRN, #                                                  1,743
       1,745   KBC Bank Fund Trust III,
               9.86%, 11/29/49, FRN, #                                                  2,158
       2,730   KFW International Finance, Inc.,
               4.75%, 01/24/07                                                          2,900
         935   National City Bank, 6.20%, 12/15/11                                        994
       2,300   Nordea Bank AB (Sweden),
               8.95%, 12/31/49, FRN, #                                                  2,764
       1,590   Popular North America, Inc.,
               4.25%, 04/01/08                                                          1,592
       3,350   RBS Capital Trust I, 4.71%, 12/31/49, FRN                                3,081
       1,145   Royal Bank of Scotland Group PLC
               (United Kingdom), 7.65%, 08/31/49, FRN                                   1,334
       1,435   Scotland International Finance No. 2 BV
               (The Netherlands), 4.25%, 05/23/13, #                                    1,323
       1,700   Sovereign Bank, 4.38%, 08/01/13, FRN                                     1,687
         795   Standard Chartered Bank
               (United Kingdom), 8.00%, 05/30/31, #                                       938
         690   U.S. Bank N.A., 6.38%, 08/01/11                                            756
         845   Wells Fargo & Co., 5.00%, 11/15/14                                         821
         190   Wells Fargo Bank N.A., 6.45%, 02/01/11                                     209
       3,475   Westpac Capital Trust III,
               5.82%, 12/31/49, FRN, #                                                  3,464
               ------------------------------------------------------------------------------
                                                                                       50,413
               ==============================================================================

               BROADCASTING/CABLE -- 0.1%
         585   Comcast Cable Communications, Inc.,
               6.75%, 01/30/11                                                            635
         715   COX Communications, Inc.,
               6.75%, 03/15/11                                                            784
               ------------------------------------------------------------------------------
                                                                                        1,419
               ==============================================================================

               BUSINESS SERVICES -- 0.1%
       1,350   Cendant Corp., 7.13%, 03/15/15                                           1,454

               CHEMICALS -- 0.0% ^
         520   The Dow Chemical Co., 7.38%, 11/01/29                                      560

               CONSTRUCTION -- 0.0% ^
               Pulte Homes, Inc.,
$        230   6.25%, 02/15/13                                                $           237
          65   6.38%, 05/15/33                                                             58
               ------------------------------------------------------------------------------
                                                                                          295
               ==============================================================================

               DIVERSIFIED -- 0.8%
               General Electric Capital Corp.,
       6,020   5.88%, 02/15/12, Ser. A, MTN                                             6,306
       1,135   5.45%, 01/15/13, Ser. A, MTN                                             1,147
       1,560   6.75%, 03/15/32, Ser. A, MTN                                             1,668
         525   General Electric Co., 5.00%, 02/01/13                                      517
               ------------------------------------------------------------------------------
                                                                                        9,638
               ==============================================================================

               FINANCIAL SERVICES -- 4.5%
       2,095   American Express Co., 4.88%, 07/15/13                                    2,042
       2,310   American Express Credit Corp.,
               3.00%, 05/16/08                                                          2,214
               American General Finance Corp.,
         685   4.50%, 11/15/07, Ser. H, MTN                                               704
       1,600   5.38%, 10/01/12, Ser. H, MTN                                             1,609
       1,720   Capital One Bank, 4.88%, 05/15/08                                        1,712
       2,625   CIT Group, Inc., 5.50%, 11/30/07                                         2,770
       4,350   Citigroup, Inc., 7.25%, 10/01/10                                         4,980
               Credit Suisse First Boston USA, Inc.,
         575   6.50%, 01/15/12                                                            619
       2,770   5.50%, 08/15/13                                                          2,752
         195   7.13%, 07/15/32                                                            213
         610   FleetBoston Financial Corp.,
               7.25%, 09/15/05                                                            669
               Goldman Sachs Group, Inc.,
          10   5.70%, 09/01/12                                                             10
       2,885   4.75%, 07/15/13                                                          2,728
       1,240   6.13%, 02/15/33                                                          1,201
               Household Finance Corp.,
       1,145   7.88%, 03/01/07                                                          1,308
         470   6.38%, 11/27/12                                                            500
               HSBC Capital Funding LP
               (Channel Islands),
       1,270   4.61%, 12/31/49, FRN, #                                                  1,175
       5,745   9.55%, 12/31/49, FRN, #                                                  7,161
       1,515   ING Capital Funding Trust III,
               8.44%, 12/31/49, FRN                                                     1,775

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               FINANCIAL SERVICES -- CONTINUED
               Morgan Stanley,
$      2,420   5.80%, 04/01/07                                                $         2,598
         880   6.75%, 04/15/11                                                            970
       1,515   5.30%, 03/01/13                                                          1,495
       1,750   Pemex Project Funding Master Trust
               (Mexico), 8.50%, 02/15/08                                                1,982
       2,035   Principal Life Global Funding I,
               5.25%, 01/15/13, #                                                       2,027
       1,220   Prudential Holdings LLC,
               8.70%, 12/18/23, #                                                       1,444
       2,750   SLM Corp., 5.63%, 08/01/33, MTN                                          2,512
       1,680   UBS Preferred Funding Trust I,
               8.62%, 12/31/49, FRN                                                     2,022
       2,300   UFJ Finance AEC (Aruba),
               6.75%, 07/15/13                                                          2,277
               ------------------------------------------------------------------------------
                                                                                       53,469
               ==============================================================================

               FOOD/BEVERAGE PRODUCTS -- 0.2%
         580   Archer-Daniels Midland Co.,
               5.94%, 10/01/32                                                            564
       1,410   Miller Brewing Co., 5.50%, 08/15/13, #                                   1,409
               ------------------------------------------------------------------------------
                                                                                        1,973
               ==============================================================================

               INSURANCE -- 0.8%
       2,000   Aegon NV (The Netherlands),
               4.75%, 06/01/13                                                          1,886
       2,685   AXA (France), 8.60%, 12/15/30                                            3,179
       1,095   Fund American Companies, Inc.,
               5.88%, 05/15/13                                                          1,072
               Nationwide Financial Services, Inc.,
         510   6.25%, 11/15/11                                                            536
       1,130   5.90%, 07/01/12                                                          1,162
         940   New York Life Insurance Co.,
               5.88%, 05/15/33, #                                                         898
       1,190   QBE Insurance Group LTD (Australia),
               5.65%, 07/01/23, SUB, #                                                  1,096
               ------------------------------------------------------------------------------
                                                                                        9,829
               ==============================================================================

               MACHINERY & ENGINEERING EQUIPMENT -- 0.1%
         835   Deere & Co., 6.95%, 04/25/14                                               947

               MULTI-MEDIA -- 0.6%
       1,215   AOL Time Warner, Inc., 7.63%, 04/15/31                                   1,315
       2,195   Liberty Media Corp., 5.70%, 05/15/13                                     2,111
$        315   News America Holdings, Inc.,
               8.25%, 08/10/18                                                $           374
               News America, Inc.,
       1,060   7.25%, 05/18/18                                                          1,160
         510   7.28%, 06/30/28                                                            544
       1,390   Time Warner Entertainment Co., LP,
               8.38%, 03/15/23                                                          1,651
         370   Walt Disney Co., 6.38%, 03/01/12                                           397
               ------------------------------------------------------------------------------
                                                                                        7,552
               ==============================================================================

               OIL & GAS -- 0.9%
         505   Alberta Energy Co., LTD (Canada) (Yankee),
               7.38%, 11/01/31                                                            578
               Amerada Hess Corp.,
         745   7.88%, 10/01/29                                                            818
         735   7.30%, 08/15/31                                                            761
         735   Anadarko Finance Co.,
               6.75%, 05/01/11, Ser. B                                                    819
       1,470   Anadarko Petroleum Corp.,
               6.13%, 03/15/12                                                          1,571
         535   Canadian Natural Resources LTD
               (Canada) (Yankee), 7.20%, 01/15/32                                         598
       1,065   Conoco Funding Co. (Canada),
               7.25%, 10/15/31                                                          1,218
         750   ConocoPhillips, 5.90%, 10/15/32                                            727
       2,040   Devon Financing Corp. ULC,
               7.88%, 09/30/31                                                          2,349
         105   Lasmo USA, Inc., 7.30%, 11/15/27                                           121
         600   Occidental Petroleum Corp.,
               4.25%, 03/15/10, MTN                                                       586
         960   Transocean, Inc., 7.50%, 04/15/31                                        1,061
               Valero Energy Corp.,
          35   8.38%, 06/15/05                                                             38
         345   6.88%, 04/15/12                                                            374
               ------------------------------------------------------------------------------
                                                                                       11,619
               ==============================================================================

               PACKAGING -- 0.1%
       1,785   Sealed Air Corp., 6.88%, 07/15/33, #                                     1,731

               PAPER/FOREST PRODUCTS -- 0.3%
         885   International Paper Co., 5.85%, 10/30/12                                   902
         195   MeadWestvaco Corp., 6.85%, 04/01/12                                        211
               Westvaco Corp.,
         235   8.20%, 01/15/30                                                            266

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               PAPER/FOREST PRODUCTS -- CONTINUED
$        850   7.95%, 02/15/31                                                $           956
         955   Weyerhaeuser Co., 6.75%, 03/15/12                                        1,019
               ------------------------------------------------------------------------------
                                                                                        3,354
               ==============================================================================

               PIPELINES -- 0.2%
         460   Kinder Morgan Energy Partners LP,
               7.40%, 03/15/31                                                            508
       1,485   Kinder Morgan, Inc., 6.50%, 09/01/12                                     1,596
         705   TransCanada Pipelines LTD
               (Canada) (Yankee), 8.63%, 05/15/12                                         864
               ------------------------------------------------------------------------------
                                                                                        2,968
               ==============================================================================

               RETAILING -- 0.4%
         465   Federated Department Stores, Inc.,
               6.63%, 04/01/11                                                            509
       1,080   Kroger Co., 6.80%, 04/01/11                                              1,181
         525   Lowe's Companies, Inc.,
               6.88%, 02/15/28                                                            567
       1,600   Safeway, Inc., 6.50%, 03/01/11                                           1,713
         250   Sears Roebuck Acceptance Corp.,
               7.00%, 06/01/32                                                            259
         365   The May Department Stores Co.,
               6.90%, 01/15/32                                                            373
               ------------------------------------------------------------------------------
                                                                                        4,602
               ==============================================================================

               SHIPPING/TRANSPORTATION -- 0.3%
       1,075   Burlington Northern Santa Fe Corp.,
               6.75%, 07/15/11                                                          1,195
         680   CSX Corp., 6.30%, 03/15/12                                                 725
         685   Norfolk Southern Corp.,
               7.25%, 02/15/31                                                            752
         730   Union Pacific Corp., 6.65%, 01/15/11                                       802
               ------------------------------------------------------------------------------
                                                                                        3,474
               ==============================================================================

               TELECOMMUNICATIONS -- 2.5%
       2,303   AT&T Broadband Corp.,
               8.38%, 03/15/13                                                          2,735
               AT&T Corp.,
          46   6.00%, 03/15/09                                                             48
       1,475   7.80%, 11/15/11                                                          1,651
         545   8.50%, 11/15/31                                                            615
$      1,675   AT&T Wireless Services, Inc.,
               7.88%, 03/01/11                                                $         1,892
       1,190   British Telecom PLC (United Kingdom),
               8.88%, 12/15/30, SUB                                                     1,490
       1,240   Citizens Communications Co.,
               9.25%, 05/15/11                                                          1,528
               Deutsche Telekom International Finance
               BV (The Netherlands),
       1,025   8.50%, 06/15/10                                                          1,206
       1,150   8.75%, 06/15/30                                                          1,381
               France Telecom SA (France),
       1,125   9.25%, 03/01/11                                                          1,343
       1,000   10.00%, 03/01/31                                                         1,289
         750   Koninklijke KPN NV (The Netherlands),
               8.00%, 10/01/10                                                            882
               Sprint Capital Corp.,
       2,690   7.63%, 01/30/11                                                          2,927
       1,430   8.75%, 03/15/32                                                          1,625
       1,337   TCI Communications, Inc.,
               7.13%, 02/15/28                                                          1,372
         750   Telefonica Europe BV (The Netherlands),
               7.75%, 09/15/10                                                            872
               Verizon Global Funding Corp.,
         320   7.38%, 09/01/12                                                            364
         650   7.75%, 12/01/30                                                            746
       4,235   Verizon New York, Inc.,
               6.88%, 04/01/12, Ser. A                                                  4,665
       2,195   Vodafone Group PLC (United Kingdom),
               7.75%, 02/15/10                                                          2,560
               ------------------------------------------------------------------------------
                                                                                       31,191
               ==============================================================================

               UTILITIES -- 2.1%
         890   AEP Texas Central Co.,
               5.50%, 02/15/13, #                                                         876
       1,110   Arizona Public Service Co.,
               4.65%, 05/15/15                                                          1,019
         955   Columbus Southern Power Co.,
               5.50%, 03/01/13, #                                                         951
       2,150   Consolidated Edison Company of
               New York, 5.63%, 07/01/12, Ser. 2002-A                                   2,229
               Constellation Energy Group, Inc.,
         755   6.35%, 04/01/07                                                            813

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               UTILITIES -- CONTINUED
$      1,710   4.55%, 06/15/15                                                $         1,507
       3,000   Dominion Resources, Inc.,
               8.13%, 06/15/10, Ser. A                                                  3,509
         850   DTE Energy Co., 6.38%, 04/15/33                                            776
       1,355   Duke Capital Corp., 6.25%, 02/15/13                                      1,324
               Duke Energy Corp.,
         215   3.75%, 03/05/08, #                                                         212
         460   6.25%, 01/15/12                                                            483
         675   FirstEnergy Corp.,
               7.38%, 11/15/31, Ser. C                                                    638
       1,685   Florida Power & Light Co.,
               4.85%, 02/01/13                                                          1,665
       1,055   MidAmerican Energy Co.,
               6.75%, 12/30/31                                                          1,100
               National Rural Utilities Cooperative
               Finance Corp.,
         500   6.13%, 05/15/05                                                            531
       1,985   3.88%, 02/15/08                                                          1,978
         930   7.25%, 03/01/12, Ser. C, MTN                                             1,050
         930   Nisource Finance Corp., 6.15%, 03/01/13                                    946
       1,545   Pepco Holdings, Inc., 6.45%, 08/15/12                                    1,602
               Progress Energy, Inc.,
          25   7.10%, 03/01/11                                                             27
         395   6.85%, 04/15/12                                                            424
       1,715   TXU Energy Co., 7.00%, 03/15/13, #                                       1,762
               ------------------------------------------------------------------------------
                                                                                       25,422
               ==============================================================================
               Total Corporate Notes & Bonds                                          248,444
               (Cost $240,643)
               ==============================================================================

               RESIDENTIAL MORTGAGE BACKED SECURITIES -- 13.1%
               COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.5%
       7,826   Countrywide Home Loans,
               5.50%, 08/25/33, Ser. 2003-29, Class A1                                  7,727
       4,131   Federal Home Loan Mortgage Corp.,
               6.00%, 02/01/33, Ser. 244, IO                                              884
      11,296   Federal National Mortgage Association,
               6.00%, 03/01/33, Ser. 332-2, IO                                          2,589
       8,000   MASTR Asset Securitization Trust,
               5.50%, 09/25/33, Ser. 2003-8,
               Class 1A-1                                                               7,739
               ------------------------------------------------------------------------------
                                                                                       18,939
               ==============================================================================

               MORTGAGE BACKED PASS-THROUGH SECURITIES -- 11.6%
$     48,755   Federal Home Loan Mortgage Corp.,
               5.50%, 09/15/33                                                $        48,526
               Federal National Mortgage Association,
         334   6.00%, 09/01/13, Pool 442508                                               347
      19,000   4.50%, 11/25/18, TBA                                                    18,525
           1   7.50%, 11/01/29, Pool 523193                                                 1
           0^^ 7.50%, 07/01/30, Pool 529276                                                 1
      18,000   5.50%, 10/25/33, TBA                                                    17,854
               Government National Mortgage
               Association,
      40,500   5.50%, 09/15/33, TBA                                                    40,462
      16,000   5.50%, 10/15/33, TBA                                                    15,925
               ------------------------------------------------------------------------------
                                                                                      141,641
               ==============================================================================
               Total Residential Mortgage Backed
               Securities                                                             160,580
               (Cost $160,684)
               ==============================================================================

               COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.9%
       4,630   Bear Stearns Commercial Mortgage
               Securities, 6.48%, 02/15/35,
               Ser. 2001-TOP2, Class A2                                                 5,062
               Credit Suisse First Boston Mortgage
               Securities Corp.,
       8,255   6.13%, 04/15/37, Ser. 2002-CKN2,
               Class A3                                                                 8,822
      13,060   3.94%, 05/15/38, Ser. 2003-C3,
               Class A5                                                                11,824
       7,350   LB-UBS Commercial Mortgage Trust,
               6.65%, 11/15/27, Ser. 2001-C2, Class A2                                  8,091
               Morgan Stanley Dean Witter Capital I,
      13,290   6.39%, 07/15/33, Ser. 2001-TOP3,
               Class A4                                                                14,443
          25   5.98%, 01/15/39, Ser. 2002-TOP7,
               Class A2                                                                    26
               ------------------------------------------------------------------------------
               Total Commercial Mortgage Backed
               Securities                                                              48,268
               (Cost $46,838)
               ==============================================================================

               ASSET BACKED SECURITIES -- 12.0%
       9,905   AmeriCredit Automobile Receivables
               Trust, 5.37%, 06/12/08, Ser. 2001-B,
               Class A4                                                                10,252

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               ASSET BACKED SECURITIES -- CONTINUED
$      6,000   Bank One Issuance Trust,
               2.25%, 12/15/10, Ser. 2003-C2,
               Class C2, FRN                                                  $         6,044
               Capital Auto Receivables Asset Trust,
       5,740   1.15%, 02/15/07, Ser. 2003-2,
               Class A3B, FRN                                                           5,740
       3,710   1.96%, 01/15/09, Ser. 2003-2,
               Class A4A                                                                3,566
               Citibank Credit Card Issuance Trust,
      11,250   6.88%, 11/16/09, Ser. 2000-A3, Class A3                                 12,689
       2,480   5.00%, 06/10/15, Ser. 2003-C4, Class C4                                  2,253
               Discover Card Master Trust I,
      23,000   5.30%, 11/16/06, Ser. 2001-5, Class A                                   23,638
       3,580   1.16%, 05/16/07, Ser. 2002-5,
               Class A, FRN                                                             3,578
       5,270   First USA Credit Card Master Trust,
               1.47%, 11/20/06, Ser. 2001- 2,
               Class B, FRN                                                             5,275
       6,465   Ford Credit Auto Owner Trust,
               5.25%, 09/15/05, Ser. 2001-C, Class A5                                   6,593
       7,165   Honda Auto Receivables Owner Trust,
               2.48%, 07/18/08, Ser. 2003-1, Class A4                                   7,141
       6,467   Long Beach Mortgage Loan Trust,
               1.43%, 07/25/33, Ser. 2003-3,
               Class A, FRN                                                             6,464
               MBNA Master Credit Card Trust USA,
       9,980   5.75%, 10/15/08, Ser. 2001-A1, Class A1                                 10,775
       9,900   6.80%, 04/16/07, Ser. 1999-M, Class B                                   10,478
       2,775   Morgan Stanley Auto Loan Trust,
               2.17%, 04/15/11, Ser. 2003-HB1, Class A2                                 2,746
       2,670   Onyx Acceptance Grantor Trust,
               2.66%, 05/17/10, Ser. 2003-C, Class A4                                   2,623
               Residential Asset Securities Corp.,
       2,644   1.36%, 07/25/32, Ser. 2002-KS4,
               Class AIIB, FRN                                                          2,639
       4,735   1.40%, 07/25/33, Ser. 2003-KS5,
               Class AIIB, FRN                                                          4,726
       3,500   Sears Credit Account Master Trust,
               5.25%, 10/16/08, Ser. 1998-2, Class A                                    3,581
       7,590   Standard Credit Card Master Trust,
               5.95%, 10/07/04, Ser. A                                                  7,605
$      5,000   Volkswagen Auto Loan Enhanced Trust,
               1.49%, 05/21/07, Ser. 2003-1, Class A3                         $         4,942
       3,520   Wachovia Asset Securitization, Inc., 1.54%,
               12/25/32, Ser. 2002-HE2, Class A, FRN                                    3,527
               ------------------------------------------------------------------------------
               Total Asset Backed Securities                                          146,875
               (Cost $143,452)
               ==============================================================================
               Total Long-Term Investments                                            996,968
               (Cost $992,019)
               ==============================================================================

UNITS
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 18.7%

               OPTIONS -- 0.4%
      58,000   Call Option on FNMA, 30 Year Fixed,
               5.00%, strike price of 100.72, expiring
               09/08/03, European Style                                                     1
     131,000   Call Option on FNMA, 30 Year Fixed,
               5.00%, strike price of 100.77,
               expiring 10/08/03, European Style                                          147
      39,500   Put Option on Interest Rate Swap,
               expiring 09/06/03. If exercised:
               JPMorgan pays fixed (3.90%) and
               receives 3 month LIBOR.  Swap
               expires 09/10/13, European Style                                         3,404
      63,000   Put Option on Interest Rate Swap,
               expiring 10/08/03. If exercised:
               JPMorgan pays fixed (3.65%) and receives
               3 month LIBOR. Swap expires 10/10/08,
               European Style                                                           1,269
               ------------------------------------------------------------------------------
               Total Options                                                            4,821
               (Cost $3,063)
               ==============================================================================

PRINCIPAL
AMOUNT
(USD)
---------------------------------------------------------------------------------------------
               COMMERCIAL PAPER -- 7.0%
               ASSET BACKED SECURITIES -- 3.4%
$     18,200   Galaxy Funding, Inc.,
               1.05%, 09/04/03 +                                                       18,198
      23,000   Liberty Street Funding Corp.,
               1.04%, 09/24/03 +                                                       22,984
               ------------------------------------------------------------------------------
                                                                                       41,182
               ==============================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED

               BANKING -- 3.6%
$     11,100   Macquarie Bank LTD (Australia), 1.06%,
               09/05/03 +                                                     $        11,098
      15,300   Northern Rock PLC (United Kingdom),
               1.03%, 09/15/03                                                         15,290
      18,800   UBS Finance (Delaware) LLC, 1.03%,
               09/12/03                                                                18,794
               ------------------------------------------------------------------------------
                                                                                       45,182
               ==============================================================================
               Total Commercial Paper                                                  86,364
               (Cost $86,370)
               ==============================================================================

SHARES         ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
               MONEY MARKET FUND -- 11.3%
     138,337   JPMorgan Prime Money Market
               Fund (a) +                                                     $       138,337
               (Cost $138,337)
               ------------------------------------------------------------------------------
               Total Short-Term Investments                                           229,522
               (Cost $227,770)
               ==============================================================================
               TOTAL INVESTMENTS -- 100.0%                                    $     1,226,490
               (COST $1,219,789)
               ==============================================================================

FUTURE CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                              NOTIONAL            UNREALIZED
NUMBER OF                                                                     VALUE AT          APPRECIATION
CONTRACTS     DESCRIPTION                               EXPIRATION DATE  8/31/03 (USD)  (DEPRECIATION) (USD)
------------------------------------------------------------------------------------------------------------
              LONG FUTURES OUTSTANDING
       1,134  5 Year Treasury Notes                      December, 2003     $  124,581            $      309
         184  Eurodollar                                    March, 2004         45,308                   (88)
          48  Eurodollar                                     June, 2004         11,770                   (60)

              SHORT FUTURES OUTSTANDING
        (968) Treasury Bonds                             December, 2003       (102,608)               (1,210)
        (784) 10 Year Treasury Notes                     December, 2003        (86,020)                 (672)

OPTIONS

UNITS          CALL OPTIONS WRITTEN                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------
    (131,000)  Call Option on FNMA, 30 Year Fixed, 5.00%, strike price of 101.77, expiring 10/08/03,
               European Style                                                                           $     (69)

     (58,000)  Call Option on FNMA, 30 Year Fixed, 5.00%, strike price of 101.47, expiring 09/08/03,
               European Style                                                                                  (1)
               --------------------------------------------------------------------------------------------------
               Total Call Options Written                                                               $     (70)
               ==================================================================================================

               PUT OPTIONS WRITTEN
-----------------------------------------------------------------------------------------------------------------
    (119,000)  Put Option on FNMA, 30 Year Fixed, 5.50%, strike price of 102.56, expiring 09/08/03,
               European Style                                                                           $  (3,551)

     (65,500)  Put Option on FNMA, 30 Year Fixed, 5.00%, strike price of 99.20, expiring 10/08/03,
               European Style                                                                              (2,047)
               --------------------------------------------------------------------------------------------------
               Total Put Options Written                                                                $  (5,598)
               ==================================================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SWAP CONTRACTS

                                                                                             UNDERLYING       UNREALIZED
                                                                                               NOTIONAL     APPRECIATION
DESCRIPTIONS                                                               EXPIRATION DATE        VALUE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
Swap - price lock with UBS Warburg on 30 Year FNMA, 5.50%,
price less 97.93, JPMorgan receives positive, pays negative                       09/08/03  $    51,000       $      857

Swap - price lock with Lehman Brothers Special Financing
on 30 Year FNMA, 5.50%, price less 100.25, JPMorgan pays
negative, receives positive                                                       09/08/03       79,000             (494)

Swap - price lock with Deutsche Bank AG, New York on 30
Year FNMA, 5.50%, price less 98.94, JPMorgan pays negative,
receives positive                                                                 09/08/03       85,000              558

Swap - price lock with Deutsche Bank AG, New York, on U.S.
Treasury Note, 2.63%, 05/15/08, price less 96.59, JPMorgan
pays positive, receives negative                                                  09/15/03       65,185             (128)

Swap - price lock with Lehman Brothers Special Financing on
U.S. Treasury Note, 2.63%, price less 96.54, JPMorgan pays
positive, receives negative                                                       09/15/03       74,035             (191)

Swap - price lock with Goldman Sachs Capital Markets, on U.S.
Treasury Note, 2.63%, 05/15/08, price less 96.42, JPMorgan
receives negative, pays positive                                                  09/25/03      135,200             (474)

Swap - price lock with Deutsche Bank AG, New York, on U.S.
Treasury Note, 3.63%, 05/15/13, price less 93.49, JPMorgan
receives negative, pays positive                                                  10/14/03        9,250              (84)

Swap - price lock with Deutsche Bank AG, New York,
on U.S. Treasury Note, 2.63%, 05/15/08, price less 96.54,
JPMorgan pays positive, receives negative                                         10/14/03       16,000              (26)

Swap - price lock with Deutsche Bank AG, New York, on U.S.
Treasury Note, 5.75%, 08/15/10, price less 109.87, JPMorgan
receives positive, pays negative                                                  10/14/03       21,500               17

Swap - FRA with Merrill Lynch Capital Services, JPMorgan
pays 3 month LIBOR, receives 1.08%                                                12/17/03      594,000             (109)

Total Return Swap with Citibank N.A. on Lehman AAA 8.5 CMBS
Index with payment of 1 month LIBOR minus 50.00 bps                               02/27/04       21,000              191

Swap - FRA with Merrill Lynch Capital Services, JPMorgan pays
3 month LIBOR, receives 1.30%                                                     03/17/04      594,000               82

Swap - FRA with Merrill Lynch Capital Services, JPMorgan pays
3 month LIBOR, receives 1.23%                                                     06/16/04      594,255             (407)

Swap - FRA with Merrill Lynch Capital Services, JPMorgan pays
3 month LIBOR, receives 1.05%                                                     06/16/04    1,487,000           (1,689)

Swap - FRA with Lehman Brothers Special Financing, JPMorgan
pays 3 month LIBOR, receives 1.39%                                                06/16/04      525,160             (157)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Enhanced Income Fund

PORTFOLIO OF INVESTMENTS                                   AS OF AUGUST 31, 2003
(Amounts in thousands)

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 82.7%

               U.S. TREASURY SECURITY -- 0.6%
$      2,050   U.S. Treasury Note, 1.75%, 12/31/04 @ +                        $         2,057
               (Cost $2,048)
               ------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY SECURITIES -- 12.0%
       3,650   Federal Home Loan Mortgage Corp.,
               1.63%, 05/19/06, MTN, FRN +                                              3,649
               Federal National Mortgage Association,
       1,706   0.91%, 01/01/04, MTN, FRN +                                              1,706
      11,400   1.88%, 09/15/05 +                                                       11,345
          65   2.75%, 11/14/05 +                                                           65
       1,700   1.61%, 04/07/06, FRN +                                                   1,700
         800   2.13%, 04/15/06 +                                                          791
      15,800   2.75%, 08/11/06 +                                                       15,759
       2,000   4.38%, 10/15/06 +                                                        2,087
       6,200   4.75%, 01/02/07 +                                                        6,485
          40   3.50%, 10/15/07 +                                                           40
               ------------------------------------------------------------------------------
               Total U.S. Government Agency Securities                                 43,627
               (Cost $43,892)
               ==============================================================================

               FOREIGN GOVERNMENT SECURITY -- 0.9%
       3,000   Province of Ontario (Canada)
               (Yankee), 4.20%, 06/30/05                                                3,113
               (Cost $3,106)

               STATE AND MUNICIPAL OBLIGATION -- 0.2%
               ILLINOIS -- 0.2%
       1,000   Illinois State, 2.50%, 06/01/08                                            943
               (Cost $999)

               CORPORATE NOTES & BONDS -- 32.5%
               AUTOMOTIVE -- 2.2%
       2,900   Ford Motor Credit Co.,
               1.39%, 11/24/03, MTN, FRN +                                              2,898
               General Motors Acceptance Corp.,
       1,195   4.75%, 10/15/03, MTN, FRN +                                              1,196
       3,250   6.38%, 01/30/04, MTN +                                                   3,311
         420   6.75%, 01/15/06 +                                                          443
               ------------------------------------------------------------------------------
                                                                                        7,848
               ==============================================================================

               BANKING -- 8.2%
       4,425   American Express Credit Corp.,
               1.21%, 04/18/05, Ser. B, MTN, FRN +                                      4,424
               Bank of America Corp.,
$      1,000   1.43%, 12/23/04, Ser. F, MTN, FRN                              $         1,001
       3,000   1.38%, 08/26/05, MTN, FRN +                                              3,008
       1,300   6.63%, 08/01/07 +                                                        1,432
          20   Bank One Corp., 1.41%, 02/20/04,
               Ser. A, MTN, FRN +                                                          20
       1,800   Bank One N.A. Illinois,
               1.23%, 01/13/06, FRN +                                                   1,802
               Bayerische Landesbank Girozentrale
               (Germany) (Yankee),
       3,000   5.00%, 07/20/04 +                                                        3,091
       2,000   1.06%, 01/31/05, MTN, FRN (f)                                            1,999
       2,900   Canadian Imperial Bank of Commerce
               (Canada) (Yankee),                                                       2,895
               1.21%, 06/13/05, FRN +
         500   Capital One Bank,
               6.88%, 02/01/06, MTN +                                                     536
       3,700   HBOS Treasury Services PLC
               (United Kingdom), 1.17%, 03/14/05,
               MTN, FRN, # +                                                            3,700
       1,500   National City Bank, 1.15%,
               11/14/03, FRN                                                            1,500
       1,100   Wachovia Corp., 3.50%, 08/15/08                                          1,073
               Wells Fargo & Co.,
       2,000   1.38%, 03/03/06, FRN                                                     2,002
       1,300   5.13%, 02/15/07                                                          1,376
               ------------------------------------------------------------------------------
                                                                                       29,859
               ==============================================================================

               COMPUTERS/COMPUTER HARDWARE -- 0.8%
       2,950   International Business Machines Corp.,
               1.33%, 09/10/04, FRN                                                     2,953

               DIVERSIFIED -- 2.6%
               General Electric Capital Corp.,
       2,000   6.81%, 11/03/03, Ser. A, MTN +                                           2,019
       7,450   1.24%, 03/15/05, Ser. A, MTN, FRN +                                      7,459
               ------------------------------------------------------------------------------
                                                                                        9,478
               ==============================================================================

               FINANCIAL SERVICES -- 15.6%
       1,900   Associates Corp. of North America,
               5.75%, 11/01/03 +                                                        1,914

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               FINANCIAL SERVICES -- CONTINUED
               CIT Group, Inc.,
$        500   2.37%, 09/20/04, MTN, FRN +                                    $           506
       4,075   2.61%, 01/31/05, MTN, FRN +                                              4,145
         100   Citigroup, Inc., 1.34%, 03/09/04, FRN +                                    100
       1,150   Countrywide Home Loans, Inc.,
               1.68%, 05/20/05, Ser. K, MTN, FRN +                                      1,154
               Counts Trusts,
       1,400   1.91%, 08/15/07, Ser. 2002-10, FRN, # +                                  1,400
       1,400   1.96%, 08/15/07, Ser. 2002-11, FRN, # +                                  1,400
       4,200   Credit Suisse First Boston USA, Inc.,
               1.56%, 01/14/05, MTN, FRN +                                              4,218
       1,550   Household Finance Corp.,
               1.16%, 06/16/05, MTN, FRN +                                              1,551
         500   Household Netherlands BV
               (The Netherlands) (Yankee),
               6.20%, 12/01/03 +                                                          506
       1,030   International Lease Finance Corp.,
               4.00%, 01/17/06, Ser. O, MTN                                             1,051
       3,450   John Hancock Global Funding II,
               1.22%, 05/27/05, MTN, FRN, # +                                           3,449
       3,000   Lehman Brothers Holdings, Inc.,
               3.50%, 08/07/08                                                          2,913
       1,550   Merrill Lynch & Co., Inc.,
               1.54%, 06/13/05, Ser. B, MTN, FRN                                        1,553
               Monumental Global Funding II,
         400   1.26%, 09/26/03, FRN, #                                                    400
       1,000   5.20%, 01/30/07, #                                                       1,066
       3,600   Morgan Stanley Group, Inc., 1.28%,
               03/27/06, Ser. E, MTN, FRN                                               3,607
       4,100   Nationwide Building Society
               (United Kingdom), 1.16%, 07/22/05,
               MTN, FRN, #                                                              4,098
         800   Nationwide Life Global Funding I,
               1.37%, 02/15/05, FRN, #                                                    801
               Restructured Asset Securities with
               Enhanced Returns (RACERS),
       2,400   0.98%, 04/15/04, Ser. 2002-35,
               Class C, FRN, #                                                          2,386
       2,400   0.98%, 04/15/04, Ser. 2002-40,
               Class C, FRN, #                                                          2,394
       1,300   Salomon Smith Barney Holdings, Inc.,
               1.28%, 11/18/04, Ser. K, MTN, FRN                                        1,302
$      2,350   SLM Corp., 1.28%, 04/25/06, MTN, FRN                           $         2,351
               Special Purpose Accounts Receivable
               Cooperative Corp. (SPARCS),
       1,600   1.98%, 05/23/04, Ser. 2002-6, FRN, #                                     1,602
       6,700   1.71%, 05/15/06, Ser. 2003-4                                             6,709
       3,250   The Bear Stearns Co., Inc.,
               1.25%, 04/29/05, MTN, FRN +                                              3,248
       1,000   Washington Mutual Bank FA,
               1.43%, 05/17/04, FRN                                                     1,002
               ------------------------------------------------------------------------------
                                                                                       56,826
               ==============================================================================

               INSURANCE -- 1.7%
       2,400   ASIF Global Financing,
               1.37%, 03/14/06, FRN, # +                                                2,399
       3,650   Metropolitan Life Global Funding I,
               1.29%, 08/28/06, MTN, FRN, #                                             3,647
               ------------------------------------------------------------------------------
                                                                                        6,046
               ==============================================================================

               OIL & GAS -- 0.5%
       1,800   Texas Municipal Gas Corp.,
               2.60%, 07/01/07, #                                                       1,798

               PAPER/FOREST PRODUCTS -- 0.2%
         700   Weyerhaeuser Co., 2.24%, 09/15/03, FRN +                                   700

               PHARMACEUTICALS -- 0.0% ^
          30   Abbott Laboratories, 5.13%, 07/01/04 +                                      31

               SHIPPING/TRANSPORTATION -- 0.3%
       1,150   FedEx Corp., 6.63%, 02/12/04 +                                           1,175

               TELECOMMUNICATIONS -- 0.2%
         870   Sprint Capital Corp., 5.70%, 11/15/03                                      875

               UTILITIES -- 0.2%
         600   AEP Texas Central Co.,
               3.00%, 02/15/05, # +                                                       606
               ------------------------------------------------------------------------------
               Total Corporate Notes & Bonds                                          118,195
               (Cost $117,891)
               ==============================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               RESIDENTIAL MORTGAGE BACKED SECURITIES -- 7.3%
               COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.7%
               Federal National Mortgage Association,
$      1,003   3.09%, 12/25/28, Ser. 2002-W6,
               Class 1A1 +                                                    $         1,005
         651   6.00%, 10/01/31, Ser. 2001-59,
               Class QA +                                                                 656
       1,630   1.61%, 06/25/32, Ser. 2002-36,
               Class FT, FRN +                                                          1,627
       1,094   1.61%, 06/25/32, Ser. 2002-36,
               Class FS, FRN +                                                          1,092
         414   4.50%, 05/25/42, Ser. 2002-W4,
               Class A1 +                                                                 418
       2,879   2.50%, 07/25/42, Ser. 2003-W2,
               Class 2A3 +                                                              2,883
       2,250   1.95%, 09/25/43, Ser. 2003-W14,
               Class 1A-1 + (f)                                                         2,247
               Government National Mortgage Association,
         314   6.38%, 12/20/27, Ser. 2001-39,
               Class AD +                                                                 315
         840   1.61%, 03/16/32, Ser. 2002-21,
               Class FD, FRN +                                                            844
         850   1.61%, 04/16/32, Ser. 2002-24,
               Class FA, FRN +                                                            854
       1,299   1.61%, 05/16/32, Ser. 2002-27,
               Class FA, FRN +                                                          1,309
       1,717   GSR Mortgage Loan Trust, 2.26%,
               08/25/32, Ser. 2003-5F, Class 1A3, FRN +                                 1,718
       1,850   Mound Financing PLC (United Kingdom),
               1.28%, 02/08/08, Ser. 3A,
               Class A1-1, FRN, #                                                       1,850
         304   Washington Mutual, 2.26%, 02/25/32,
               Ser. 2003-SA, Class A3, FRN                                                304
               ------------------------------------------------------------------------------
                                                                                       17,122
               ==============================================================================

               MORTGAGE BACKED PASS-THROUGH SECURITY -- 2.6%
       9,500   Federal National Mortgage Association,
               5.50%, 09/25/33, TBA                                                     9,458
               ------------------------------------------------------------------------------
               Total Residential Mortgage Backed
               Securities                                                              26,580
               (Cost $26,429)
               ==============================================================================

               COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.0%
$      2,931   CalSTRS Trust, 1.41%, 11/20/12,
               Ser. 2002-C6, Class A1, FRN, # +                               $         2,926
               Calwest Industrial Trust,
       2,400   1.49%, 02/15/12, Ser. 2002-CALW,
               Class AFL, FRN, # +                                                      2,403
       1,400   1.38%, 06/15/15, Ser. 2003-CALA,
               Class A, FRN, # +                                                        1,400
         750   LB-UBS Commercial Mortgage Trust,
               3.48%, 07/15/27, Ser. 2003-C5, Class A2                                    726
       3,000   Morgan Stanley Capital I, 6.48%,
               11/15/30, Ser. 1998-HF2, Class A2                                        3,301
               ------------------------------------------------------------------------------
               Total Commercial Mortgage Backed
               Securities                                                              10,756
               (Cost $10,850)
               ==============================================================================

               ASSET BACKED SECURITIES -- 26.2%
               American Express Credit Account
               Master Trust,
       1,800   5.60%, 11/15/06, Ser. 1999-1, Class A +                                  1,848
       1,050   1.25%, 09/15/08, Ser. 2001-1,
               Class A, FRN +                                                           1,053
       1,550   1.22%, 09/15/09, Ser. 2002-1,
               Class A, FRN +                                                           1,553
       1,000   1.22%, 11/16/09, Ser. 2002-2,
               Class A, FRN +                                                           1,002
       1,245   American Express Master Trust, 1.18%,
               12/15/05, Ser. 2002-1, Class A, FRN +                                    1,245
               AmeriCredit Automobile Receivables Trust,
       2,205   1.31%, 10/12/06, Ser. 2002-A,
               Class A3, FRN +                                                          2,205
       3,600   1.29%, 04/12/07, Ser. 2002-C,
               Class A3, FRN +                                                          3,601
       8,000   Bank One Issuance Trust, 1.23%,
               06/15/10, Ser. 2002-A5, Class A5, FRN +                                  8,014
           6   BMW Vehicle Owner Trust, 4.70%,
               03/25/05, Ser. 2001-A, Class A3 +                                            6
          45   Capital Auto Receivables Asset Trust,
               5.00%, 12/15/06, Ser. 2001-2, Class A-4 +                                   46
       1,725   Capital One Master Trust, 1.21%,
               08/15/06, Ser. 2000-5, Class A, FRN +                                    1,725

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               ASSET BACKED SECURITIES -- CONTINUED
               Capital One Multi-Asset Execution Trust,
$        800   1.22%, 05/15/08, Ser. 2003-A2,
               Class A2, FRN +                                                $           800
       1,350   1.50%, 01/15/09, Ser. 2003-A1,
               Class A1, FRN +                                                          1,356
       2,250   Carco Auto Loan Master Trust, 1.18%,
               11/15/06, Ser. 2001-A, Class A, FRN +                                    2,251
               Citibank Credit Card Issuance Trust,
         200   2.70%, 01/15/08, Ser. 2003-A2, Class A2 +                                  201
       2,050   2.07%, 03/20/08, Ser. 2003-C2,
               Class C2, FRN +                                                          2,062
               Countrywide Asset-Backed Certificates,
         544   1.39%, 08/25/32, Ser. 2002-1,
               Class A, FRN +                                                             545
       1,252   1.51%, 03/25/33, Ser. 2003-BC1,
               Class A1, FRN +                                                          1,253
       2,638   Countrywide Home Equity Loan Trust,
               1.35%, 08/15/28, Ser. 2002-D,
               Class A, FRN +                                                           2,626
          50   DaimlerChrysler Auto Trust, 3.85%,
               04/06/06, Ser. 2002-A, Class A3 +                                           51
               Discover Card Master Trust I,
          50   5.30%, 11/16/06, Ser. 2001-5, Class A +                                     51
       4,337   1.29%, 11/15/07, Ser. 2000-5,
               Class A, FRN +                                                           4,347
       2,685   1.17%, 04/15/08, Ser. 2002-4,
               Class A, FRN +                                                           2,686
         750   EQCC Trust, 1.46%, 11/25/31, Ser. 2002-1,
               Class 2A, FRN +                                                            751
               First USA Credit Card Master Trust,
       1,000   1.23%, 09/10/06, Ser. 1996-8,
               Class A, FRN +                                                           1,000
       1,100   1.20%, 11/20/06, Ser. 2001-2,
               Class A, FRN +                                                           1,100
       1,900   1.47%, 11/20/06, Ser. 2001-2,
               Class B, FRN +                                                           1,902
          35   Fleet Credit Card Master Trust II, 1.16%,
               10/15/07, Ser. 2002-A, Class A, FRN +                                       35
       2,745   Fleet Home Equity Loan Trust, 1.36%,
               01/20/33 Ser. 2003-1, Class A, FRN +                                     2,743
               Ford Credit Auto Owner Trust,
          34   2.48%, 12/15/04, Ser. 2002-C,
               Class A2A +                                                                 34
$      1,482   1.23%, 01/15/06, Ser. 2002-A,
               Class A3B, FRN +                                               $         1,482
       1,110   GMAC Mortgage Corp. Loan Trust,
               1.25%, 08/25/32, Ser. 2002-HE4,
               Class A1, FRN +                                                          1,110
       1,050   Greenpoint Home Equity Loan Trust,
               1.38%, 04/15/29, Ser. 2003-1,
               Class A, FRN +                                                           1,050
         957   HFC Home Equity Loan Asset Backed
               Certificates, 1.41%, 04/20/32, Ser. 2002-2,
               Class A, FRN +                                                             957
               Honda Auto Receivables Owner Trust,
       1,900   1.92%, 11/20/06, Ser. 2003-1, Class A3 +                                 1,902
       1,000   3.96%, 02/19/07, Ser. 2001-3, Class A4 +                                 1,023
         200   Household Automotive Trust,
               1.45%, 05/18/09, Ser. 2002-3,
               Class A4B, FRN +                                                           200
       3,142   Household Mortgage Loan Trust,
               1.46%, 02/20/33, Ser. 2003-HC1,
               Class A, FRN +                                                           3,142
       1,200   LB-UBS Commercial Mortgage Trust,
               3.32%, 03/15/27, Ser. 2003-C1, Class A2                                  1,168
               Long Beach Mortgage Loan Trust,
       1,519   1.43%, 07/25/33, Ser. 2003-3,
               Class A, FRN                                                             1,518
       3,550   1.45%, 08/25/33, Ser. 2003-4,
               Class AV3, FRN                                                           3,548
          50   MBNA Credit Card Master Note Trust,
               1.24%, 02/15/07, Ser. 2001-A4,
               Class A, FRN                                                                50
               MBNA Master Credit Card Trust USA,
       1,000   1.91%, 12/15/06, Ser. 1999-G,
               Class C, FRN, #                                                            999
       3,500   1.24%, 02/17/09, Ser. 1998-G,
               Class A, FRN                                                             3,509
               Option One Mortgage Loan Trust,
       1,168   1.40%, 02/25/32, Ser. 2002-1,
               Class A, FRN                                                             1,169
         421   1.38%, 06/25/32, Ser. 2002-2,
               Class A, FRN                                                               421
         465   1.38%, 08/25/32, Ser. 2002-3,
               Class A2, FRN                                                              464

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               ASSET BACKED SECURITIES -- CONTINUED
$      2,974   Residential Asset Securities Corp.,
               1.36%, 07/25/32, Ser. 2002-KS4,
               Class AIIB, FRN                                                $         2,969
               Sears Credit Account Master Trust,
       1,600   1.22%, 06/16/08, Ser. 2001-2,
               Class A, FRN                                                             1,599
       1,250   1.21%, 02/18/09, Ser. 2002-1,
               Class A, FRN                                                             1,248
          10   1.24%, 08/18/09, Ser. 2002-4, Class A, FRN                                  10
               SLM Student Loan Trust,
       1,460   1.16%, 06/15/10, Ser. 2002-8,
               Class A2, FRN                                                            1,460
       3,521   1.14%, 10/25/10, Ser. 2002-1,
               Class A1, FRN                                                            3,521
       2,200   Standard Credit Card Master Trust,
               5.95%, 10/07/04, Ser. A                                                  2,204
       1,450   Superior Wholesale Inventory Financing
               Trust, 1.19%, 06/15/06, Ser. 2001-C7,
               Class A, FRN                                                             1,450
         489   Toyota Auto Receivables Owner Trust,
               2.79%, 12/15/04, Ser. 2002-B, Class A2                                     489
               Wachovia Asset Securitization, Inc.,
       1,550   1.54%, 12/25/32, Ser. 2002-HE2,
               Class A, FRN                                                             1,553
       2,992   1.40%, 03/25/33, Ser. 2003-HE1,
               Class A1, FRN                                                            2,991
               WFS Financial Owner Trust,
       1,462   1.21%, 03/20/06, Ser. 2001-C,
               Class A3, FRN                                                            1,462
       2,500   1.27%, 05/20/08, Ser. 2003-A3,
               Class B, FRN                                                             2,500
          30   World Omni Auto Receivables Trust,
               5.51%, 07/20/07, Ser. 2001-A, Class A4                                      31
               ------------------------------------------------------------------------------
               Total Asset Backed Securities                                           95,291
               (Cost $95,370)
               ==============================================================================
               Total Long-Term Investments                                            300,562
               (Cost $300,585)
               ==============================================================================

UNITS          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 17.3%

               OPTION -- 0.0% ^
      23,700   Call Option on FNMA, 30 Year Fixed,
               5.00%, strike price of 100.22, expiring
               10/08/03, European Style                                       $            35
               (Cost $237)

PRINCIPAL
AMOUNT
(USD)
---------------------------------------------------------------------------------------------
               U.S. TREASURY SECURITY -- 0.1%
$        510   U.S. Treasury Note, 3.00%, 11/30/03 @ +                                    512
               (Cost $510)

               U.S. GOVERNMENT AGENCY SECURITIES -- 6.7%
       9,250   Federal Home Loan Bank,
               0.98%, 09/05/03, DN +                                                    9,249
               Federal National Mortgage Association,
       6,600   0.99%, 09/10/03, DN +                                                    6,598
       8,500   0.95%, 11/14/03, DN +                                                    8,482
               ------------------------------------------------------------------------------
               Total U.S. Government Agency Securities                                 24,329
               (Cost $24,331)
               ==============================================================================

               MUNICIPAL SECURITIES -- 1.7%
               DISTRICT OF COLUMBIA -- 0.9%
       3,450   George Washington University, Ser. A,
               Rev., FRDO, MBIA, 1.12%, 09/04/03 +                                      3,450

               NORTH CAROLINA -- 0.2%
         600   North Carolina Municipal Power Agency
               No. 1, Catawba, Taxable, Ser. B, Rev.,
               2.95%, 01/01/04                                                            601

               SOUTH CAROLINA -- 0.6%
       2,050   South Carolina Student Loan Corp.,
               Education Loans, Ser. A-1, Rev., FRDO,
               1.25%, 06/01/33                                                          2,050
               ------------------------------------------------------------------------------
               Total Municipal Securities                                               6,101
               (Cost $6,100)
               ==============================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED

               COMMERCIAL PAPER -- 2.7%
               AUTOMOTIVE -- 1.0%
$      3,600   Daimler Chrysler N.A. Holdings Corp.,
               1.23%, 09/23/03 +                                                $       3,597

               BANKING -- 0.9%
       3,450   Commerzbank U.S. Finance,
               1.11%, 10/01/03 +                                                        3,447

               FINANCIAL SERVICES -- 0.8%
       2,750   Cadbury Schwepps Finance PLC
               (United Kingdom), 1.22%, 09/02/03 +                                      2,750
               ------------------------------------------------------------------------------
               Total Commercial Paper                                                   9,794
               (Cost $9,794)
               ==============================================================================

               CERTIFICATES OF DEPOSIT -- 5.2%
       3,388   Abbey National Treasury Services PLC
               (United Kingdom) (Yankee),
               1.05%, 04/02/04, Floating Rate +                                         3,388
       1,000   Bank One N.A. Illinois, 1.17%, 09/17/03,
               Floating Rate +                                                          1,000
       2,030   Bayerische Landesbank Girozentrale/
               New York (Yankee), 1.09%, 12/17/04,
               Floating Rate +                                                          2,030
$      7,160   Deutsche Bank AG/New York (Yankee),
               1.18%, 02/18/05, Floating Rate +                                 $       7,159
       2,500   Landesbank-Baden-Wurttemberg/
               New York (Yankee), 1.01%, 09/22/03,
               Floating Rate +                                                          2,500
       2,900   Nordea Bank Finland PLC/New York
               (Yankee), 1.08%, 11/24/03,
               Floating Rate +                                                          2,900
               ------------------------------------------------------------------------------
               Total Certificates of Deposit                                           18,977
               (Cost $18,966)
               ==============================================================================

SHARES
---------------------------------------------------------------------------------------------
               MONEY MARKET FUND -- 0.9%
       3,134   JPMorgan Prime Money Market Fund (a) +                                   3,134
               (Cost $3,134)
               ------------------------------------------------------------------------------
               Total Short-Term Investments                                            62,882
               (Cost $63,072)
               ==============================================================================
               TOTAL INVESTMENTS -- 100.0%                                      $     363,444
               (COST $363,657)
               ==============================================================================

FUTURE CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                          NOTIONAL             UNREALIZED
NUMBER OF                                                                 VALUE AT           APPRECIATION
CONTRACTS      DESCRIPTION                         EXPIRATION DATE   8/31/03 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------
               LONG FUTURES OUTSTANDING
          91   Eurodollar                           December, 2003      $   22,468             $       27
         504   Eurodollar                              March, 2004         124,104                    156
         143   Eurodollar                               June, 2004          35,064                   (209)

               SHORT FUTURES OUTSTANDING
         (22)  2 Year Treasury Notes                December, 2003          (4,687)                    (5)
        (187)  5 Year Treasury Notes                December, 2003         (20,544)                   (32)

SEE NOTES TO FINANCIAL STATEMENTS.

OPTION

UNITS          CALL OPTION WRITTEN                                                                   VALUE
----------------------------------------------------------------------------------------------------------
     (23,700)  Call Option on FNMA, 30 Year Fixed, 5.00%, strike price of 101.22,
               expiring 10/08/03, European Style                                               $       (18)

SWAP CONTRACTS

                                                                                UNDERLYING       UNREALIZED
                                                                                  NOTIONAL     APPRECIATION
DESCRIPTIONS                                                   EXPIRATION DATE       VALUE   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
Swap - price lock with Citibank N.A. on U.S. Treasury Note,
1.63%, 04/30/05, price less 99.74, JPMorgan receives
positive, pays negative                                               09/15/03  $   27,650   $          (32)

Swap - price lock with Lehman Brothers Special Financing,
on U.S. Treasury Note, 1.63%, 04/30/05, price less 99.97,
JPMorgan receives negative, pays positive                             09/29/03      13,500               24

Swap - price lock with Citibank N.A. on U.S. Treasury Note,
2.63%, 05/15/08, price less 96.74, JPMorgan receives
negative, pays positive                                               10/01/03      31,400               --

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Fleming Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS                        AS OF AUGUST 31, 2003
(Amounts in thousands)

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 95.9%

               U.S. TREASURY SECURITIES -- 5.1%
               U.S. Treasury Notes & Bonds,
$         75   6.88%, 05/15/06 @                                              $            84
       2,150   4.25%, 08/15/13                                                          2,115
          50   6.13%, 08/15/29 +                                                           55
         700   5.38%, 02/15/31 +                                                          715
               ------------------------------------------------------------------------------
               Total U.S. Treasury Securities                                           2,969
               (Cost $2,944)
               ==============================================================================

               FOREIGN GOVERNMENT SECURITIES -- 84.3%
               ARGENTINA -- 0.9%
               Republic of Argentina,
         600   7.00%, 12/19/08, Ser. 2008 (d) *                                           182
         525   12.25%, 06/19/18, Ser. 2018 (d) *                                          147
         345   2.06%, 03/31/23, Ser. L-GL, FRN (d) *                                      178
               ------------------------------------------------------------------------------
                                                                                          507
               ==============================================================================

               BRAZIL -- 23.0%
         300   Banco Nacional de Desenvolvimiento
               Economico e Social, 8.75%, 06/16/08,
               Regulation S, FRN                                                          289
               Federal Republic of Brazil,
         250   11.25%, 07/26/07                                                           265
         870   11.50%, 03/12/08                                                           927
       1,793   2.19%, 04/15/09, FRN                                                     1,582
       2,190   12.00%, 04/15/10                                                         2,289
         230   11.00%, 01/11/12                                                           229
       2,720   2.19%, 04/15/12, FRN                                                     2,186
         542   8.00%, 04/15/14                                                            487
         825   8.00%, 04/15/14, #                                                         744
         215   8.00%, 04/15/14, Ser. L                                                    195
         240   12.75%, 01/15/20                                                           247
       3,335   8.88%, 04/15/24                                                          2,568
         190   10.13%, 05/15/27                                                           163
       1,332   11.00%, 08/17/40                                                         1,212
               ------------------------------------------------------------------------------
                                                                                       13,383
               ==============================================================================

               BULGARIA -- 2.1%
               National Republic of Bulgaria,
         371   1.94%, 07/28/11, FRN, #                                                    353
         386   1.94%, 07/28/12, Ser. A, FRN                                               370
         451   8.25%, 01/15/15, #                                                         496
               ------------------------------------------------------------------------------
                                                                                        1,219
               ==============================================================================

               COLOMBIA -- 4.9%
               Republic of Colombia,
$         70   7.63%, 02/15/07                                                $            74
         560   9.75%, 04/23/09, Ser. NOV                                                  623
         343   9.75%, 04/09/11                                                            385
         213   10.00%, 01/23/12                                                           230
         260   10.75%, 01/15/13                                                           291
         735   11.75%, 02/25/20, MTN                                                      864
         365   10.38%, 01/28/33                                                           384
               ------------------------------------------------------------------------------
                                                                                        2,851
               ==============================================================================

               DOMINICAN REPUBLIC -- 0.9%
               Dominican Republic,
         290   9.50%, 09/27/06                                                            294
         270   9.04%, 01/23/13, #                                                         255
               ------------------------------------------------------------------------------
                                                                                          549
               ==============================================================================

               ECUADOR -- 2.9%
               Republic of Ecuador,
       1,399   12.00%, 11/15/12                                                         1,095
         772   7.00%, 08/15/30, SUB                                                       457
         275   7.00%, 08/15/30, SUB, #                                                    163
               ------------------------------------------------------------------------------
                                                                                        1,715
               ==============================================================================

               EGYPT -- 0.5%
         250   Arab Republic of Egypt, 8.75%, 07/11/11, #                                 297

               EL SALVADOR -- 2.0%
               Republic of El Salvador,
         535   8.50%, 07/25/11, #                                                         568
         305   7.75%, 01/24/23, #                                                         314
         285   8.25%, 04/10/32, #                                                         265
               ------------------------------------------------------------------------------
                                                                                        1,147
               ==============================================================================

               MEXICO -- 8.8%
         260   Bancomext Trust Division,
               11.25%, 05/30/06, #                                                        315
               United Mexican States,
         150   10.38%, 02/17/09, Ser. XW                                                  188
         970   8.38%, 01/14/11                                                          1,118
         650   7.50%, 01/14/12                                                            709
         950   11.38%, 09/15/16                                                         1,302

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               MEXICO -- CONTINUED
$        485   8.13%, 12/30/19                                                  $         521
         685   8.00%, 09/24/22, Ser. A, MTN                                               718
         175   11.50%, 05/15/26                                                           244
               ------------------------------------------------------------------------------
                                                                                        5,115
               ==============================================================================

               PANAMA -- 2.4%
               Republic of Panama,
         210   9.63%, 02/08/11                                                            236
         325   9.38%, 07/23/12                                                            366
         310   1.94%, 07/17/14, FRN                                                       294
         309   1.94%, 07/17/16, FRN                                                       266
         220   10.75%, 05/15/20                                                           260
               ------------------------------------------------------------------------------
                                                                                        1,422
               ==============================================================================

               PERU -- 3.5%
               Republic of Peru,
         487   9.13%, 02/21/12                                                            521
         366   9.13%, 02/21/12, Regulation S                                              392
          65   9.88%, 02/06/15                                                             72
         545   4.50%, 03/07/17, FRN                                                       458
         701   5.00%, 03/07/17, FRN                                                       617
               ------------------------------------------------------------------------------
                                                                                        2,060
               ==============================================================================

               PHILIPPINES -- 3.7%
               Republic of Philippines,
         320   8.88%, 04/15/08                                                            347
         344   8.38%, 03/12/09                                                            359
         158   9.88%, 03/16/10                                                            176
         445   9.00%, 02/15/13                                                            461
         170   6.50%, 12/01/17, Ser. B, FRN                                               166
         345   9.88%, 01/15/19                                                            361
         265   10.63%, 03/16/25                                                           292
               ------------------------------------------------------------------------------
                                                                                        2,162
               ==============================================================================

               RUSSIA -- 19.4%
               Russian Federation,
         705   10.00%, 06/26/07                                                           829
         570   8.25%, 03/31/10                                                            631
         444   8.25%, 03/31/10, #                                                         491
       1,180   11.00%, 07/24/18                                                         1,565
$        500   12.75%, 06/24/28                                                 $         777
       4,198   5.00%, 03/31/30, SUB, #                                                  3,836
       3,470   5.00%, 03/31/30, SUB                                                     3,175
               ------------------------------------------------------------------------------
                                                                                       11,304
               ==============================================================================

               SOUTH AFRICA -- 0.9%
         445   Republic of South Africa (Yankee),
               8.50%, 06/23/17                                                            507

               TRINIDAD/TOBAGO -- 0.5%
         250   Republic of Trinidad & Tobago,
               9.75%, 07/01/20                                                            313

               TUNISIA -- 0.2%
         125   Banque Centrale de Tunisie,
               7.38%, 04/25/12                                                            136

               TURKEY -- 4.2%
               Republic of Turkey,
         180   11.38%, 11/27/06                                                           203
         435   9.88%, 03/19/08                                                            455
         725   12.38%, 06/15/09                                                           819
         705   11.75%, 06/15/10                                                           776
         185   11.88%, 01/15/30                                                           201
               ------------------------------------------------------------------------------
                                                                                        2,454
               ==============================================================================

               UKRAINE -- 0.9%
               Republic of Ukraine,
         205   11.00%, 03/15/07, Regulation S                                             225
         320   7.65%, 06/11/13, #                                                         314
               ------------------------------------------------------------------------------
                                                                                          539
               ==============================================================================

               VENEZUELA -- 2.6%
               Republic of Venezuela,
       1,071   1.88%, 12/18/07, Ser. DL, FRN                                              956
         710   9.25%, 09/15/27                                                            538
               ------------------------------------------------------------------------------
                                                                                        1,494
               ==============================================================================
               Total Foreign Government Securities                                     49,174
               (Cost $41,943)
               ==============================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                    ANNUAL REPORT AUGUST 31 2003

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               CORPORATE NOTES & BONDS -- 6.5%
               BRAZIL -- 0.8%
$        550   Trikem SA, 10.63%, 07/24/07, #                                   $         479

               MALAYSIA -- 1.9%
         575   Petronas Capital LTD, 7.88%, 05/22/22, #                                   628
         400   Petroliam Nasional BHD,
               7.75%, 08/15/15, #                                                         456
               ------------------------------------------------------------------------------
                                                                                        1,084
               ==============================================================================

               MEXICO -- 3.2%
         200   BBVA Bancomer Capital Trust I,
               10.50%, 02/16/11, #                                                        225
               Pemex Project Funding Master Trust,
         160   7.88%, 02/01/09                                                            177
         340   7.38%, 12/15/14                                                            348
         620   Petroleos Mexicanos (Yankee),
               9.25%, 03/30/18                                                            701
         400   Telefonos de Mexico SA de CV,
               8.25%, 01/26/06                                                            444
               ------------------------------------------------------------------------------
                                                                                        1,895
               ==============================================================================

               SOUTH KOREA -- 0.6%
         290   Woori Financial Group,
               12.75%, 03/01/10, Regulation S, SUB                                        327
               ------------------------------------------------------------------------------
               Total Corporate Notes & Bonds                                            3,785
               (Cost $3,716)
               ==============================================================================

SHARES
---------------------------------------------------------------------------------------------
               WARRANTS -- 0.0%
               NIGERIA -- 0.0%

           1   Central Bank of Nigeria, expires
               11/15/20, FRN * (f)                                                          0

SHARES         ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
               SINGAPORE -- 0.0%
           0^^ Asia Pulp & Paper Co., LTD, ADR, expires
               3/15/05, # * (f)                                                 $           0

               VENEZUELA -- 0.0%
           1   Republic of Venezuela (Oil Obligation),
               expires 4/15/20, FRN * (f)                                                   0
               ------------------------------------------------------------------------------
               Total Warrants                                                               0
               (Cost $0)
               ==============================================================================
               Total Long-Term Investments                                             55,928
               (Cost $48,603)
               ==============================================================================

PRINCIPAL
AMOUNT
(USD)
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.1%

               U.S. TREASURY SECURITY -- 2.1%
$      1,200   U.S. Treasury Bill, 0.98%, 11/28/03                                      1,197
               (Cost $1,197)

SHARES
---------------------------------------------------------------------------------------------
               MONEY MARKET FUND -- 2.0%
       1,137   JPMorgan Prime Money Market Fund (a)                                     1,137
               (Cost $1,137)
               ------------------------------------------------------------------------------
               Total Short-Term Investments                                             2,334
               (Cost $2,334)
               ==============================================================================
               TOTAL INVESTMENTS -- 100.0%                                      $      58,262
               (COST $50,937)
               ==============================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

SUMMARY OF INVESTMENTS BY INDUSTRY, AUGUST 31, 2003

INDUSTRY                                                          % OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------------------
Foreign Government Securities                                               84.3%
U.S. Treasury Securities                                                     7.2
Oil & Gas                                                                    3.0
Money Market Fund                                                            2.0
Banking                                                                      1.1
Financial Services                                                           0.9
Chemicals                                                                    0.8
Telecommunications                                                           0.7
--------------------------------------------------------------------------------------------
TOTAL                                                                      100.0%
============================================================================================

FUTURES CONTRACT
(Amounts in thousands, except number of contracts)

                                                                        NOTIONAL             UNREALIZED
NUMBER OF                                                               VALUE AT          APPRECIATION/
CONTRACTS DESCRIPTION                            EXPIRATION DATE   8/31/03 (USD)   (DEPRECIATION) (USD)
-------------------------------------------------------------------------------------------------------
          LONG FUTURES OUTSTANDING
1         10 Year Treasury Notes                  December, 2003      $      110             $        1

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Global Strategic Income Fund

PORTFOLIO OF INVESTMENTS                       AS OF AUGUST 31, 2003
(Amounts in thousands)

PRINCIPAL
AMOUNT~        ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 85.5%

               U.S. TREASURY SECURITIES -- 0.6%
               U.S. Treasury Notes & Bonds,
$        100   3.25%, 12/31/03 @ +                                              $         101
         100   3.25%, 05/31/04 +                                                          102
         100   6.63%, 05/15/07 @ +                                                        113
         375   3.63%, 05/15/13 +                                                          352
         125   5.50%, 08/15/28 @ +                                                        127
               ------------------------------------------------------------------------------
               Total U.S. Treasury Securities                                             795
               (Cost $798)
               ==============================================================================

               FOREIGN GOVERNMENT SECURITIES -- 22.8%
               Dominican Republic (Dominican Republic),
         545   9.50%, 09/27/06                                                            553
         675   9.04%, 01/23/13, #                                                         638
               Federal Republic of Brazil (Brazil),
          67   10.00%, 01/16/07 +                                                          69
         250   11.25%, 07/26/07 +                                                         265
         205   2.19%, 04/15/09, FRN                                                       181
         110   10.25%, 06/17/13 +                                                         104
         371   8.00%, 04/15/14                                                            333
         260   8.88%, 04/15/24                                                            200
         310   11.00%, 08/17/40                                                           282
               Federal Republic of Germany (Germany),
EUR      440   3.25%, 02/17/04, Ser. 130 +                                                485
EUR      550   5.00%, 05/20/05, Ser. 135 +                                                628
EUR      500   5.00%, 08/19/05, Ser. 136 +                                                573
EUR    1,100   4.00%, 02/16/07, Ser. 139 +                                              1,241
EUR    2,080   5.25%, 01/04/08, Ser. 98 +                                               2,448
EUR      880   5.25%, 01/04/11, Ser. 00 +                                               1,046
EUR    1,140   4.75%, 07/04/34, Ser. 0301 +                                             1,227
         155   Government of Barbados (Barbados),
               8.75%, 06/15/10, # +                                                       179
               Government of Canada (Canada),
CAD       20   7.00%, 12/01/06 +                                                           16
CAD      360   5.25%, 06/01/12 +                                                          268
CAD      100   8.00%, 06/01/27, Ser. VW17 +                                                97
               Government of France (France),
EUR      500   5.50%, 04/25/07 +                                                          591
EUR    1,320   5.25%, 04/25/08 +                                                        1,557
EUR      630   5.00%, 04/25/12 +                                                          737
EUR      120   5.00%, 10/25/16 +                                                          138
               Malaysia Government International Bond
               (Malaysia),
$        385   8.75%, 06/01/09                                                  $         467
         250   7.50%, 07/15/11                                                            289
               National Republic of Bulgaria (Bulgaria),
         191   1.94%, 07/28/11, Ser. IAB, FRN                                             182
         270   1.94%, 07/28/12, Ser. A, FRN                                               259
         593   8.25%, 01/15/15, #                                                         652
               Republic of Colombia (Colombia),
          65   7.63%, 02/15/07                                                             69
         180   9.75%, 04/23/09                                                            200
         543   9.75%, 04/09/11 +                                                          609
         244   10.00%, 01/23/12 +                                                         264
         190   11.75%, 02/25/20, MTN                                                      223
          70   10.38%, 01/28/33 +                                                          74
               Republic of El Salvador (El Salvador),
         138   8.50%, 07/25/11                                                            146
         335   7.75%, 01/24/23, #                                                         342
         280   8.25%, 04/10/32, # +                                                       260
          45   Republic of Korea (South Korea),
               8.88%, 04/15/08                                                             54
               Republic of Panama (Panama),
         270   9.63%, 02/08/11                                                            304
         550   1.94%, 07/17/16, FRN                                                       473
         100   10.75%, 05/15/20                                                           118
         160   9.38%, 01/16/23                                                            170
               Republic of Peru (Peru),
         365   9.13%, 02/21/12                                                            391
         582   4.50%, 03/07/17, FRN                                                       489
         206   5.00%, 03/07/17, FRN                                                       182
               Republic of Philippines (Philippines),
         110   8.88%, 04/15/08                                                            119
         159   8.38%, 03/12/09                                                            166
          53   9.88%, 03/16/10                                                             59
         175   9.00%, 02/15/13                                                            181
         115   9.88%, 01/15/19                                                            120
         110   10.63%, 03/16/25                                                           121
               Republic of South Africa (South Africa),
         275   9.13%, 05/19/09                                                            326
         335   8.50%, 06/23/17                                                            382

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~        ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               FOREIGN GOVERNMENT SECURITIES -- CONTINUED
$        200   Republic of Trinidad & Tobago
               (Trinidad & Tobago),
               9.75%, 07/01/20                                                  $         250
               Republic of Turkey (Turkey),
          80   11.38%, 11/27/06                                                            90
         250   9.88%, 03/19/08                                                            261
         220   12.00%, 12/15/08                                                           249
         260   11.75%, 06/15/10                                                           286
               Republic of Ukraine (Ukraine),
         485   11.00%, 03/15/07, Regulation S                                             531
         360   7.65%, 06/11/13                                                            352
               Republic of Venezuela (Venezuela),
         429   1.88%, 12/18/07, Ser. DL, FRN                                              382
         330   9.25%, 09/15/27                                                            250
               Russian Federation (Russia),
         100   11.00%, 07/24/18                                                           133
       1,550   5.00%, 03/31/30, SUB                                                     1,418
          90   State of Qatar (Qatar),
               9.75%, 06/15/30, #                                                         119
               U.K. Treasury Gilt (United Kingdom),
GBP      330   6.50%, 12/07/03 +                                                          526
GBP      300   8.50%, 12/07/05 +                                                          519
GBP      170   8.00%, 09/27/13 +                                                          341
               United Mexican States (Mexico),
          60   10.38%, 02/17/09, Ser. XW                                                   75
         180   9.88%, 02/01/10                                                            223
          60   6.38%, 01/16/13, MTN                                                        60
          30   11.38%, 09/15/16                                                            41
         105   8.13%, 12/30/19                                                            113
         110   8.00%, 09/24/22, Ser. A, MTN                                               115
          55   11.50%, 05/15/26                                                            77
               ------------------------------------------------------------------------------
               Total Foreign Government Securities                                     27,958
               (Cost $24,981)
               ==============================================================================

               CORPORATE NOTES & BONDS -- 29.8%
               ADVERTISING -- 0.1%
         130   RH Donnelley Finance Corp. I,
               10.88%, 12/15/12, #                                                        151

               AEROSPACE -- 0.1%
         100   L-3 Communications Corp.,
               7.63%, 06/15/12                                                            104

               AGRICULTURAL PRODUCTION/SERVICES -- 0.0% ^
$         30   RJ Reynolds Tobacco Holdings, Inc.,
               7.88%, 05/15/09, Ser. B                                          $          27

               AIRLINES -- 0.6%
         646   Northwest Airlines Corp.,
               8.07%, 10/01/19, Ser. 2000-1                                               695

               AUTOMOTIVE-- 1.5%
          45   Dana Corp., 9.00%, 08/15/11 +                                               47
               Ford Motor Credit Co.,
         575   7.38%, 10/28/09 +                                                          593
         250   7.88%, 06/15/10 +                                                          262
         200   General Motors Acceptance Corp.,
               6.88%, 09/15/11 +                                                          200
               General Motors Corp.,
         240   8.25%, 07/15/23 +                                                          239
         450   8.38%, 07/15/33 +                                                          445
         100   TRW Automotive, Inc.,
               11.00%, 02/15/13, #                                                        115
               ------------------------------------------------------------------------------
                                                                                        1,901
               ==============================================================================

               BANKING -- 1.5%
         175   Abbey National Capital Trust I,
               8.96%, 12/31/49, FRN +                                                     226
         300   ABN-Amro North American Holding
               Preferred Capital Repackage Trust I,
               6.52%, 12/29/49, FRN, # +                                                  317
         250   First Union National Bank,
               7.80%, 08/18/10 +                                                          295
               Korea Development Bank (South Korea),
         160   7.13%, 04/22/04                                                            165
         110   7.38%, 09/17/04                                                            116
         425   RBS Capital Trust I,
               4.71%, 12/31/49, FRN                                                       391
         425   Scotland International Finance No. 2 BV
               (The Netherlands), 4.25%, 05/23/13, #                                      392
               ------------------------------------------------------------------------------
                                                                                        1,902
               ==============================================================================

               BROADCASTING/CABLE -- 0.5%
        80     British Sky Broadcasting PLC
               (United Kingdom) (Yankee),
               6.88%, 02/23/09 +                                                           86

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                    ANNUAL REPORT AUGUST 31 2003

PRINCIPAL
AMOUNT~        ISSUER                                                                   VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               BROADCASTING/CABLE -- CONTINUED
$        200   DirecTV Holdings LLC,
               8.38%, 03/15/13, # +                                             $         218
         150   EchoStar DBS Corp.,
               9.38%, 02/01/09 +                                                          160
         120   Mediacom LLC/Mediacom Capital Corp.,
               9.50%, 01/15/13                                                            121
               ------------------------------------------------------------------------------
                                                                                          585
               ==============================================================================

               BUSINESS SERVICES -- 0.3%
         150   American Color Graphics, Inc.,
               10.00%, 06/15/10, MTN, # +                                                 156
         120   Electronic Data Systems Corp.,
               6.00%, 08/01/13, # +                                                       110
         150   Iron Mountain, Inc., 8.63%, 04/01/13                                       157
               ------------------------------------------------------------------------------
                                                                                          423
               ==============================================================================

               CHEMICALS -- 0.5%
               Equistar Chemicals LP/Equistar
               Funding Corp.,
          80   10.13%, 09/01/08 +                                                          80
         100   10.63%, 05/01/11, # +                                                      100
         100   Huntsman ICI Chemicals LLC,
               10.13%, 07/01/09                                                            95
         150   Lyondell Chemical Co.,
               10.88%, 05/01/09                                                           143
          75   Noveon, Inc., 11.00%, 02/28/11, Ser. B                                      83
          65   PolyOne Corp., 10.63%, 05/15/10                                             55
          70   The Scotts Co., 8.63%, 01/15/09                                             73
               ------------------------------------------------------------------------------
                                                                                          629
               ==============================================================================

               COMPUTER SOFTWARE -- 0.1%
         150   Unisys Corp., 6.88%, 03/15/10                                              149

               CONSTRUCTION -- 0.7%
         210   D.R. Horton, Inc., 9.38%, 03/15/11 +                                       223
         175   Pulte Homes, Inc., 6.38%, 05/15/33                                         157
         200   Standard-Pacific Corp.,
               9.50%, 09/15/10                                                            215
         200   Terex Corp., 10.38%, 04/01/11, Ser. B                                      222
               ------------------------------------------------------------------------------
                                                                                          817
               ==============================================================================

               CONSUMER PRODUCTS -- 0.1%
$        100   Moore North America Finance, Inc.,
               7.88%, 01/15/11, #                                               $         104

               CONSUMER SERVICES -- 0.3%
         150   Corrections Corp. of America,
               7.50%, 05/01/11 +                                                          152
         250   Service Corp. International,
               6.00%, 12/15/05                                                            250
               ------------------------------------------------------------------------------
                                                                                          402
               ==============================================================================

               DISTRIBUTION -- 0.1%
          75   Aviall, Inc., 7.63%, 07/01/11, # +                                          74

               DIVERSIFIED -- 0.9%
         750   General Electric Capital Corp.,
               5.45%, 01/15/13, Ser. A, MTN +                                             759
         365   Tyco International Group SA
               (Luxembourg) (Yankee),
               6.38%, 10/15/11                                                            365
               ------------------------------------------------------------------------------
                                                                                        1,124
               ==============================================================================

               ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.1%
         100   Sanmina-SCI Corp., 10.38%, 01/15/10                                        114

               ENTERTAINMENT/LEISURE -- 0.3%
         150   Park Place Entertainment Corp.,
               7.00%, 04/15/13                                                            155
         110   Six Flags, Inc., 8.88%, 02/01/10                                           101
          75   Worldspan LP/WS Financing Corp.,
               9.63%, 06/15/11, #                                                          78
               ------------------------------------------------------------------------------
                                                                                          334
               ==============================================================================

               ENVIRONMENTAL SERVICES -- 0.2%
         250   Allied Waste North America,
               10.00%, 08/01/09, Ser. B +                                                 271

               FINANCIAL SERVICES -- 7.9%
          65   Arch Western Finance LLC,
               6.75%, 07/01/13, # +                                                        64
         350   Capital One Bank, 4.88%, 05/15/08 +                                        348

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~        ISSUER                                                                   VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               FINANCIAL SERVICES -- CONTINUED
$        200   Capital One Financial Corp.,
               8.75%, 02/01/07 +                                                $         218
         350   Credit Suisse First Boston USA, Inc.,
               6.50%, 01/15/12 +                                                          377
         750   Destination Film Funding Corp.,
               6.25%, 10/15/03, #                                                         733
         100   Eircom Funding (Ireland),
               8.25%, 08/15/13, # +                                                       105
         325   Erac USA Finance Co.,
               9.13%, 12/15/04, MTN, # +                                                  352
         250   H&E Equipment Services LLC/H&E
               Finance Corp., 11.13%, 06/15/12 +                                          210
         125   HSBC Capital Funding LP
               (Channel Islands),
               4.61%, 12/31/49, FRN, # +                                                  116
         200   ING Capital Funding Trust III,
               8.44%, 12/31/49, FRN                                                       234
         150   IOS Capital LLC, 7.25%, 06/30/08                                           142
               Morgan Stanley Tracers
               (Traded Custody Receipts),
       1,943   5.88%, 03/01/07, FRN, #                                                  2,103
       1,500   6.80%, 06/15/12, #                                                       1,659
         220   7.70%, 03/01/32, FRN, #                                                    251
         600   Morgan Stanley, 6.75%, 04/15/11                                            661
         200   Nexstar Finance LLC/Nexstar
               Finance, Inc., 12.00%, 04/01/08                                            224
               Pemex Project Funding Master
               Trust (Mexico),
         175   8.50%, 02/15/08                                                            198
         120   8.00%, 11/15/11, MTN, #                                                    131
          90   7.38%, 12/15/14                                                             92
       1,007   Targeted Return Index (TRAINS),
               6.96%, 01/15/12, Ser. 2002-10, FRN, #                                    1,106
         250   UBS Preferred Funding Trust I,
               8.62%, 12/31/49, FRN                                                       301
               ------------------------------------------------------------------------------
                                                                                        9,625
               ==============================================================================

               FOOD/BEVERAGE PRODUCTS -- 0.3%
         200   Del Monte Corp.,
               9.25%, 05/15/11, Ser. B +                                                  212
         150   Swift & Co., 10.13%, 10/01/09                                              161
               ------------------------------------------------------------------------------
                                                                                          373
               ==============================================================================

               HEALTH CARE/HEALTH CARE SERVICES -- 0.9%
$        150   Alliance Imaging, Inc.,
               10.38%, 04/15/11 +                                               $         156
          90   Ardent Health Services,
               10.00%, 08/15/13, # +                                                       91
         100   Fresenius Medical Care Capital Trust IV,
               7.88%, 06/15/11 +                                                          104
         265   HCA, Inc., 6.75%, 07/15/13 +                                               264
         700   Mariner Health Group, Inc.,
               9.50%, 04/01/06, Ser. B (d) (f) *                                            0^^
         100   Medex, Inc., 8.88%, 05/15/13, #                                            104
         135   Tenet Healthcare Corp.,
               7.38%, 02/01/13                                                            133
         200   Triad Hospitals, Inc.,
               8.75%, 05/01/09, Ser. B                                                    213
               ------------------------------------------------------------------------------
                                                                                        1,065
               ==============================================================================

               HOTELS/OTHER LODGING -- 0.5%
         100   Ameristar Casinos, Inc.,
               10.75%, 02/15/09 +                                                         112
         100   Mandalay Resort Group,
               10.25%, 08/01/07, Ser. B                                                   112
         200   MGM Mirage, Inc., 8.38%, 02/01/11                                          219
         100   Station Casinos, Inc., 9.88%, 07/01/10                                     110
               ------------------------------------------------------------------------------
                                                                                          553
               ==============================================================================

               INSURANCE -- 0.4%
         225   Aegon NV (The Netherlands),
               4.75%, 06/01/13 +                                                          212
         200   AXA (France), 8.60%, 12/15/30 +                                            237
               ------------------------------------------------------------------------------
                                                                                          449
               ==============================================================================

               MACHINERY & ENGINEERING EQUIPMENT -- 0.1%
         150   Case New Holland, Inc.,
               9.25%, 08/01/11, # +                                                       158

               MULTI-MEDIA -- 1.2%
         200   American Media Operation, Inc.,
               10.25%, 05/01/09, Ser. B +                                                 214
         300   AOL Time Warner, Inc.,
               7.63%, 04/15/31 +                                                          324
          90   CSC Holdings, Inc.,
               7.63%, 04/01/11, Ser. B +                                                   90

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~        ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               MULTI-MEDIA -- CONTINUED
$        100   Lodgenet Entertainment Corp.,
               9.50%, 06/15/13                                                  $         103
         200   Nextmedia Operating, Inc.,
               10.75%, 07/01/11                                                           222
         150   Primedia, Inc., 8.88%, 05/15/11                                            157
         200   Radio One, Inc.,
               8.88%, 07/01/11, Ser. B                                                    219
         100   Vivendi Universal SA (France),
               6.25%, 07/15/08, #                                                         100
               ------------------------------------------------------------------------------
                                                                                        1,429
               ==============================================================================

               OFFICE/BUSINESS EQUIPMENT -- 0.2%
               Xerox Corp.,
           5   7.13%, 06/15/10                                                              5
         210   7.63%, 06/15/13                                                            205
               ------------------------------------------------------------------------------
                                                                                          210
               ==============================================================================

               OIL & GAS -- 2.5%
         175   Amerada Hess Corp., 7.30%, 08/15/31 +                                      181
         150   Chesapeake Energy Corp.,
               8.13%, 04/01/11 +                                                          157
         300   Denbury Resources, Inc.,
               7.50%, 04/01/13 +                                                          298
         175   Devon Financing Corp. ULC,
               7.88%, 09/30/31 +                                                          202
         100   Frontier Oil Corp., 11.75%, 11/15/09 +                                     110
               Key Energy Services, Inc.,
         145   8.38%, 03/01/08, Ser. C                                                    152
         155   6.38%, 05/01/13                                                            147
         500   Lasmo USA, Inc., 7.50%, 06/30/06                                           559
          80   Petroleos Mexicanos (Mexico) (Yankee),
               9.25%, 03/30/18                                                             91
         200   Pogo Producing Co.,
               8.25%, 04/15/11, Ser. B                                                    213
          80   Tesoro Petroleum Corp.,
               8.00%, 04/15/08                                                             83
         100   The Premcor Refining Group, Inc.,
               7.50%, 06/15/15, #                                                          97
         175   Valero Energy Corp., 7.50%, 04/15/32                                       188
         500   Westport Resources Corp.,
               8.25%, 11/01/11                                                            534
               ------------------------------------------------------------------------------
                                                                                        3,012
               ==============================================================================

               PACKAGING -- 0.5%
$        100   Constar International, Inc.,
               11.00%, 12/01/12 +                                               $          90
               Crown European Holdings SA (France),
         150   9.50%, 03/01/11, # +                                                       160
          50   10.88%, 03/01/13, # +                                                       55
         200   Owens-Brockway Glass Container, Inc.,
               8.88%, 02/15/09                                                            210
         100   Stone Container Corp.,
               9.75%, 02/01/11                                                            109
               ------------------------------------------------------------------------------
                                                                                          624
               ==============================================================================

               PAPER/FOREST PRODUCTS -- 0.5%
         200   Abitibi-Consolidated, Inc. (Canada)
               (Yankee), 6.00%, 06/20/13 +                                                180
         125   Buckeye Technologies, Inc.,
               8.50%, 12/15/05 +                                                          123
               Georgia-Pacific Corp.,
         125   8.88%, 02/01/10, # +                                                       132
         100   9.50%, 12/01/11 +                                                          106
          50   Tembec Industries, Inc. (Canada),
               8.50%, 02/01/11                                                             49
               ------------------------------------------------------------------------------
                                                                                          590
               ==============================================================================

               PHARMACEUTICALS -- 0.1%
         100   Omnicare, Inc., 6.13%, 06/01/13                                             96

               PIPELINES -- 0.5%
          70   Aquila, Inc., 14.88%, 07/01/12 +                                            78
          50   Dynegy Holdings, Inc.,
               10.13%, 07/15/13, # +                                                       52
               El Paso Corp.,
         280   6.75%, 05/15/09 +                                                          239
          45   7.88%, 06/15/12, # +                                                        40
               Williams Companies, Inc.,
         100   8.63%, 06/01/10                                                            104
         110   8.13%, 03/15/12                                                            111
               ------------------------------------------------------------------------------
                                                                                          624
               ==============================================================================

               PRINTING & PUBLISHING -- 0.1%
         100   Von Hoffmann Press, Inc.,
               10.25%, 03/15/09                                                           107

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~        ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               REAL ESTATE INVESTMENT TRUST -- 0.5%
$        180   Host Marriott LP,
               9.25%, 10/01/07, Ser. G                                          $         190
         200   MeriStar Hospitality Operating
               Partnership LP/MeriStar Hospitality
               Finance Corp., 10.50%, 06/15/09                                            204
         250   Ventas Realty LP/Ventas Capital Corp.,
               9.00%, 05/01/12                                                            267
               ------------------------------------------------------------------------------
                                                                                          661
               ==============================================================================

               RESTAURANTS/FOOD SERVICES -- 0.2%
         250   Yum! Brands, Inc., 8.88%, 04/15/11                                         282

               RETAILING -- 0.3%
         150   JC Penney Co., Inc., 7.60%, 04/01/07                                       156
         150   Sears Roebuck Acceptance Corp.,
               7.00%, 02/01/11                                                            167
          30   Sonic Automotive, Inc.,
               8.63%, 08/15/13, #                                                          30
          60   The Gap, Inc., 6.90%, 09/15/07 +                                            63
               ------------------------------------------------------------------------------
                                                                                          416
               ==============================================================================

               SEMI-CONDUCTORS -- 0.1%
          95   AMI Semiconductor, Inc.,
               10.75%, 02/01/13 +                                                         106

               SHIPPING/TRANSPORTATION -- 0.4%
         200   Teekay Shipping Corp. (Bahamas),
               8.88%, 07/15/11                                                            217
         300   Union Pacific Corp., 6.65%, 01/15/11                                       330
               ------------------------------------------------------------------------------
                                                                                          547
               ==============================================================================

               STEEL -- 0.3%
          40   AK Steel Corp., 7.88%, 02/15/09 +                                           32
         200   Euramax International LTD,
               8.50%, 08/15/11, # +                                                       202
          75   IPSCO, Inc. (Canada),
               8.75%, 06/01/13, #                                                          77
               ------------------------------------------------------------------------------
                                                                                          311
               ==============================================================================

               TELECOMMUNICATIONS -- 2.8%
         175   AT&T Wireless Services, Inc.,
               8.13%, 05/01/12 +                                                          201
          55   Avaya, Inc., 11.13%, 04/01/09 +                                             62
               Deutsche Telekom International
               Finance BV (The Netherlands),
$        255   8.50%, 06/15/10 +                                                $         300
         100   8.75%, 06/15/30 +                                                          120
         100   France Telecom SA (France),
               10.00%, 03/01/31 +                                                         129
          90   Insight Midwest LP/Insight Capital, Inc.,
               10.50%, 11/01/10                                                            95
          75   Koninklijke KPN NV (The Netherlands),
               8.00%, 10/01/10                                                             88
         300   Nextel Communications, Inc.,
               9.38%, 11/15/09                                                            323
          70   Nortel Networks LTD,
               6.13%, 02/15/06                                                             68
         195   Qwest Corp., 8.88%, 03/15/12, #                                            209
         200   Rogers Wireless Communications, Inc.
               (Canada), 9.63%, 05/01/11                                                  220
               Sprint Capital Corp.,
         200   6.90%, 05/01/19                                                            197
         225   8.75%, 03/15/32                                                            256
         600   TCI Communications, Inc.,
               8.75%, 08/01/15                                                            726
          45   Triton PCS, Inc., 8.50%, 06/01/13, #                                        48
         200   TSI Telecommunication Services, Inc.,
               12.75%, 02/01/09, Ser. B                                                   198
         175   Verizon Global Funding Corp.,
               7.38%, 09/01/12                                                            199
               ------------------------------------------------------------------------------
                                                                                        3,439
               ==============================================================================

               TELECOMMUNICATIONS EQUIPMENT -- 0.0% ^
          55   ACC Escrow Corp., 10.00%, 08/01/11, # +                                     59

               TRANSPORTATION -- 0.1%
         135   CP Ships LTD (Canada),
               10.38%, 07/15/12 +                                                         149

               UTILITIES -- 1.5%
         300   AEP Texas Central Co.,
               5.50%, 02/15/13, # +                                                       295
          70   Allegheny Energy Supply,
               8.75%, 04/15/12, # +                                                        58

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~        ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               UTILITIES -- CONTINUED
               Calpine Corp.,
$        225   7.88%, 04/01/08 +                                                $         167
         100   8.50%, 02/15/11 +                                                           75
         100   8.75%, 07/15/13, # +                                                        94
         190   CenterPoint Energy Resources Corp.,
               7.88%, 04/01/13, # +                                                       204
         130   CMS Energy Corp.,
               7.75%, 08/01/10, # +                                                       123
         175   Dominion Resources, Inc.,
               6.30%, 03/15/33 +                                                          168
          70   Edison Mission Energy,
               9.88%, 04/15/11, # +                                                        57
          45   Reliant Resources, Inc.,
               9.50%, 07/15/13, #                                                          41
          80   TECO Energy, Inc., 7.20%, 05/01/11                                          76
               The AES Corp.,
          45   8.75%, 06/15/08 +                                                           42
         218   8.88%, 02/15/11 +                                                          203
         275   TXU Energy Co., 7.00%, 03/15/13, #                                         283
               ------------------------------------------------------------------------------
                                                                                        1,886
               ==============================================================================
               Total Corporate Notes & Bonds                                           36,577
               (Cost $36,389)
               ==============================================================================

               RESIDENTIAL MORTGAGE BACKED SECURITIES -- 11.1%
               COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
       4,623   Credit Suisse First Boston Mortgage
               Securities Corp., 1.01%, 06/25/20,
               Ser. 1997-2X, FRN, IO, # +                                                 113
          12   DLJ Mortgage Acceptance Corp.,
               39.45%, 07/28/27,
               Ser. 1997-D, FRN, # +                                                       12
               ------------------------------------------------------------------------------
                                                                                          125
               ==============================================================================

               MORTGAGE BACKED PASS-THROUGH
               SECURITIES -- 11.0%
               Federal National Mortgage Association,
       7,500   5.50%, 09/25/33, TBA                                                     7,467
       6,000   6.00%, 09/25/33, TBA                                                     6,099
               ------------------------------------------------------------------------------
                                                                                       13,566
               ==============================================================================
               Total Residential Mortgage
               Backed Securities                                                       13,691
               (Cost $13,825)
               ==============================================================================

               COMMERCIAL MORTGAGE BACKED
               SECURITIES -- 8.1%
$        315   COMM, 2.39%, 12/16/11,
               Ser. 2000-FL1A, Class H, FRN, # +                                $         315
               Credit Suisse First Boston Mortgage
               Securities Corp.,
       1,155   7.29%, 09/15/09,
               Ser. 1999-C1, Class A2 +                                                 1,304
         300   6.38%, 12/16/35,
               Ser. 2001-CK1, Class A3 +                                                  322
         968   First Union Commercial Mortgage
               Trust, 5.73%, 10/15/35, Ser. 1999-C1,
               Class A +                                                                1,013
       1,520   Greenwich Capital Commercial
               Funding Corp., 3.86%, 07/05/12,
               Ser. 2003-C1, Class A3 +                                                 1,404
       1,200   Heller Financial Commercial Mortgage
               Asset Corp., 6.85%, 05/15/31,
               Ser. 1999-PH1, Class A2                                                  1,337
               Morgan Stanley Capital I,
         300   8.20%, 12/03/05, Ser. 2000-HG,
               Class E, FRN, #                                                            321
       1,000   7.70%, 10/03/30, Ser. 1997-XL1 G, #                                        910
       1,330   Morgan Stanley Dean Witter Capital I,
               6.09%, 04/15/34, Ser. 2002-HQ,
               Class A2                                                                 1,440
       1,440   Nomura Asset Securities Corp., 6.59%,
               03/15/30, Ser. 1998-D6, Class A1B                                        1,592
               ------------------------------------------------------------------------------
               Total Commercial Mortgage
               Backed Securities                                                        9,958
               (Cost $9,480)
               ==============================================================================

               PRIVATE PLACEMENTS -- 13.1%
               CO-OP APARTMENTS -- 8.5%
       2,614   127-129-131 West 96th Street Note,
               Secured by First Mortgage and
               Agreement on Co-op Apartment
               Building In New York City,
               6.85%, 12/01/18, #, (f) (i)                                              2,755
       1,483   127-129-131 West 96th Street Note,
               Secured by Second Mortgage and
               Agreement on Co-op Apartment
               Building In New York City,
               6.85%, 11/01/27, (f) (i)                                                 1,562

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~        ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               CO-OP APARTMENTS -- CONTINUED
$        991   14-16 East 17th St., Secured by
               First Mortgage and Agreement on
               Co-op Apartment Building in Brooklyn,
               New York,
               7.00%, 03/01/12, #, (f) (i)                                      $         995
       1,383   270 5th Ave., Secured by First
               Mortgage and Agreement on
               Co-op Apartment Building in Brooklyn,
               New York,
               6.93%, 08/01/18, #, (f) (i)                                              1,464
         549   3512 Oxford Ave., Secured by First
               Mortgage and Agreement on
               Co-op Apartment Building in Riverdale,
               New York, 8.45%, 06/01/17, #, (f) (i)                                      628
         498   42 155th St., 7.00%,
               01/01/14, #, (f) (i)                                                       543
         754   421 West 57th St. Note, Secured by
               First Mortgage and Agreement on
               Co-op Apartment Building
               In New York City,
               8.98%, 07/01/22, #, (f) (i)                                                874
         436   482 East 9th St., Kensington
               Gardens Corp., Secured by First
               Mortgage and Agreement on Co-op
               Apartment Building in New York City,
               6.85%, 12/01/18, #, (f) (i)                                                457
         550   Greystone Tenants,
               8.50%, 06/01/17, #, (f) (i)                                                612
         454   Our House Mercer,
               7.49%, 04/01/23, #, (f) (i)                                                504
               ------------------------------------------------------------------------------
                                                                                       10,394
               ==============================================================================

               CONVENTIONAL MULTI-FAMILY -- 4.6%
       1,426   PC Bel Clare Estates,
               6.81%, 08/01/18, #, (f)                                                  1,533
       1,211   PC Northstar Terrace,
               6.63%, 10/01/18, #, (f) (i)                                              1,258
       1,551   PC Shangri La MHC Co.,
               6.40%, 10/01/08, #, (f) (i)                                              1,649
       1,200   Three Lakes Estate,
               6.06%, 10/01/13, #, (f) (i)                                              1,221
               ------------------------------------------------------------------------------
                                                                                        5,661
               ==============================================================================
               Total Private Placements                                                16,055
               (Cost $15,108)
               ==============================================================================

SHARES         ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
               WARRANT -- 0.0%
               FOREIGN GOVERNMENT SECURITIES -- 0.0%
           1   Republic of Venezuela
               (Oil Obligation) (Venezuela),
               expires 4/15/20, FRN * (f)
               (Cost $0)                                                        $           0
               ------------------------------------------------------------------------------
               Total Long-Term Investments                                            105,034
               (Cost $100,581)
               ==============================================================================

PRINCIPAL
AMOUNT~
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 14.5%

               U.S. TREASURY SECURITY -- 0.0% ^
$         20   U.S. Treasury Bill, 0.93%, 11/20/03 @ +                                     20
               (Cost $20)

SHARES
---------------------------------------------------------------------------------------------
               MONEY MARKET FUND -- 14.5%
      17,829   JPMorgan Prime Money
               Market Fund (a) +                                                       17,829
               (Cost $17,829)
               ------------------------------------------------------------------------------
               Total Short-Term Investments                                            17,849
               (Cost $17,849)
               ==============================================================================
               TOTAL INVESTMENTS -- 100.0%                                      $     122,883
               (COST $118,430)
               ==============================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SUMMARY OF INVESTMENTS BY COUNTRY, AUGUST 31, 2003

COUNTRY                                                                   % OF INVESTMENT SECURITIES
----------------------------------------------------------------------------------------------------
United States                                                                        73.9%
Germany                                                                               6.2
France                                                                                3.0
Russia                                                                                1.3
Brazil                                                                                1.2
Colombia                                                                              1.2
United Kingdom                                                                        1.2
Dominican Republic                                                                    1.0
Mexico                                                                                1.0
Bulgaria                                                                              0.9
Panama                                                                                0.9
The Netherlands                                                                       0.9
Canada                                                                                0.8
Peru                                                                                  0.8
Turkey                                                                                0.7
Ukraine                                                                               0.7
El Salvador                                                                           0.6
Malaysia                                                                              0.6
Philippines                                                                           0.6
South Africa                                                                          0.6
Venezuela                                                                             0.5
Other (below 0.5%)                                                                    1.4
----------------------------------------------------------------------------------------------------
TOTAL                                                                               100.0%
====================================================================================================

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                               NOTIONAL            UNREALIZED
NUMBER OF                                                                      VALUE AT          APPRECIATION
CONTRACTS   DESCRIPTION                                 EXPIRATION DATE   8/31/03 (USD)   (DEPRECIATION) (USD)
--------------------------------------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING
  9         Euro-SHATZ                                  September, 2003   $       1,047   $                 (8)
  5         Euro-BOBL                                   September, 2003             610                    (14)
 49         Treasury Bonds                               December, 2003           5,194                     81

            SHORT FUTURES OUTSTANDING
 (8)        Euro-BUND                                   September, 2003          (1,004)                    22
 (5)        Treasury Bonds                               December, 2003            (530)                    (6)
(96)        5 Year Treasury Notes                        December, 2003          (8,668)                   (16)
(79)        10 Year Treasury Notes                       December, 2003         (10,547)                   (69)

SEE NOTES TO FINANCIAL STATEMENTS.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                 NET UNREALIZED
                                SETTLEMENT    SETTLEMENT        VALUE AT           APPRECIATION
       CONTRACTS TO BUY               DATE   VALUE (USD)   8/31/03 (USD)   (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------
   290                    EUR      9/22/03   $       327   $         318   $                 (9)
   434                    NZD      9/22/03           252             250                     (2)
-----------------------------------------------------------------------------------------------
                                             $       579   $         568   $                (11)
===============================================================================================

                                                                                 NET UNREALIZED
                                SETTLEMENT    SETTLEMENT        VALUE AT           APPRECIATION
       CONTRACTS TO SELL              DATE   VALUE (USD)   8/31/03 (USD)   (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------
10,291                    EUR      9/22/03   $    11,710   $      11,292   $                418
   875                    GBP      9/22/03         1,398           1,382                     16
   434                    NZD      9/22/03           249             250                     (1)
   506                    CAD      9/22/03           362             364                     (2)
-----------------------------------------------------------------------------------------------
                                             $    13,719   $      13,288   $                431
===============================================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Short Term Bond Fund

PORTFOLIO OF INVESTMENTS                       AS OF AUGUST 31, 2003
(Amounts in thousands)

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 68.5%

               U.S. GOVERNMENT AGENCY SECURITIES -- 12.7%
$      5,250   Federal Home Loan Bank,
               2.39%, 12/29/05 +                                                $       5,253
               Federal Home Loan Mortgage Corp.,
       1,800   1.50%, 08/15/05 +                                                        1,777
      38,100   2.50%, 12/04/06, MTN +                                                  37,628
               Federal National Mortgage Association,
       4,247   0.91%, 01/01/04, MTN, FRN +                                              4,247
       1,975   2.55%, 05/19/05, MTN +                                                   1,980
      29,550   1.88%, 09/15/05 +                                                       29,407
      11,200   2.65%, 02/13/06 +                                                       11,190
      46,000   2.75%, 08/11/06 +                                                       45,884
               ------------------------------------------------------------------------------
               Total U.S. Government Agency Securities                                137,366
               (Cost $138,070)
               ==============================================================================

               FOREIGN GOVERNMENT SECURITIES -- 2.9%
               Province of Ontario (Canada),
       7,200   4.20%, 06/30/05, (Yankee) +                                              7,470
       8,100   2.63%, 12/15/05 +                                                        8,146
               Republic of Italy (Italy),
      13,850   4.62%, 06/15/05, MTN +                                                  14,448
       1,000   2.50%, 03/31/06, MTN +                                                     999
               ------------------------------------------------------------------------------
               Total Foreign Government Securities                                     31,063
               (Cost $30,336)
               ==============================================================================

               SUPRANATIONAL NOTES & BONDS -- 0.5%
       3,800   European Investment Bank,
               4.00%, 08/30/05 +                                                        3,949
       1,800   Inter-American Development Bank,
               3.88%, 09/27/04 +                                                        1,855
               ------------------------------------------------------------------------------
               Total Supranational Notes & Bonds                                        5,804
               (Cost $5,594)
               ==============================================================================

               STATE AND MUNICIPAL OBLIGATIONS -- 0.3%
               ILLINOIS -- 0.2%
       2,350   Illinois State, 2.50%, 06/01/08 +                                        2,217

               NORTH CAROLINA -- 0.1%
       1,285   North Carolina Municipal
               Power Agency No. 1,
               Catawba, Taxable, Ser. B, Rev.,
               3.26%, 01/01/05                                                          1,287
               ------------------------------------------------------------------------------
               Total State and Municipal Obligations                                    3,504
               (Cost $3,633)
               ==============================================================================

               CORPORATE NOTES & BONDS -- 17.9%
               AUTOMOTIVE -- 1.0%
               General Motors Acceptance Corp.,
$      1,000   4.75%, 10/15/03, MTN, FRN +                                      $       1,000
       8,250   6.38%, 01/30/04, MTN +                                                   8,407
         900   6.75%, 01/15/06 +                                                          949
               ------------------------------------------------------------------------------
                                                                                       10,356
               ==============================================================================

               BANKING -- 1.9%
       1,200   Capital One Bank,
               6.88%, 02/01/06, MTN +                                                   1,287
      10,500   Northern Rock PLC (United Kingdom),
               1.16%, 03/18/04, MTN, FRN, # +                                          10,501
       1,950   Popular North America, Inc.,
               4.25%, 04/01/08 +                                                        1,952
       4,750   US Bancorp, 2.75%, 03/30/06, MTN                                         4,768
       2,650   Wachovia Corp., 3.50%, 08/15/08                                          2,584
               ------------------------------------------------------------------------------
                                                                                       21,092
               ==============================================================================

               FINANCIAL SERVICES -- 11.3%
       4,350   Caterpillar Financial Services Corp.,
               2.59%, 07/15/06, MTN +                                                   4,330
      11,750   CIT Group, Inc.,
               1.40%, 02/14/05, MTN, FRN +                                             11,741
       4,250   Citigroup, Inc., 5.75%, 05/10/06 +                                       4,567
       4,750   Countrywide Home Loans, Inc.,
               3.50%, 12/19/05, Ser. K, MTN                                             4,841
               Counts Trusts,
       3,450   1.91%, 08/15/07, Ser. 2002-10, FRN, # +                                  3,450
       3,450   1.96%, 08/15/07, Ser. 2002-11, FRN, # +                                  3,450
      13,900   General Electric Capital Corp.,
               2.85%, 01/30/06, Ser. A, MTN +                                          14,037
               Household Finance Corp.,
       3,050   1.49%, 05/28/04, MTN, FRN +                                              3,057
       3,250   3.38%, 02/21/06, MTN +                                                   3,305
       1,150   Household Netherlands BV
               (The Netherlands) (Yankee),
               6.20%, 12/01/03 +                                                        1,163
       2,555   International Lease Finance Corp.,
               4.00%, 01/17/06, Ser. O, MTN +                                           2,606
       6,100   Lehman Brothers Holdings, Inc.,
               3.50%, 08/07/08 +                                                        5,923

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               FINANCIAL SERVICES -- CONTINUED
$      8,300   Principal Life Global,
               5.13%, 06/28/07, # +                                             $       8,691
               Restructured Asset Securities with
               Enhanced Returns (RACERS),
       6,300   0.98%, 04/15/04,
               Ser. 2002-35, Class C, FRN, # +                                          6,263
       6,200   0.98%, 04/15/04,
               Ser. 2002-40, Class C, FRN, # +                                          6,185
       3,950   SLM Corp., 3.95%, 08/15/08,
               Ser. A, MTN                                                              3,915
               Special Purpose Accounts Receivable
               Cooperative Corp. (SPARCS),
       5,800   1.98%, 05/23/04, Ser. 2002-6, FRN, #                                     5,809
       2,900   1.43%, 05/23/05, Ser. 2003-3, FRN, #                                     2,899
      15,000   1.71%, 05/15/06, Ser. 2003-4 CL                                         15,023
       5,050   The Bear Stearns Co., Inc.,
               6.50%, 05/01/06 +                                                        5,508
       6,280   Washington Mutual Bank FA,
               1.45%, 05/14/04, FRN                                                     6,294
               ------------------------------------------------------------------------------
                                                                                      123,057
               ==============================================================================

               INSURANCE -- 0.9%
       5,350   ASIF Global Financing,
               1.37%, 03/14/06, FRN, # +                                                5,347
       3,800   Metropolitan Life Global Funding I,
               4.75%, 06/20/07, # +                                                     3,984
               ------------------------------------------------------------------------------
                                                                                        9,331
               ==============================================================================

               OIL & GAS -- 1.1%
       2,500   BP Capital Markets PLC
               (United Kingdom),
               2.35%, 06/15/06 +                                                        2,485
               Chrevron Texaco Capital Co.,
         550   3.50%, 09/17/07 +                                                          553
       3,750   3.38%, 02/15/08 +                                                        3,712
       4,600   Texas Municipal Gas Corp.,
               2.60%, 07/01/07, +                                                       4,595
               ------------------------------------------------------------------------------
                                                                                       11,345
               ==============================================================================

               PAPER/FOREST PRODUCTS -- 0.3%
       3,200   Weyerhaeuser Co.,
               2.24%, 09/15/03, FRN +                                                   3,200

               PHARMACEUTICALS -- 0.9%
$      9,150   Abbott Laboratories,
               5.13%, 07/01/04 +                                                $       9,428

               SHIPPING/TRANSPORTATION -- 0.2%
       2,600   FedEx Corp., 6.63%, 02/12/04 +                                           2,658

               UTILITIES -- 0.3%
       1,500   AEP Texas Central Co.,
               3.00%, 02/15/05, # +                                                     1,516
       1,700   National Rural Utilities
               Cooperative Finance Corp.,
               3.00%, 02/15/06 +                                                        1,712
               ------------------------------------------------------------------------------
                                                                                        3,228
               ==============================================================================
               Total Corporate Notes & Bonds                                          193,695
               (Cost $192,697)
               ==============================================================================

               RESIDENTIAL MORTGAGE BACKED SECURITIES -- 11.9%
               COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.1%
         529   Countrywide Home Loans, Inc.,
               5.19%, 05/19/32,
               Ser. 2002-7, Class 3A2, FRN +                                              529
       1,864   Credit Suisse First Boston
               Mortgage Securities Corp.,
               1.76%, 11/25/31,
               Ser. 2001-26, Class 3A2, FRN +                                           1,871
               Federal Home Loan Mortgage Corp.,
       7,622   6.00%, 08/15/08, Ser. 1565, Class P +                                    8,023
       9,000   6.50%, 11/15/27, Ser 2413, Class ME +                                    9,073
               Federal National Mortgage Association,
       1,900   5.50%, 10/25/11,
               Ser. 2002-57, Class PC +                                                 1,936
       1,900   5.50%, 03/25/12,
               Ser. 2002-70, Class PC +                                                 1,932
               Government National
               Mortgage Association,
       3,760   1.61%, 04/16/32,
               Ser. 2002-24, Class FA, FRN +                                            3,776
       5,263   1.61%, 05/16/32,
               Ser. 2002-27, Class FA, FRN +                                            5,301
         487   Residential Accredit Loans, Inc.,
               1.66%, 08/25/31, Ser. 2001-QS11,
               Class A5, FRN +                                                            488
               ------------------------------------------------------------------------------
                                                                                       32,929
               ==============================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                    ANNUAL REPORT AUGUST 31 2003

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               MORTGAGE BACKED PASS-THROUGH SECURITY -- 8.8%
$     96,300   Federal National Mortgage Association,
               5.50%, 09/25/33, TBA                                             $      95,879
               ------------------------------------------------------------------------------
               Total Residential Mortgage Backed
               Securities                                                             128,808
               (Cost $127,351)
               ==============================================================================

               COMMERCIAL MORTGAGE BACKED SECURITIES -- 5.2%
      10,580   CalSTRS Trust, 3.99%, 11/20/12,
               Ser. 2002-C6, Class A2, # +                                             10,638
       3,250   Calwest Industrial Trust,
               1.38%, 06/15/15, Ser. 2003-CALA,
               Class A, FRN, # +                                                        3,250
               COMM,
       1,889   2.39%, 12/16/11, Ser. 2000-FL1A,
               Class H, FRN, # +                                                        1,889
       2,315   2.26%, 11/15/12, Ser. 2000-FL3A,
               Class KWT, FRN, # +                                                      2,314
       2,720   Credit Suisse First Boston
               Mortgage Securities Corp.,
               7.15%, 06/20/29, Ser. 1997-C1,
               Class A1B +                                                              2,757
       5,190   First Union-Lehman Brothers
               Commercial Mortgage Securities, Inc.,
               7.38%, 04/18/29, Ser. 1997-C1,
               Class A3 +                                                               5,806
       5,750   LB-UBS Commercial Mortgage Trust,
               3.48%, 07/15/27, Ser. 2003-C5,
               Class A2 +                                                               5,567
               Lehman Large Loan,
       3,451   6.79%, 10/12/34,
               Ser. 1997-LL1, Class A1                                                  3,560
       2,300   6.84%, 10/12/34,
               Ser. 1997-LL1, Class A2                                                  2,418
       3,000   Mall of America Capital Co. LLC,
               1.41%, 03/12/10, Ser. 2000-1,
               Class A, FRN, # +                                                        3,004
               Morgan Stanley Capital I,
       3,655   6.22%, 06/03/30, Ser. 1998-XL1,
               Class A1 +                                                               3,848
       7,400   6.48%, 11/15/30, Ser. 1998-HF2,
               Class A2 +                                                               8,143
$      2,514   Mortgage Capital Funding, Inc.,
               6.00%, 11/18/31, Ser. 1998-MC3,
               Class A1 +                                                       $       2,666
               ------------------------------------------------------------------------------
               Total Commercial Mortgage Backed
               Securities                                                              55,860
               (Cost $55,339)
               ==============================================================================

               ASSET BACKED SECURITIES -- 17.1%
       6,000   American Express Credit Account
               Master Trust,
               1.25%, 09/15/08, Ser. 2001-1,
               Class A, FRN +                                                           6,016
       4,900   American Express Master Trust,
               1.18%, 12/15/05, Ser. 2002-1,
               Class A, FRN +                                                           4,900
               AmeriCredit Automobile
               Receivables Trust,
       6,903   1.31%, 10/12/06, Ser. 2002-A,
               Class A3, FRN +                                                          6,902
       3,600   4.41%, 11/12/08, Ser. 2001-D,
               Class A4 +                                                               3,703
      11,400   Bank One Issuance Trust,
               4.16%, 01/15/08, Ser. 2002-A2,
               Class A2 +                                                              11,806
       3,000   Capital Auto Receivables Asset Trust,
               1.20%, 04/17/06, Ser. 2002-5,
               Class A3A, FRN +                                                         3,000
       6,400   Capital One Multi-Asset Execution Trust,
               1.22%, 05/15/08, Ser. 2003-A2,
               Class A2, FRN +                                                          6,400
               Citibank Credit Card Issuance Trust,
       5,600   2.70%, 01/15/08, Ser. 2003-A2,
               Class A2 +                                                               5,617
       5,050   2.07%, 03/20/08, Ser. 2003-C2,
               Class C2, FRN +                                                          5,079
       1,125   Citibank Credit Card Master Trust I,
               0.00%, 08/15/06, Ser. 1997-6,
               Class A, PO +                                                            1,109

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               ASSET BACKED SECURITIES -- CONTINUED
$      2,750   Comed Transitional Funding Trust,
               5.44%, 03/25/07, Ser. 1998-1,
               Class A5 +                                                       $       2,842
         899   Countrywide Asset-Backed Certificates,
               1.45%, 04/25/32, Ser. 2001-4,
               Class A, FRN +                                                             899
               Daimler Chrysler Auto Trust,
         952   6.66%, 01/08/05, Ser. 2000-D,
               Class A3 +                                                                 956
       2,650   3.85%, 04/06/06, Ser. 2002-A,
               Class A3 +                                                               2,702
               Discover Card Master Trust I,
       4,750   1.18%, 07/15/07, Ser. 2002-1,
               Class A, FRN +                                                           4,750
       6,520   1.29%, 11/15/07, Ser. 2000-5,
               Class A, FRN +                                                           6,535
       5,735   1.17%, 04/15/08, Ser. 2002-4,
               Class A, FRN +                                                           5,738
       1,400   1.26%, 09/15/08, Ser. 2001-3,
               Class A, FRN +                                                           1,404
          93   EQCC Home Equity Loan Trust,
               6.41%, 12/15/04, Ser. 1997-3, Class A8 +                                    94
       3,308   EQCC Trust,
               1.46%, 11/25/31, Ser. 2002-1,
               Class 2A, FRN +                                                          3,312
       4,800   First USA Credit Card Master Trust,
               1.47%, 11/20/06, Ser. 2001- 2,
               Class B, FRN +                                                           4,804
         758   Ford Credit Auto Owner Trust,
               4.83%, 02/15/05, Ser. 2001-C, Class A4 +                                   764
       8,450   Ford Credit Floorplan Master
               Owner Trust,
               1.25%, 07/15/08, Ser. 2001-2,
               Class A, FRN +                                                           8,473
               Honda Auto Receivables Owner Trust,
       4,500   1.92%, 11/20/06, Ser. 2003-1, Class A3 +                                 4,504
      14,205   2.48%, 07/18/08, Ser. 2003-1, Class A4 +                                14,158
      12,000   Household Automotive Trust,
               3.44%, 05/18/09, Ser. 2002-3,
               Class A4A +                                                             12,118
$      2,950   LB-UBS Commercial Mortgage Trust,
               3.32%, 03/15/27, Ser. 2003-C1,
               Class A2 +                                                       $       2,871
               Onyx Acceptance Grantor Trust,
       4,100   5.49%, 11/15/07, Ser. 2001-B, Class A4 +                                 4,236
       5,000   5.23%, 05/15/08, Ser. 2001-C, Class A4 +                                 5,155
       2,920   Option One Mortgage Loan Trust,
               1.40%, 02/25/32, Ser. 2002-1,
               Class A, FRN +                                                           2,921
       3,500   Peco Energy Transition Trust,
               5.80%, 03/01/07, Ser. 1999-A,
               Class A4 +                                                               3,635
         715   Providian Home Equity Loan Trust,
               1.40%, 06/25/25, Ser. 1999-1,
               Class A, FRN +                                                             716
       3,344   Residential Asset Securities Corp.,
               2.47%, 08/25/22, Ser. 2002-KS5,
               Class AIB2 +                                                             3,349
       2,383   Sears Credit Account Master Trust,
               7.00%, 07/15/08, Ser. 1996-3, Class A                                    2,444
       4,250   SLM Student Loan Trust,
               2.16%, 03/15/33, Ser. 2003-4,
               Class A5A, #                                                             4,238
               Wachovia Asset Securitization, Inc.,
       4,300   1.54%, 12/25/32, Ser. 2002-HE2,
               Class A, FRN                                                             4,308
       6,982   1.40%, 03/25/33, Ser. 2003-HE1,
               Class A1, FRN                                                            6,978
               WFS Financial Owner Trust,
       7,400   4.50%, 02/20/10, Ser. 2002-2,
               Class A4, SUB                                                            7,683
       6,400   3.25%, 05/20/11, Ser. 2003-3, Class A4                                   6,351
         404   World Omni Auto Receivables Trust,
               5.30%, 02/20/05, Ser. 2001-A, Class A3                                     406
               ------------------------------------------------------------------------------
               Total Asset Backed Securities                                          183,876
               (Cost $182,540)
               ==============================================================================
               Total Long-Term Investments                                            739,976
               (Cost $735,560)
               ==============================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

UNITS          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 31.5%

               OPTION -- 0.0% ^
      53,550   Call Option on FNMA, 30 Year Fixed,
               5.00%, strike price of 100.22,
               expiring 10/08/03, European Style                                $          79
               (Cost $536)

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
               U.S. TREASURY SECURITIES -- 0.2%
               U.S. Treasury Bills,
$      2,000   1.09%, 10/30/03 @ +                                                      1,997
         350   0.99%, 01/22/04 @ +                                                        349
               ------------------------------------------------------------------------------
               Total U.S. Treasury Securities                                           2,346
               (Cost $2,345)
               ==============================================================================

               U.S. GOVERNMENT AGENCY SECURITIES -- 7.7%
               Federal Home Loan Mortgage Corp.,
      23,000   1.07%, 01/07/04, DN                                                     22,913
      23,000   1.09%, 02/26/04, DN                                                     22,877
               Federal National Mortgage Association,
      17,500   0.99%, 09/10/03, DN +                                                   17,496
      19,400   0.95%, 11/14/03, DN +                                                   19,359
               ------------------------------------------------------------------------------
               Total U.S. Government Agency
               Securities                                                              82,645
               (Cost $82,646)
               ==============================================================================

               MUNICIPAL SECURITIES -- 2.0%
               DISTRICT OF COLUMBIA -- 0.8%
       8,550   George Washington University,
               Ser. A, Rev., FRDO, MBIA,
               1.12%, 09/04/03 +                                                        8,550

               FLORIDA -- 0.2%
       1,800   Florida Educational Loan Marketing
               Corp., RAMS, Ser. A-2, Rev., FRDO,
               1.12%, 09/26/03 +                                                        1,800

               NEW YORK -- 0.6%
       6,200   New York State Dormitory Authority,
               City University System, Fifth
               Generation, Ser. C, Rev., CONS,
               1.59%, 01/01/04 +                                                        6,198

               SOUTH CAROLINA -- 0.4%
$      4,700   South Carolina Student Loan Corp.,
               Education Loans, Ser. A-1, Rev., FRDO,
               1.25%, 06/22/04                                                  $       4,700
               ------------------------------------------------------------------------------
               Total Municipal Securities                                              21,248
               (Cost $21,250)
               ==============================================================================

               COMMERCIAL PAPER -- 5.7%
               AUTOMOTIVE -- 1.5%
       9,400   Daimler Chrysler N.A. Holdings Corp.,
               1.23%, 09/23/03 +                                                        9,393
       6,495   General Motors Co., 1.35%, 10/02/03                                      6,487
               ------------------------------------------------------------------------------
                                                                                       15,880
               ==============================================================================

               BANKING -- 2.6%
       8,900   Commerzbank U.S. Finance,
               1.11%, 10/01/03 +                                                        8,892
       5,700   Danske Bank AB (Denmark),
               0.91%, 09/19/03 +                                                        5,697
       5,700   Swedbank (Sweden),
               0.92%, 09/10/03 +                                                        5,698
       5,700   Westdeutsche Landesbank
               Girozentrale (Germany),
               0.91%, 09/12/03 +                                                        5,698
       1,300   Westpac Trust Securitization
               (New Zealand), 1.04%, 11/13/03 +                                         1,297
               ------------------------------------------------------------------------------
                                                                                       27,282
               ==============================================================================

               FINANCIAL SERVICES -- 0.6%
       6,900   Cadbury Schwepps Finance PLC
               (United Kingdom), 1.22%, 09/02/03 +                                      6,900

               RETAILING -- 0.7%
       7,600   Sears Roebuck Acceptance Corp.,
               1.25%, 09/30/03 +                                                        7,592

               SHIPPING/TRANSPORTATION -- 0.3%
       3,600   Union Pacific Corp., 1.50%, 09/05/03 +                                   3,599
               ------------------------------------------------------------------------------
               Total Commercial Paper                                                  61,253
               (Cost $61,255)
               ==============================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED
               CERTIFICATES OF DEPOSIT -- 1.1%
$     11,400   Nordea Bank
               Finland PLC/New York (Yankee),
               1.08%, 11/24/03, Floating Rate +                                 $      11,401
               (Cost $11,390)
SHARES         ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
               MONEY MARKET FUND -- 14.8%
     159,388   JPMorgan Prime Money
               Market Fund (a) +                                                $     159,388
               (Cost $159,388)
               ------------------------------------------------------------------------------
               Total Short-Term Investments                                           338,360
               (Cost $338,810)
               ==============================================================================
               TOTAL INVESTMENTS -- 100.0%                                      $   1,078,336
               (COST $1,074,370)
               ==============================================================================

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                        NOTIONAL             UNREALIZED
NUMBER OF                                                               VALUE AT           APPRECIATION
CONTRACTS      DESCRIPTION                      EXPIRATION DATE    8/31/03 (USD)   (DEPRECIATION) (USD)
-------------------------------------------------------------------------------------------------------
               LONG FUTURES OUTSTANDING
         230   Eurodollar                        December, 2003     $     56,787   $                68
       1,763   Eurodollar                           March, 2004          434,117                   430
         388   Eurodollar                            June, 2004           95,138                  (461)

               SHORT FUTURES OUTSTANDING
        (176)  2 Year Treasury Notes             December, 2003          (37,496)                  (89)
      (1,126)  5 Year Treasury Notes             December, 2003         (123,702)                 (620)

OPTION

UNITS          CALL OPTION WRITTEN                                                                VALUE
-------------------------------------------------------------------------------------------------------
     (53,550)  Call Option on FNMA, 30 Year Fixed, 5.00%,
               strike price of 101.22, expiring 10/08/03,
               European Style                                                      $               (40)

SWAP CONTRACTS

                                                                                         UNDERLYING         UNREALIZED
                                                                                           NOTIONAL       APPRECIATION
DESCRIPTIONS                                                     EXPIRATION DATE              VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Swap - price lock with UBS Warburg on U.S. Treasury Note,
2.63%, 05/15/08, price less 97.44, JPMorgan receives
negative, pays positive                                                 09/03/03    $        33,500  $             192

Swap - price lock with Lehman Brothers Special Financing on
U.S. Treasury Note, 2.63%, 05/15/08, price less 96.54,
JPMorgan receives negative, pays positive                               09/15/03             51,703               (133)

Swap - price lock with Credit Suisse First Boston
International on U.S. Treasury Note, 1.13%, 06/30/05, price
less 98.54, JPMorgan receives positive, pays negative                   09/26/03            347,050                685

Swap - price lock with Lehman Brothers Special Financing
on U.S. Treasury Note, 1.63%, 04/30/05, price less 99.97,
JPMorgan receives negative, pays positive                               09/29/03             35,050                 61

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Short Term Bond Fund II

PORTFOLIO OF INVESTMENTS                       AS OF AUGUST 31, 2003
(Amounts in thousands)

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 77.4%

               U.S. TREASURY SECURITY -- 4.8%
$     83,150   U.S. Treasury Note, 1.50%, 07/31/05 +                            $      82,546
               (Cost $82,712)

               U.S. GOVERNMENT AGENCY SECURITIES -- 20.6%
               Federal Home Loan Bank,
       8,300   3.75%, 04/15/04 +                                                        8,426
       8,750   2.39%, 12/29/05 +                                                        8,755
      47,600   2.25%, 05/15/06 +                                                       47,165
               Federal Home Loan Mortgage Corp.,
       3,100   1.50%, 08/15/05 +                                                        3,061
      67,200   2.50%, 12/04/06, MTN +                                                  66,369
               Federal National Mortgage Association,
      49,750   1.88%, 09/15/05 +                                                       49,509
      18,800   2.65%, 02/13/06 +                                                       18,783
      42,265   2.25%, 05/15/06 +                                                       41,860
      59,900   2.75%, 08/11/06 +                                                       59,747
       8,700   4.75%, 01/02/07 +                                                        9,100
      40,667   Student Loan Marketing Association,
               3.38%, 07/15/04 +                                                       41,372
               ------------------------------------------------------------------------------
               Total U.S. Government Agency Securities                                354,147
               (Cost $356,145)
               ==============================================================================

               FOREIGN GOVERNMENT SECURITIES -- 2.4%
      11,950   Province of Ontario (Canada) (Yankee),
               4.20%, 06/30/05                                                         12,398
               Republic of Italy (Italy),
      15,500   4.63%, 06/15/05, MTN +                                                  16,170
      13,200   2.50%, 03/31/06, MTN +                                                  13,189
               ------------------------------------------------------------------------------
               Total Foreign Government Securities                                     41,757
               (Cost $41,011)
               ==============================================================================

               SUPRANATIONAL NOTES & BONDS -- 0.8%
               European Investment Bank,
       1,000   4.00%, 03/15/05 +                                                        1,031
       8,900   4.00%, 08/30/05 +                                                        9,248
       2,600   Inter-American Development Bank,
               3.88%, 09/27/04 +                                                        2,680
               ------------------------------------------------------------------------------
               Total Supranational Notes & Bonds                                       12,959
               (Cost $12,523)
               ==============================================================================

               STATE AND MUNICIPAL OBLIGATION -- 0.1%
               NORTH CAROLINA -- 0.1%
$      2,140   North Carolina Municipal Power
               Agency No. 1, Catawba, Taxable,
               Ser. B, Rev., 3.26%, 01/01/05                                    $       2,143
               (Cost $2,140)

               CORPORATE NOTES & BONDS -- 18.3%
               AUTOMOTIVE -- 0.2%
               General Motors Acceptance Corp.,
       1,600   4.75%, 10/15/03, MTN, FRN +                                              1,601
       1,500   6.75%, 01/15/06 +                                                        1,582
               ------------------------------------------------------------------------------
                                                                                        3,183
               ==============================================================================

               BANKING -- 3.9%
         250   Bank of America N.A.,
               1.25%, 06/03/04, FRN +                                                     250
       2,100   Capital One Bank,
               6.88%, 02/01/06, MTN +                                                   2,252
      32,100   KFW International Finance, Inc.,
               4.25%, 04/18/05 +                                                       33,311
      15,800   Northern Rock PLC (United Kingdom),
               1.16%, 03/18/04, MTN, FRN, #                                            15,803
       3,250   Popular North America, Inc.,
               4.25%, 04/01/08                                                          3,253
       7,900   US Bancorp, 2.75%, 03/30/06, MTN                                         7,930
       4,350   Wachovia Corp., 3.50%, 08/15/08                                          4,242
               ------------------------------------------------------------------------------
                                                                                       67,041
               ==============================================================================

               DIVERSIFIED -- 0.1%
       2,250   General Electric Capital Corp.,
               6.75%, 09/11/03, Ser. A, MTN +                                           2,253

               FINANCIAL SERVICES -- 10.6%
       7,400   Caterpillar Financial Services Corp.,
               2.59%, 07/15/06, MTN +                                                   7,367
         700   CIT Group, Inc., 7.50%, 11/14/03 +                                         708
               Citigroup, Inc.,
       3,150   6.75%, 12/01/05 +                                                        3,441

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               FINANCIAL SERVICES -- CONTINUED
$      7,100   5.75%, 05/10/06 +                                                $       7,630
       8,250   Countrywide Home Loans, Inc.,
               3.50%, 12/19/05, Ser. K, MTN +                                           8,408
               Counts Trusts,
       6,050   1.91%, 08/15/07, Ser. 2002-10, FRN, # +                                  6,050
       6,050   1.96%, 08/15/07, Ser. 2002-11, FRN, # +                                  6,050
      12,600   General Electric Capital Corp.,
               2.85%, 01/30/06, Ser. A, MTN +                                          12,724
               Household Finance Corp.,
       4,969   1.49%, 05/28/04, MTN, FRN +                                              4,981
       5,300   3.38%, 02/21/06, MTN +                                                   5,390
       2,100   Household Netherlands BV
               (The Netherlands) (Yankee),
               6.20%, 12/01/03 +                                                        2,123
       4,270   International Lease Finance Corp.,
               4.00%, 01/17/06, Ser. O, MTN +                                           4,355
      11,800   Lehman Brothers Holdings, Inc.,
               3.50%, 08/07/08 +                                                       11,458
      12,900   Principal Life Global, 5.13%, 06/28/07, #                               13,509
               Restructured Asset Securities with
               Enhanced Returns (RACERS),
      11,000   0.98%, 04/15/04, Ser. 2002-35,
               Class C, FRN, #                                                         10,936
      10,800   0.98%, 04/15/04, Ser. 2002-40,
               Class C, FRN, #                                                         10,773
       6,400   SLM Corp.,
               3.95%, 08/15/08, Ser. A, MTN                                             6,343
               Special Purpose Accounts Receivable
               Cooperative Corp. (SPARCS),
       9,400   1.98%, 05/23/04, Ser. 2002-6, FRN, #                                     9,414
       5,100   1.43%, 05/23/05, Ser. 2003-3, FRN, #                                     5,098
      25,176   1.71%, 05/15/06, Ser. 2003-4 CL                                         25,215
       8,700   The Bear Stearns Co., Inc.,
               6.50%, 05/01/06 +                                                        9,489
      10,100   Washington Mutual Bank FA,
               1.45%, 05/14/04, FRN                                                    10,122
               ------------------------------------------------------------------------------
                                                                                      181,584
               ==============================================================================

               INSURANCE -- 0.9%
       9,100   ASIF Global Financing,
               1.37%, 03/14/06, FRN, # +                                                9,096
$      5,900   Metropolitan Life Global Funding
               I,4.75%, 06/20/07, # +                                           $       6,185
               ------------------------------------------------------------------------------
                                                                                       15,281
               ==============================================================================

               OIL & GAS -- 1.2%
       5,800   BP Capital Markets PLC
               (United Kingdom), 2.35%, 06/15/06 +                                      5,765
               Chrevron Texaco Capital Co.,
         930   3.50%, 09/17/07 +                                                          935
       6,700   3.38%, 02/15/08 +                                                        6,632
       7,700   Texas Municipal Gas Corp.,
               2.60%, 07/01/07, #                                                       7,692
               ------------------------------------------------------------------------------
                                                                                       21,024
               ==============================================================================

               PAPER/FOREST PRODUCTS -- 0.3%
       5,200   Weyerhaeuser Co.,
               2.24%, 09/15/03, FRN +                                                   5,200

               PHARMACEUTICALS -- 0.4%
       6,270   Abbott Laboratories,
               5.13%, 07/01/04 +                                                        6,461

               SHIPPING/TRANSPORTATION -- 0.3%
       4,350   FedEx Corp., 6.63%, 02/12/04 +                                           4,446

               TELECOMMUNICATIONS -- 0.1%
       1,800   BellSouth Telecommunications, Inc.,
               6.50%, 06/15/05 +                                                        1,933

               UTILITIES -- 0.3%
       2,550   AEP Texas Central Co.,
                 3.00%, 02/15/05, # +                                                   2,577
       2,900   National Rural Utilities Cooperative
               Finance Corp., 3.00%, 02/15/06                                           2,921
               ------------------------------------------------------------------------------
                                                                                        5,498
               ==============================================================================
               Total Corporate Notes & Bonds                                          313,904
               (Cost $311,519)
               ==============================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                    ANNUAL REPORT AUGUST 31 2003

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               RESIDENTIAL MORTGAGE BACKED SECURITIES -- 11.0%
               COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.7%
$      2,220   Credit Suisse First Boston Mortgage
               Securities Corp.,
               1.76%, 11/25/31, Ser. 2001-26,
               Class 3A2, FRN +                                                 $       2,228
      14,990   Federal Home Loan Mortgage Corp.,
               6.50%, 11/15/27, Ser 2413, Class ME +                                   15,112
               Federal National Mortgage Association,
       3,100   5.50%, 10/25/11, Ser. 2002-57,
               Class PC +                                                               3,158
       3,100   5.50%, 03/25/12, Ser. 2002-70,
               Class PC +                                                               3,153
          81   Fifth Third Mortgage Loan Trust,
               5.33%, 10/18/30, Ser. 2000-FTB1,
               Class A2, FRN +                                                             82
       5,525   Government National Mortgage
               Association,
               1.61%, 04/16/32, Ser. 2002-24,
               Class FA, FRN +                                                          5,548
         487   Residential Accredit Loans, Inc.,
               1.66%, 08/25/31, Ser. 2001-QS11,
               Class A5, FRN                                                              488
               ------------------------------------------------------------------------------
                                                                                       29,769
               ==============================================================================

               MORTGAGE BACKED PASS-THROUGH SECURITIES -- 9.3%
     160,400   Federal National Mortgage Association,
               5.50%, 09/25/33, TBA                                                   159,698
               Government National Mortgage
               Association,
          88   8.50%, 08/15/30, Pool 531310 +                                              95
          56   8.50%, 09/15/30, Pool 526096 +                                              61
               ------------------------------------------------------------------------------
                                                                                      159,854
               ==============================================================================
               Total Residential Mortgage Backed
               Securities                                                             189,623
               (Cost $187,400)
               ==============================================================================

               COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.0%
      19,337   CalSTRS Trust,
               3.99%, 11/20/12, Ser. 2002-C6,
               Class A2, # +                                                           19,446
$      5,500   Calwest Industrial Trust,
               1.38%, 06/15/15, Ser. 2003-CALA,
               Class A, FRN, # +                                                $       5,500
       8,890   First Union-Lehman Brothers
               Commercial Mortgage Securities, Inc.,
               7.38%, 04/18/29, Ser. 1997-C1,
               Class A3 +                                                               9,944
       3,300   LB-UBS Commercial Mortgage Trust,
               3.48%, 07/15/27, Ser. 2003-C5,
               Class A2 +                                                               3,195
      12,600   Morgan Stanley Capital I,
               6.48%, 11/15/30, Ser. 1998-HF2,
               Class A2 +                                                              13,864
               ------------------------------------------------------------------------------
               Total Commercial Mortgage Backed
               Securities                                                              51,949
               (Cost $52,480)
               ==============================================================================

               ASSET BACKED SECURITIES -- 16.4%
               AmeriCredit Automobile
               Receivables Trust,
      11,026   1.31%, 10/12/06, Ser. 2002-A,
               Class A3, FRN +                                                         11,024
      10,215   4.41%, 11/12/08, Ser. 2001-D,
               Class A4 +                                                              10,507
      22,000   Bank One Issuance Trust,
               4.16%, 01/15/08, Ser. 2002-A2,
               Class A2 +                                                              22,783
       3,000   Capital Auto Receivables Asset Trust,
               1.96%, 01/15/09, Ser. 2003-2,
               Class A4A +                                                              2,884
      15,750   Capital One Master Trust,
               1.21%, 08/15/06, Ser. 2000-5,
               Class A, FRN +                                                          15,750
               Citibank Credit Card Issuance Trust,
       3,050   2.70%, 01/15/08, Ser. 2003-A2,
               Class A2 +                                                               3,059
       8,500   2.07%, 03/20/08, Ser. 2003-C2,
               Class C2, FRN +                                                          8,549
       5,000   Citibank Credit Card Master Trust
               I, 5.50%, 02/15/06, Ser. 1999-1 +                                        5,098

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               ASSET BACKED SECURITIES -- CONTINUED
$     12,057   Countrywide Home Equity Loan Trust,
               1.35%, 08/15/28, Ser. 2002-D,
               Class A, FRN +                                                   $      12,003
       4,550   DaimlerChrysler Auto Trust,
               3.85%, 04/06/06, Ser. 2002-A,
               Class A3 +                                                               4,639
               Discover Card Master Trust I,
       7,550   1.18%, 07/15/07, Ser. 2002-1,
               Class A, FRN +                                                           7,551
      21,000   1.26%, 09/15/08, Ser. 2001-3,
               Class A, FRN +                                                          21,056
       4,632   EQCC Trust,
               1.46%, 11/25/31, Ser. 2002-1,
               Class 2A, FRN +                                                          4,636
       7,800   First USA Credit Card Master Trust,
               1.47%, 11/20/06, Ser. 2001- 2,
               Class B, FRN +                                                           7,807
               Ford Credit Auto Owner Trust,
         132   4.83%, 02/15/05, Ser. 2001-C,
               Class A4 +                                                                 133
       2,200   1.15%, 06/15/05, Ser. 2003-B,
               Class A2B, FRN +                                                         2,199
       2,473   4.31%, 06/15/05, Ser. 2001-D,
               Class A3 +                                                               2,499
       2,200   5.25%, 09/15/05, Ser. 2001-C,
               Class A5 +                                                               2,244
         600   3.79%, 09/15/06, Ser. 2002-C,
               Class A4 +                                                                 618
       9,900   Honda Auto Receivables Owner Trust,
               1.92%, 11/20/06, Ser. 2003-1,
               Class A3 +                                                               9,909
      25,500   Household Automotive Trust,
               4.39%, 05/18/09, Ser. 2002-1,
               Class A4 +                                                              26,401
       5,100   LB-UBS Commercial Mortgage Trust,
               3.32%, 03/15/27, Ser. 2003-C1,
               Class A2 +                                                               4,964
       3,700   MBNA Master Credit Card Trust USA,
               1.91%, 12/15/06, Ser. 1999-G,
               Class C, FRN, # +                                                        3,695
$      1,500   Nationsbank Credit Card Master Trust,
               6.00%, 12/15/05, Ser. 1993-2, Class A                            $       1,521
               Onyx Acceptance Grantor Trust,
       1,200   5.49%, 11/15/07, Ser. 2001-B, Class A4                                   1,240
       7,500   4.71%, 03/15/09, Ser. 2002-B, Class A4                                   7,800
               Option One Mortgage Loan Trust,
       4,672   1.40%, 02/25/32, Ser. 2002-1,
               Class A, FRN                                                             4,674
       4,498   1.36%, 10/25/32, Ser. 2002-05,
               Class A2, FRN                                                            4,491
         216   PP&L Transition Bond Co., LLC,
               6.72%, 12/26/05, Ser. 1999-1, Class A4                                     218
       5,620   Residential Asset Securities Corp.,
               2.47%, 08/25/22, Ser. 2002-KS5,
               Class AIB2                                                               5,629
       3,082   Sears Credit Account Master Trust,
               5.25%, 10/16/08, Ser. 1998-2, Class A                                    3,154
       7,050   SLM Student Loan Trust,
               2.16%, 03/15/33, Ser. 2003-4,
               Class A5A, #                                                             7,030
       1,700   Standard Credit Card Master Trust,
               5.95%, 10/07/04, Ser. A                                                  1,703
         101   The Money Store Home Equity Trust,
               7.91%, 05/15/24, Ser. 1996-B,
               Class A8 +                                                                 101
       7,300   Volkswagen Auto Loan Enhanced Trust,
               1.93%, 01/20/10, Ser. 2003-1, Class A4                                   7,067
               Wachovia Asset Securitization, Inc.,
       7,300   1.54%, 12/25/32, Ser. 2002-HE2,
               Class A, FRN                                                             7,314
      12,059   1.40%, 03/25/33, Ser. 2003-HE1,
               Class A1, FRN                                                           12,053
         709   Wells Fargo Auto Trust,
               4.68%, 02/15/05, Ser. 2001-A, Class A3                                     713
               WFS Financial Owner Trust,
      11,900   4.50%, 02/20/10, Ser. 2002-2,
               Class A4, SUB                                                           12,355
      15,600   3.25%, 05/20/11, Ser. 2003-3, Class A4                                  15,480
               ------------------------------------------------------------------------------
               Total Asset Backed Securities                                          282,551
               (Cost $280,347)
               ==============================================================================
               Total Long-Term Investments                                          1,331,579
               (Cost $1,326,277)
               ==============================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

UNITS          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 22.6%

               OPTION -- 0.0% ^
      89,250   Call Option on FNMA, 30 Year Fixed,
               5.00%, strike price of 100.22,
               expiring 10/08/03, European Style                                $         132
               (Cost $893)

PRINCIPAL
AMOUNT
(USD)
---------------------------------------------------------------------------------------------
               U.S. TREASURY SECURITY -- 2.7%
$     46,515   U.S. Treasury Note,
               3.00%, 02/29/04 @ +                                                     46,958
               (Cost $46,362)

               U.S. GOVERNMENT AGENCY SECURITIES -- 3.5%
               Federal National Mortgage Association,
      25,900   0.99%, 09/10/03, DN +                                                   25,894
      33,700   0.95%, 11/14/03, DN +                                                   33,628
               ------------------------------------------------------------------------------
               Total U.S. Government Agency Securities                                 59,522
               (Cost $59,528)
               ==============================================================================

               MUNICIPAL SECURITIES -- 1.5%
               DISTRICT OF COLUMBIA -- 0.9%
      15,200   George Washington University,
               Ser. A, Rev., FRDO, MBIA,
               1.12%, 09/04/03 +                                                       15,200

               NEW YORK -- 0.6%
      10,340   New York State Dormitory Authority,
               City University System, Fifth Generation,
               Ser. C, Rev., CONS, 1.59%, 01/01/04                                     10,338
               ------------------------------------------------------------------------------
               Total Municipal Securities                                              25,538
               (Cost $25,540)
               ==============================================================================

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
               COMMERCIAL PAPER -- 3.1%
               AUTOMOTIVE -- 1.5%
$     15,750   Daimler Chrysler N.A. Holdings Corp.,
               1.23%, 09/23/03 +                                                $      15,738
      10,700   General Motors Co., 1.35%, 10/02/03                                     10,687
               ------------------------------------------------------------------------------
                                                                                       26,425
               ==============================================================================

               BANKING -- 0.9%
      14,900   Commerzbank U.S. Finance,
               1.11%, 10/01/03 +                                                       14,886

               FINANCIAL SERVICES -- 0.7%
      11,250   Cadbury Schwepps Finance PLC
               (United Kingdom),
               1.22%, 09/02/03 +                                                       11,249
               ------------------------------------------------------------------------------
               Total Commercial Paper                                                  52,560
               (Cost $52,562)
               ==============================================================================

               CERTIFICATES OF DEPOSIT -- 1.0%
      17,200   Nordea Bank Finland PLC/New York
               (Yankee), 1.08%, 11/24/03,
               Floating Rate +                                                         17,202
               (Cost $17,198)

SHARES
---------------------------------------------------------------------------------------------
               MONEY MARKET FUND -- 10.8%
     185,464   JPMorgan Prime Money Market Fund (a) +                                 185,464
               (Cost $185,464)
               ------------------------------------------------------------------------------
               Total Short-Term Investments                                           387,376
               (Cost $387,547)
               ==============================================================================

               TOTAL INVESTMENTS -- 100.0%                                      $   1,718,955
               (COST $1,713,824)
               ==============================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                     NOTIONAL            UNREALIZED
NUMBER OF                                                            VALUE AT          APPRECIATION
CONTRACTS     DESCRIPTION                      EXPIRATION DATE  8/31/03 (USD)  (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------
              LONG FUTURES OUTSTANDING
 3,147        Eurodollar                           March, 2004   $    774,909   $               723
   624        Eurodollar                            June, 2004        153,005                  (620)
              SHORT FUTURES OUTSTANDING
  (110)       2 Year Treasury Notes             December, 2003        (23,435)                  (24)
(1,764)       5 Year Treasury Notes             December, 2003       (193,792)                 (300)

OPTION

UNITS         CALL OPTION WRITTEN                                                             VALUE
---------------------------------------------------------------------------------------------------
(89,250)      Call Option on FNMA, 30 Year Fixed, 5.00%,
              strike price of 101.22, expiring 10/08/03,
              European Style                                                            $       (66)

SWAP CONTRACTS

                                                                                       UNDERLYING         UNREALIZED
                                                                                         NOTIONAL       APPRECIATION
DESCRIPTIONS                                                     EXPIRATION DATE            VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
Swap - price lock with Lehman Brothers Special Financing on
U.S. Treasury Note, 1.63%, 04/30/05, price less 99.97,
JPMorgan receives negative, pays positive                               09/29/03    $      59,000      $         104

Swap - price lock with Citibank N.A. on U.S. Treasury Note,
2.63%, 05/15/08, price less 96.74, JPMorgan pays positive,
receives negative                                                       10/01/03          142,500                 --

Swap - price lock with Citibank N.A. on U.S. Treasury Note,
2.00%, 08/31/05, price less 99.93, JPMorgan pays negative,
receives positive                                                       10/28/03          327,500                 --

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Strategic Income Fund

PORTFOLIO OF INVESTMENTS                        AS OF AUGUST 31, 2003
(Amounts in thousands)

PRINCIPAL
AMOUNT~        ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 94.5%

               U.S. TREASURY SECURITIES -- 4.9%
               U.S. Treasury Notes & Bonds,
$         35   2.13%, 10/31/04 @ +                                              $          35
          25   1.75%, 12/31/04 @ +                                                         25
          50   1.63%, 04/30/05 +                                                           50
         640   1.13%, 06/30/05 +                                                          633
         180   2.63%, 05/15/08 +                                                          174
           5   5.00%, 08/15/11 +                                                            5
          55   4.25%, 08/15/13 +                                                           54
          55   6.25%, 05/15/30 +                                                           62
          55   5.38%, 02/15/31 +                                                           56
               ------------------------------------------------------------------------------
               Total U.S. Treasury Securities                                           1,094
               (Cost $1,108)
               ==============================================================================

               U.S. GOVERNMENT AGENCY SECURITIES -- 2.9%
          75   Federal Home Loan Mortgage Corp.,
               4.25%, 06/15/05                                                             78
               Federal National Mortgage Association,
          80   7.13%, 01/15/30                                                             93
         492   5.00%, 05/01/33, Pool 254766                                               476
               ------------------------------------------------------------------------------
               Total U.S. Government Agency
               Securities                                                                 647
               (Cost $668)
               ==============================================================================

               FOREIGN GOVERNMENT SECURITIES -- 26.6%
               Federal Republic of Brazil (Brazil),
          29   10.00%, 01/16/07 +                                                          30
          43   11.25%, 07/26/07                                                            46
          60   11.50%, 03/12/08 +                                                          64
          45   2.19%, 04/15/09, FRN                                                        40
         209   8.00%, 04/15/14                                                            188
         120   11.00%, 08/17/40                                                           109
               Federal Republic of Germany
               (Germany),
EUR      500   5.00%, 08/19/05, Ser. 136                                                  572
EUR      250   5.00%, 02/17/06, Ser. 137                                                  289
         100   Malaysia Government International
               Bond (Malaysia), 7.50%, 07/15/11                                           115
               National Republic of Bulgaria (Bulgaria),
          71   1.94%, 07/28/11, Ser. IAB, FRN                                              68
         120   1.94%, 07/28/12, Ser. A, FRN                                               115
         100   8.25%, 01/15/15, #                                                         110
EUR      500   Netherlands Government Bond
               (The Netherlands), 5.50%, 07/15/10                                         601
$        100   Province of Quebec (Canada),
               6.13%, 01/22/11, Ser. PJ                                         $         109
           5   Region of Lombardy (Italy),
               5.80%, 10/25/32                                                              5
         250   Republic of Chile (Chile),
               5.63%, 07/23/07                                                            265
               Republic of Colombia (Colombia),
         235   9.75%, 04/23/09, Ser. NOV                                                  261
         135   11.75%, 02/25/20, MTN                                                      159
         250   Republic of Costa Rica (Costa Rica),
               8.11%, 02/01/12, #                                                         270
          25   Republic of Egypt (Egypt),
               8.75%, 07/11/11                                                             30
         100   Republic of El Salvador (El Salvador),
               8.25%, 04/10/32, #                                                          93
               Republic of Panama (Panama),
          90   9.63%, 02/08/11                                                            101
         100   10.75%, 05/15/20                                                           118
               Republic of Peru (Peru),
         193   9.13%, 02/21/12                                                            207
          25   9.88%, 02/06/15                                                             28
         135   4.50%, 03/07/17, FRN                                                       113
          48   5.00%, 03/07/17, FRN                                                        42
               Republic of Philippines (Philippines),
          38   8.38%, 03/12/09                                                             40
          82   9.88%, 03/16/10                                                             91
         145   9.88%, 01/15/19                                                            152
         200   Republic of South Africa
               (South Africa) (Yankee),
               8.50%, 06/23/17                                                            228
               Republic of Turkey (Turkey),
          91   12.38%, 06/15/09                                                           103
         195   11.88%, 01/15/30                                                           212
               Russian Federation (Russia),
         100   10.00%, 06/26/07                                                           118
          69   8.25%, 03/31/10                                                             76
           5   11.00%, 07/24/18                                                             7
         177   5.00%, 03/31/30, SUB                                                       161
          50   5.00%, 03/31/30, SUB, #                                                     46
         100   State of Qatar (Qatar),
               9.50%, 05/21/09                                                            125

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~        ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               FOREIGN GOVERNMENT SECURITIES -- CONTINUED
               United Mexican States (Mexico),
$         80   9.88%, 02/01/10                                                  $          99
          35   8.38%, 01/14/11                                                             40
         100   6.38%, 01/16/13, MTN                                                       101
          35   11.38%, 09/15/16                                                            48
          50   8.13%, 12/30/19                                                             54
         100   8.30%, 08/15/31, MTN                                                       107
               ------------------------------------------------------------------------------
               Total Foreign Government Securities                                      5,956
               (Cost $5,195)
               ==============================================================================

               SUPRANATIONAL NOTES & BONDS -- 2.0%
         200   Inter-American Development Bank,
               7.38%, 01/15/10                                                            238
         200   International Bank for
               Reconstruction & Development,
               7.00%, 01/27/05, MTN                                                       214
               ------------------------------------------------------------------------------
               Total Supranational Notes & Bonds                                          452
               (Cost $403)
               ==============================================================================

               STATE AND MUNICIPAL OBLIGATION -- 0.1%
               ILLINOIS -- 0.1%
          20   Illinois State, Taxable Pension, GO,
               5.10%, 06/01/33                                                             18
               (Cost $20)

               CORPORATE NOTES & BONDS -- 40.7%
               ADVERTISING -- 0.2%
          50   Advanstar Communications, Inc.,
               12.00%, 02/15/11, Ser. B +                                                  44

               AEROSPACE -- 0.7%
          15   General Dynamics Corp.,
               2.13%, 05/15/06                                                             15
         100   L-3 Communications Corp.,
               7.63%, 06/15/12                                                            104
          10   Northrop Grumman Corp.,
               7.75%, 02/15/31                                                             12
           5   Raytheon Co.,
               6.55%, 03/15/10                                                              5
          10   The Boeing Co.,
               5.13%, 02/15/13 +                                                           10
               ------------------------------------------------------------------------------
                                                                                          146
               ==============================================================================

               AUTOMOTIVE -- 0.9%
$          5   DaimlerChrysler N.A. Holding Corp.,
               7.75%, 01/18/11                                                  $           6
          20   Dana Corp.,
               9.00%, 08/15/11                                                             21
           5   Delphi Corp.,
               6.50%, 08/15/13                                                              5
               Ford Motor Credit Co.,
          30   7.38%, 10/28/09                                                             31
          20   7.25%, 10/25/11                                                             20
          10   General Motors Acceptance Corp.,
               6.88%, 09/15/11                                                             10
               General Motors Corp.,
          30   7.20%, 01/15/11                                                             31
          10   8.25%, 07/15/23                                                             10
          15   8.38%, 07/15/33                                                             15
          50   TRW Automotive, Inc.,
               11.00%, 02/15/13, #                                                         56
               ------------------------------------------------------------------------------
                                                                                          205
               ==============================================================================

               BANKING -- 2.5%
           5   Abbey National Capital Trust I,
               8.96%, 12/31/49, FRN +                                                       6
          20   ABN-Amro North American Holding
               Preferred Capital Repackage Trust I,
               6.52%, 12/29/49, FRN, # +                                                   21
               Bank of America Corp.,
          45   3.25%, 08/15/08 +                                                           44
           5   7.40%, 01/15/11 +                                                            6
         250   Banque Centrale de Tunisie (Tunisia),
               7.38%, 04/25/12 +                                                          272
               Barclays Bank PLC (United Kingdom),
          10   6.86%, 12/31/49, FRN, # +                                                   10
          10   8.55%, 12/31/49, FRN, # +                                                   12
          10   Cadets Trust,
               4.80%, 07/15/13, Ser. 2003-1, #                                              9
          30   CBA Capital Trust I,
               5.80%, 12/31/49, #                                                          30
          10   Deutsche Bank Financial LLC,
               5.38%, 03/02/15                                                             10
           5   ForeningsSparbanken AB (Sweden),
               9.00%, 12/31/49, FRN, #                                                      6

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                    ANNUAL REPORT AUGUST 31 2003

PRINCIPAL
AMOUNT~        ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               BANKING -- CONTINUED
$         10   KBC Bank Fund Trust III,
               9.86%, 11/29/49, FRN, #                                          $          12
          20   KFW International Finance, Inc.,
               4.75%, 01/24/07                                                             21
           5   National City Bank,
               6.20%, 12/15/11                                                              5
          10   Popular North America, Inc.,
               4.25%, 04/01/08                                                             10
          15   RBS Capital Trust I,
               4.71%, 12/31/49, FRN                                                        14
          10   Royal Bank of Scotland Group PLC
               (United Kingdom),
               7.65%, 08/31/49, FRN                                                        12
          10   Scotland International
               Finance No. 2 BV (The Netherlands),
               4.25%, 05/23/13, #                                                           9
          20   Wachovia Bank NA,
               5.00%, 08/15/15                                                             19
           5   Wells Fargo & Co.,
               5.00%, 11/15/14                                                              5
          25   Westpac Capital Trust III,
               5.82%, 12/31/49, FRN, #                                                     25
               ------------------------------------------------------------------------------
                                                                                          558
               ==============================================================================

               BROADCASTING/CABLE -- 2.0%
         120   British Sky Broadcasting PLC
               (United Kingdom) (Yankee),
               6.88%, 02/23/09 +                                                          129
           5   COX Communications, Inc.,
               6.75%, 03/15/11                                                              5
          60   DirecTV Holdings LLC,
               8.38%, 03/15/13, #                                                          66
         175   Echostar DBS Corp.,
               10.38%, 10/01/07                                                           193
          50   Mediacom LLC/Mediacom
               Capital Corp.,
               9.50%, 01/15/13                                                             51
               ------------------------------------------------------------------------------
                                                                                          444
               ==============================================================================

               BUSINESS SERVICES -- 0.6%
          10   Cendant Corp.,
               7.13%, 03/15/15                                                             11
$         25   Electronic Data Systems Corp.,
               6.00%, 08/01/13, #                                               $          23
         100   Iron Mountain, Inc.,
               8.63%, 04/01/13                                                            104
               ------------------------------------------------------------------------------
                                                                                          138
               ==============================================================================

               CHEMICALS -- 1.1%
          50   IMC Global, Inc.,
               10.88%, 06/01/08, Ser. B                                                    52
               Lyondell Chemical Co.,
          10   9.63%, 05/01/07, Ser. A,                                                    10
         100   10.88%, 05/01/09                                                            96
          25   Noveon, Inc.,
               11.00%, 02/28/11, Ser. B                                                    28
          25   PolyOne Corp.,
               10.63%, 05/15/10                                                            21
           5   The Dow Chemical Co.,
               7.38%, 11/01/29                                                              5
          30   The Scotts Co.,
               8.63%, 01/15/09                                                             31
               ------------------------------------------------------------------------------
                                                                                          243
               ==============================================================================

               COMPUTER SOFTWARE -- 0.4%
         100   Unisys Corp.,
               6.88%, 03/15/10                                                             99

               CONSTRUCTION -- 1.8%
          80   D.R. Horton, Inc.,
               9.38%, 03/15/11                                                             85
         100   KB Home,
               8.63%, 12/15/08                                                            105
         100   Standard-Pacific Corp.,
               9.50%, 09/15/10                                                            108
         100   Terex Corp.,
               10.38%, 04/01/11, Ser. B                                                   110
               ------------------------------------------------------------------------------
                                                                                          408
               ==============================================================================

               CONSUMER PRODUCTS -- 0.0%^
         315   Drypers Corp.,
               10.25%, 06/15/07, Ser. B (d) (f) *                                           3

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~        ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               CONSUMER SERVICES -- 1.4%
$        100   Corrections Corp. of America,
               7.50%, 05/01/11                                                  $         102
         100   Service Corp. International,
               6.00%, 12/15/05                                                            100
         100   United Rentals, Inc.,
               10.75%, 04/15/08, Ser. B                                                   110
               ------------------------------------------------------------------------------
                                                                                          312
               ==============================================================================

               DIVERSIFIED -- 1.1%
               General Electric Capital Corp.,
         105   4.25%, 01/15/08, Ser. A, MTN                                               107
          10   5.45%, 01/15/13, Ser. A, MTN                                                10
         140   Tyco International Group SA
               (Luxembourg) (Yankee),
               6.38%, 10/15/11                                                            140
               ------------------------------------------------------------------------------
                                                                                          257
               ==============================================================================

               ENTERTAINMENT/LEISURE -- 0.9%
          80   Argosy Gaming Co.,
               10.75%, 06/01/09 +                                                          87
         100   Park Place Entertainment Corp.,
               7.00%, 04/15/13                                                            104
               ------------------------------------------------------------------------------
                                                                                          191
               ==============================================================================

               ENVIRONMENTAL SERVICES -- 0.8%
         175   Allied Waste North America,
               10.00%, 08/01/09, Ser. B +                                                 189

               FINANCIAL SERVICES -- 2.6%
          15   American Express Co.,
               4.88%, 07/15/13 +                                                           15
          15   American Express Credit Corp.,
               3.00%, 05/16/08 +                                                           14
               American General Finance Corp.,
           5   4.50%, 11/15/07, Ser. H, MTN +                                               5
          10   5.38%, 10/01/12, Ser. H, MTN +                                              10
          25   Arch Western Finance LLC,
               6.75%, 07/01/13, # +                                                        25
          10   Capital One Bank,
               4.88%, 05/15/08                                                             10
           5   CIT Group, Inc.,
               7.75%, 04/02/12                                                              6
$         25   Citigroup, Inc., 7.25%, 10/01/10                                 $          29
               Credit Suisse First Boston USA, Inc.,
           5   6.50%, 01/15/12                                                              5
          20   5.50%, 08/15/13                                                             20
          10   FleetBoston Financial Corp.,
               7.25%, 09/15/05                                                             11
               Goldman Sachs Group, Inc.,
           5   6.60%, 01/15/12                                                              5
          20   4.75%, 07/15/13                                                             19
           5   6.13%, 02/15/33                                                              5
          50   H&E Equipment Services LLC/
               H&E Finance Corp.,
               11.13%, 06/15/12                                                            42
               Household Finance Corp.,
           5   6.40%, 06/17/08, MTN                                                         5
           5   8.00%, 07/15/10                                                              6
           5   6.38%, 11/27/12                                                              5
               HSBC Capital Funding LP
               (Channel Islands),
          10   4.61%, 12/31/49, FRN, #                                                      9
          30   9.55%, 12/31/49, FRN, #                                                     37
          10   ING Capital Funding Trust III,
               8.44%, 12/31/49, FRN                                                        12
               Morgan Stanley,
          25   5.80%, 04/01/07                                                             27
          10   5.30%, 03/01/13                                                             10
         100   Nexstar Finance LLC/
               Nexstar Finance, Inc.,
               12.00%, 04/01/08                                                           111
          10   Principal Life Global Funding I,
               5.25%, 01/15/13, #                                                          10
           5   Prudential Holdings LLC,
               8.70%, 12/18/23, #                                                           6
          20   SLM Corp.,
               5.63%, 08/01/33, MTN                                                        18
          10   UBS Preferred Funding Trust I,
               8.62%, 12/31/49, FRN                                                        12
          15   UFJ Finance AEC (Aruba),
               6.75%, 07/15/13                                                             15
          65   Yell Finance BV
               (The Netherlands),
               10.75%, 08/01/11                                                            74
               ------------------------------------------------------------------------------
                                                                                          578
               ==============================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~        ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               FOOD/BEVERAGE PRODUCTS -- 1.2%
$          5   Archer-Daniels Midland Co.,
               5.94%, 10/01/32 +                                                $           5
         100   Del Monte Corp.,
               9.25%, 05/15/11, Ser. B                                                    106
          50   Dole Food Co., Inc.,
               7.25%, 06/15/10, #                                                          49
          10   Miller Brewing Co.,
               5.50%, 08/15/13, #                                                          10
         100   Swift & Co.,
               10.13%, 10/01/09                                                           106
               ------------------------------------------------------------------------------
                                                                                          276
               ==============================================================================

               HEALTH CARE/HEALTH CARE SERVICES -- 1.4%
         100   Alliance Imaging, Inc.,
               10.38%, 04/15/11 +                                                         104
          40   Ardent Health Services,
               10.00%, 08/15/13, # +                                                       41
         110   HCA, Inc.,
               6.75%, 07/15/13                                                            110
          35   Tenet Healthcare Corp.,
               7.38%, 02/01/13                                                             34
          15   Triad Hospitals, Inc.,
               11.00%, 05/15/09, Ser. B                                                    16
               ------------------------------------------------------------------------------
                                                                                          305
               ==============================================================================

               HOTELS/OTHER LODGING -- 2.2%
         100   Ameristar Casinos, Inc.,
               10.75%, 02/15/09 +                                                         112
         100   Extended Stay America, Inc.,
               9.88%, 06/15/11                                                            106
          50   Mandalay Resort Group,
               10.25%, 08/01/07, Ser. B                                                    56
          90   MGM Mirage, Inc.,
               9.75%, 06/01/07                                                            100
         100   Station Casinos, Inc.,
               9.88%, 07/01/10                                                            110
               ------------------------------------------------------------------------------
                                                                                          484
               ==============================================================================

               INSURANCE -- 0.3%
          10   Aegon NV (The Netherlands),
               4.75%, 06/01/13 +                                                            9
$         15   AXA (France),
               8.60%, 12/15/30 +                                                $          18
           5   Fund American Companies, Inc.,
               5.88%, 05/15/13                                                              5
          20   Monumental Global Funding II,
               3.85%, 03/03/08, #                                                          20
               Nationwide Financial Services, Inc.,
           5   6.25%, 11/15/11                                                              5
           5   5.90%, 07/01/12                                                              5
           5   New York Life Insurance Co.,
               5.88%, 05/15/33, #                                                           5
          10   QBE Insurance Group LTD (Australia),
               5.65%, 07/01/23, FRN, #                                                      9
               ------------------------------------------------------------------------------
                                                                                           76
               ==============================================================================

               MACHINERY & ENGINEERING EQUIPMENT -- 0.0%^
           5   Deere & Co., 6.95%, 04/25/14                                                 6

               MULTI-MEDIA -- 1.3%
          15   AOL Time Warner, Inc.,
               7.63%, 04/15/31 +                                                           16
          40   CSC Holdings, Inc.,
               7.63%, 04/01/11, Ser. B                                                     40
         100   Emmis Communications Corp.,
               8.13%, 03/15/09, Ser. B                                                    103
          15   Liberty Media Corp.,
               5.70%, 05/15/13                                                             14
          50   Lodgenet Entertainment Corp.,
               9.50%, 06/15/13                                                             52
          10   News America, Inc.,
               7.28%, 06/30/28                                                             11
          50   Radio One, Inc.,
               8.88%, 07/01/11, Ser. B                                                     55
           5   Walt Disney Co.,
               6.38%, 03/01/12                                                              5
               ------------------------------------------------------------------------------
                                                                                          296
               ==============================================================================

               OFFICE/BUSINESS EQUIPMENT -- 0.4%
          90   Xerox Corp.,
               7.63%, 06/15/13                                                             88

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~        ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               OIL & GAS -- 2.5%
$          5   Alberta Energy Co., LTD
               (Canada) (Yankee),
               7.38%, 11/01/31 +                                                $           6
               Amerada Hess Corp.,
           5   7.88%, 10/01/29 +                                                            5
           5   7.30%, 08/15/31 +                                                            5
          10   Anadarko Finance Co.,
               6.75%, 05/01/11, Ser. B +                                                   11
           5   Canadian Natural Resources LTD
               (Canada) (Yankee),
               7.20%, 01/15/32                                                              6
         100   Chesapeake Energy Corp.,
               8.13%, 04/01/11                                                            104
          10   Conoco Funding Co. (Canada),
               7.25%, 10/15/31                                                             11
         100   Denbury Resources, Inc.,
               7.50%, 04/01/13                                                            100
          10   Devon Financing Corp. ULC,
               7.88%, 09/30/31                                                             12
           5   Occidental Petroleum Corp.,
               6.75%, 01/15/12                                                              6
         100   Plains Exploration & Production Co.,
               8.75%, 07/01/12, Ser. B                                                    104
          25   Tesoro Petroleum Corp.,
               8.00%, 04/15/08                                                             26
          30   The Premcor Refining Group, Inc.,
               7.50%, 06/15/15, #                                                          29
           5   Transocean, Inc.,
               7.50%, 04/15/31                                                              6
         125   XTO Energy, Inc.,
               6.25%, 04/15/13                                                            124
               ------------------------------------------------------------------------------
                                                                                          555
               ==============================================================================

               PACKAGING -- 1.6%
               Crown European Holdings SA (France),
          60   9.50%, 03/01/11, #                                                          64
          60   10.88%, 03/01/13, #                                                         66
         100   Owens-Brockway Glass
               Container, Inc., 8.88%, 02/15/09                                           105
          10   Sealed Air Corp.,
               6.88%, 07/15/33, #                                                          10
$        100   Stone Container Corp.,
               9.75%, 02/01/11                                                  $         108
               ------------------------------------------------------------------------------
                                                                                          353
               ==============================================================================

               PAPER/FOREST PRODUCTS -- 0.9%
               Georgia-Pacific Corp.,
         100   8.88%, 02/01/10, #                                                         106
          65   9.50%, 12/01/11                                                             69
           5   International Paper Co.,
               5.85%, 10/30/12                                                              5
           5   MeadWestvaco Corp.,
               6.85%, 04/01/12                                                              5
          20   Tembec Industries, Inc. (Canada),
               8.50%, 02/01/11                                                             20
           5   Weyerhaeuser Co.,
               6.75%, 03/15/12                                                              5
               ------------------------------------------------------------------------------
                                                                                          210
               ==============================================================================

               PIPELINES -- 1.2%
          15   Aquila, Inc.,
               14.88%, 07/01/12 +                                                          17
          25   Dynegy Holdings, Inc.,
               10.13%, 07/15/13, #                                                         26
         130   El Paso Corp.,
               7.88%, 06/15/12, #                                                         114
          10   Kinder Morgan, Inc.,
               6.50%, 09/01/12                                                             11
         100   Northwest Pipeline Corp.,
               8.13%, 03/01/10                                                            104
           5   TransCanada Pipelines LTD
               (Canada) (Yankee),
               8.63%, 05/15/12                                                              6
               ------------------------------------------------------------------------------
                                                                                          278
               ==============================================================================

               REAL ESTATE INVESTMENT TRUST -- 1.9%
         100   FelCor Lodging LP,
               10.00%, 09/15/08                                                           105
         100   Host Marriott LP,
               9.25%, 10/01/07, Ser. G                                                    106

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~        ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               REAL ESTATE INVESTMENT TRUST -- CONTINUED
$        100   MeriStar Hospitality
               Operating Partnership
               LP/MeriStar Hospitality
               Finance Corp.,
               10.50%, 06/15/09                                                 $         102
         100   Ventas Realty LP/Ventas
               Capital Corp.,
               9.00%, 05/01/12                                                            106
               ------------------------------------------------------------------------------
                                                                                          419
               ==============================================================================

               RESTAURANTS/FOOD SERVICES -- 1.3%
          60   NE Restaurant Co., Inc.,
               10.75%, 07/15/08                                                            55
         200   Yum! Brands, Inc.,
               8.88%, 04/15/11                                                            226
               ------------------------------------------------------------------------------
                                                                                          281
               ==============================================================================

               RETAILING -- 1.4%
           5   Federated Department Stores, Inc.,
               6.63%, 04/01/11                                                              5
         100   Great Atlantic & Pacific Tea Co.,
               9.13%, 12/15/11                                                             91
          40   JC Penney Co., Inc.,
               8.00%, 03/01/10                                                             42
           5   Kroger Co.,
               6.80%, 04/01/11                                                              5
         100   Rite Aid Corp.,
               9.50%, 02/15/11, #                                                         108
          10   Safeway, Inc.,
               6.50%, 03/01/11                                                             11
           5   Sears Roebuck Acceptance Corp.,
               7.00%, 06/01/32                                                              5
          20   Sonic Automotive, Inc.,
               8.63%, 08/15/13, #                                                          20
          25   The Gap, Inc.,
               6.90%, 09/15/07                                                             26
               ------------------------------------------------------------------------------
                                                                                          313
               ==============================================================================

               SEMI-CONDUCTORS -- 0.1%
          25   Fairchild Semiconductor
               International, Inc.,
               10.50%, 02/01/09                                                            28

               SHIPPING/TRANSPORTATION -- 0.1%
$          5   Burlington Northern
               Santa Fe Corp.,
               6.75%, 07/15/11                                                  $           6
           5   CSX Corp.,
               6.30%, 03/15/12                                                              5
          10   Norfolk Southern Corp.,
               6.75%, 02/15/11                                                             11
           5   Union Pacific Corp.,
               6.65%, 01/15/11                                                              5
               ------------------------------------------------------------------------------
                                                                                           27
               ==============================================================================

               STEEL -- 0.4%
          15   AK Steel Corp.,
               7.88%, 02/15/09 +                                                           12
          70   Euramax International LTD,
               8.50%, 08/15/11, #                                                          71
               ------------------------------------------------------------------------------
                                                                                           83
               ==============================================================================

               TELECOMMUNICATIONS -- 2.7%
          15   AT&T Broadband Corp.,
               8.38%, 03/15/13 +                                                           18
           5   AT&T Corp.,
               8.50%, 11/15/31 +                                                            6
          10   AT&T Wireless Services, Inc.,
               7.88%, 03/01/11 +                                                           11
          30   Avaya, Inc.,
               11.13%, 04/01/09 +                                                          34
           5   British Telecom PLC
               (United Kingdom),
               8.88%, 12/15/30, SUB                                                         6
           5   Citizens Communications Co.,
               9.25%, 05/15/11                                                              6
               Deutsche Telekom International
               Finance BV (The Netherlands),
           5   8.50%, 06/15/10                                                              6
           5   5.25%, 07/22/13                                                              5
           5   8.75%, 06/15/30                                                              6
               France Telecom (France),
           5   9.25%, 03/01/11                                                              6
          10   10.00%, 03/01/31                                                            13

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~        ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               TELECOMMUNICATIONS -- CONTINUED
$         40   Insight Midwest LP/Insight
               Capital, Inc.,
               9.75%, 10/01/09                                                  $          41
           5   Koninklijke KPN NV
               (The Netherlands),
               8.00%, 10/01/10                                                              6
          85   Nextel Communications, Inc.,
               9.38%, 11/15/09                                                             92
          30   Nortel Networks LTD,
               6.13%, 02/15/06                                                             29
          80   Qwest Corp.,
               8.88%, 03/15/12, #                                                          86
               Sprint Capital Corp.,
          15   7.63%, 01/30/11                                                             16
          10   8.75%, 03/15/32                                                             11
          10   TCI Communications, Inc.,
               7.88%, 02/15/26                                                             11
           5   Telefonica Europe BV
               (The Netherlands),
               7.75%, 09/15/10                                                              6
          20   Triton PCS, Inc.,
               8.50%, 06/01/13, #                                                          21
         100   TSI Telecommunication Services, Inc.,
               12.75%, 02/01/09, Ser. B                                                    98
          15   Verizon New Jersey, Inc.,
               5.88%, 01/17/12, Ser. A                                                     16
          20   Verizon New York, Inc.,
               6.88%, 04/01/12, Ser. A                                                     22
          15   Vodafone Group PLC
               (United Kingdom),
               7.75%, 02/15/10                                                             17
               ------------------------------------------------------------------------------
                                                                                          589
               ==============================================================================

               TELECOMMUNICATIONS EQUIPMENT -- 0.1%
          25   ACC Escrow Corp.,
               10.00%, 08/01/11, # +                                                       27

               TRANSPORTATION -- 0.2%
          35   CP Ships LTD (Canada),
               10.38%, 07/15/12                                                            39

               UTILITIES -- 2.5%
$          5   AEP Texas Central Co.,
               5.50%, 02/15/13, # +                                             $           5
          30   Allegheny Energy Supply,
               8.75%, 04/15/12, # +                                                        25
           5   Arizona Public Service Co.,
               4.65%, 05/15/15 +                                                            5
         125   Calpine Corp.,
               8.50%, 02/15/11                                                             93
          50   CenterPoint Energy Resources Corp.,
               7.88%, 04/01/13, #                                                          54
          50   CMS Energy Corp.,
               7.75%, 08/01/10, #                                                          47
           5   Columbus Southern Power Co.,
               5.50%, 03/01/13, #                                                           5
          15   Consolidated Edison
               Company of New York,
               5.63%, 07/01/12, Ser. 2002-A                                                16
          15   Constellation Energy Group, Inc.,
               4.55%, 06/15/15                                                             13
          15   Dominion Resources, Inc.,
               8.13%, 06/15/10, Ser. A                                                     18
           5   DTE Energy Co.,
               6.38%, 04/15/33                                                              5
           5   Duke Capital Corp.,
               6.25%, 02/15/13                                                              5
          10   Duke Energy Corp.,
               3.75%, 03/05/08, #                                                          10
          30   Edison Mission Energy,
               9.88%, 04/15/11, #                                                          25
           5   FirstEnergy Corp.,
               7.38%, 11/15/31, Ser. C                                                      5
          10   Florida Power & Light Co.,
               4.85%, 02/01/13                                                             10
           5   MidAmerican Energy Co.,
               6.75%, 12/30/31                                                              5
               National Rural Utilities Cooperative
               Finance Corp.,
           5   6.50%, 03/01/07, Ser. C, MTN                                                 5
          15   3.88%, 02/15/08                                                             15
           5   Nisource Finance Corp.,
               6.15%, 03/01/13                                                              5

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~        ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               UTILITIES -- CONTINUED
$        150   Peabody Energy Corp.,
               6.88%, 03/15/13, Ser. B                                          $         149
          10   Pepco Holdings, Inc.,
               6.45%, 08/15/12                                                             10
           5   Progress Energy, Inc.,
               7.10%, 03/01/11                                                              5
          20   Reliant Resources, Inc.,
               9.50%, 07/15/13, #                                                          18
          10   TXU Energy Co.,
               7.00%, 03/15/13, #                                                          10
               ------------------------------------------------------------------------------
                                                                                          563
               ==============================================================================
               Total Corporate Notes & Bonds                                            9,111
               (Cost $9,015)
               ==============================================================================

               RESIDENTIAL MORTGAGE BACKED
               SECURITIES -- 11.6%
               MORTGAGE BACKED PASS-THROUGH
               SECURITIES -- 11.6%
               Federal Home Loan Mortgage Corp.,
          35   6.00%, 05/01/17, Gold Pool E89420                                           36
         329   6.00%, 04/01/32, Gold Pool C66183                                          334
         461   5.50%, 04/01/33, Gold Pool C01527                                          460
         483   5.50%, 05/01/33, Gold Pool C79349                                          481
               Federal National Mortgage Association,
         411   5.50%, 11/01/32, Pool 254594                                               410
         406   5.50%, 12/01/32, Pool 687398                                               405
         497   5.00%, 07/01/33, Pool 357407                                               481
               ------------------------------------------------------------------------------
               Total Residential Mortgage
               Backed Securities                                                        2,607
               (Cost $2,653)
               ==============================================================================

               COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.2%
         225   Credit Suisse First Boston
               Mortgage Securities Corp.,
               3.94%, 05/15/38, Ser. 2003-C3,
               Class A5                                                                   204
          60   LB-UBS Commercial Mortgage Trust,
               6.65%, 11/15/27, Ser. 2001-C2, Class A2                                     66
               ------------------------------------------------------------------------------
               Total Commercial Mortgage
               Backed Securities                                                          270
               (Cost $286)
               ==============================================================================

               ASSET BACKED SECURITIES -- 4.5%
$         35   American Express Credit
               Account Master Trust,
               1.69%, 01/15/09, Ser. 2003-4,
               Class A +                                                        $          34
          75   AmeriCredit Automobile
               Receivables Trust,
               5.37%, 06/12/08, Ser. 2001-B,
               Class A4 +                                                                  78
          20   Bank One Issuance Trust,
               4.77%, 02/16/16, Ser. 2003-C3,
               Class C3 +                                                                  18
               Capital Auto Receivables Asset Trust,
          40   1.15%, 02/15/07, Ser. 2003-2,
               Class A3B, FRN                                                              40
          25   1.96%, 01/15/09, Ser. 2003-2,
               Class A4A                                                                   24
          15   Citibank Credit Card Issuance Trust,
               5.00%, 06/10/15, Ser. 2003-C4,
               Class C4                                                                    14
               Discover Card Master Trust I,
         190   5.30%, 11/16/06, Ser. 2001-5,
               Class A                                                                    194
          25   1.16%, 05/16/07, Ser. 2002-5,
               Class A, FRN                                                                25
          35   First USA Credit Card Master Trust,
               1.47%, 11/20/06, Ser. 2001- 2,
               Class B, FRN                                                                35
               Ford Credit Auto Owner Trust,
          55   5.25%, 09/15/05, Ser. 2001-C,
               Class A5                                                                    56
         150   4.01%, 03/15/06, Ser. 2001-E,
               Class A4                                                                   153
          75   Household Automotive Trust,
               2.22%, 11/17/09, Ser. 2003-1,
               Class A4                                                                    73
          98   Long Beach Mortgage Loan Trust,
               1.43%, 07/25/33, Ser. 2003-3,
               Class A, FRN                                                                98

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT~        ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               ASSET BACKED SECURITIES -- CONTINUED
$         20   Morgan Stanley Auto Loan Trust,
               2.17%, 04/15/11, Ser. 2003-HB1,
               Class A2                                                         $          20
          15   Onyx Acceptance Grantor Trust,
               2.66%, 05/17/10, Ser. 2003-C,
               Class A4                                                                    15
          20   Option One Mortgage Loan Trust,
               1.43%, 07/01/33, Ser. 2003-5,
               Class A2, FRN                                                               20
               Residential Asset Securities Corp.,
          15   1.36%, 07/25/32, Ser. 2002-KS4,
               Class AIIB, FRN                                                             15
          30   1.40%, 07/25/33, Ser. 2003-KS5,
               Class AIIB, FRN                                                             30
          40   USAA Auto Owner Trust,
               2.04%, 02/16/10, Ser. 2003-1,
               Class A4                                                                    39
          25   Wachovia Asset Securitization, Inc.,
               1.54%, 12/25/32, Ser. 2002-HE2,
               Class A, FRN                                                                25
               ------------------------------------------------------------------------------
               Total Asset Backed Securities                                            1,006
               (Cost $1,005)
               ==============================================================================

SHARES         ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
               WARRANT -- 0.0%^
               TELECOMMUNICATIONS -- 0.0%^
           0^^ Startec Global Communications Corp.,
               0.00%, 05/15/08 +                                                $           0^^
               (Cost $0)^^
               ------------------------------------------------------------------------------
               Total Long-Term Investments                                             21,161
               (Cost $20,353)
               ==============================================================================

SHORT-TERM INVESTMENT -- 5.5%

               MONEY MARKET FUND -- 5.5%
       1,238   JPMorgan Prime Money
               Market Fund (a) +                                                        1,238
               (Cost $1,238)
               ------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.0%                                      $      22,399
               (COST $21,591)
               ==============================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SUMMARY OF INVESTMENTS BY COUNTRY, AUGUST 31, 2003

COUNTRY                                    % OF INVESTMENT SECURITIES
---------------------------------------------------------------------
United States                                         68.6%
Germany                                                3.9
The Netherlands                                        3.2
Brazil                                                 2.1
Mexico                                                 2.0
Colombia                                               1.9
Peru                                                   1.8
Russia                                                 1.8
Turkey                                                 1.4
Bulgaria                                               1.3
Philippines                                            1.3
Chile                                                  1.2
Costa Rica                                             1.2
Tunisia                                                1.2
Panama                                                 1.0
South Africa                                           1.0
Canada                                                 0.9
United Kingdom                                         0.8
France                                                 0.7
Luxembourg                                             0.6
Qatar                                                  0.6
Malaysia                                               0.5
Other (below 0.5%)                                     1.0
---------------------------------------------------------------------
TOTAL                                                100.0%
=====================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                            NOTIONAL                UNREALIZED
NUMBER OF                                                                   VALUE AT              APPRECIATION
CONTRACTS      DESCRIPTION                           EXPIRATION DATE   8/31/03 (USD)       (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------
               LONG FUTURES OUTSTANDING
2              Treasury Bonds                         December, 2003      $      212              $          3
6              2 Year Treasury Notes                  December, 2003           1,278                         2
2              Eurodollar                                March, 2004             492                        (1)

               SHORT FUTURES OUTSTANDING
(9)            5 Year Treasury Notes                  December, 2003            (989)                       (2)
(7)            10 Year Treasury Notes                 December, 2003            (768)                       (6)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                NET UNREALIZED
                                          SETTLEMENT         SETTLEMENT         VALUE AT          APPRECIATION
     CONTRACTS TO SELL                          DATE        VALUE (USD)    8/31/03 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------
1,400                   EUR                  9/30/03        $     1,523    $       1,536          $        (13)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Treasury Income Fund

PORTFOLIO OF INVESTMENTS                        AS OF AUGUST 31, 2003
(Amounts in thousands)

PRINCIPAL
AMOUNT
(USD)          ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 94.0%

               U.S. TREASURY SECURITIES -- 78.8%
               U.S. Treasury Notes & Bonds,
$     13,960   1.13%, 06/30/05 +                                                $      13,786
       2,480   3.25%, 08/15/07 +                                                        2,502
       2,000   5.75%, 08/15/10 +                                                        2,212
       9,865   5.00%, 02/15/11 +                                                       10,419
       2,315   3.88%, 02/15/13 +                                                        2,218
       2,430   4.25%, 08/15/13                                                          2,391
       1,285   7.25%, 05/15/16 +                                                        1,571
      13,000   9.00%, 11/15/18 +                                                       18,384
       5,700   8.13%, 08/15/19 @ +                                                      7,539
       8,600   8.50%, 02/15/20 +                                                       11,773
       3,540   8.00%, 11/15/21 +                                                        4,679
      15,000   7.25%, 08/15/22 +                                                       18,484
      10,625   6.38%, 08/15/27 +                                                       12,050
               ------------------------------------------------------------------------------
               Total U.S. Treasury Securities                                         108,008
               (Cost $106,957)
               ==============================================================================

               RESIDENTIAL MORTGAGE BACKED SECURITIES -- 13.8%
               MORTGAGE BACKED PASS-THROUGH SECURITIES -- 13.8%
           0^^ Federal Home Loan
               Mortgage Corp.,
               7.00%, 12/01/14, Gold Pool E00766                                            0^^
               Government National Mortgage
               Association,
       5,655   6.00%, 10/15/32, Pool 552829                                             5,778
       7,580   6.00%, 12/15/32, Pool 596765                                             7,745
       5,451   5.50%, 01/15/33, Pool 603915                                             5,455
               ------------------------------------------------------------------------------
               Total Residential Mortgage
               Backed Securities                                                       18,978
               (Cost $19,114)
               ==============================================================================

               ASSET BACKED SECURITIES -- 1.4%
$        465   Discover Card Master Trust I,
               1.16%, 05/16/07, Ser. 2002-5,
               Class A, FRN                                                     $         465
         355   Morgan Stanley Auto Loan Trust,
               2.17%, 04/15/11, Ser. 2003-HB1,
               Class A2                                                                   351
         615   Residential Asset Securities Corp.,
               1.40%, 07/25/33, Ser. 2003-KS5,
               Class AIIB, FRN                                                            613
         455   Wachovia Asset Securitization, Inc.,
               1.54%, 12/25/32, Ser. 2002-HE2,
               Class A, FRN                                                               456
               ------------------------------------------------------------------------------
               Total Asset Backed Securities                                            1,885
               (Cost $1,892)
               ==============================================================================
               Total Long-Term Investments                                            128,871
               (Cost $127,963)
               ==============================================================================

SHARES
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 6.0%

               MONEY MARKET FUND -- 6.0%
       8,176   JPMorgan 100% U.S. Treasury
               Securities Money Market Fund (a)                                         8,176
               (Cost $8,176)
               ------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.0%                                      $     137,047
               (COST $136,139)
               ==============================================================================

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                            NOTIONAL              UNREALIZED
NUMBER OF                                                                   VALUE AT            APPRECIATION
CONTRACTS      DESCRIPTION                           EXPIRATION DATE   8/31/03 (USD)     (DEPRECIATION) (USD)
-------------------------------------------------------------------------------------------------------------
               LONG FUTURES OUTSTANDING
223            2 Year Treasury Notes                  December, 2003      $   47,509                      69
69             5 Year Treasury Notes                  December, 2003           7,580                      19
80             10 Year Treasury Notes                 December, 2003           8,778                      97
6              Eurodollar                                 June, 2004           1,471                     (11)

               SHORT FUTURES OUTSTANDING
(361)          Treasury Bonds                         December, 2003         (38,266)                   (451)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Funds

Abbreviations
*     -- Non-income producing security.
#     -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
~     -- Denominated in United States Dollars unless otherwise noted.
^^    -- Amount rounds to less than one thousand.
^     -- Amount rounds to less than 0.1%.
+     -- All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities, swaps or written options.
@     -- Security is fully or partially segregated with brokers as intitial margin for futures contracts.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
(d)   -- Defaulted security.
(f) -- Fair Valued Investment. The following are approximately the market value and percentage of the investments that are fair valued
         (amounts in thousands):

         FUND                                             MARKET VALUE   PERCENTAGE
         ----                                             ------------   ----------
         JPMorgan Bond Fund                                   $ 19,954         1.45%
         JPMorgan Enhanced Income Fund                        $  4,246         1.17%
         JPMorgan Fleming Emerging Markets Debt Fund          $      0         0.00%
         JPMorgan Global Strategic Income Fund                $ 16,055        13.06%
         JPMorgan Strategic Income Fund                       $      3         0.01%

(i)   -- Security is considered illiquid and may be difficult to sell.
CAD   -- Canadian Dollar.
CONS  -- Consolidated Bonds.
DN    -- Discount Note. The rate shown is the effective yield at the date of purchase.
EUR   -- Euro.
FNMA  -- Federal National Mortgage Association.
FRA   -- Forward Rate Agreement.
FRDO  -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at August 31, 2003.
FRN   -- Floating Rate Note. The rate shown is the rate in effect as of
         August 31, 2003.
GBP   -- Great Britain Pound.
GO    -- General Obligation Bond.
IO    -- Interest Only.
LIBOR -- London Interbank Offered Rate.
MBIA  -- Municipal Bond Insurance Association.
MTN   -- Medium Term Note.
NZD   -- New Zealand Dollar.
PO    -- Principal Only.
RAMS  -- Reverse Annuity Mortgage Security.
Rev.  -- Revenue Bond.
Ser.  -- Series.
SUB   -- Step-up Bond. The rate shown is the rate in effect as of August
         31, 2003.
TBA   -- To Be Announced.
USD   -- United States Dollar.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Funds

STATEMENT OF ASSETS
AND LIABILITIES                                 AS OF AUGUST 31, 2003
(Amounts in thousands, except per share amounts)

                                                           BOND              BOND
                                                           FUND           FUND II
ASSETS
Investment securities, at value                 $     1,372,904   $     1,226,490
Foreign currency, at value                                    9                --
Receivables:
    Investment securities sold                          239,624           244,174
    Fund shares sold                                        624               538
    Interest and dividends                                9,841             7,654
    Variation Margin                                        214               112
    Unrealized appreciation on open
    swap contracts                                        8,064             1,705
    Expense reimbursements                                    1                --
---------------------------------------------------------------------------------
Total Assets                                          1,631,281         1,480,673
=================================================================================

LIABILITIES
Payables:
    Due to custodian                                        485                --
    Dividends                                             1,138             4,007
    Investment securities purchased                     380,074           395,987
    Fund shares redeemed                                  2,402             1,129
    Outstanding options written,
    at fair value                                         7,038             5,668
    Unrealized depreciation on open
    swap contracts                                        5,581             3,759
Accrued liabilities:
    Investment advisory fees                                316               275
    Administration fees                                      21               101
    Shareholder servicing fees                              103                78
    Distribution fees                                         2                10
    Custodian fees                                           47                32
    Trustees' fees - deferred
    compensation plan                                        --^              169
    Other                                                    79                27
---------------------------------------------------------------------------------
Total Liabilities                                       397,286           411,242
=================================================================================
Net Assets                                      $     1,233,995   $     1,069,431
=================================================================================

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                    ANNUAL REPORT AUGUST 31 2003

                                                           BOND              BOND
                                                           FUND           FUND II
NET ASSETS
Paid in capital                                 $     1,200,716   $     1,063,940
Accumulated undistributed
(overdistributed) net investment income                    (573)             (737)
Accumulated net realized gain (loss)
on investments, futures, foreign
exchange transactions, written
options and swaps                                        32,632             7,061
Net unrealized appreciation
(depreciation) of investments,
futures, foreign exchange translations,
written options and swaps                                 1,220              (833)
---------------------------------------------------------------------------------
Total Net Assets                                $     1,233,995   $     1,069,431
=================================================================================
Shares of beneficial interest outstanding
($0.001 par value; unlimited
number of shares authorized):
    Class A                                                 199               784
    Class B                                                 253               374
    Class C                                                  27                --
    Institutional                                        48,091                --
    Select                                               30,956            25,241
    Ultra                                                44,631                --
Net Asset Value:
    Class A (and redemption price)              $         10.03   $         40.59
    Class B*                                    $          9.95   $         40.49
    Class C*                                    $         10.01   $            --
    Institutional (and redemption price)        $          9.94   $            --
    Select (and redemption price)               $          9.94   $         40.51
    Ultra (and redemption price)                $          9.95   $            --
Class A Maximum Public Offering
Price Per Share (net asset value per
share/95.5%)                                    $         10.50   $         42.50
Cost of investments                             $     1,368,509   $     1,219,789
Cost of foreign currency                        $             9   $            --
---------------------------------------------------------------------------------
Premiums received from options written          $         2,349   $         1,909
=================================================================================

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          FLEMING
                                                       ENHANCED          EMERGING
                                                         INCOME      MARKETS DEBT
                                                           FUND              FUND
ASSETS
Investment securities, at value                 $       363,444   $        58,262
Cash                                                         --                88
Foreign currency, at value                                   --                16
Receivables:
    Investment securities sold                           16,761               792
    Fund shares sold                                         --^              179
    Interest and dividends                                  895             1,164
    Variation margin                                          2                --
    Unrealized appreciation on open
    swap contracts                                           24                --
---------------------------------------------------------------------------------
Total Assets                                            381,126            60,501
=================================================================================

LIABILITIES
Payables:
    Due to custodian                                         36                --
    Dividends                                               172                40
    Investment securities purchased                      26,209                --
    Fund shares redeemed                                    134                27
    Outstanding options written,
    at fair value                                            18                --
    Unrealized depreciation on open
    swap contracts                                           32                --
Accrued liabilities:
    Investment advisory fees                                 43                35
    Administration fees                                      --                 1
    Shareholder servicing fees                               --                 3
    Custodian fees                                           12                 9
    Other                                                    62                75
---------------------------------------------------------------------------------
Total Liabilities                                        26,718               190
=================================================================================
Net Assets                                      $       354,408   $        60,311
=================================================================================

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          FLEMING
                                                       ENHANCED          EMERGING
                                                         INCOME      MARKETS DEBT
                                                           FUND              FUND
NET ASSETS
Paid in capital                                 $       359,640   $        55,322
Accumulated undistributed
(overdistributed) net investment income                    (131)              292
Accumulated net realized gain (loss)
on investments, futures, foreign
exchange transactions, written options
and swaps                                                (4,911)           (2,591)
Net unrealized appreciation
(depreciation) of investments, futures,
foreign exchange translations,
written options and swaps                                  (190)            7,288
---------------------------------------------------------------------------------
Total Net Assets                                $       354,408   $        60,311
=================================================================================
Shares of beneficial interest outstanding
($0.001 par value; unlimited
number of shares authorized):
     Institutional                                       35,956                --
     Select                                                  --             6,688
Net Asset Value:
     Institutional (and redemption price)       $          9.86   $            --
     Select (and redemption price)              $            --   $          9.02
Cost of investments                             $       363,657   $        50,937
Cost of foreign currency                        $            --   $            54
---------------------------------------------------------------------------------
Premiums received from options written          $           112   $            --
=================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

                                                              GLOBAL
                                                           STRATEGIC
                                                              INCOME
                                                                FUND
ASSETS
Investment securities, at value                      $       122,883
Cash                                                             119
Foreign currency, at value                                       173
Receivables:
    Investment securities sold                                 3,407
    Fund shares sold                                              25
    Interest and dividends                                     1,392
    Variation margin                                              24
    Unrealized appreciation on forward
    foreign currency exchange contracts                          434
--------------------------------------------------------------------
Total Assets                                                 128,457
====================================================================
LIABILITIES
Payables:
    Dividends                                                    409
    Investment securities purchased                           16,785
    Fund shares redeemed                                         434
    Unrealized depreciation on forward
    foreign currency exchange contracts                           14
Accrued liabilities:
    Investment advisory fees                                       5
    Administration fees                                            1
    Shareholder servicing fees                                     7
    Distribution fees                                             --^
    Custodian fees                                                18
    Other                                                         51
--------------------------------------------------------------------
Total Liabilities                                             17,724
====================================================================
Net Assets                                           $       110,733
====================================================================

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                              GLOBAL
                                                           STRATEGIC
                                                              INCOME
                                                                FUND
NET ASSETS
Paid in capital                                      $       139,541
Accumulated undistributed
(overdistributed) net investment income                       (1,273)
Accumulated net realized gain (loss)
on investments, futures and foreign
exchange transactions                                        (32,393)
Net unrealized appreciation
(depreciation) of investments, futures
and foreign exchange translations                              4,858
--------------------------------------------------------------------
Total Net Assets                                     $       110,733
====================================================================
Shares of beneficial interest outstanding
($0.001 par value; unlimited
number of shares authorized):
     Class A                                                      44
     Class B                                                      36
     Institutional                                            11,999
     Select                                                      331
Net Asset Value:
     Class A (and redemption price)                  $          8.92
     Class B*                                        $          8.86
     Institutional (and redemption price)            $          8.92
     Select (and redemption price)                   $          8.92
Class A Maximum Public Offering
Price Per Share (net asset value per
share/95.5%)                                         $          9.34
Cost of investments                                  $       118,430
Cost of foreign currency                             $           171

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                     SHORT TERM        SHORT TERM
                                                           BOND              BOND
                                                           FUND           FUND II
ASSETS
Investment securities, at value                 $     1,078,336   $     1,718,955
Receivables:
     Investment securities sold                          70,706           108,004
     Fund shares sold                                     5,032             2,773
     Interest and dividends                               3,038             5,965
     Variation margin                                       239                --
     Unrealized appreciation on
     open swap contracts                                    938               104
---------------------------------------------------------------------------------
Total Assets                                          1,158,289         1,835,801
=================================================================================
LIABILITIES
Payables:
     Due to custodian                                     6,409             8,939
     Dividends                                              631             2,596
     Investment securities purchased                    212,448           267,869
     Fund shares redeemed                                   911             1,316
     Variation margin                                       206                 5
     Outstanding options written,
     at fair value                                           40                66
     Unrealized depreciation on open
     swap contracts                                         133                --
Accrued liabilities:
     Investment advisory fees                               175               333
     Administration fees                                     --               113
     Shareholder servicing fees                              26               319
     Distribution fees                                        2               356
     Custodian fees                                          28                34
     Trustees' fees - deferred
     compensation plan                                       --^               21
     Other                                                   70                63
---------------------------------------------------------------------------------
Total Liabilities                                       221,079           282,030
=================================================================================
Net Assets                                      $       937,210   $     1,553,771
=================================================================================

^ Amounts rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                     SHORT TERM        SHORT TERM
                                                           BOND              BOND
                                                           FUND           FUND II
NET ASSETS
Paid in capital                                 $       936,087   $     1,553,796
Accumulated undistributed
(overdistributed) net investment income                     996            (2,896)
Accumulated net realized gain (loss) on
investments, futures, foreign exchange
transactions, written options and swaps                  (4,183)           (2,495)
Net unrealized appreciation
(depreciation) of investments, futures,
written options and swaps                                 4,310             5,366
---------------------------------------------------------------------------------
Total Net Assets                                $       937,210   $     1,553,771
=================================================================================
Shares of beneficial interest outstanding
($0.001 par value; unlimited
number of shares authorized):
     Class A                                                886             4,307
     Institutional                                       81,714                --
     Class M                                                 --           114,132
     Select                                              12,427            33,381
Net Asset Value:
     Class A (and redemption price)             $          9.85   $         10.23
     Institutional (and redemption price)       $          9.86   $            --
     Class M (and redemption price)             $            --   $         10.23
     Select (and redemption price)              $          9.86   $         10.25
Class A Maximum Public Offering
Price Per Share (net asset value
per share/98.5%)                                $         10.00   $         10.39
Class M Maximum Public Offering
Price Per Share (net asset value
per share/98.5%)                                $            --   $         10.39
Cost of investments                             $     1,074,370   $     1,713,824
Premiums received from options written          $           251   $           418

SEE NOTES TO FINANCIAL STATEMENTS.

                                                      STRATEGIC     U.S. TREASURY
                                                         INCOME            INCOME
                                                           FUND              FUND
ASSETS
Investment securities, at value                 $        22,399   $       137,047
Foreign currency, at value                                   58                --
Receivables:
     Investment securities sold                              25                --
     Fund shares sold                                        15               270
     Interest and dividends                                 318               759
     Variation margin                                         1                17
     Expense reimbursements                                   5                --
---------------------------------------------------------------------------------
Total Assets                                             22,821           138,093
=================================================================================
LIABILITIES
Payables:
     Dividends                                               58               155
     Investment securities purchased                        219             2,393
     Fund shares redeemed                                   103               711
     Unrealized loss on forward foreign
     currency exchange contracts                             13                --
Accrued liabilities:
     Investment advisory fees                                --                30
     Shareholder servicing fees                               1                10
     Distribution fees                                       11                13
     Custodian fees                                          15                11
     Trustees' fees - deferred
     compensation plan                                        1                32
     Other                                                   43                55
---------------------------------------------------------------------------------
Total Liabilities                                           464             3,410
=================================================================================
Net Assets                                      $        22,357   $       134,683
=================================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                      STRATEGIC     U.S. TREASURY
                                                         INCOME            INCOME
                                                           FUND              FUND
NET ASSETS
Paid in capital                                 $        24,541   $       136,229
Accumulated undistributed
(overdistributed) net investment income                    (195)                9
Accumulated net realized gain (loss)
on investments, futures and foreign
exchange transactions                                    (2,777)           (2,186)
Net unrealized appreciation
(depreciation) of investments, futures
and foreign exchange translations                           788               631
---------------------------------------------------------------------------------
Total Net Assets                                $        22,357   $       134,683
=================================================================================
Shares of beneficial interest outstanding
($0.001 par value; unlimited number of
shares authorized):
     Class A                                                343             3,989
     Class B                                                937             1,695
     Class C                                                412                --
     Class M                                                825                --
     Select                                                  --             5,914
Net Asset Value:
     Class A (and redemption price)             $          8.89   $         11.61
     Class B*                                   $          8.89   $         11.60
     Class C*                                   $          8.89   $            --
     Class M (and redemption price)             $          8.87   $            --
     Select (and redemption price)              $            --   $         11.62
Class A Maximum Public Offering
Price Per Share (net asset value per
share/95.5%)                                    $          9.31   $         12.16
Class M Maximum Public Offering
Price Per Share (net asset value per
share/97.0%)                                    $          9.14   $            --
Cost of investments                             $        21,591   $       136,139
Cost of foreign currency                        $            59   $            --

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS              FOR THE YEAR ENDED AUGUST 31, 2003
(Amounts in thousands)

                                                           BOND              BOND
                                                           FUND           FUND II
INVESTMENT INCOME
Interest                                        $        67,186   $        42,314
Dividend income from affiliated
investments*                                              2,640             1,709
---------------------------------------------------------------------------------
Total investment income                                  69,826            44,023
=================================================================================

EXPENSES
Investment advisory fees                                  4,554             2,712
Administration fees                                       2,277             1,356
Shareholder servicing fees                                1,758             2,260
Distribution fees                                            21               201
Custodian fees                                              339               207
Printing and postage                                         78                12
Professional fees                                           179               128
Registration expenses                                        64                35
Transfer agent fees                                         110               110
Trustees' fees                                               16                 9
Other                                                        76                55
---------------------------------------------------------------------------------
Total expenses                                            9,472             7,085
=================================================================================
Less amounts waived                                       1,896             1,470
Less earnings credits                                         3                 3
Less expense reimbursements                                  20                --
---------------------------------------------------------------------------------
     Net expenses                                         7,553             5,612
=================================================================================
Net investment income                                    62,273            38,411
=================================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                           BOND              BOND
                                                           FUND           FUND II
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
transactions from:
     Investments                                $        48,820   $         8,168
     Futures                                               (355)            3,542
     Foreign exchange contracts                           2,512                37
     Written options                                     (4,216)           (1,720)
     Swaps                                               (1,142)            1,266
Change in net unrealized
appreciation/depreciation of:
     Investments                                        (37,068)          (16,423)
     Futures                                             (7,827)           (1,598)
     Foreign currency translations                           (1)               --
     Written options                                     (3,498)           (3,759)
     Swaps                                                8,227            (2,054)
---------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments, futures, foreign exchange
transactions, written options and swaps                   5,452           (12,541)
=================================================================================
Net increase (decrease) in net assets
from operations                                 $        67,725   $        25,870
=================================================================================
*    Includes reimbursements of
     investment advisory, administration
     and shareholder servicing fees :           $           346   $           230

SEE NOTES TO FINANCIAL STATEMENTS.

                                                       ENHANCED   FLEMING EMERGING
                                                         INCOME       MARKETS DEBT
                                                           FUND               FUND
INVESTMENT INCOME
Interest                                        $         8,473   $          5,487
Dividend income from affiliated
investments*                                                766                 26
----------------------------------------------------------------------------------
Total investment income                                   9,239              5,513
==================================================================================

EXPENSES
Investment advisory fees                                    914                412
Administration fees                                         548                 88
Shareholder servicing fees                                  366                147
Custodian fees                                               59                 83
Printing and postage                                         13                  2
Professional fees                                            88                120
Registration expenses                                        34                 14
Transfer agent fees                                          17                 22
Trustees' fees                                                4                  1
Other                                                         7                  6
----------------------------------------------------------------------------------
Total expenses                                            2,050                895
==================================================================================
Less amounts waived                                       1,313                160
Less earnings credits                                         6                 --^
----------------------------------------------------------------------------------
    Net expenses                                            731                735
==================================================================================
Net investment income                                     8,508              4,778
==================================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                       ENHANCED   FLEMING EMERGING
                                                         INCOME       MARKETS DEBT
                                                           FUND               FUND
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
transactions from:
     Investments                                $        (1,458)  $          3,481
     Futures                                             (2,571)                92
     Foreign exchange contracts                               7                 --
     Written options                                       (174)                --
     Swaps                                                  244                 --
Change in net unrealized
appreciation/depreciation of:
     Investments                                           (746)             6,985
     Futures                                                 88                 (6)
     Foreign currency translations                           --                  2
     Written options                                         94                 --
     Swaps                                                   (8)                --
----------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments, futures, foreign exchange
transactions, written options
and swaps                                                (4,524)            10,554
==================================================================================
Net increase (decrease) in net assets
from operations                                 $         3,984   $         15,332
==================================================================================
*    Includes reimbursements of
     investment advisory, administration
     and shareholder servicing fees :           $            99   $              3

^ Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                  GLOBAL STRATEGIC
                                                                            INCOME
                                                                              FUND
INVESTMENT INCOME
Interest                                                          $          7,539
Dividend income from affiliated
investments*                                                                   367
----------------------------------------------------------------------------------
Total investment income                                                      7,906
==================================================================================

EXPENSES
Investment advisory fees                                                       586
Administration fees                                                            195
Shareholder servicing fees                                                     137
Distribution fees                                                                4
Custodian fees                                                                 150
Printing and postage                                                             2
Professional fees                                                              113
Registration expenses                                                           42
Transfer agent fees                                                             69
Trustees' fees                                                                   1
Other                                                                           18
----------------------------------------------------------------------------------
Total expenses                                                               1,317
==================================================================================
Less amounts waived                                                            422
Less earnings credits                                                            1
Less expense reimbursements                                                     30
----------------------------------------------------------------------------------
     Net expenses                                                              864
==================================================================================
Net investment income                                                        7,042
==================================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                  GLOBAL STRATEGIC
                                                                            INCOME
                                                                              FUND
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
transactions from:
     Investments                                                  $          2,964
     Futures                                                                  (598)
     Foreign exchange contracts                                             (2,188)
Change in net unrealized
appreciation/depreciation of:
     Investments                                                             3,672
     Futures                                                                    78
     Foreign currency translations                                             442
----------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments, futures and foreign
exchange transactions                                                        4,370
==================================================================================
Net increase (decrease) in net assets
from operations                                                   $         11,412
==================================================================================
*    Includes reimbursements of
     investment advisory, administration
     and shareholder servicing fees :                             $             47

SEE NOTES TO FINANCIAL STATEMENTS.

                                                     SHORT TERM        SHORT TERM
                                                           BOND              BOND
                                                           FUND           FUND II
INVESTMENT INCOME
Interest                                        $        25,359   $        44,393
Dividend income from affiliated
investments*                                              2,565             2,463
---------------------------------------------------------------------------------
Total investment income                                  27,924            46,856
=================================================================================

EXPENSES
Investment advisory fees                                  2,218             3,818
Administration fees                                       1,331             2,291
Shareholder servicing fees                                1,109             3,818
Distribution fees                                            26             4,570
Custodian fees                                              148               248
Printing and postage                                         28                27
Professional fees                                           131               142
Registration expenses                                        39                50
Transfer agent fees                                          70                60
Trustees' fees                                                9                16
Other                                                        43                62
---------------------------------------------------------------------------------
Total expenses                                            5,152            15,102
=================================================================================
Less amounts waived                                       2,079             1,020
Less earnings credits                                         9                10
---------------------------------------------------------------------------------
     Net expenses                                         3,064            14,072
=================================================================================
Net investment income                                    24,860            32,784
=================================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                     SHORT TERM        SHORT TERM
                                                           BOND              BOND
                                                           FUND           FUND II
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
transactions from:
     Investments                                $        (3,026)  $         3,026
     Futures                                             (1,741)             (597)
     Foreign exchange contracts                              57                67
     Written options                                       (307)             (462)
     Swaps                                                6,367             1,394
Change in net unrealized
appreciation/depreciation of:
     Investments                                         (5,688)          (10,208)
     Futures                                             (1,284)             (915)
     Written options                                        137               352
     Swaps                                                  805               104
---------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments, futures, foreign
exchange transactions, written options
and swaps                                                (4,680)           (7,239)
=================================================================================
Net increase (decrease) in net assets
from operations                                 $        20,180   $        25,545
=================================================================================
*    Includes reimbursements of
     investment advisory, administration
     and shareholder servicing fees :           $           339   $           334

SEE NOTES TO FINANCIAL STATEMENTS.

                                                      STRATEGIC     U.S. TREASURY
                                                         INCOME            INCOME
                                                           FUND              FUND
INVESTMENT INCOME
Interest                                        $         1,438   $         6,720
Dividend income from affiliated
investments*                                                 18               124
---------------------------------------------------------------------------------
Total investment income                                   1,456             6,844
=================================================================================

EXPENSES
Investment advisory fees                                    108               447
Administration fees                                          32               224
Shareholder servicing fees                                   59               372
Distribution fees                                           127               292
Custodian fees                                               90                62
Printing and postage                                          7                11
Professional fees                                           119               107
Registration expenses                                        20                43
Transfer agent fees                                          76               149
Trustees' fees                                               --^                2
Other                                                         8                15
---------------------------------------------------------------------------------
Total expenses                                              646             1,724
=================================================================================
Less amounts waived                                         195               560
Less earnings credits                                        --                 1
Less expense reimbursements                                 111                --
---------------------------------------------------------------------------------
    Net expenses                                            340             1,163
=================================================================================
Net investment income                                     1,116             5,681
=================================================================================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                      STRATEGIC     U.S. TREASURY
                                                         INCOME            INCOME
                                                           FUND              FUND
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
transactions from:
     Investments                                $          (224)  $         3,267
     Futures                                                 43               537
     Foreign exchange contracts                            (154)               --
Change in net unrealized
appreciation/depreciation of:
     Investments                                          1,116            (5,563)
     Futures                                                (10)             (620)
     Foreign currency translations                          (14)               --
---------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments, futures and foreign
exchange transactions                                       757            (2,379)
=================================================================================
Net increase (decrease) in net assets
from operations                                 $         1,873   $         3,302
=================================================================================
*    Includes reimbursements of
     investment advisory, administration
     and shareholder servicing fees :           $             2   $            15

^  Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS   FOR THE PERIODS INDICATED
(Amounts in thousands)

                                                           BOND FUND                                   BOND FUND II
                                          -------------------------------------------   ------------------------------------------
                                           YEAR ENDED   11/1/01 THROUGH    YEAR ENDED    YEAR ENDED   11/1/01 THROUGH   YEAR ENDED
                                              8/31/03          8/31/02*      10/31/01       8/31/03          8/31/02*     10/31/01
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income                     $    62,273       $    59,314   $    62,728   $    38,411       $    24,090   $   36,843
Net realized gain (loss) on
investments, futures, foreign
exchange transactions,
written options and swaps                      45,619             2,699        49,859        11,293            19,085       22,133
Change in net unrealized appreciation/
depreciation of investments, futures,
foreign currency translations, written
options and swaps                             (40,167)           (2,897)       31,504       (23,834)          (14,513)      29,861
----------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets
     from operations                           67,725            59,116       144,091        25,870            28,662       88,837
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                         (62,540)          (58,906)      (63,045)      (38,594)          (24,089)     (36,858)
Net realized gain on
investment transactions                       (12,241)          (12,048)           --        (8,146)               --           --
==================================================================================================================================
     Total distributions to shareholders      (74,781)          (70,954)      (63,045)      (46,740)          (24,089)     (36,858)
==================================================================================================================================

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                          (429,181)         (247,093)      940,706       386,134           (54,412)     114,658
==================================================================================================================================

NET ASSETS
Total increase (decrease) in net assets      (436,237)         (258,931)    1,021,752       365,264           (49,839)     166,637
==================================================================================================================================
Beginning of period                         1,670,232         1,929,163       907,411       704,167           754,006      587,369
End of period                             $ 1,233,995       $ 1,670,232   $ 1,929,163   $ 1,069,431       $   704,167   $  754,006
Accumulated undistributed
(overdistributed) net
investment income                         $      (201)      $        66   $     1,157   $       175       $       358   $      346

*  The fund changed its fiscal year end from October 31 to August 31.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                ENHANCED INCOME FUND             FLEMING EMERGING MARKETS DEBT FUND
                                           ------------------------------    -----------------------------------------
                                            YEAR ENDED  11/30/01* THROUGH     YEAR ENDED   8/1/02 ENDED     YEAR ENDED
                                               8/31/03            8/31/02        8/31/03        8/31/02^       7/31/02
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income                      $     8,508      $     3,085      $     4,778    $       308    $     3,515
Net realized gain (loss) on investments,
futures, foreign exchange transactions,
written options and swaps                       (3,952)          (1,080)           3,573           (112)        (2,680)
Change in net unrealized appreciation/
depreciation of investments, futures,
foreign currency translations, written
options and swaps                                 (572)             382            6,981          2,503         (1,313)
----------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                              3,984            2,387           15,332          2,699           (478)
----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                           (8,519)          (3,084)          (4,996)          (311)        (3,512)
======================================================================================================================

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                             58,849          300,791            8,503          3,883          3,713
======================================================================================================================

NET ASSETS
Total increase (decrease) in net assets         54,314          300,094           18,839          6,271           (277)
======================================================================================================================
Beginning of period                            300,094               --           41,472         35,201         35,478
End of period                              $   354,408      $   300,094      $    60,311    $    41,472    $    35,201
Accumulated undistributed
(overdistributed) net
investment income                          $        (9)     $         2      $       160    $       378    $       381

*  Commencement of operations.
^  The fund changed its fiscal year end from July 31 to August 31.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             GLOBAL STRATEGIC INCOME FUND
                                                    --------------------------------------------
                                                      YEAR ENDED  11/1/01 THROUGH     YEAR ENDED
                                                         8/31/03         8/31/02*       10/31/01
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income                               $      7,042    $       7,684   $     11,954
Net realized gain (loss) on
investments, futures and foreign
exchange transactions                                        178           (9,510)        (5,323)
Change in net unrealized appreciation/
depreciation of investments, futures
and foreign currency translations                          4,192            4,461          2,282
------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                       11,412            2,635          8,913
------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                     (7,077)          (7,217)       (15,047)
Return of capital                                             --             (378)            --
------------------------------------------------------------------------------------------------
    Total distributions to shareholders                   (7,077)          (7,595)       (15,047)
================================================================================================

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                      (33,539)          (3,090)        (9,333)
================================================================================================

NET ASSETS
Total increase (decrease) in net assets                  (29,204)          (8,050)       (15,467)
================================================================================================
Beginning of period                                      139,937          147,987        163,454
End of period                                       $    110,733    $     139,937   $    147,987
Accumulated undistributed
(overdistributed) net
investment income                                   $       (536)   $        (501)  $       (609)

*  The fund changed its fiscal year end from October 31 to August 31.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                     SHORT TERM BOND FUND                         SHORT TERM BOND FUND II
                                          -------------------------------------------   ------------------------------------------
                                           YEAR ENDED   11/1/01 THROUGH    YEAR ENDED    YEAR ENDED   11/1/01 THROUGH   YEAR ENDED
                                              8/31/03          8/31/02*      10/31/01       8/31/03          8/31/02*     10/31/01
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income                     $    24,860   $        20,540   $    27,811   $    32,784   $        22,708   $   11,384
Net realized gain (loss) on
investments, futures,
foreign exchange transactions,
written options and swaps                       1,350            12,596         7,040         3,428            10,424        6,553
Change in net unrealized appreciation/
depreciation of investments, futures,
written options and swaps                      (6,030)           (8,289)       17,991       (10,667)            1,719       13,303
----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net
    assets from operations                     20,180            24,847        52,842        25,545            34,851       31,240
----------------------------------------------------------------------------------------------------------------------------------
NET EQUALIZATION CREDITS/(DEBITS)                  --                --            --         1,123             2,690        2,626
==================================================================================================================================

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                         (25,414)          (20,463)      (27,772)      (33,316)          (25,314)     (13,960)
Return of capital                                  --                --            --          (587)               --           --
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on
investment transactions                       (11,813)           (2,732)           --        (7,040)          (10,428)          --
==================================================================================================================================
    Total distributions to shareholders       (37,227)          (23,195)      (27,772)      (40,943)          (35,742)     (13,960)
==================================================================================================================================

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                           204,640           (17,879)      325,357       227,176           454,301      812,112
==================================================================================================================================

NET ASSETS
Total increase (decrease) in net assets       187,593           (16,227)      350,427       212,901           456,100      832,018
==================================================================================================================================
Beginning of period                           749,617           765,844       415,417     1,340,870           884,770       52,752
End of period                             $   937,210   $       749,617   $   765,844   $ 1,553,771   $     1,340,870   $  884,770
Accumulated undistributed
(overdistributed) net
investment income                         $       721   $         1,275   $       795   $    (3,286)  $        (3,290)  $   (2,003)

*  The fund changed its fiscal year end from October 31 to August 31.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                     STRATEGIC INCOME FUND                       U.S. TREASURY INCOME FUND
                                          -------------------------------------------   ------------------------------------------
                                            YEAR ENDED  11/1/01 THROUGH    YEAR ENDED    YEAR ENDED   11/1/01 THROUGH   YEAR ENDED
                                               8/31/03         8/31/02*      10/31/01       8/31/03          8/31/02*     10/31/01
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income                     $     1,116   $           992   $     1,713   $     5,681   $         4,318   $    4,666
Net realized gain (loss) on
investments, futures and foreign
exchange transactions                            (335)           (1,007)       (1,667)        3,804             1,344        3,153
Change in net unrealized appreciation/
depreciation of investments, futures
and foreign currency translations               1,092               201         1,126        (6,183)             (683)       6,359
----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                             1,873               186         1,172         3,302             4,979       14,178
----------------------------------------------------------------------------------------------------------------------------------
    Net equalization credits/(debits)              (9)              (21)           (9)           --                --           --
==================================================================================================================================

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                          (1,103)             (867)       (1,649)       (5,719)           (4,320)      (4,660)
Return of capital                                  --               (57)          (50)           --                --           --
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders        (1,103)             (924)       (1,699)       (5,719)           (4,320)      (4,660)
==================================================================================================================================

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                               794            (1,406)       (4,002)       (5,521)              234       75,480
==================================================================================================================================

NET ASSETS
Total increase (decrease) in net assets         1,555            (2,165)       (4,538)       (7,938)              893       84,998
==================================================================================================================================
Beginning of period                            20,802            22,967        27,505       142,621           141,728       56,730
End of period                             $    22,357   $        20,802   $    22,967   $   134,683   $       142,621   $  141,728
Accumulated undistributed
(overdistributed) net investment income   $       (68)  $           (72)  $       (94)  $         3   $            41   $        1

*  The fund changed its fiscal year end from October 31 to August 31.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

J.P. Morgan Mutual Fund Group ("MFG"), J.P. Morgan Institutional Funds ("JPMIF"), J.P. Morgan Mutual Fund Select Group ("MFSG"), J.P. Morgan Series Trust ("JPMST) and J.P. Morgan Funds ("JPMF") (the "Trusts") were organized as Massachusetts business trusts. The Trusts are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end management investment companies. MFG and MFSG were formally named Mutual Fund Group and Mutual Fund Select Group, respectively. The name change went into effect on May 1, 2003. The Trusts were organized on the following dates:

     TRUST   DATE
       MFG   May 11, 1987
     JPMIF   November 4, 1992
      MFSG   October 1, 1996
     JPMST   August 15, 1996
      JPMF   November 4, 1992

The following are nine separate portfolios of the Trusts (collectively, the "Funds").

                                                FUND   CLASSES OFFERED
                           JPMorgan Bond Fund ("BF")  Class A, Class B, Class C, Institutional, Select and Ultra
                      JPMorgan Bond Fund II ("BFII")  Class A, Class B and Select
               JPMorgan Enhanced Income Fund ("EIF")  Institutional
JPMorgan Fleming Emerging Markets Debt Fund ("EMDF")  Select
      JPMorgan Global Strategic Income Fund ("GSIF")  Class A, Class B, Institutional and Select
              JPMorgan Short Term Bond Fund ("STBF")  Class A, Institutional and Select
         JPMorgan Short Term Bond Fund II ("STBFII")  Class A, Class M and Select
              JPMorgan Strategic Income Fund ("SIF")  Class A, Class B, Class C and Class M
         JPMorgan U.S. Treasury Income Fund ("USTI")  Class A, Class B and Select

In 2002, BF, BFII, GSIF, STBF, STBFII, SIF, and USTI changed their fiscal year end from October 31 to August 31 and EMDF changed its fiscal year end from July 31 to August 31. On March 31, 2003, BF commenced offerings of Class C shares. On September 12, 2003, GSIF Class B shares merged into Class A shares and GSIF Class B shares closed.

STBFII, SIF and USTI are separate series of MFG. BFII is a separate series of MFSG. BF, GSIF and STBF are separate series of JPMIF. EIF is a separate series of JPMST. EMDF is a separate series of JPMF.

Class A and Class M shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to Institutional, Ultra and Select classes. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Funds' prospectus.

2. REORGANIZATIONS

On October 23, 2002, the Board of Trustees approved management's proposal to merge the JPMorgan Intermediate Bond Fund (the "Target Fund") into the JPMorgan Bond Fund II (the "Aquiring Fund"). The proposed merger was approved by the Target Fund's shareholders on February 13, 2003. The merger occurred on March 21, 2003.

Prior to the open of business on March 24, 2003, the Acquiring Fund acquired all the assets and liabilities of the Target Fund as shown in the table below, pursuant to the Reorganization Plan approved by the Target Fund's shareholders on February 13, 2003. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Reorganization Plan, shareholders of the Target Fund receive a number of shares of the corresponding class in the Acquiring Fund with a value equal to their holdings in the Target Fund on the date of the exchange.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation immediately before and after the Reorganization (amounts in thousands, except per share amounts):

JPMORGAN BOND FUND II REORGANIZATION

                                                                         NET ASSET               NET
                                            SHARES                           VALUE        UNREALIZED
                                       OUTSTANDING       NET ASSETS      PER SHARE      APPRECIATION
TARGET FUND
JPMorgan Intermediate Bond Fund                                                          $     7,076
  Class A                                      423      $     4,321      $   10.22
  Select                                    51,938      $   530,889      $   10.22

ACQUIRING FUND
JPMorgan Bond Fund II                                                                    $    11,525
  Class A                                      846      $    35,026      $   41.41
  Class B                                      364      $    15,025      $   41.31
  Select                                    15,317      $   632,912      $   41.32

POST REORGANIZATION
JPMorgan Bond Fund II                                                                     $   18,601
  Class A                                      950      $    39,347      $   41.41
  Class B                                      364      $    15,025      $   41.31
  Select                                    28,163      $ 1,163,801      $   41.32

Prior to September 10, 2001, BF, STBF, GSIF and EMDF utilized a Master Feeder Fund Structure where all the Funds sought to achieve their investment objectives by investing all of their investable assets in the U.S. Fixed Income Portfolio, Short Term Bond Portfolio, Global Strategic Income Portfolio and the Emerging Markets Debt Portfolio, respectively. BF, STBF, GSIF and EMDF now invest directly in portfolio securities.

Prior to the open of business on September 10, 2001, the J.P. Morgan Institutional Bond Fund, J.P. Morgan Institutional Short Term Bond Fund, and J.P. Morgan Institutional Global Strategic Income Fund (collectively, the "Acquiring Funds") acquired all the net assets of J.P. Morgan Bond Fund, J.P. Morgan Institutional Bond Fund-Ultra, J.P. Morgan Short Term Bond Fund, and J.P. Morgan Global Strategic Income Fund (collectively, the "Target Funds"), as shown in the tables below, pursuant to Reorganization Plans approved by the Target Funds' shareholders on July 3, 2001 and July 25, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds.

In conjunction with the merger of the Chase and J.P. Morgan mutual fund complexes on September 10, 2001, Institutional Shares for BFII, STBFII, SIF and USTI were renamed Select Shares.

The following is a summary of Shares Outstanding, Beneficial Interest Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the Reorganizations (amounts in thousands, except per share amounts):

JPMORGAN BOND FUND REORGANIZATION

                                      BENEFICIAL                                       NET ASSET               NET
                                        INTEREST          SHARES                           VALUE        UNREALIZED
                                     OUTSTANDING     OUTSTANDING       NET ASSETS      PER SHARE      APPRECIATION
TARGET FUND
J.P. Morgan Bond Fund                     28,828                   $      299,497    $     10.39      $      4,708
J.P. Morgan Institutional
Bond Fund - Ultra                         55,296                   $      555,990    $     10.05      $      8,326

ACQUIRING FUND
J.P. Morgan Institutional Bond Fund                      101,149   $    1,000,493    $      9.89      $     16,329

AFTER REORGANIZATION
JPMorgan Bond Fund                                                                                    $     29,363
  Ultra                                                   56,210   $      555,990    $      9.89
  Select                                                  30,279   $      299,497    $      9.89
  Institutional                                          101,149   $    1,000,493    $      9.89

JPMORGAN SHORT TERM BOND FUND REORGANIZATION

                                      BENEFICIAL                                       NET ASSET               NET
                                        INTEREST          SHARES                           VALUE        UNREALIZED
                                     OUTSTANDING     OUTSTANDING       NET ASSETS      PER SHARE      APPRECIATION
TARGET FUNDS
J.P. Morgan Short Term Bond Fund           5,382                   $       53,000    $      9.85      $        753

ACQUIRING FUND
J.P. Morgan Institutional
Short Term Bond Fund                      58,275                   $      575,178    $      9.87      $      8,789

AFTER REORGANIZATION
JPMorgan Short Term Bond Fund                                                                         $      9,542
  Select                                                   5,372   $       53,000    $      9.87
  Institutional                                           58,275   $      575,178    $      9.87

JPMORGAN GLOBAL STRATEGIC INCOME FUND REORGANIZATION

                                                                                                               NET
                                      BENEFICIAL                                       NET ASSET        UNREALIZED
                                        INTEREST          SHARES                           VALUE      APPRECIATION
                                     OUTSTANDING     OUTSTANDING       NET ASSETS      PER SHARE    (DEPRECIATION)
TARGET FUNDS
J.P. Morgan Global
Strategic Income Fund                        602                   $        5,459    $      9.07      $          9

ACQUIRING FUND
J.P. Morgan Institutional Global
Strategic Income Fund                     15,786                   $      144,187    $      9.13      $       (747)

AFTER REORGANIZATION
JPMorgan Global
Strategic Income Fund                                                                                 $       (738)
  Select                                                     598   $        5,459    $      9.13
  Institutional                                           15,786   $      144,187    $      9.13

On February 16, 2001, USTI acquired all the net assets of Chase Vista U.S. Government Securities Fund ("CVUSGSF") and Chase U.S. Government Securities Fund ("CUSGSF"). On March 2, 2001, BFII acquired all the net assets of Chase Vista Bond Fund ("CVBF") and Chase Income Fund ("CIF"), and STBFII acquired all the net assets of Chase Vista Select Short-Term Bond Fund ("CVSSTBF") and Chase Short-Intermediate Term U.S. Government Securities Fund ("CSITUSGSF"). USTI, BFII and STBFII are hereafter collectively referred to as the "Acquiring Funds". CVUSGSF, CUSGSF, CITBF, CVBF, CIF, CVSSTBF and CSITUGSF are hereafter collectively referred to as the "Target Funds". These reorganizations were pursuant to Reorganization Plans approved by the Target Funds shareholders on January 26, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Holders of Class A Shares and Investor Class Shares in the Target Funds received Class A Shares in the Acquired Funds, holders of Class B Shares in the Target Funds received Class B Shares in the Acquired Funds and holders of Institutional Class Shares and Premier Class Shares in the Target Funds received Institutional Class Shares in the Acquired Funds.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation immediately before and after the reorganization on February 16, 2001 (amounts in thousands, except per share amounts):

                                                     BEFORE                        AFTER
                                                 REORGANIZATION                REORGANIZATION
                                          --------------------------    ---------------------------
                                                  USTI        CUSGSF         CVUSGSF           USTI
CLASS A
Shares                                           3,596                           259          3,832
Net Assets                                $     39,915                  $      2,585   $     42,536
Net Asset Value, per share                $      11.10                  $      10.00   $      11.10

CLASS B
Shares                                           1,397                                        1,397
Net Assets                                $     15,483                                 $     15,483
Net Asset Value, per share                $      11.08                                 $      11.08

INSTITUTIONAL
Shares                                                                         4,192          4,175
Net Assets                                                              $     41,799   $     46,349
Net Asset Value, per share                                              $       9.97   $      11.10

PREMIER SHARES
Shares                                                           338
Net Assets                                               $     4,550
Net Asset Value, per share                               $     13.47

INVESTOR SHARES
Shares                                                             3
Net Assets                                               $        36
Net Asset Value, per share                               $     13.47
Net Unrealized Appreciation               $      1,034   $       161    $      1,159   $      2,354

The following is a summary of Shares Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation immediately before and after the reorganization on March 2, 2001 (amounts in thousands, except per share amounts):

                                                    BEFORE                          AFTER
                                                REORGANIZATION                 REORGANIZATION
                                          --------------------------    ---------------------------
                                                  BFII          CVBF             CIF           BFII
CLASS A
Shares                                                         3,210                            872
Net Assets                                               $    33,725                   $     34,496
Net Asset Value, per share                               $     10.51                   $      39.55

CLASS B
Shares                                                           431                            115
Net Assets                                               $     4,552                   $      4,552
Net Asset Value, per share                               $     10.55                   $      39.55

INSTITUTIONAL
Shares                                          15,089         2,000                         16,807
Net Assets                                $    596,783   $    20,997                   $    664,724
Net Asset Value, per share                $      39.55   $     10.50                   $      39.55

PREMIER SHARES
Shares                                                                         2,390
Net Assets                                                              $     46,944
Net Asset Value, per share                                              $      19.65

INVESTOR SHARES
Shares                                                                            39
Net Assets                                                              $        771
Net Asset Value, per share                                              $      19.67
Net Unrealized Appreciation               $     15,370   $     1,252    $      1,389   $     18,011

                                                    BEFORE                         AFTER
                                                REORGANIZATION                 REORGANIZATION
                                          --------------------------    ---------------------------
                                                STBFII       CVSSTBF       CSITUSGSF         STBFII
CLASS A
Shares                                           1,726                                        1,751
Net Assets                                $     17,437                                 $     17,689
Net Asset Value, per share                $      10.10                                 $      10.10

INSTITUTIONAL
Shares                                           1,655         2,548                          6,287
Net Assets                                $     16,743   $    27,012                   $     63,622
Net Asset Value, per share                $      10.12   $     10.60                   $      10.12

CLASS M
Shares                                           7,996                                        7,996
Net Assets                                $     80,764                                 $     80,764
Net Asset Value, per share                $      10.10                                 $      10.10

PREMIER SHARES
Shares                                                                         1,582
Net Assets                                                              $     19,867
Net Asset Value, per share                                              $      12.56

INVESTOR SHARES
Shares                                                                            20
Net Assets                                                              $        252
Net Asset Value, per share                                              $      12.56
Net Unrealized Appreciation               $      1,407   $       479    $        471   $      2,357

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Valuations may be based upon current market prices of securities, which are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

The Funds invest in exchange-traded interest rate futures for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Use of long futures contracts subjects the Funds to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of August 31, 2003, the Funds had outstanding futures contracts as listed on the Funds' Portfolio of Investments.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

   1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

   2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Fund's exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, each Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of August 31, 2003, the Funds had outstanding forward foreign currency exchange contracts as listed on the Funds' Portfolio of Investments.

E. WRITTEN OPTIONS -- When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

The Funds write options on securities, futures and interest rate swaps ("swaptions"). These options are settled for cash and subject the Funds to unlimited risk of loss. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of August 31, 2003, the Funds had written options contracts outstanding as listed on the Funds' Portfolio of Investments.

Transactions in options written during the period ended August 31, 2003, were as follows (amounts in thousands):

                                              BF                             BFII                            EIF
                                 ----------------------------    ----------------------------    ----------------------------
                                    NUMBER OF        PREMIUMS       NUMBER OF        PREMIUMS       NUMBER OF        PREMIUMS
                                        UNITS        RECEIVED           UNITS        RECEIVED           UNITS        RECEIVED
Options outstanding at
August 31, 2002                      (290,000)   $      6,392              --    $         --              --    $         --

Options written                    (2,748,900)         17,208      (1,515,300)          7,945        (131,401)          1,036

Options terminated in closing
purchase transactions               2,582,150         (21,251)      1,141,800          (6,036)        107,701            (924)

Options exercised                          --              --              --              --              --              --

Options outstanding at
August 31, 2003                      (456,750)   $      2,349        (373,500)   $      1,909         (23,700)   $        112

                                                                             STBF                           STBFII
                                                                 ----------------------------    ----------------------------
                                                                    NUMBER OF        PREMIUMS       NUMBER OF        PREMIUMS
                                                                        UNITS        RECEIVED           UNITS        RECEIVED
Options outstanding at
August 31, 2002                                                       (30,600)   $        304              --    $         --

Options written                                                      (720,801)          5,143        (529,503)          4,181

Options terminated in closing
purchase transactions                                                 697,851          (5,196)        440,253          (3,763)

Options exercised                                                          --              --              --              --

Options outstanding at
August 31, 2003                                                       (53,550)   $        251         (89,250)   $        418

F. SWAPS -- The Funds engage in various swap transactions, including forward rate agreements, interest rate and total return swaps, primarily to manage duration and curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

As of August 31, 2003, the Funds had outstanding swap agreements as listed on the Funds' Portfolio of Investments.

G. COMMITMENTS -- The Funds may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and to the extent of the difference between the sale price and current market value of the underlying securities sold. Market risk exists on commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

H. DOLLAR ROLLS -- The Funds may enter into dollar rolls (principally using TBA's) in which the Funds sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. Each Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

BF, BFII, EIF, STBF, and STBFII had TBA Dollar Rolls outstanding as of August 31, 2003, which are included in Receivable for Investment securities sold and Payable for Investment securities purchased on the Statement of Assets and Liabilities. The Funds segregate assets with a current value at least equal to the amount of their TBA Dollar Rolls.

In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing their yields, principally by earning a negotiated fee.

I. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. The following is the market value and percentage of net assets of restricted and illiquid securities (amounts in thousands).

                       ILLIQUID              RESTRICTED
FUND
BF              $  19,954      1.62%   $  105,730     8.57%
BFII                   --        --        46,697     4.37%
EIF                    --        --        40,724    11.49%
EMDF                   --        --         9,902    16.42%
GSIF               14,522     13.11%       29,558    26.69%
STBF                   --        --        88,023     9.39%
STBFII                 --        --       138,854     8.94%
SIF                    --        --         1,966     8.79%

J. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when the Funds first learn of the dividend.

Purchases of To Be Announced (TBA), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is each Fund's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

K. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

L. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The policy of the Funds is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

M. FOREIGN TAXES -- Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

N. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

                                                                                      ACCUMULATED       ACCUMULATED
                                                                                   UNDISTRIBUTED/      NET REALIZED
                                                                                (OVERDISTRIBUTED)       GAIN (LOSS)
                                                        PAID-IN CAPITAL     NET INVESTMENT INCOME    ON INVESTMENTS
FUND
BF                                                              $    --                $     (372)        $     372
BFII                                                                345                      (912)              567
EIF                                                                  --                      (122)              122
EMDF                                                                (16)                      132              (116)
GSIF                                                               (299)                     (737)            1,036
STBF                                                                 --                       275              (275)
STBFII                                                              536                       390              (926)
SIF                                                                  (9)                     (127)              136
USTI                                                                 --                         6                (6)

The reclassifications for BF relate primarily to the character for tax purposes of foreign currency gains and losses and paydowns. The reclassifications for BFII relate primarily to the character for tax purposes of temporary differences from the acquired fund, foreign currency gains and losses and paydowns. The reclassifications for EIF relate primarily to the character for tax purposes of foreign currency gains and losses and paydowns. The reclassifications for EMDF relate primarily to the character for tax purposes of paydowns and the sale of defaulted securities. The reclassifications for GSIF relate primarily to the character for tax purposes of foreign currency gains and losses, overdistribution of income and paydowns. The reclassifications for STBF relate primarily to the character for tax purposes of foreign currency gains and losses and paydowns. The reclassifications for STBFII relate primarily to the character for tax purposes of current year dividends, equalization, foreign currency gains and losses, return of capital and paydowns. The reclassifications for SIF relate primarily to the character for the tax purposes of paydowns, foreign currency gains and losses and equalization. The reclassifications for USTI relate primarily to the character for tax purposes of paydowns.

O. EQUALIZATION -- STBFII and SIF use the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Trust shares of beneficial interest equivalent, on a per-share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Trust shares.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA), Inc. ("JPMFAM") and J.P. Morgan Investment Management, Inc. ("JPMIM" and, together with JPMFAM, the "Advisors") act as the investment advisors to the Funds. JPMFAM, a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"), is the advisor for BFII, STBFII, SIF and USTI. JPMIM, a wholly owned subsidiary of JPMorgan, is the advisor for BF, EIF, EMDF, GSIF and STBF. The Advisors supervise the investments of each respective Fund and for such services are paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

                                                               INVESTMENT
                                                         ADVISORY FEE (%)
FUND
BF                                                                  0.30%
BFII                                                                0.30%
EIF                                                                 0.25%
EMDF                                                                0.70%
GSIF                                                                0.45%
STBF                                                                0.25%
STBFII                                                              0.25%
SIF                                                                 0.50%
USTI                                                                0.30%

The Advisors waived fees as outlined in Note 4.F.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B, C and M Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                CLASS A      CLASS B      CLASS C      CLASS M
FUND
BF                                 0.25         0.75         0.75          n/a
BFII                               0.25         0.75          n/a          n/a
GSIF                               0.25         0.75          n/a          n/a
STBF                               0.25          n/a          n/a          n/a
STBFII                             0.25          n/a          n/a         0.35
SIF                                0.25         0.75         0.75         0.50
USTI                               0.25         0.75          n/a          n/a

In addition, JPMFD receives any contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares.

The Distributor waived fees and reimbursed expenses as outlined in Note 4.F.

C. SHAREHOLDER SERVICING FEES -- The Trusts have entered into Shareholder Servicing Agreements on behalf of the Funds with JPMCB under which JPMCB provides account administration and personal account maintenance services to the shareholders. JPMCB may obtain the services of one or more shareholder servicing agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                 CLASS A    CLASS B      CLASS C    CLASS M    INSTITUTIONAL     SELECT    ULTRA
FUND
BF                                  0.25       0.25         0.25        n/a             0.10       0.25     0.05
BFII                                0.25       0.25          n/a        n/a              n/a       0.25      n/a
EIF                                  n/a        n/a          n/a        n/a             0.10        n/a      n/a
EMDF                                 n/a        n/a          n/a        n/a              n/a       0.25      n/a
GSIF                                0.25       0.25          n/a        n/a             0.10       0.25      n/a
STBF                                0.25        n/a          n/a        n/a             0.10       0.25      n/a
STBFII                              0.25        n/a          n/a       0.25              n/a       0.25      n/a
SIF                                 0.25       0.25         0.25       0.30              n/a        n/a      n/a
USTI                                0.25       0.25          n/a        n/a              n/a       0.25      n/a

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMF, JPMIF and JPMST are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of BF, EIF, EMDF, GSIF and STBF available to customers of investment advisers and other financial intermediaries who are Schwab's clients. BF, EIF, EMDF, GSIF and STBF are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between JPMF, JPMIF, JPMST and JPMCB is terminated, BF, EIF, EMDF, GSIF and STBF would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

The Shareholder Servicing Agent waived fees as outlined in Note 4.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of such average daily net assets in excess of $25 billion.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                 CLASS A    CLASS B      CLASS C    CLASS M    INSTITUTIONAL    SELECT    ULTRA
FUND
BF                                  0.75       1.50         1.50        n/a             0.49      0.69     0.40
BFII                                0.75       1.50          n/a        n/a              n/a      0.60      n/a
EIF                                  n/a        n/a          n/a        n/a             0.20       n/a      n/a
EMDF                                 n/a        n/a          n/a        n/a              n/a      1.25      n/a
GSIF                                1.25       1.75          n/a        n/a             0.65      1.00      n/a
STBF                                0.75        n/a          n/a        n/a             0.30      0.60      n/a
STBFII                              0.75        n/a          n/a       1.00              n/a      0.50      n/a
SIF                                 1.25       1.75         1.75       1.45              n/a       n/a      n/a
USTI                                0.75       1.64          n/a        n/a              n/a      0.55      n/a

The contractual expense limitation agreements were in effect for the year ended August 31, 2003. The expense limitation percentages in the table above are due to expire as follows:

                                  CLASS A     CLASS B    CLASS C     CLASS M  INSTITUTIONAL    SELECT     ULTRA
BF                               12/31/03    12/31/03    3/31/04         n/a       12/31/04  12/31/04  12/31/05
BFII                             03/31/04    12/31/03        n/a         n/a            n/a  03/31/04       n/a
EIF                                   n/a         n/a        n/a         n/a       12/31/03       n/a       n/a
EMDF                                  n/a         n/a        n/a         n/a            n/a  12/31/04       n/a
GSIF                             12/31/03    12/31/03        n/a         n/a       12/31/04  12/31/04       n/a
STBF                             12/31/03         n/a        n/a         n/a       12/31/04  12/31/04       n/a
STBFII                           12/31/03         n/a        n/a    12/31/03            n/a  12/31/03       n/a
SIF                              12/31/03    12/31/03   12/31/03    12/31/03            n/a       n/a       n/a
USTI                             12/31/03    12/31/03        n/a         n/a            n/a  12/31/03       n/a

The Administrator waived fees and reimbursed expenses as outlined in Note 4.F.

F. WAIVERS AND REIMBURSEMENTS -- For the year ended August 31, 2003, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands):

                                                  CONTRACTUAL WAIVERS
                           -----------------------------------------------------------------
                           INVESTMENT                 SHAREHOLDER                                CONTRACTUAL
                             ADVISORY  ADMINISTRATION   SERVICING  DISTRIBUTION        TOTAL  REIMBURSEMENTS
BF                         $       --      $    1,469  $      343     $      --   $    1,812      $       20
BFII                               --              36       1,346            88        1,470              --
EIF                               399             548         366            --        1,313              --
EMDF                                2              31         127            --          160              --
GSIF                              327              62          33            --          422              30
STBF                               29           1,252         752            --        2,033              --
STBFII                             --             549         342           129        1,020              --
SIF                               108              33          54            --          195             111
USTI                              119             120         197           124          560              --
------------------------------------------------------------------------------------------------------------
Total                      $      984      $    4,100  $    3,560    $      341   $    8,985      $      161
============================================================================================================

                                                                  VOLUNTARY WAIVERS
                                         ---------------------------------------------------------------------
                                         INVESTMENT                   SHAREHOLDER
                                           ADVISORY   ADMINISTRATION    SERVICING   DISTRIBUTION         TOTAL
BF                                       $       --       $       84   $       --       $     --    $       84
STBF                                             --               46           --             --            46
--------------------------------------------------------------------------------------------------------------
Total                                    $       --       $      130   $       --       $     --    $      130
==============================================================================================================

G. OTHER -- Certain officers of the Trusts are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

During the period certain of the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisors.

The Funds may use related party broker dealers. For the year ended August 31, 2003, BF and STBF incurred approximately (in thousands) $10 and $15, respectively, as brokerage commissions with brokers/dealers affiliated with JPMorgan. STBF incurred approximately (in thousands) $29 as clearing fees for JPMorgan Chase Futures.

5. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the year ended August 31, 2003 are as follows (amounts in thousands):

                            SHAREHOLDER
                              SERVICING   DISTRIBUTION  TRANSFER AGENT
BF
Class A                    $          4   $          4    $         10
Class B                               6             17              14
Class C                              --^            --^             --^
Institutional                       645             --              26
Select                              836             --              44
Ultra                               267             --              16
----------------------------------------------------------------------
                           $      1,758   $         21    $        110
======================================================================

BFII
Class A                    $         88   $         88    $         61
Class B                              38            113              26
Select                            2,134             --              23
----------------------------------------------------------------------
                           $      2,260   $        201    $        110
======================================================================

EIF
Institutional              $        366   $         --    $         17
======================================================================

EMDF
Select                     $        147   $         --    $         22
======================================================================

GSIF
Class A                    $          1   $          2    $         12
Class B                               1              2              20
Institutional                       126             --              23
Select                                9             --              14
----------------------------------------------------------------------
                           $        137   $          4    $         69
======================================================================

STBF
Class A                    $         26   $         26    $         17
Institutional                       739             --              29
Select                              344             --              24
----------------------------------------------------------------------
                           $      1,109   $         26    $         70
======================================================================

5. CLASS SPECIFIC EXPENSES

                             SHAREHOLDER
                               SERVICING   DISTRIBUTION  TRANSFER AGENT
STBFII
Class A                     $        215   $        214    $         24
Class M                            3,111          4,356              12
Select                               492             --              24
-----------------------------------------------------------------------
                            $      3,818   $      4,570    $         60
=======================================================================

SIF
Class A                     $          7   $          7    $         12
Class B                               20             58              35
Class C                                7             22              12
Class M                               25             40              17
-----------------------------------------------------------------------
                            $         59   $        127    $         76
=======================================================================

USTI
Class A                     $        124   $        124    $         95
Class B                               56            168              43
Select                               192             --              11
-----------------------------------------------------------------------
                            $        372   $        292    $        149
=======================================================================

^  Amount rounds to less than one thousand.

6. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the year ended August 31, 2003 and the period ended August 31, 2002 are as follows (amounts in thousands):

                             9/1/02 THROUGH 8/31/03            11/1/01 THROUGH 8/31/02
                       --------------------------------  --------------------------------
                                     NET                               NET
                       INVESTMENT INCOME  REALIZED GAIN  INVESTMENT INCOME  REALIZED GAIN
BF
Class A                     $         62   $          8       $          9   $          1
Class B                               70             13                 12             --^
Class C                                1             --                 --             --
Institutional                     26,560          5,442             29,582          6,409
Select                            13,353          2,562              9,856          1,892
Ultra                             22,494          4,216             19,447          3,746
-----------------------------------------------------------------------------------------
                            $     62,540   $     12,241       $     58,906   $     12,048
=========================================================================================

                            9/1/02 THROUGH 8/31/03            11/1/01 THROUGH 8/31/02
                       --------------------------------   ---------------------------------
                                     NET                                NET
                       INVESTMENT INCOME  REALIZED GAIN   INVESTMENT INCOME   REALIZED GAIN
BFII
Class A                     $      1,413   $        389        $      1,509    $         --
Class B                              492            170                 264              --
Select                            36,689          7,587              22,316              --
-------------------------------------------------------------------------------------------
                            $     38,594   $      8,146        $     24,089    $         --
===========================================================================================

EIF
Institutional               $      8,519   $         --        $      3,084    $         --
===========================================================================================

EMDF
Select                      $      4,996   $         --        $        311    $         --
===========================================================================================

GSIF
Class A                     $          9   $         --        $          1    $         --
Class B                               12             --                   4              --
Institutional                      6,870             --               7,372              --
Select                               186             --                 218              --
-------------------------------------------------------------------------------------------
                            $      7,077   $         --        $      7,595    $         --
===========================================================================================

STBF
Class A                     $        255   $        155        $        176    $         10
Institutional                     21,501          9,747              17,687           2,460
Select                             3,658          1,911               2,600             262
-------------------------------------------------------------------------------------------
                            $     25,414   $     11,813        $     20,463    $      2,732
===========================================================================================

STBFII
Class A                     $      1,997*  $        510        $      1,317    $        561
Class M                           26,550*         5,842              20,500           8,423
Select                             5,356*           688               3,497           1,444
-------------------------------------------------------------------------------------------
                            $     33,903   $      7,040        $     25,314    $     10,428
===========================================================================================

SIF
Class A                     $        158   $         --        $        120    $         --
Class B                              384             --                 312              --
Class C                              140             --                 101              --
Class M                              421             --                 391              --
-------------------------------------------------------------------------------------------
                            $      1,103   $         --        $        924    $         --
===========================================================================================

USTI
Class A                     $      1,913   $         --        $      1,387    $         --
Class B                              670             --                 476              --
Select                             3,136             --               2,457              --
-------------------------------------------------------------------------------------------
                            $      5,719   $         --        $      4,320    $         --
===========================================================================================

^  Amount rounds to less than one thousand
* Includes return of capital $33, $478 and $76 for Class A, M and Select, respectively.

7. INVESTMENT TRANSACTIONS

For the year ended August 31, 2003, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                PURCHASES           SALES       PURCHASES           SALES
                          (EXCLUDING U.S. (EXCLUDING U.S.         OF U.S.         OF U.S.
                              GOVERNMENT)     GOVERNMENT)      GOVERNMENT      GOVERNMENT
BF                          $     545,172   $     685,397   $   9,252,964   $   9,509,822
BFII                              608,892         318,977       6,727,484       6,753,031
EIF                               482,079         359,142         589,469         613,285
EMDF                                4,416           3,174          86,449          82,072
GSIF                               22,986          35,391         282,730         303,959
STBF                              805,603         678,192       1,943,291       1,862,788
STBFII                          1,874,339       1,574,452       2,785,870       2,736,930
SIF                                 7,376           6,244          17,609          17,329
USTI                                2,517             808         163,728         148,811

8. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2003 are as follows (amounts in thousands):

                                                    GROSS           GROSS  NET UNREALIZED
                                AGGREGATE      UNREALIZED      UNREALIZED    APPRECIATION
                                     COST    APPRECIATION    DEPRECIATION  (DEPRECIATION)
BF                          $   1,371,021   $      22,920   $     (21,037)  $       1,883
BFII                            1,220,242          22,783         (16,535)          6,248
EIF                               363,799             704          (1,059)           (355)
EMDF                               51,202           7,739            (679)          7,060
GSIF                              118,531           6,423          (2,071)          4,352
STBF                            1,075,283           6,577          (3,524)          3,053
STBFII                          1,715,197          10,726          (6,968)          3,758
SIF                                21,648           1,282            (531)            751
USTI                              136,165           3,178          (2,296)            882

The tax character of distributions paid during the year ended August 31, 2003, and the period ended August 31, 2002 were as follows (amounts in thousands):

YEAR ENDED 8/31/03

                                 ORDINARY       LONG-TERM       RETURN OF           TOTAL
                                   INCOME    CAPITAL GAIN         CAPITAL   DISTRIBUTIONS
BF                          $      71,135   $       3,646           $  --   $      74,781
BFII                               42,125           4,615              --          46,740
EIF                                 8,519              --              --           8,519
EMDF                                4,996              --              --           4,996
GSIF                                7,077              --              --           7,077
STBF                               29,709           7,518              --          37,227
STBFII                             36,036           4,320             587          40,943
SIF                                 1,103              --              --           1,103
USTI                                5,719              --              --           5,719

11/1/01 THROUGH 8/31/02

                                 ORDINARY       LONG-TERM       RETURN OF           TOTAL
                                   INCOME    CAPITAL GAIN         CAPITAL   DISTRIBUTIONS
BF                          $      58,906   $      12,048           $  --   $      70,954
BFII                               24,089              --              --          24,089
EIF                                 3,084              --              --           3,084
EMDF                                  311              --              --             311
GSIF                                7,217              --             378           7,595
STBF                               20,457           2,738              --          23,195
STBFII                             30,242           5,500              --          35,742
SIF                                   867              --              57             924
USTI                                4,320              --              --           4,320

At August 31, 2003, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

                                                                BF             BFII              EIF
Current distributable ordinary income                $      13,204    $       4,787    $         173
Plus/Less: cumulative timing differences                    (1,524)          (5,024)            (304)

Undistributed ordinary income or
overdistribution of ordinary income                  $      11,680    $        (237)   $        (131)

Current distributable long-term capital
gain or tax basis capital loss carryover                    15,604              154           (1,972)

Plus/Less: cumulative timing differences                        --               --           (2,959)

Undistributed long-term gains/
accumulated capital loss                                    15,604              154           (4,931)

Unrealized appreciation (depreciation)               $       5,995    $       5,574    $        (170)

                                                              EMDF             GSIF             STBF
Current distributable ordinary income                $         334    $          --    $       1,627

Plus/Less: cumulative timing differences                       (43)            (854)          (2,230)

Undistributed ordinary income or
overdistribution of ordinary income                  $         291    $        (854)   $        (603)

Current distributable long-term capital
gain or tax basis capital loss carryover                    (2,324)         (32,290)              --

Plus/Less: cumulative timing differences                        --               --           (2,587)

Undistributed long-term gains/
accumulated capital loss                                    (2,324)         (32,290)          (2,587)

Unrealized appreciation (depreciation)               $       7,022    $       4,336    $       4,313

                                                            STBFII              SIF             USTI
Current distributable ordinary income                $          --    $          --^   $         194

Plus/Less: cumulative timing differences                    (2,892)            (208)            (186)

Undistributed ordinary income or
overdistribution of ordinary income                  $      (2,892)   $        (208)   $           8

Current distributable long-term capital
gain or tax basis capital loss carryover                        --           (2,615)          (1,587)

Plus/Less: cumulative timing differences                    (1,731)            (109)            (849)

Undistributed long-term gains/
accumulated capital loss                                    (1,731)          (2,724)          (2,436)

Unrealized appreciation (depreciation)               $       4,598    $         748    $         882

For BF, EIF and STBFII, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales, straddle loss deferrals and the mark to market of futures and options. For BFII and STBF, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales and the mark to market of futures and options. For EMDF, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales, mark to market of futures, and allocation of tax basis on "Master/Feeder" takedown. For GSIF, the differences between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales, straddle loss deferrals, the mark to market of futures, and forward foreign currency contracts. For SIF, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales and the mark to market of futures, forward foreign currency contracts. For USTI, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales and the mark to market of futures. For BF and EIF, the cumulative timing difference account primarily consists of dividends payable and post October loss deferrals. For BFII, STBF, STBFII and USTI, the cumulative timing difference account primarily consists of deferred compensation, dividends payable and post October loss deferrals. For EMDF, the cumulative timing difference account primarily consists of deferred compensation, dividends payable and interest write off for book not tax purposes. For GSIF and SIF, the cumulative timing difference account primarily consists of dividends payable, post October loss deferrals and interest write off for book not tax purposes.

At August 31, 2003, the following Funds have capital loss carryovers, which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders (amounts in thousands).

                                                                                                          EXPIRATION
                                                                                AMOUNT                          DATE
EIF                                                                          $  (1,180)              August 31, 2010
                                                                                  (792)              August 31, 2011
------------------------------------------------------------------------------------------------------------------------
                                                                                (1,972)
========================================================================================================================

EMDF                                                                         $  (2,324)              August 31, 2010
========================================================================================================================

GSIF                                                                         $  (8,194)              August 31, 2006
                                                                                (5,023)              August 31, 2007
                                                                                (6,462)              August 31, 2008
                                                                                (4,211)              August 31, 2009
                                                                                (8,400)              August 31, 2010
------------------------------------------------------------------------------------------------------------------------
                                                                               (32,290)*
========================================================================================================================

SIF                                                                          $  (1,652)              August 31, 2009
                                                                                  (917)              August 31, 2010
                                                                                   (46)              August 31, 2011
------------------------------------------------------------------------------------------------------------------------
                                                                                (2,615)
========================================================================================================================

USTI                                                                         $  (1,587)              August 31, 2008
========================================================================================================================

* The above capital loss carryover includes $426 (amount in thousands) of losses acquired from J.P. Morgan Global Strategic Income Fund. Utilization of these losses will be subject to an annual limitation as prescribed by the Internal Revenue Code.

During the year ended August 31, 2003, EMDF, GSIF and USTI utilized capital loss carryovers of $3,652, $1,321 and $4,029, respectively (amounts in thousands).

Capital losses incurred after October 31, within a Fund's fiscal year are deemed to aris on the first business day of the following fiscal year for tax purposes. The following Funds have incurred the following post-October realized losses (amounts in thousands):

                                                                              CURRENCY            CAPITAL
FUND
BF                                                                               $ 386            $    --
BFII                                                                               848                 --
EIF                                                                                132              2,959
GSIF                                                                               429                 --
STBF                                                                                --              4,186
STBFII                                                                             280              1,727
SIF                                                                                150                109
USTI                                                                                --                850

9. BANK BORROWINGS

Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 16, 2004.

Prior to April 17, 2003, the Funds had entered into an agreement, enabling them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $400 million, collectively. Interest was charged to the Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Fund. This agreement expired on April 16, 2003. The commitment fee is included in Other expenses on the Statement of Operations.

During the period ended August 31, 2003, EMDF and GSI had borrowed against the Line of Credit Agreement. The details of the borrowing were as follows (amounts in thousands):

                                                                               AVERAGE            AVERAGE
                                                                   AMOUNT OUTSTANDING*      INTEREST RATE
FUND
EMDF                                                                             $  51              1.62%
GSI                                                                                 96              1.76%

* The average amount outstanding was calculated based on the daily balances during the period from September 1, 2002, through August 31, 2003.

10. CONCENTRATIONS AND INDEMNIFICATIONS

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swaps, forward foreign currency exchange contracts and option agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

As to illiquid investments, a Fund is subject to the risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. SUBSEQUENT EVENTS

On September 1, 2003, Robert Fleming, Inc. and J.P. Morgan Fleming Asset Management (USA), Inc. merged into J.P. Morgan Investment Management, Inc. ("JPMIM"). The investment advisory services and personnel providing investment advice have not changed as a result of the merger. Effective September 1, 2003, JPMIM, the surviving entity, will serve as adviser to all the funds.

On October 1, 2003, JPMIM changed from being a wholly owned subsidiary of JPMorgan ("Parent") to being an indirectly wholly owned subsidiary of the Parent, with the intermediary being J.P. Morgan Fleming Asset Management Holdings, Inc.

                                               12. CAPITAL SHARE TRANSACTIONS

                                                                                           BOND FUND
                                                              --------------------------------------------------------------
                                                                        YEAR ENDED         PERIOD ENDED           YEAR ENDED
                                                                   AUGUST 31, 2003     AUGUST 31, 2002+    OCTOBER 31, 2001*
CLASS A
AMOUNT
   Shares sold                                                          $    5,626           $    1,239           $       70
   Shares issued in reinvestment of
   distributions                                                                59                    9                   --^
   Shares redeemed                                                          (4,362)                (602)                  (1)
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                   $    1,323           $      646           $       69
============================================================================================================================
SHARES
   Shares sold                                                                 550                  126                    7
   Shares issued in reinvestment of
   distributions                                                                 6                    1                   --^
   Shares redeemed                                                            (430)                 (61)                  --^
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                          126                   66                    7
============================================================================================================================

CLASS B SHARES
AMOUNT
   Shares sold                                                          $    1,762           $    1,577           $       63
   Shares issued in reinvestment of
   distributions                                                                50                    9                   --^
   Shares redeemed                                                            (623)                (298)                  --
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                   $    1,189           $    1,288           $       63
============================================================================================================================
SHARES
   Shares sold                                                                 172                  160                    6
   Shares issued in reinvestment of
   distributions                                                                 5                    1                   --^
   Shares redeemed                                                             (61)                 (30)                  --
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                          116                  131                    6
============================================================================================================================

+  The Fund changed its fiscal year end from October 31 to August 31.
* For Class A Shares, Class B Shares and Select Shares, from commencement of operations on September 10, 2001.
^  Amount rounds to less than one thousand.

                                                                                           BOND FUND
                                                              --------------------------------------------------------------
                                                                        YEAR ENDED         PERIOD ENDED           YEAR ENDED
                                                                   AUGUST 31, 2003     AUGUST 31, 2002+    OCTOBER 31, 2001*
CLASS C**
AMOUNT
   Shares sold                                                          $      277           $       --           $       --
   Shares issued in reinvestment of
   distributions                                                                 1                   --                   --
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                   $      278           $       --           $       --
============================================================================================================================
SHARES
   Shares sold                                                                  27                   --                   --
   Shares issued in reinvestment of
   distributions                                                                --^                  --                   --
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                           27                   --                   --
============================================================================================================================

INSTITUTIONAL
AMOUNT
   Shares sold                                                          $  100,824           $  161,877           $  388,434
   Shares issued in reinvestment of
   distributions                                                            18,575               20,198               30,849
   Shares redeemed                                                        (387,582)            (441,909)            (375,266)
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                   $ (268,183)          $ (259,834)          $   44,017
============================================================================================================================
SHARES
   Shares sold                                                               9,955               16,434               39,773
   Shares issued in reinvestment of
   distributions                                                             1,827                2,056                3,149
   Shares redeemed                                                         (38,087)             (44,903)             (38,384)
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                      (26,305)             (26,413)               4,538
============================================================================================================================

+  The Fund changed its fiscal year end from October 31 to August 31.
* For Class A Shares, Class B Shares and Select Shares, from commencement of operations on September 10, 2001.
** From commencement of offering class shares on March 31, 2003.
^  Amount rounds to less than one thousand.

                                                                                           BOND FUND
                                                              --------------------------------------------------------------
                                                                        YEAR ENDED         PERIOD ENDED           YEAR ENDED
                                                                   AUGUST 31, 2003     AUGUST 31, 2002+    OCTOBER 31, 2001*
SELECT
AMOUNT
   Shares sold                                                          $  164,875           $   96,862           $   32,570
   Shares issued in connection with
   Fund Reorganization (Note 2)                                                 --                   --              299,497
   Shares issued in reinvestment of
   distributions                                                            14,339               10,484                1,920
   Shares redeemed                                                        (179,758)            (109,981)             (24,697)
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                   $     (544)          $   (2,635)          $  309,290
============================================================================================================================
SHARES
   Shares sold                                                              16,205                9,809                3,295
   Shares issued in connection with
   Fund Reorganization (Note 2)                                                 --                   --               30,279
   Shares issued in reinvestment of
   distributions                                                             1,410                1,065                  192
   Shares redeemed                                                         (17,684)             (11,124)              (2,491)
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                          (69)                (250)              31,275
============================================================================================================================

ULTRA
AMOUNT
   Shares sold                                                          $   83,572           $  280,395           $   49,357
   In-kind contributions                                                        --                  559                   --
   Shares issued in connection with
   Fund Reorganization (Note 2)                                                 --                   --              555,990
   Shares issued in reinvestment of
   distributions                                                            21,583               16,681                3,120
   Shares redeemed                                                        (268,399)            (284,193)             (21,200)
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                   $ (163,244)          $   13,442           $  587,267
============================================================================================================================
SHARES
   Shares sold                                                               8,169               28,380                4,944
   In-kind contributions                                                        --                   57                   --
   Shares issued in connection with
   Fund Reorganization (Note 2)                                                 --                   --               56,210
   Shares issued in reinvestment of
   distributions                                                             2,122                1,694                  312
   Shares redeemed                                                         (26,279)             (28,843)              (2,135)
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                      (15,988)               1,288               59,331
============================================================================================================================

* For Class A Shares, Class B Shares, Select Shares and Ultra Shares, from commencement of operations on September 10, 2001.
+  The Fund changed its fiscal year end from October 31 to August 31.

                                                                                         BOND FUND II
                                                              --------------------------------------------------------------
                                                                        YEAR ENDED         PERIOD ENDED           YEAR ENDED
                                                                   AUGUST 31, 2003     AUGUST 31, 2002+    OCTOBER 31, 2001*
CLASS A
AMOUNT
   Shares sold                                                          $   19,019           $   13,295           $   75,231
   Shares issued in connection with
   Fund Reorganization (Note 2)                                              4,321                                    34,496
   Shares issued in reinvestment of
   distributions                                                             1,250                1,102                  987
   Shares redeemed                                                         (21,390)             (47,915)             (49,101)
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                   $    3,200           $  (33,518)          $   61,613
============================================================================================================================
SHARES
   Shares sold                                                                 456                  330                1,898
   Shares issued in connection with
   Fund Reorganization (Note 2)                                                104                                       872
   Shares issued in reinvestment of
   distributions                                                                30                   27                   25
   Shares redeemed                                                            (514)              (1,193)              (1,251)
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                           76                 (836)               1,544
============================================================================================================================

CLASS B
AMOUNT
   Shares sold                                                          $    5,212           $    7,545           $    4,481
   Shares issued in connection with
   Fund Reorganization (Note 2)                                                 --                                     4,552
   Shares issued in reinvestment of
   distributions                                                               535                  216                  141
   Shares redeemed                                                          (3,864)              (2,397)              (1,419)
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                   $    1,883           $    5,364           $    7,755
============================================================================================================================
SHARES
   Shares sold                                                                 125                  188                  113
   Shares issued in connection with
   Fund Reorganization (Note 2)                                                 --                                       115
   Shares issued in reinvestment of
   distributions                                                                13                    5                    3
   Shares redeemed                                                             (93)                 (59)                 (36)
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                           45                  134                  195
============================================================================================================================

* For Class A and B Shares, from commencement of operations on March 2, 2001. + The Fund changed its fiscal year end from October 31 to August 31.

                                                                   BOND FUND II
                                             ---------------------------------------------------------
                                                  YEAR ENDED         PERIOD ENDED           YEAR ENDED
                                             AUGUST 31, 2003     AUGUST 31, 2002+    OCTOBER 31, 2001*
SELECT
AMOUNT
   Shares sold                                  $    101,070         $     46,695         $     69,494
   Shares issued in connection with
   Fund Reorganization (Note 2)                      530,889                   --               67,941
   Shares issued in reinvestment of
   distributions                                       9,918                1,949                2,446
   Shares redeemed                                  (260,826)             (74,902)             (94,591)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $    381,051         $    (26,258)        $     45,290
======================================================================================================
SHARES
   Shares sold                                         2,423                1,154                1,837
   Shares issued in connection with
   Fund Reorganization (Note 2)                       12,846                   --                1,718
   Shares issued in reinvestment of
   distributions                                         239                   48                   61
   Shares redeemed                                    (6,274)              (1,858)              (2,402)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                  9,234                 (656)               1,214
======================================================================================================

* For Class A and B Shares, from commencement of operations on March 2, 2001. + The Fund changed its fiscal year end from October 31 to August 31.

                                                     ENHANCED INCOME FUND
                                             ------------------------------------
                                                  YEAR ENDED         PERIOD ENDED
                                             AUGUST 31, 2003     AUGUST 31, 2002*
INSTITUTIONAL
AMOUNT
   Shares sold                                  $    447,159         $    354,974
   Shares issued in reinvestment of
   distributions                                       6,334                2,447
   Shares redeemed                                  (394,644)             (56,630)
---------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $     58,849         $    300,791
=================================================================================
SHARES
   Shares sold                                        44,983               35,496
   Shares issued in reinvestment of
   distributions                                         638                  245
   Shares redeemed                                   (39,744)              (5,662)
---------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                  5,877               30,079
=================================================================================

*  From commencement of operations on November 30, 2001.

                                                        FLEMING EMERGING MARKETS DEBT FUND
                                             ---------------------------------------------------------
                                                  YEAR ENDED         PERIOD ENDED           YEAR ENDED
                                             AUGUST 31, 2003     AUGUST 31, 2002+        JULY 31, 2002
SELECT
AMOUNT
   Shares sold                                  $     48,541         $      5,845         $     14,395
   Shares issued in reinvestment of
   distributions                                       4,368                  285                3,207
   Shares redeemed                                   (44,406)              (2,247)             (13,889)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $      8,503         $      3,883         $      3,713
======================================================================================================
SHARES
   Shares sold                                         5,767                  790                1,783
   Shares issued in reinvestment of
   distributions                                         517                   39                  408
   Shares redeemed                                    (5,103)                (313)              (1,738)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                  1,181                  516                  453
======================================================================================================

+  The Fund changed its fiscal year end from July 31 to August 31.

                                                           GLOBAL STRATEGIC INCOME FUND
                                             ---------------------------------------------------------
                                                  YEAR ENDED         PERIOD ENDED           YEAR ENDED
                                             AUGUST 31, 2003     AUGUST 31, 2002+    OCTOBER 31, 2001*
CLASS A
AMOUNT
   Shares sold                                  $        563         $         64         $         10
   Shares issued in reinvestment of
   distributions                                           2                    1                   --^
   Shares redeemed                                      (233)                  (1)                  --
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $        332         $         64         $         10
======================================================================================================
SHARES
   Shares sold                                            62                    7                    1
   Shares issued in reinvestment of
   distributions                                          --^                  --^                  --^
   Shares redeemed                                       (26)                  --^                  --
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                     36                    7                    1
======================================================================================================

CLASS B
AMOUNT
   Shares sold                                  $        103         $        240         $         10
   Shares issued in reinvestment of
   distributions                                          11                    4                   --^
   Shares redeemed                                       (29)                 (29)                  --
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $         85         $        215         $         10
======================================================================================================
SHARES
   Shares sold                                            12                   28                    1
   Shares issued in reinvestment of
   distributions                                           1                   --^                  --^
   Shares redeemed                                        (3)                  (3)                  --
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                     10                   25                    1
======================================================================================================

* For Class A Shares, Class B Shares and Select Shares, from commencement of operations on September 10, 2001.
^  Amount rounds to less than one thousand.
+  The Fund changed its fiscal year end from October 31 to August 31.

                                                           GLOBAL STRATEGIC INCOME FUND
                                             ---------------------------------------------------------
                                                  YEAR ENDED         PERIOD ENDED           YEAR ENDED
                                             AUGUST 31, 2003     AUGUST 31, 2002+    OCTOBER 31, 2001*
INSTITUTIONAL
AMOUNT
   Shares sold                                  $     19,855         $     32,337         $     64,428
   Shares issued in reinvestment of
   distributions                                       1,670                2,299                7,184
   Shares redeemed                                   (53,142)             (38,770)             (85,638)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $    (31,617)        $     (4,134)        $    (14,026)
======================================================================================================
SHARES
   Shares sold                                         2,212                3,644                6,949
   Shares issued in reinvestment of
   distributions                                         189                  260                  779
   Shares redeemed                                    (5,948)              (4,384)              (9,291)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                 (3,547)                (480)              (1,563)
======================================================================================================

SELECT
AMOUNT
   Shares sold                                  $        813         $      1,885         $        122
   Shares issued in connection with
   Fund Reorganization (Note 2)                           --                   --                5,459
   Shares issued in reinvestment of
   distributions                                         173                  199                   45
   Shares redeemed                                    (3,325)              (1,319)                (953)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $     (2,339)        $        765         $      4,673
======================================================================================================
SHARES
   Shares sold                                            90                  215                   14
   Shares issued in connection with
   Fund Reorganization (Note 2)                           --                   --                  598
   Shares issued in reinvestment of
   distributions                                          19                   23                    5
   Shares redeemed                                      (377)                (148)                (108)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                   (268)                  90                  509
======================================================================================================

* For Class A Shares, Class B Shares and Select Shares, from commencement of operations on September 10, 2001.
+  The Fund changed its fiscal year end from October 31 to August 31.

                                                               SHORT TERM BOND FUND
                                             ---------------------------------------------------------
                                                  YEAR ENDED         PERIOD ENDED           YEAR ENDED
                                             AUGUST 31, 2003     AUGUST 31, 2002+    OCTOBER 31, 2001*
CLASS A
AMOUNT
   Shares sold                                  $     10,476         $     10,168         $      2,334
   Shares issued in reinvestment
   of distributions                                      234                   93                    3
   Shares redeemed                                   (11,597)              (2,821)                (100)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $       (887)        $      7,440         $      2,237
======================================================================================================
SHARES
   Shares sold                                         1,047                1,026                  236
   Shares issued in reinvestment
   of distributions                                       23                    9                    1
   Shares redeemed                                    (1,161)                (285)                 (10)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                    (91)                 750                  227
======================================================================================================

INSTITUTIONAL
AMOUNT
   Shares sold                                  $    577,952         $    351,240         $    497,579
   Shares issued in reinvestment
   of distributions                                   22,428               14,610               13,274
   Shares redeemed                                  (397,855)            (445,356)            (253,463)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $    202,525         $    (79,506)        $    257,390
======================================================================================================
SHARES
   Shares sold                                        57,811               35,453               50,690
   Shares issued in reinvestment
   of distributions                                    2,246                1,472                1,361
   Shares redeemed                                   (39,844)             (44,923)             (25,913)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                 20,213               (7,998)              26,138
======================================================================================================

+  The Fund changed its fiscal year end from October 31 to August 31.
*  For Class A Shares, from commencement of operations on February 16, 2001.

                                                         SHORT TERM BOND FUND (CONTINUED)
                                             ---------------------------------------------------------
                                                  YEAR ENDED         PERIOD ENDED           YEAR ENDED
                                             AUGUST 31, 2003     AUGUST 31, 2002+     OCTOBER 31, 2001
SELECT
AMOUNT
   Shares sold                                  $    114,380         $     81,057         $     14,443
   Shares issued in connection with
   Fund Reorganization (Note 2)                           --                   --               53,000
   Shares issued in reinvestment
   of distributions                                    4,787                2,554                  306
   Shares redeemed                                  (116,165)             (29,424)              (2,019)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $      3,002         $     54,187         $     65,730
======================================================================================================
SHARES
   Shares sold                                        11,457                8,200                1,451
   Shares issued in connection with
   Fund Reorganization (Note 2)                           --                   --                5,372
   Shares issued in reinvestment
   of distributions                                      479                  257                   31
   Shares redeemed                                   (11,649)              (2,968)                (203)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                    287                5,489                6,651
======================================================================================================

+  The Fund changed its fiscal year end from October 31 to August 31.

                                                              SHORT TERM BOND FUND II
                                             ---------------------------------------------------------
                                                  YEAR ENDED         PERIOD ENDED           YEAR ENDED
                                             AUGUST 31, 2003     AUGUST 31, 2002+     OCTOBER 31, 2001
CLASS A
AMOUNT
   Shares sold                                  $    113,310         $     65,617         $     74,289
   Shares issued in connection with
   Fund Reorganization (Note 2)                           --                   --                  252
   Shares issued in reinvestment
   of distributions                                    2,068                1,495                  706
   Shares redeemed                                  (141,585)             (48,876)             (43,358)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $    (26,207)        $     18,236         $     31,889
======================================================================================================
SHARES
   Shares sold                                        10,975                6,448                7,303
   Shares issued in connection with
   Fund Reorganization (Note 2)                           --                   --                   25
   Shares issued in reinvestment
   of distributions                                      200                  147                   69
   Shares redeemed                                   (13,686)              (4,813)              (4,291)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                 (2,511)               1,782                3,106
======================================================================================================

CLASS M
AMOUNT
   Shares sold                                  $    396,087         $    600,270         $    688,863
   Shares issued in reinvestment
   of distributions                                      166                  365                  488
   Shares redeemed                                  (344,293)            (165,849)             (27,828)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $     51,960         $    434,786         $    661,523
======================================================================================================
SHARES
   Shares sold                                        38,320               61,291               67,836
   Shares issued in reinvestment
   of distributions                                       16                   36                   48
   Shares redeemed                                   (33,291)             (18,653)              (2,732)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                  5,045               42,674               65,152
======================================================================================================

+  The Fund changed its fiscal year end from October 31 to August 31.

                                                        SHORT TERM BOND FUND II (CONTINUED)
                                             ---------------------------------------------------------
                                                  YEAR ENDED         PERIOD ENDED           YEAR ENDED
                                             AUGUST 31, 2003     AUGUST 31, 2002+     OCTOBER 31, 2001
SELECT
AMOUNT
   Shares sold                                  $    265,146         $     48,766         $    127,882
   In-kind contributions                                  --               10,711                   --
   Shares issued in connection with
   Fund Reorganization (Note 2)                           --                   --               46,879
   Shares issued in reinvestment
   of distributions                                    1,917                1,894                1,156
   Shares redeemed                                   (65,640)             (60,092)             (57,217)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $    201,423         $      1,279         $    118,700
======================================================================================================
SHARES
   Shares sold                                        25,618                4,784               12,484
   In-kind contributions                                  --                1,032                   --
   Shares issued in connection with
   Fund Reorganization (Note 2)                           --                   --                4,632
   Shares issued in reinvestment
   of distributions                                      185                  186                  114
   Shares redeemed                                    (6,337)              (5,889)              (5,567)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                 19,466                  113               11,663
======================================================================================================

+  The Fund changed its fiscal year end from October 31 to August 31.

                                                               STRATEGIC INCOME FUND
                                             ---------------------------------------------------------
                                                  YEAR ENDED         PERIOD ENDED           YEAR ENDED
                                             AUGUST 31, 2003     AUGUST 31, 2002+     OCTOBER 31, 2001
CLASS A
AMOUNT
   Shares sold                                  $      1,934         $      1,289         $      2,115
   Shares issued in reinvestment
   of distributions                                       99                   64                   77
   Shares redeemed                                    (1,596)              (1,021)              (2,049)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $        437         $        332         $        143
======================================================================================================
SHARES
   Shares sold                                           219                  148                  236
   Shares issued in reinvestment
   of distributions                                       11                    7                    9
   Shares redeemed                                      (183)                (118)                (231)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                     47                   37                   14
======================================================================================================

CLASS B
AMOUNT
   Shares sold                                  $      2,084         $      1,190         $      1,911
   Shares issued in reinvestment
   of distributions                                      159                  117                  158
   Shares redeemed                                    (1,486)              (1,522)              (1,557)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $        757         $       (215)        $        512
======================================================================================================
SHARES
   Shares sold                                           236                  138                  214
   Shares issued in reinvestment
   of distributions                                       18                   13                   18
   Shares redeemed                                      (170)                (177)                (173)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                     84                  (26)                  59
======================================================================================================

+  The Fund changed its fiscal year end from October 31 to August 31.

                                                         STRATEGIC INCOME FUND (CONTINUED)
                                             ---------------------------------------------------------
                                                  YEAR ENDED         PERIOD ENDED           YEAR ENDED
                                             AUGUST 31, 2003     AUGUST 31, 2002+     OCTOBER 31, 2001
CLASS C
AMOUNT
   Shares sold                                  $      2,257         $        697         $      1,161
   Shares issued in reinvestment
   of distributions                                       75                   42                   50
   Shares redeemed                                    (1,271)                (843)                (795)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $      1,061         $       (104)        $        416
======================================================================================================
SHARES
   Shares sold                                           254                   82                  129
   Shares issued in reinvestment
   of distributions                                        8                    5                    6
   Shares redeemed                                      (147)                 (98)                 (88)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                    115                  (11)                  47
======================================================================================================

CLASS M
AMOUNT
   Shares sold                                  $        499         $         24         $        890
   Shares issued in reinvestment
   of distributions                                       --^                  --                   --
   Shares redeemed                                    (1,960)              (1,443)              (5,963)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $     (1,461)        $     (1,419)        $     (5,073)
======================================================================================================
SHARES
   Shares sold                                            57                    3                   98
   Shares issued in reinvestment
   of distributions                                       --^                  --                   --
   Shares redeemed                                      (221)                (165)                (663)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                   (164)                (162)                (565)
======================================================================================================

+ The Fund changed its fiscal year end from October 31 to August 31. ^ Amount rounds to less than one thousand.

                                                             U.S. TREASURY INCOME FUND
                                             ---------------------------------------------------------
                                                  YEAR ENDED         PERIOD ENDED           YEAR ENDED
                                             AUGUST 31, 2003     AUGUST 31, 2002+    OCTOBER 31, 2001*
CLASS A
AMOUNT
   Shares sold                                  $     20,583         $     19,741         $     87,754
   Shares issued in connection with
   Fund Reorganization (Note 2)                           --                   --                2,621
   Shares issued in reinvestment
   of distributions                                    1,450                1,112                1,630
   Shares redeemed                                   (19,203)             (22,721)             (90,916)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $      2,830         $     (1,868)        $      1,089
======================================================================================================
SHARES
   Shares sold                                         1,726                1,730                7,897
   Shares issued in connection with
   Fund Reorganization (Note 2)                           --                   --                  236
   Shares issued in reinvestment
   of distributions                                      121                  100                  146
   Shares redeemed                                    (1,611)              (1,997)              (8,193)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                    236                 (167)                  86
======================================================================================================

CLASS B
AMOUNT
   Shares sold                                  $      6,965         $      6,217         $      7,273
   Shares issued in reinvestment
   of distributions                                      488                  344                  471
   Shares redeemed                                    (8,907)              (5,382)              (4,516)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $     (1,454)        $      1,179         $      3,228
======================================================================================================
SHARES
   Shares sold                                           581                  543                  649
   Shares issued in reinvestment
   of distributions                                       41                   30                   42
   Shares redeemed                                      (747)                (474)                (407)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                   (125)                  99                  284
======================================================================================================

+  The Fund changed its fiscal year end from October 31 to August 31.
*  For Select Shares, from commencement of operations on February 16, 2001.

                                                       U.S. TREASURY INCOME FUND (CONTINUED)
                                             ---------------------------------------------------------
                                                  YEAR ENDED         PERIOD ENDED           YEAR ENDED
                                             AUGUST 31, 2003     AUGUST 31, 2002+    OCTOBER 31, 2001*
SELECT
AMOUNT
   Shares sold                                  $     47,402         $      9,580         $     26,007
   Shares issued in connection with
   Fund Reorganization (Note 2)                           --                   --               46,349
   Shares issued in reinvestment
   of distributions                                    1,857                2,307                1,844
   Shares redeemed                                   (56,156)             (10,964)              (3,037)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                           $     (6,897)        $        923         $     71,163
======================================================================================================
SHARES
   Shares sold                                         3,957                  841                2,335
   Shares issued in connection with
   Fund Reorganization (Note 2)                           --                   --                4,175
   Shares issued in reinvestment
   of distributions                                      155                  203                  164
   Shares redeemed                                    (4,685)                (960)                (271)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                   (573)                  84                6,403
======================================================================================================

+  The Fund changed its fiscal year end from October 31 to August 31.
*  For Select Shares, from commencement of operations on February 16, 2001.

JPMorgan Funds

FINANCIAL HIGHLIGHTS

CLASS A SHARES

                                                                  PER SHARE OPERATING PERFORMANCE:
                                   -----------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:                LESS DISTRIBUTIONS:
                                                -------------------------------------   ------------------------------------------
                                                               NET GAINS
                                                             (LOSSES) ON
                                    NET ASSET          NET    SECURITIES                 DIVIDENDS
                                       VALUE,   INVESTMENT         (BOTH   TOTAL FROM     FROM NET   DISTRIBUTIONS
                                    BEGINNING       INCOME  REALIZED AND   INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                    OF PERIOD       (LOSS)   UNREALIZED)   OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
BOND FUND^^
Year Ended 8/31/03                 $    10.07         0.40          0.04         0.44         0.40            0.08            0.48
11/1/01 Through 8/31/02            $    10.08         0.31          0.05         0.36         0.31            0.06            0.37
9/10/01** Through 10/31/01         $     9.89         0.06^         0.20         0.26         0.07              --            0.07

BOND FUND II^^
Year Ended 8/31/03                 $    41.39         1.66^        (0.31)        1.35         1.66            0.49            2.15
11/1/01 Through 8/31/02            $    41.01         1.35^         0.34         1.69         1.31              --            1.31
3/2/01** Through 10/31/01          $    39.55         1.32          1.46         2.78         1.32              --            1.32

GLOBAL STRATEGIC INCOME FUND^^
Year Ended 8/31/03                 $     8.64         0.40^         0.31         0.71         0.43              --            0.43
11/1/01 Through 8/31/02            $     8.91         0.55         (0.33)        0.22         0.47            0.02            0.49
9/10/01** Through 10/31/01         $     9.13         0.09^        (0.22)       (0.13)        0.09              --            0.09

SHORT TERM BOND FUND^^
Year Ended 8/31/03                 $    10.03         0.24         (0.03)        0.21         0.25            0.14            0.39
11/1/01 Through 8/31/02            $    10.01         0.27          0.05         0.32         0.26            0.04            0.30
9/10/01** Through 10/31/01         $     9.87         0.05^         0.15         0.20         0.06              --            0.06

 ^^ The fund changed its fiscal year from October 31 to August 31.
 ** Commencement of offering of class of shares.
  ^ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b) Not annualized for periods less than one year.
  + Amount rounds to less than one million.
  # Short periods have been annualized.
  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S.
    Fixed Income Portfolio, in which the Fund invested all of its investable assets.
  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The Short
    Term Bond Portfolio, in which the Fund invested all of its investable assets.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                    ANNUAL REPORT AUGUST 31 2003

                                  PER SHARE OPERATING PERFORMANCE:
                                  --------------------------------
                                     NET ASSET
                                    VALUE, END            TOTAL
                                     OF PERIOD    RETURN (1)(b)
BOND FUND^^
Year Ended 8/31/03                  $    10.03             4.32%
11/1/01 Through 8/31/02             $    10.07             3.72%
9/10/01** Through 10/31/01          $    10.08             2.63%

BOND FUND II^^
Year Ended 8/31/03                  $    40.59             3.26%
11/1/01 Through 8/31/02             $    41.39             4.26%
3/2/01** Through 10/31/01           $    41.01             7.23%

GLOBAL STRATEGIC INCOME FUND^^
Year Ended 8/31/03                  $     8.92             8.33%
11/1/01 Through 8/31/02             $     8.64             2.54%
9/10/01** Through 10/31/01          $     8.91            (2.30%)

SHORT TERM BOND FUND^^
Year Ended 8/31/03                  $     9.85             2.08%
11/1/01 Through 8/31/02             $    10.03             3.18%
9/10/01** Through 10/31/01          $    10.01             2.01%

                                                                      RATIOS/SUPPLEMENTAL DATA:
                                  ------------------------------------------------------------------------------------------------
                                                                   RATIOS TO AVERAGE NET ASSETS: #
                                                 --------------------------------------------------------------------
                                                                                                       NET INVESTMENT
                                  NET ASSETS,                       NET               EXPENSES          INCOME (LOSS)
                                       END OF                INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,    PORTFOLIO
                                       PERIOD         NET        INCOME         REIMBURSEMENTS         REIMBURSEMENTS     TURNOVER
                                   (MILLIONS)    EXPENSES        (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS    RATE ~(b)
BOND FUND^^
Year Ended 8/31/03                 $        2        0.75%         3.86%               1.59%                 3.02%            679%
11/1/01 Through 8/31/02            $        1        0.75%         3.59%               5.64%                (1.30%)           572%
9/10/01** Through 10/31/01         $       --+       0.75%         3.93%              10.75%                (6.07%)           423%

BOND FUND II^^
Year Ended 8/31/03                 $       32        0.75%         3.96%               1.16%                 3.55%            806%
11/1/01 Through 8/31/02            $       29        0.75%         4.02%               1.10%                 3.67%            496%
3/2/01** Through 10/31/01          $       63        0.75%         4.90%               1.25%                 4.40%            319%

GLOBAL STRATEGIC INCOME FUND^^
Year Ended 8/31/03                 $       --+       1.25%         4.45%               7.26%                (1.56%)           248%
11/1/01 Through 8/31/02            $       --+       1.25%         6.20%              35.90%!!             (28.45%)!!         178%
9/10/01** Through 10/31/01         $       --+       1.25%         6.99%              11.01%                (2.77%)           107%

SHORT TERM BOND FUND^^
Year Ended 8/31/03                 $        9        0.75%         2.39%               1.10%                 2.04%            386%
11/1/01 Through 8/31/02            $       10        0.75%         3.01%               1.00%                 2.76%            215%
9/10/01** Through 10/31/01         $        2        0.75%         3.62%              10.76%                (6.39%)           160%

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                   PER SHARE OPERATING PERFORMANCE:
                                   ------------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                                -------------------------------------   ---------------------------------------
                                                               NET GAINS
                                                             (LOSSES) ON
                                    NET ASSET          NET    SECURITIES                 DIVIDENDS
                                       VALUE,   INVESTMENT         (BOTH   TOTAL FROM     FROM NET   DISTRIBUTIONS
                                    BEGINNING       INCOME  REALIZED AND   INVESTMENT   INVESTMENT    FROM CAPITAL   TAX RETURN
                                    OF PERIOD       (LOSS)   UNREALIZED)   OPERATIONS       INCOME           GAINS   OF CAPITAL
SHORT TERM BOND FUND II^^
Year Ended 8/31/03                 $    10.33         0.23^       (0.04)        0.19          0.24            0.05           --+
11/1/01 Through 8/31/02            $    10.38         0.25         0.06         0.31          0.25            0.11           --
Year Ended 10/31/01                $     9.89         0.43^        0.53         0.96          0.47              --           --
Year Ended 10/31/00                $     9.94         0.56        (0.05)        0.51          0.56              --           --
Year Ended 10/31/99                $    10.14         0.46        (0.20)        0.26          0.46              --           --
Year Ended 10/31/98                $    10.10         0.53         0.02         0.55          0.51              --           --

STRATEGIC INCOME FUND^^
Year Ended 8/31/03                 $     8.55         0.48^        0.34         0.82          0.48              --           --
11/1/01 Through 8/31/02            $     8.85         0.41        (0.31)        0.10          0.38              --         0.02
Year Ended 10/31/01                $     9.05         0.62        (0.20)        0.42          0.60              --         0.02
Year Ended 10/31/00                $     9.59         0.78        (0.53)        0.25          0.78              --         0.01
11/30/98* Through 10/31/99         $    10.00         0.72        (0.41)        0.31          0.72              --           --

U.S TREASURY INCOME FUND^^
Year Ended 8/31/03                 $    11.83         0.45        (0.21)        0.24          0.46              --           --
11/1/01 Through 8/31/02            $    11.77         0.38         0.05         0.43          0.37              --           --
Year Ended 10/31/01                $    10.77         0.53         1.01         1.54          0.54              --           --
Year Ended 10/31/00                $    10.67         0.68         0.10         0.78          0.68              --           --
Year Ended 10/31/99                $    11.66         0.71        (0.99)       (0.28)         0.71              --           --
Year Ended 10/31/98                $    11.26         0.75         0.40         1.15          0.75              --           --

 ^^ The fund changed its fiscal year from October 31 to August 31.
  * Commencement of operations.
  ^ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  + Amount rounds to less than .005%

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                         PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------------------
                                                     NET ASSET
                                           TOTAL    VALUE, END            TOTAL
                                   DISTRIBUTIONS     OF PERIOD    RETURN (1)(b)
SHORT TERM BOND FUND II^^
Year Ended 8/31/03                          0.29    $    10.23             1.88%
11/1/01 Through 8/31/02                     0.36    $    10.33             3.06%
Year Ended 10/31/01                         0.47    $    10.38             9.95%
Year Ended 10/31/00                         0.56    $     9.89             5.27%
Year Ended 10/31/99                         0.46    $     9.94             2.64%
Year Ended 10/31/98                         0.51    $    10.14             5.58%

STRATEGIC INCOME FUND^^
Year Ended 8/31/03                          0.48    $     8.89             9.77%
11/1/01 Through 8/31/02                     0.40    $     8.55             1.10%
Year Ended 10/31/01                         0.62    $     8.85             4.73%
Year Ended 10/31/00                         0.79    $     9.05             2.59%
11/30/98* Through 10/31/99                  0.72    $     9.59             3.23%

U.S TREASURY INCOME FUND^^
Year Ended 8/31/03                          0.46    $    11.61             2.00%
11/1/01 Through 8/31/02                     0.37    $    11.83             3.80%
Year Ended 10/31/01                         0.54    $    11.77            14.72%
Year Ended 10/31/00                         0.68    $    10.77             7.63%
Year Ended 10/31/99                         0.71    $    10.67            (2.41%)
Year Ended 10/31/98                         0.75    $    11.66            10.59%

                                                                       RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------------------------------------------
                                                                     RATIOS TO AVERAGE NET ASSETS: #
                                                   --------------------------------------------------------------------
                                                                                                         NET INVESTMENT
                                    NET ASSETS,                       NET               EXPENSES          INCOME (LOSS)
                                         END OF                INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,    PORTFOLIO
                                         PERIOD         NET        INCOME         REIMBURSEMENTS         REIMBURSEMENTS     TURNOVER
                                     (MILLIONS)    EXPENSES        (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS     RATE (b)
SHORT TERM BOND FUND II^^
Year Ended 8/31/03                  $       44         0.75%         2.31%                  0.96%                  2.10%        319%
11/1/01 Through 8/31/02             $       70         0.75%         2.66%                  1.00%                  2.41%        192%
Year Ended 10/31/01                 $       52         0.75%         4.25%                  1.15%                  3.85%        315%
Year Ended 10/31/00                 $       19         0.75%         5.68%                  1.37%                  5.06%        139%
Year Ended 10/31/99                 $       22         0.75%         4.58%                  1.37%                  3.96%        302%
Year Ended 10/31/98                 $       19         0.76%         5.28%                  1.44%                  4.60%        439%

STRATEGIC INCOME FUND^^
Year Ended 8/31/03                  $        3         1.25%         5.44%                  2.69%                  4.00%        116%
11/1/01 Through 8/31/02             $        3         1.25%         5.74%                  3.13%                  3.86%        176%
Year Ended 10/31/01                 $        2         1.25%         6.81%                  2.75%                  5.31%        174%
Year Ended 10/31/00                 $        2         1.11%         7.84%                  2.43%                  6.52%        113%
11/30/98* Through 10/31/99          $        3         0.15%         8.38%                  3.59%                  4.94%        136%

U.S TREASURY INCOME FUND^^
Year Ended 8/31/03                  $       46         0.75%         3.85%                  1.31%                  3.29%        106%
11/1/01 Through 8/31/02             $       44         0.75%         3.87%                  1.32%                  3.30%        228%
Year Ended 10/31/01                 $       46         0.75%         4.74%+                 1.35%                  4.14%+       134%
Year Ended 10/31/00                 $       41         0.75%         6.45%                  1.30%                  5.90%         29%
Year Ended 10/31/99                 $       69         0.75%         6.40%                  1.32%                  5.83%         59%
Year Ended 10/31/98                 $       63         0.79%         6.53%                  1.30%                  6.02%         75%

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                                                  PER SHARE OPERATING PERFORMANCE:
                                   -----------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:                LESS DISTRIBUTIONS:
                                                -------------------------------------   ------------------------------------------
                                                               NET GAINS
                                                             (LOSSES) ON
                                    NET ASSET          NET    SECURITIES                 DIVIDENDS
                                       VALUE,   INVESTMENT         (BOTH   TOTAL FROM     FROM NET   DISTRIBUTIONS
                                    BEGINNING       INCOME  REALIZED AND   INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                    OF PERIOD       (LOSS)   UNREALIZED)   OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
BOND FUND^^
Year Ended 8/31/03                 $    10.05         0.33        (0.03)        0.30          0.32            0.08            0.40
11/1/01 Through 8/31/02            $    10.08         0.24         0.03         0.27          0.24            0.06            0.30
9/10/01** Through 10/31/01         $     9.89         0.06^        0.19         0.25          0.06              --            0.06

BOND FUND II^^
Year Ended 8/31/03                 $    41.30         1.35^       (0.32)        1.03          1.35            0.49            1.84
11/1/01 Through 8/31/02            $    40.96         1.04^        0.36         1.40          1.06              --            1.06
3/2/01** Through 10/31/01          $    39.55         1.12         1.41         2.53          1.12              --            1.12

GLOBAL STRATEGIC INCOME FUND^^
Year Ended 8/31/03                 $     8.59         0.38^        0.28         0.66          0.39              --            0.39
11/1/01 Through 8/31/02            $     8.91         0.48        (0.46)        0.02          0.32            0.02            0.34
9/10/01** Through 10/31/01         $     9.13         0.08^       (0.22)       (0.14)         0.08              --            0.08

STRATEGIC INCOME FUND^^
Year Ended 8/31/03                 $     8.56         0.44^        0.33         0.77          0.44              --            0.44
11/1/01 Through 8/31/02            $     8.85         0.38        (0.31)        0.07          0.34            0.02            0.36
Year Ended 10/31/01                $     9.05         0.57        (0.20)        0.37          0.55            0.02            0.57
Year Ended 10/31/00                $     9.59         0.74        (0.53)        0.21          0.74            0.01            0.75
11/30/98* Through 10/31/99         $    10.00         0.71        (0.41)        0.30          0.71              --            0.71

U.S TREASURY INCOME FUND^^
Year Ended 8/31/03                 $    11.81         0.37        (0.22)        0.15          0.36              --            0.36
11/1/01 Through 8/31/02            $    11.75         0.28         0.06         0.34          0.28              --            0.28
Year Ended 10/31/01                $    10.75         0.43+        1.01+        1.44          0.44              --            0.44
Year Ended 10/31/00                $    10.67         0.59         0.08         0.67          0.59              --            0.59
Year Ended 10/31/99                $    11.66         0.61        (0.99)       (0.38)         0.61              --            0.61
Year Ended 10/31/98                $    11.25         0.65         0.41         1.06          0.65              --            0.65

 ^^ The fund changed its fiscal year from October 31 to August 31.
 ** Commencement of offering of class of shares.
  ^ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b) Not annualized for periods less than one year.
  * Commencement of operations.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                  PER SHARE OPERATING PERFORMANCE:
                                  --------------------------------
                                     NET ASSET
                                    VALUE, END            TOTAL
                                     OF PERIOD    RETURN (1)(b)
BOND FUND^^
Year Ended 8/31/03                  $     9.95            2.94%
11/1/01 Through 8/31/02             $    10.05            2.83%
9/10/01** Through 10/31/01          $    10.08            2.53%

BOND FUND II^^
Year Ended 8/31/03                  $    40.49            2.47%
11/1/01 Through 8/31/02             $    41.30            3.52%
3/2/01** Through 10/31/01           $    40.96            6.58%

GLOBAL STRATEGIC INCOME FUND^^
Year Ended 8/31/03                  $     8.86            7.74%
11/1/01 Through 8/31/02             $     8.59            0.27%
9/10/01** Through 10/31/01          $     8.91           (2.41%)

STRATEGIC INCOME FUND^^
Year Ended 8/31/03                  $     8.89            9.11%
11/1/01 Through 8/31/02             $     8.56            0.76%
Year Ended 10/31/01                 $     8.85            4.20%
Year Ended 10/31/00                 $     9.05            2.17%
11/30/98* Through 10/31/99          $     9.59            3.13%

U.S TREASURY INCOME FUND^^
Year Ended 8/31/03                  $    11.60            1.19%
11/1/01 Through 8/31/02             $    11.81            3.04%
Year Ended 10/31/01                 $    11.75           13.74%
Year Ended 10/31/00                 $    10.75            6.49%
Year Ended 10/31/99                 $    10.67           (3.27%)
Year Ended 10/31/98                 $    11.66            9.68%

                                                                      RATIOS/SUPPLEMENTAL DATA:
                                   ------------------------------------------------------------------------------------------------
                                                                    RATIOS TO AVERAGE NET ASSETS: #
                                                  --------------------------------------------------------------------
                                                                                                        NET INVESTMENT
                                   NET ASSETS,                       NET               EXPENSES          INCOME (LOSS)
                                        END OF                INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,    PORTFOLIO
                                        PERIOD         NET        INCOME         REIMBURSEMENTS         REIMBURSEMENTS     TURNOVER
                                    (MILLIONS)    EXPENSES        (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS    RATE ~(b)
BOND FUND^^
Year Ended 8/31/03                 $        2        1.50%        3.19%                 2.14%               2.55%              679%
11/1/01 Through 8/31/02            $        1        1.50%        2.80%                 6.02%              (1.72%)             572%
9/10/01** Through 10/31/01         $       --+       1.48%        4.07%                11.25%              (5.70%)             423%

BOND FUND II^^
Year Ended 8/31/03                 $       15        1.50%        3.24%                 1.67%               3.07%              806%
11/1/01 Through 8/31/02            $       14        1.50%        3.09%                 1.56%               3.03%              496%
3/2/01** Through 10/31/01          $        8        1.50%        4.22%                 1.75%               3.97%              319%

GLOBAL STRATEGIC INCOME FUND^^
Year Ended 8/31/03                 $       --+       1.75%        4.30%                 9.47%              (3.42%)             248%
11/1/01 Through 8/31/02            $       --+       1.75%        5.19%                23.23%!!           (16.29%)!!           178%
9/10/01** Through 10/31/01         $       --+       1.75%        6.50%                11.51%              (3.26%)             107%

STRATEGIC INCOME FUND^^
Year Ended 8/31/03                 $        8        1.75%        4.98%                 3.21%               3.52%              116%
11/1/01 Through 8/31/02            $        7        1.75%        5.28%                 3.63%               3.40%              176%
Year Ended 10/31/01                $        8        1.75%        6.35%                 3.25%               4.85%              174%
Year Ended 10/31/00                $        8        1.53%        7.42%                 3.06%               5.89%              113%
11/30/98* Through 10/31/99         $        5        0.17%        8.40%                 3.98%               4.59%              136%

U.S TREASURY INCOME FUND^^
Year Ended 8/31/03                 $       20        1.64%        2.96%                 1.80%               2.80%              106%
11/1/01 Through 8/31/02            $       21        1.64%        2.99%                 1.82%               2.81%              228%
Year Ended 10/31/01                $       20        1.64%        3.84%+                1.85%               3.63%+             134%
Year Ended 10/31/00                $       16        1.64%        5.56%                 1.80%               5.40%               29%
Year Ended 10/31/99                $       16        1.64%        5.51%                 1.82%               5.33%               59%
Year Ended 10/31/98                $       14        1.64%        5.69%                 1.79%               5.54%               75%

  + Amount rounds to less than one million.
  # Short periods have been annualized.
  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S.
    Fixed Income Portfolio, in which the Fund invested all of its investable assets.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
  + Restated.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C SHARES

                                                                  PER SHARE OPERATING PERFORMANCE:
                                   -----------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:                LESS DISTRIBUTIONS:
                                                -------------------------------------   ------------------------------------------
                                                               NET GAINS
                                                             (LOSSES) ON
                                    NET ASSET          NET    SECURITIES                 DIVIDENDS
                                       VALUE,   INVESTMENT         (BOTH   TOTAL FROM     FROM NET   DISTRIBUTIONS
                                    BEGINNING       INCOME  REALIZED AND   INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                    OF PERIOD       (LOSS)   UNREALIZED)   OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
BOND FUND^^
3/31/03** Through 8/31/03          $    10.22         0.14        (0.21)       (0.07)        0.14               --           0.14

STRATEGIC INCOME FUND^^
Year Ended 8/31/03                 $     8.56         0.44^        0.33         0.77         0.44               --           0.44
11/1/01 Through 8/31/02            $     8.85         0.38        (0.31)        0.07         0.34             0.02           0.36
Year Ended 10/31/01                $     9.05         0.57        (0.20)        0.37         0.55             0.02           0.57
Year Ended 10/31/00                $     9.59         0.74        (0.53)        0.21         0.74             0.01           0.75
11/30/98* Through 10/31/99         $    10.00         0.71        (0.41)        0.30         0.71               --           0.71

 ^^ The fund changed its fiscal year from October 31 to August 31.
  * Commencement of operations.
 ** Commencement of offering of class of shares.
  ^ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b) Not annualized for periods less than one year.
  + Amount rounds to less than one million.
  # Short periods have been annualized.
  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S.
    Fixed Income Portfolio, in which the Fund invested all of its investable assets.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                  PER SHARE OPERATING PERFORMANCE:
                                  --------------------------------
                                    NET ASSET
                                   VALUE, END            TOTAL
                                    OF PERIOD    RETURN (1)(b)
BOND FUND^^
3/31/03** Through 8/31/03          $    10.01          (0.69%)

STRATEGIC INCOME FUND^^
Year Ended 8/31/03                 $     8.89           9.10%
11/1/01 Through 8/31/02            $     8.56           0.78%
Year Ended 10/31/01                $     8.85           4.21%
Year Ended 10/31/00                $     9.05           2.15%
11/30/98* Through 10/31/99         $     9.59           3.12%

                                                                      RATIOS/SUPPLEMENTAL DATA:
                                   ------------------------------------------------------------------------------------------------
                                                                    RATIOS TO AVERAGE NET ASSETS: #
                                                  --------------------------------------------------------------------
                                                                                                        NET INVESTMENT
                                   NET ASSETS,                       NET               EXPENSES          INCOME (LOSS)
                                        END OF                INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,    PORTFOLIO
                                        PERIOD         NET        INCOME         REIMBURSEMENTS         REIMBURSEMENTS     TURNOVER
                                    (MILLIONS)    EXPENSES        (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS    RATE ~(b)
BOND FUND^^
3/31/03** Through 8/31/03          $       --+       1.50%         3.02%                  1.78%                  2.74%         679%

STRATEGIC INCOME FUND^^
Year Ended 8/31/03                 $        4        1.75%         4.93%                  3.20%                  3.48%         116%
11/1/01 Through 8/31/02            $        3        1.75%         5.24%                  3.63%                  3.36%         176%
Year Ended 10/31/01                $        3        1.75%         6.33%                  3.25%                  4.83%         174%
Year Ended 10/31/00                $        2        1.49%         7.46%                  2.89%                  6.06%         113%
11/30/98* Through 10/31/99         $        4        0.17%         8.40%                  3.98%                  4.59%         136%

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS M SHARES

                                                                 PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                                -------------------------------------   ---------------------------------------
                                                               NET GAINS
                                                             (LOSSES) ON
                                    NET ASSET          NET    SECURITIES                 DIVIDENDS
                                       VALUE,   INVESTMENT         (BOTH   TOTAL FROM     FROM NET   DISTRIBUTIONS
                                    BEGINNING       INCOME  REALIZED AND   INVESTMENT   INVESTMENT    FROM CAPITAL   TAX RETURN
                                    OF PERIOD       (LOSS)   UNREALIZED)   OPERATIONS       INCOME           GAINS   OF CAPITAL
SHORT TERM BOND FUND II^^
Year Ended 8/31/03                 $    10.33         0.21^       (0.04)        0.17         0.22            0.05           --+
11/1/01 Through 8/31/02            $    10.37         0.23         0.06         0.29         0.22            0.11           --
Year Ended 10/31/01                $     9.89         0.35^        0.58         0.93         0.45              --           --
Year Ended 10/31/00                $     9.94         0.54        (0.05)        0.49         0.54              --           --
7/1/99** Through 10/31/99          $     9.98         0.16        (0.04)        0.12         0.16              --           --

STRATEGIC INCOME FUND^^
Year Ended 8/31/03                 $     8.54         0.47^        0.32         0.79         0.46              --           --
11/1/01 Through 8/31/02            $     8.83         0.40        (0.31)        0.09         0.36              --         0.02
Year Ended 10/31/01                $     9.03         0.60        (0.20)        0.40         0.58              --         0.02
Year Ended 10/31/00                $     9.59         0.75        (0.55)        0.20         0.75              --         0.01
10/28/99** Through 10/31/99        $     9.64         0.07        (0.05)        0.02         0.07              --           --

 ^^ The fund changed its fiscal year end from October 31 to August 31.
 ** Commencement of offering of class of shares.
  ^ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  + Amount rounds to less than .005%

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                          PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------------------
                                                     NET ASSET
                                           TOTAL    VALUE, END            TOTAL
                                   DISTRIBUTIONS     OF PERIOD    RETURN (1)(b)
SHORT TERM BOND FUND II^^
Year Ended 8/31/03                          0.27    $    10.23           1.64%
11/1/01 Through 8/31/02                     0.33    $    10.33           2.92%
Year Ended 10/31/01                         0.45    $    10.37           9.63%
Year Ended 10/31/00                         0.54    $     9.89           5.04%
7/1/99** Through 10/31/99                   0.16    $     9.94           1.26%

STRATEGIC INCOME FUND^^
Year Ended 8/31/03                          0.46    $     8.87           9.44%
11/1/01 Through 8/31/02                     0.38    $     8.54           1.03%
Year Ended 10/31/01                         0.60    $     8.83           4.50%
Year Ended 10/31/00                         0.76    $     9.03           2.10%
10/28/99** Through 10/31/99                 0.07    $     9.59           0.16%

                                                                      RATIOS/SUPPLEMENTAL DATA:
                                   ------------------------------------------------------------------------------------------------
                                                                    RATIOS TO AVERAGE NET ASSETS: #
                                                  --------------------------------------------------------------------
                                                                                                        NET INVESTMENT
                                   NET ASSETS,                       NET               EXPENSES          INCOME (LOSS)
                                        END OF                INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,    PORTFOLIO
                                        PERIOD         NET        INCOME         REIMBURSEMENTS         REIMBURSEMENTS     TURNOVER
                                    (MILLIONS)    EXPENSES        (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS     RATE (b)
SHORT TERM BOND FUND II^^
Year Ended 8/31/03                  $    1,168       1.00%         2.07%                  1.04%                  2.03%         319%
11/1/01 Through 8/31/02             $    1,127       1.00%         2.41%                  1.03%                  2.38%         192%
Year Ended 10/31/01                 $      689       1.00%         3.45%                  1.11%                  3.34%         315%
Year Ended 10/31/00                 $       13       0.99%         5.51%                  1.73%                  4.77%         139%
7/1/99** Through 10/31/99           $        3       0.97%         4.72%                  1.41%                  4.28%         302%

STRATEGIC INCOME FUND^^
Year Ended 8/31/03                  $        7       1.45%         5.31%                  2.77%                  3.99%         116%
11/1/01 Through 8/31/02             $        8       1.45%         5.52%                  3.05%                  3.92%         176%
Year Ended 10/31/01                 $       10       1.45%         6.69%                  2.55%                  5.59%         174%
Year Ended 10/31/00                 $       16       1.43%         7.52%                  2.54%                  6.41%         113%
10/28/99** Through 10/31/99         $       12       0.17%         4.56%                  3.73%                  1.00%         136%

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL SHARES

                                                                    PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                                -------------------------------------   ---------------------------------------
                                                               NET GAINS
                                                             (LOSSES) ON
                                    NET ASSET          NET    SECURITIES                 DIVIDENDS
                                       VALUE,   INVESTMENT         (BOTH   TOTAL FROM     FROM NET   DISTRIBUTIONS
                                    BEGINNING       INCOME  REALIZED AND   INVESTMENT   INVESTMENT    FROM CAPITAL   TAX RETURN
                                    OF PERIOD       (LOSS)   UNREALIZED)   OPERATIONS       INCOME           GAINS   OF CAPITAL
BOND FUND^^
Year Ended 8/31/03                 $    10.04         0.42        (0.02)         0.40         0.42            0.08           --
11/1/01 Through 8/31/02            $    10.08         0.34         0.02          0.36         0.34            0.06           --
Year Ended 10/31/01                $     9.43         0.58^        0.65          1.23         0.58              --           --
Year Ended 10/31/00                $     9.41         0.60         0.02          0.62         0.60              --(a)        --
Year Ended 10/31/99                $    10.10         0.57        (0.57)           --         0.57            0.12           --
Year Ended 10/31/98                $    10.01         0.64         0.15          0.79         0.63            0.07           --

ENHANCED INCOME FUND
Year Ended 8/31/03                 $     9.98         0.23        (0.12)         0.11         0.23              --           --
11/30/01* Through 8/31/02          $    10.00         0.18        (0.02)         0.16         0.18              --           --

GLOBAL STRATEGIC INCOME FUND^^
Year Ended 8/31/03                 $     8.65         0.48^        0.27          0.75         0.48              --           --
11/1/01 Through 8/31/02            $     8.95         0.47        (0.30)         0.17         0.45              --         0.02
Year Ended 10/31/01                $     9.29         0.69^       (0.16)         0.53         0.87              --           --
Year Ended 10/31/00                $     9.35         0.88        (0.25)         0.63         0.69              --           --
Year Ended 10/31/99                $     9.72         0.62        (0.37)         0.25         0.62              --           --
Year Ended 10/31/98                $    10.16         0.75        (0.45)         0.30         0.70            0.02         0.02

SHORT TERM BOND FUND^^
Year Ended 8/31/03                 $    10.05         0.28        (0.04)         0.24         0.29            0.14           --
11/1/01 Through 8/31/02            $    10.03         0.29         0.06          0.35         0.29            0.04           --
Year Ended 10/31/01                $     9.58         0.54^        0.46          1.00         0.55              --           --
Year Ended 10/31/00                $     9.67         0.60        (0.08)         0.52         0.61              --           --
Year Ended 10/31/99                $     9.96         0.58        (0.29)         0.29         0.54            0.04           --
Year Ended 10/31/98                $     9.84         0.59         0.12          0.71         0.59              --           --

  ^ Calculated based upon average shares outstanding.
 ^^ The fund changed its fiscal year end from October 31 to August 31.
  * Commencement of operations.
(1) Total return figures do not include the effect of any front-end sales load.
(a) Amount is less than $0.005.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                                          PER SHARE OPERATING PERFORMANCE:
                                   ---------------------------------------------
                                                     NET ASSET
                                           TOTAL    VALUE, END             TOTAL
                                   DISTRIBUTIONS     OF PERIOD        RETURN (b)
BOND FUND^^
Year Ended 8/31/03                          0.50    $     9.94             3.99%
11/1/01 Through 8/31/02                     0.40    $    10.04             3.71%
Year Ended 10/31/01                         0.58    $    10.08            13.46%
Year Ended 10/31/00                         0.60    $     9.43             6.83%
Year Ended 10/31/99                         0.69    $     9.41             0.03%
Year Ended 10/31/98                         0.70    $    10.10             8.18%

ENHANCED INCOME FUND
Year Ended 8/31/03                          0.23    $     9.86             1.14%
11/30/01* Through 8/31/02                   0.18    $     9.98             1.58%

GLOBAL STRATEGIC INCOME FUND^^
Year Ended 8/31/03                          0.48    $     8.92             8.86%
11/1/01 Through 8/31/02                     0.47    $     8.65             1.92%
Year Ended 10/31/01                         0.87    $     8.95             5.86%
Year Ended 10/31/00                         0.69    $     9.29             6.93%
Year Ended 10/31/99                         0.62    $     9.35             2.62%
Year Ended 10/31/98                         0.74    $     9.72             2.91%

SHORT TERM BOND FUND^^
Year Ended 8/31/03                          0.43    $     9.86             2.44%
11/1/01 Through 8/31/02                     0.33    $    10.05             3.55%
Year Ended 10/31/01                         0.55    $    10.03            10.70%
Year Ended 10/31/00                         0.61    $     9.58             5.49%
Year Ended 10/31/99                         0.58    $     9.67             3.03%
Year Ended 10/31/98                         0.59    $     9.96             7.40%

                                                                       RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------------------------------------------
                                                                     RATIOS TO AVERAGE NET ASSETS: #
                                                   --------------------------------------------------------------------
                                                                                                         NET INVESTMENT
                                    NET ASSETS,                       NET               EXPENSES          INCOME (LOSS)
                                         END OF                INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,    PORTFOLIO
                                         PERIOD         NET        INCOME         REIMBURSEMENTS         REIMBURSEMENTS     TURNOVER
                                     (MILLIONS)    EXPENSES        (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS    RATE ~(b)
BOND FUND^^
Year Ended 8/31/03                  $      478       0.49%          4.10%                   0.60%                  3.99%        679%
11/1/01 Through 8/31/02             $      747       0.49%          4.14%                   0.58%                  4.05%        572%
Year Ended 10/31/01                 $    1,016       0.49%          5.98%                   0.51%                  5.96%        423%
Year Ended 10/31/00                 $      907       0.49%          6.37%                   0.49%                  6.37%        531%
Year Ended 10/31/99                 $    1,041       0.50%          5.92%                   0.51%                  5.91%        465%
Year Ended 10/31/98                 $    1,001       0.49%          6.32%                   0.50%                  6.31%        115%

ENHANCED INCOME FUND
Year Ended 8/31/03                  $      354       0.20%          2.33%                   0.56%                  1.97%        328%
11/30/01* Through 8/31/02           $      300       0.20%          2.40%                   0.68%                  1.92%        120%

GLOBAL STRATEGIC INCOME FUND^^
Year Ended 8/31/03                  $      108       0.65%          5.42%                   0.97%                  5.10%        248%
11/1/01 Through 8/31/02             $      135       0.65%          6.44%                   0.98%                  6.11%        178%
Year Ended 10/31/01                 $      143       0.65%          7.50%                   0.80%                  7.35%        107%
Year Ended 10/31/00                 $      163       0.65%          7.36%                   0.80%                  7.21%        266%
Year Ended 10/31/99                 $      183       0.65%          6.70%                   0.78%                  5.29%        318%
Year Ended 10/31/98                 $      224       0.65%          6.59%                   0.83%                  6.41%        368%

SHORT TERM BOND FUND^^
Year Ended 8/31/03                  $      806       0.30%          2.85%                   0.55%                  2.60%        386%
11/1/01 Through 8/31/02             $      618       0.30%          3.53%                   0.54%                  3.29%        215%
Year Ended 10/31/01                 $      697       0.30%          5.52%                   0.48%                  5.34%        160%
Year Ended 10/31/00                 $      415       0.30%          6.30%                   0.47%                  6.13%        271%
Year Ended 10/31/99                 $      354       0.29%          5.51%                   0.51%                  5.29%        398%
Year Ended 10/31/98                 $      233       0.25%          5.84%                   0.62%                  5.47%        381%

  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The Short
    Term Bond Portfolio, in which the Fund invested all of its investable assets.
  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The Global
    Strategic Income Portfolio, in which the Fund invested all of its investable assets.
  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S.
    Fixed Income Portfolio, in which the Fund invested all of its investable assets.
  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of Emerging
    Markets Debt Portfolio, in which the fund invested all of its investable assets.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT SHARES

                                                                    PER SHARE OPERATING PERFORMANCE:
                                   -----------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:                LESS DISTRIBUTIONS:
                                                -------------------------------------   ------------------------------------------
                                                               NET GAINS
                                                             (LOSSES) ON
                                    NET ASSET          NET    SECURITIES                 DIVIDENDS
                                       VALUE,   INVESTMENT         (BOTH   TOTAL FROM     FROM NET   DISTRIBUTIONS
                                    BEGINNING       INCOME  REALIZED AND   INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                    OF PERIOD       (LOSS)   UNREALIZED)   OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
BOND FUND^^@
Year Ended 8/31/03                 $    10.04         0.40        (0.01)        0.39          0.41            0.08            0.49
11/1/01 Through 8/31/02            $    10.08         0.32         0.02         0.34          0.32            0.06            0.38
Year Ended 10/31/01                $     9.43         0.52^        0.70         1.22          0.57              --            0.57
Year Ended 10/31/00                $     9.41         0.58         0.02         0.60          0.58              --            0.58
Year Ended 10/31/99                $    10.09         0.55        (0.57)       (0.02)         0.56            0.10            0.66
Year Ended 10/31/98                $     9.93         0.62         0.16         0.78          0.62              --            0.62

BOND FUND II^^
Year Ended 8/31/03                 $    41.32         1.79^       (0.38)        1.41          1.73            0.49            2.22
11/1/01 Through 8/31/02            $    40.97         1.36^        0.35         1.71          1.36              --            1.36
Year Ended 10/31/01                $    38.02         2.18         2.95         5.13          2.18              --            2.18
Year Ended 10/31/00                $    38.38         2.38        (0.36)        2.02          2.38              --            2.38
Year Ended 10/31/99                $    41.29         2.36        (2.37)       (0.01)         2.36            0.54            2.90
Year Ended 10/31/98                $    41.01         2.56         0.76         3.32          2.55            0.49            3.04

FLEMING EMERGING MARKETS
DEBT FUND^^^
Year Ended 8/31/03                 $     7.53         0.68         1.53         2.21          0.72              --            0.72
8/1/02 Through 8/31/02             $     7.05         0.05         0.49         0.54          0.06              --            0.06
Year Ended 7/31/02                 $     7.82         0.77        (0.77)          --          0.77              --            0.77
Year Ended 7/31/01                 $     8.77         0.88        (0.87)        0.01          0.96              --            0.96
Year Ended 7/31/00                 $     7.29         0.95         1.42         2.37          0.89              --            0.89
1/1/99 Through 7/31/99             $     7.30         0.49         0.02         0.51          0.52              --            0.52
Year Ended 12/31/98                $     9.76         1.15        (2.64)       (1.49)         0.97              --            0.97

 ^^ The fund changed its fiscal year from October 31 to August 31.
  @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization described in Note
    2. Prior periods have been restated to reflect the split.
  ^ Calculated based upon average shares outstanding.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S.
    Fixed Income Portfolio, in which the Fund invested all of its investable assets.
^^^ The fund changed its fiscal year end from July 31 to August 31.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                  PER SHARE OPERATING PERFORMANCE:
                                  --------------------------------
                                    NET ASSET
                                   VALUE, END           TOTAL
                                    OF PERIOD      RETURN (b)
BOND FUND^^@
Year Ended 8/31/03                 $     9.94           3.82%
11/1/01 Through 8/31/02            $    10.04           3.57%
Year Ended 10/31/01                $    10.08          13.32%
Year Ended 10/31/00                $     9.43           6.61%
Year Ended 10/31/99                $     9.41          (0.23%)
Year Ended 10/31/98                $    10.09           8.06%

BOND FUND II^^
Year Ended 8/31/03                 $    40.51           3.39%
11/1/01 Through 8/31/02            $    41.32           4.33%
Year Ended 10/31/01                $    40.97          13.87%
Year Ended 10/31/00                $    38.02           5.50%
Year Ended 10/31/99                $    38.38          (0.01%)
Year Ended 10/31/98                $    41.29           8.44%

FLEMING EMERGING MARKETS
DEBT FUND^^^
Year Ended 8/31/03                 $     9.02          30.49%
8/1/02 Through 8/31/02             $     7.53           7.69%
Year Ended 7/31/02                 $     7.05          (0.67%)
Year Ended 7/31/01                 $     7.82          (0.17%)
Year Ended 7/31/00                 $     8.77          34.12%
1/1/99 Through 7/31/99             $     7.29           7.27%
Year Ended 12/31/98                $     7.30         (15.93%)

                                                                        RATIOS/SUPPLEMENTAL DATA:
                                    ------------------------------------------------------------------------------------------------
                                                                     RATIOS TO AVERAGE NET ASSETS: #
                                                   --------------------------------------------------------------------
                                                                                                         NET INVESTMENT
                                    NET ASSETS,                       NET               EXPENSES          INCOME (LOSS)
                                         END OF                INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,    PORTFOLIO
                                         PERIOD         NET        INCOME         REIMBURSEMENTS         REIMBURSEMENTS     TURNOVER
                                     (MILLIONS)    EXPENSES        (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS    RATE ~(b)
BOND FUND^^@
Year Ended 8/31/03                   $      308       0.66%         3.97%                  0.76%                  3.87%        679%
11/1/01 Through 8/31/02              $      312       0.66%         3.95%                  0.74%                  3.87%        572%
Year Ended 10/31/01                  $      315       0.69%         5.77%                  0.70%                  5.76%        423%
Year Ended 10/31/00                  $      240       0.69%         6.19%                  0.69%                  6.19%        531%
Year Ended 10/31/99                  $      235       0.69%         5.72%                  0.69%                  5.72%        465%
Year Ended 10/31/98                  $      216       0.66%         6.14%                  0.66%                  6.14%        115%

BOND FUND II^^
Year Ended 8/31/03                   $    1,022       0.60%         4.27%                  0.75%                  4.12%        806%
11/1/01 Through 8/31/02              $      661       0.60%         4.08%                  0.74%                  3.94%        496%
Year Ended 10/31/01                  $      683       0.63%         5.52%                  0.75%                  5.40%        319%
Year Ended 10/31/00                  $      587       0.69%         6.30%                  0.71%                  6.28%        157%
Year Ended 10/31/99                  $      620       0.03%         5.97%                  0.49%                  5.51%        300%
Year Ended 10/31/98                  $      590       0.03%         6.27%                  0.51%                  5.79%        306%

FLEMING EMERGING MARKETS
DEBT FUND^^^
Year Ended 8/31/03                   $       60       1.25%         8.11%                  1.52%                  7.84%        157%
8/1/02 Through 8/31/02               $       41       1.25%         9.86%                  1.30%                  9.81%         12%
Year Ended 7/31/02                   $       35       1.25%         9.59%                  1.54%                  9.30%        110%
Year Ended 7/31/01                   $       35       1.25%        11.20%                  1.92%                 10.53%        141%
Year Ended 7/31/00                   $       20       1.25%        11.01%                  1.95%                 10.31%        295%
1/1/99 Through 7/31/99               $       26       1.25%        12.28%                  2.51%                 11.02%        555%
Year Ended 12/31/98                  $       19       1.25%        10.05%                  2.09%                  9.21%        791%

~ Percentages prior to 9/10/01 reflect the portfolio turnover of Emerging Markets Debt Portfolio, in which the fund invested all of its investable assets.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                                -------------------------------------   ---------------------------------------
                                                               NET GAINS
                                                             (LOSSES) ON
                                    NET ASSET          NET    SECURITIES                 DIVIDENDS
                                       VALUE,   INVESTMENT         (BOTH   TOTAL FROM     FROM NET   DISTRIBUTIONS
                                    BEGINNING       INCOME  REALIZED AND   INVESTMENT   INVESTMENT    FROM CAPITAL   TAX RETURN
                                    OF PERIOD       (LOSS)   UNREALIZED)   OPERATIONS       INCOME           GAINS   OF CAPITAL
GLOBAL STRATEGIC INCOME FUND^^@
Year Ended 8/31/03                 $     8.65         0.45^        0.27          0.72         0.45              --           --
11/1/01 Through 8/31/02            $     8.95         0.45        (0.31)         0.14         0.42              --         0.02
Year Ended 10/31/01                $     9.42         0.67^       (0.38)         0.29         0.76              --           --
Year Ended 10/31/00                $     9.47         0.87        (0.26)         0.61         0.66              --           --
Year Ended 10/31/99                $     9.84         0.60        (0.38)         0.22         0.59              --           --
11/5/97** Through 10/31/98         $    10.28         0.70        (0.49)         0.21         0.63            0.02           --

SHORT TERM BOND FUND^^@
Year Ended 8/31/03                 $    10.04         0.26        (0.03)         0.23         0.27            0.14           --
11/1/01 Through 8/31/02            $    10.03         0.28         0.04          0.32         0.27            0.04           --
Year Ended 10/31/01                $     9.61         0.51^        0.46          0.97         0.55              --           --
Year Ended 10/31/00                $     9.70         0.58        (0.09)         0.49         0.58              --           --
Year Ended 10/31/99                $    10.00         0.57        (0.31)         0.26         0.51            0.05           --
Year Ended 10/31/98                $     9.87         0.56         0.13          0.69         0.56              --           --

SHORT TERM BOND FUND II^^
Year Ended 8/31/03                 $    10.35         0.27^       (0.05)         0.22         0.27            0.05           --+
11/1/01 Through 8/31/02            $    10.40         0.26         0.07          0.33         0.27            0.11           --
Year Ended 10/31/01                $     9.90         0.42^        0.57          0.99         0.49              --           --
Year Ended 10/31/00                $     9.95         0.59        (0.05)         0.54         0.59              --           --
Year Ended 10/31/99                $    10.15         0.49        (0.20)         0.29         0.49              --           --
Year Ended 10/31/98                $    10.11         0.57         0.02          0.59         0.55              --           --

U.S. TREASURY INCOME FUND^^
Year Ended 8/31/03                 $    11.83         0.49        (0.21)         0.28         0.49              --           --
11/1/01 Through 8/31/02            $    11.77         0.39         0.06          0.45         0.39              --           --
2/16/01** Through 10/31/01         $    11.10         0.37         0.66          1.03         0.36              --           --

 ^^ The fund changed its fiscal year end from October 31 to August 31.
  @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the Fund reorganization described in Note
    2. Prior periods have been restated to reflect the split.
 ** Commencement of offering of class of shares.
  ^ Calculated based upon average shares outstanding.
  + Amount rounds to less than 0.005

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                         PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------------------
                                                     NET ASSET
                                           TOTAL    VALUE, END            TOTAL
                                   DISTRIBUTIONS     OF PERIOD       RETURN (b)
GLOBAL STRATEGIC INCOME FUND^^@
Year Ended 8/31/03                          0.45    $     8.92            8.48%
11/1/01 Through 8/31/02                     0.44    $     8.65            1.61%
Year Ended 10/31/01                         0.76    $     8.95            5.46%
Year Ended 10/31/00                         0.66    $     9.42            6.57%
Year Ended 10/31/99                         0.59    $     9.47            2.26%
11/5/97** Through 10/31/98                  0.65    $     9.84            1.97%

SHORT TERM BOND FUND^^@
Year Ended 8/31/03                          0.41    $     9.86            2.28%
11/1/01 Through 8/31/02                     0.31    $    10.04            3.21%
Year Ended 10/31/01                         0.55    $    10.03           10.39%
Year Ended 10/31/00                         0.58    $     9.61            5.19%
Year Ended 10/31/99                         0.56    $     9.70            2.70%
Year Ended 10/31/98                         0.56    $    10.00            7.24%

SHORT TERM BOND FUND II^^
Year Ended 8/31/03                          0.32    $    10.25            2.15%
11/1/01 Through 8/31/02                     0.38    $    10.35            3.30%
Year Ended 10/31/01                         0.49    $    10.40           10.29%
Year Ended 10/31/00                         0.59    $     9.90            5.56%
Year Ended 10/31/99                         0.49    $     9.95            2.97%
Year Ended 10/31/98                         0.55    $    10.15            6.03%

U.S. TREASURY INCOME FUND^^
Year Ended 8/31/03                          0.49    $    11.62            2.29%
11/1/01 Through 8/31/02                     0.39    $    11.83            3.97%
2/16/01** Through 10/31/01                  0.36    $    11.77            9.52%

                                                                          RATIOS/SUPPLEMENTAL DATA:
                                    ------------------------------------------------------------------------------------------------
                                                                     RATIOS TO AVERAGE NET ASSETS: #
                                                   --------------------------------------------------------------------
                                                                                                         NET INVESTMENT
                                    NET ASSETS,                       NET               EXPENSES          INCOME (LOSS)
                                         END OF                INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,    PORTFOLIO
                                         PERIOD         NET        INCOME         REIMBURSEMENTS         REIMBURSEMENTS     TURNOVER
                                     (MILLIONS)    EXPENSES        (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS     RATE (b)
GLOBAL STRATEGIC INCOME FUND^^@
Year Ended 8/31/03                  $        3        1.00%        5.10%                   1.48%                  4.62%         248%
11/1/01 Through 8/31/02             $        5        1.00%        6.08%                   1.48%                  5.60%         178%
Year Ended 10/31/01                 $        5        1.00%        7.32%                   2.63%                  5.69%         107%
Year Ended 10/31/00                 $        7        1.00%        7.05%                   2.50%                  5.55%         266%
Year Ended 10/31/99                 $        9        1.00%        6.35%                   1.54%                  5.81%         318%
11/5/97** Through 10/31/98          $       10        1.00%        6.24%                   1.89%                  5.35%         368%

SHORT TERM BOND FUND^^@
Year Ended 8/31/03                  $      122        0.56%        2.59%                   0.71%                  2.44%         386%
11/1/01 Through 8/31/02             $      122        0.57%        3.22%                   0.72%                  3.07%         215%
Year Ended 10/31/01                 $       67        0.60%        5.22%                   0.82%                  5.00%         160%
Year Ended 10/31/00                 $       38        0.60%        6.00%                   0.82%                  5.78%         271%
Year Ended 10/31/99                 $       39        0.57%        5.24%                   0.80%                  5.01%         398%
Year Ended 10/31/98                 $       31        0.50%        5.66%                   0.98%                  5.18%         381%

SHORT TERM BOND FUND II^^
Year Ended 8/31/03                  $      342        0.50%        2.58%                   0.70%                  2.38%         319%
11/1/01 Through 8/31/02             $      144        0.50%        2.91%                   0.70%                  2.71%         192%
Year Ended 10/31/01                 $      144        0.50%        4.15%                   0.77%                  3.88%         315%
Year Ended 10/31/00                 $       21        0.45%        5.99%                   1.02%                  5.42%         139%
Year Ended 10/31/99                 $       28        0.42%        4.89%                   1.02%                  4.29%         302%
Year Ended 10/31/98                 $       31        0.42%        5.68%                   1.04%                  5.06%         439%

U.S. TREASURY INCOME FUND^^
Year Ended 8/31/03                  $       69        0.55%        4.04%                   0.87%                  3.72%         106%
11/1/01 Through 8/31/02             $       78        0.55%        4.07%                   0.86%                  3.76%         228%
2/16/01** Through 10/31/01          $       76        0.55%        4.73%                   0.98%                  4.30%         134%

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The Global
    Strategic Income Portfolio, in which the Fund invested all of its investable assets.
  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of the Short
    Term Bond Portfolio, in which the Fund invested all of its investable assets.

SEE NOTES TO FINANCIAL STATEMENTS.

ULTRA SHARES @

                                                                         PER SHARE OPERATING PERFORMANCE:
                                                ----------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:                LESS DISTRIBUTIONS:
                                                -------------------------------------   ------------------------------------------
                                                               NET GAINS
                                                             (LOSSES) ON
                                    NET ASSET          NET    SECURITIES                 DIVIDENDS
                                       VALUE,   INVESTMENT         (BOTH   TOTAL FROM     FROM NET   DISTRIBUTIONS
                                    BEGINNING       INCOME  REALIZED AND   INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                    OF PERIOD       (LOSS)   UNREALIZED)   OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
BOND FUND^^
Year Ended 8/31/03                 $    10.05         0.43         (0.02)        0.41         0.43            0.08            0.51
11/1/01 Through 8/31/02            $    10.09         0.34          0.02         0.36         0.34            0.06            0.40
Year Ended 10/31/01                $     9.47         0.54^         0.72         1.26         0.62            0.02            0.64
Year Ended 10/31/00                $     9.46         0.64         (0.02)        0.62         0.61              --            0.61
Year Ended 10/31/99                $    10.02         0.60         (0.57)        0.03         0.59              --            0.59
12/15/97** Through 10/31/98        $     9.88         0.53          0.16         0.69         0.55              --            0.55

^^   The fund changed its fiscal year from October 31 to August 31.
@ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization described in
     Note 2. Prior periods have been restated to reflect the split.
**   Commencement of offering of class of shares.
^    Calculated based upon average shares outstanding.
(b)  Not annualized for periods less than one year.
#    Short periods have been annualized.
~ Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                    PER SHARE OPERATING PERFORMANCE:
                                   ---------------------------------
                                         NET ASSET
                                        VALUE, END             TOTAL
                                         OF PERIOD        RETURN (b)
BOND FUND^^
Year Ended 8/31/03                   $        9.95              4.08%
11/1/01 Through 8/31/02              $       10.05              3.80%
Year Ended 10/31/01                  $       10.09             13.63%
Year Ended 10/31/00                  $        9.47              6.92%
Year Ended 10/31/99                  $        9.46              0.28%
12/15/97** Through 10/31/98          $       10.02              7.17%

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                  ------------------------------------------------------------------------------------------------
                                                                 RATIOS TO AVERAGE NET ASSETS: #
                                                ----------------------------------------------------------------------
                                                                                                        NET INVESTMENT
                                  NET ASSETS,                        NET               EXPENSES          INCOME (LOSS)
                                       END OF                 INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,   PORTFOLIO
                                       PERIOD          NET        INCOME         REIMBURSEMENTS         REIMBURSEMENTS    TURNOVER
                                   (MILLIONS)     EXPENSES        (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS   RATE ~(b)
BOND FUND^^
Year Ended 8/31/03                 $      444         0.40%         4.19%                  0.55%                  4.04%        679%
11/1/01 Through 8/31/02            $      609         0.40%         4.20%                  0.53%                  4.07%        572%
Year Ended 10/31/01                $      598         0.37%         6.08%                  0.47%                  5.98%        423%
Year Ended 10/31/00                $      466         0.35%         6.49%                  0.42%                  6.42%        531%
Year Ended 10/31/99                $      299         0.36%         6.08%                  0.49%                  5.95%        465%
12/15/97** Through 10/31/98        $      128         0.37%         6.28%                  0.60%                  6.05%        115%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Funds

REPORT OF INDEPENDENT AUDITORS


To the Trustees and Shareholders of
J.P. Morgan Mutual Fund Group, J.P. Morgan Institutional Funds,
J.P. Morgan Mutual Fund Select Group, J.P. Morgan Series Trust and J.P. Morgan Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of JPMorgan Bond Fund, JPMorgan Bond Fund II, JPMorgan Enhanced Income Fund, JPMorgan Fleming Emerging Markets Debt Fund, JPMorgan Global Strategic Income Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Strategic Income Fund and JPMorgan U.S. Treasury Income Fund (the "Funds") at August 31, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
October 20, 2003

JPMorgan Funds

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

                          POSITIONS                                                   NUMBER OF            OTHER
                          HELD WITH                             PRINCIPAL             PORTFOLIOS IN        DIRECTORSHIPS
                          EACH          TERM OF OFFICE          OCCUPATIONS           JPMORGAN FUND        HELD OUTSIDE
NAME, CONTACT ADDRESS     JPMORGAN      AND LENGTH OF           DURING PAST           COMPLEX(1) OVERSEEN  JPMORGAN FUND
AND DATE OF BIRTH         TRUST         TIME SERVED             5 YEARS               BY TRUSTEE           COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S)

William J. Armstrong;     Trustee       Trustee of Funds that   Retired; Vice         71                   None
522 Fifth Avenue,                       are series of JPMF,     President and
New York, NY 10036;                     JPMIF, JPMST since      Treasurer of
12/4/1941                               2001, Funds that are    Ingersoll-Rand
                                        series of MFSG since    Company
                                        1996 and Funds that     (manufacturer of
                                        are series of MFG       industrial
                                        since 1987.             equipment)
                                                                (1972-2000)

Roland R. Eppley, Jr.;    Trustee       Trustee of Funds that   Retired               71                   Director, Janel Hydro
522 Fifth Avenue,                       are series of JPMF,                                                Inc. (1993-Present)
New York, NY 10036;                     JPMIF and JPMST since
4/1/1932                                2001, Funds that are
                                        series of MFSG since
                                        1996 and Funds that
                                        are series of MFG
                                        since 1989.

Ann Maynard Gray;         Trustee       Since 2001              Vice President of     71                   Director of Duke Energy
522 Fifth Avenue,                                               Capital Cities/ABC,                        Corporation (1997-
New York, NY 10036;                                             Inc. (1986-1998);                          Present) Director of
8/22/1945                                                       President of                               Elan Corporation, Plc
                                                                Diversified                                (pharmaceuticals)
                                                                Publishing Group                           (2001-Present); Director
                                                                (1991-1997)                                of The Phoenix Companies
                                                                                                           (wealth management
                                                                                                           services) (2002-Present)

Matthew Healey;           Trustee and   Trustee of Funds that   Retired; Chief        71                   None
522 Fifth Avenue,         President of  are series of JPMF      Executive Officer of
New York, NY 10036;       the Board of  since 1982, Funds that  certain J.P. Morgan
8/23/1937                 Trustees      are series of JPMIF     Fund Trusts
                                        since 1992, Funds that  (1982-2001)
                                        are series of JPMST
                                        since 1996 and Funds
                                        that are series of MFG
                                        and MFSG since 2001.

Fergus Reid, III;         Trustee and   Trustee of Funds that   Chairman of Lumelite  71                   Trustee of 16 Morgan
522 Fifth Avenue,         Chairman of   are series of JPMF,     Corporation                                Stanley Funds
New York, NY 10036;       the Board of  JPMIF and JPMST since   (plastics                                  (1995-Present)
8/12/1932                 Trustees      2001, Funds that are    manufacturing)
                                        series of MFSG since
                                        1996 and funds that
                                        are series of MFG
                                        since 1987.

                          POSITIONS                                                   NUMBER OF            OTHER
                          HELD WITH                             PRINCIPAL             PORTFOLIOS IN        DIRECTORSHIPS
                          EACH          TERM OF OFFICE          OCCUPATIONS           JPMORGAN FUND        HELD OUTSIDE
NAME, CONTACT ADDRESS     JPMORGAN      AND LENGTH OF           DURING PAST           COMPLEX OVERSEEN     JPMORGAN FUND
AND DATE OF BIRTH         TRUST         TIME SERVED             5 YEARS               BY TRUSTEE           COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S)

James J. Schonbachler;    Trustee       Since 2001              Retired; Managing     71                   None
522 Fifth Avenue,                                               Director of Bankers
New York, NY 10036;                                             Trust Company,
1/26/1943                                                       (financial services)
                                                                (1968-1998); Group
                                                                Head and Director of
                                                                Bankers Trust, A.G.,
                                                                Zurich and BT
                                                                Brokerage Corp.
                                                                (financial services)

Robert J. Higgins;        Trustee       Since 2002              Director of           71                   Director of Providian
522 Fifth Avenue,                                               Administration of                          Financial Corp.
New York, NY 10036;                                             the State of Rhode                         (banking) (2002-Present)
10/9/1945                                                       Island
                                                                (2003-Present);
                                                                President - Consumer
                                                                Banking and
                                                                Investment Services
                                                                Fleet Boston
                                                                Financial
                                                                (1971-2002)

Dr. Matthew Goldstein;    Trustee       Since 2003              Chancellor of the     71                   Trustee of the Albert
522 Fifth Avenue,                                               City University of                         Einstein School of
New York, NY 10036;                                             New York, since                            Medicine (1998-present);
11/10/1941                                                      September 1, 1999;                         Trustee of Bronx
                                                                President, Adelphi                         University (New York)
                                                                University (New                            Lebanon Hospital Center
                                                                York) (1998-1999).                         (1992-present); Director
                                                                                                           of New Plan Excel Realty
                                                                                                           Trust, Inc (real estate
                                                                                                           investment company)
                                                                                                           (2000-present); Director
                                                                                                           of Lincoln Center
                                                                                                           Institute for the Arts
                                                                                                           in Education
                                                                                                           (1999-present); Director
                                                                                                           of Jewish Community
                                                                                                           Relations Counsel of New
                                                                                                           York, Inc
                                                                                                           (2000-present); Director
                                                                                                           of United Way of New
                                                                                                           York City
                                                                                                           (2002-present).

                          POSITIONS                                                   NUMBER OF            OTHER
                          HELD WITH                             PRINCIPAL             PORTFOLIOS IN        DIRECTORSHIPS
                          EACH          TERM OF OFFICE          OCCUPATIONS           JPMORGAN FUND        HELD OUTSIDE
NAME, CONTACT ADDRESS     JPMORGAN      AND LENGTH OF           DURING PAST           COMPLEX OVERSEEN     JPMORGAN FUND
AND DATE OF BIRTH         TRUST         TIME SERVED             5 YEARS               BY TRUSTEE           COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S)

William G. Morton, Jr.;   Trustee       Since 2003              Formerly Chairman     71                   Director of Radio Shack
522 Fifth Avenue,                                               Emeritus (March                            Corporation
New York, NY 10036;                                             2001-October 2002),                        (electronics)
03/13/1937                                                      and Chairman and                           (1987-present); Director
                                                                Chief Executive                            of the Griswold Company
                                                                Officer, Boston                            (securities brokerage)
                                                                Stock Exchange (June                       (2002-present); Director
                                                                1985-March 2001).                          of The National Football
                                                                                                           Foundation and College
                                                                                                           Hall of Fame
                                                                                                           (1994-present); Trustee
                                                                                                           of the Berklee College
                                                                                                           of Music (1998-present);
                                                                                                           Trustee of the Stratton
                                                                                                           Mountain School
                                                                                                           (2001-present).

INTERESTED TRUSTEE(S)

Leonard M. Spalding*      Trustee       Since 1998              Retired; Chief        71                   Trustee of St. Catherine
522 Fifth Avenue,                                               Executive Officer of                       College; Trustee of
New York, NY 10036;                                             Chase Mutual Funds                         Bellarmine University;
7/20/1935                                                       (investment company)                       Director of Marion
                                                                (1989-1998) and                            Washington Airport
                                                                Chief Investment                           Board; Director of
                                                                Executive of Chase                         Springfield Washington
                                                                Manhattan Private                          Economic Development
                                                                Bank (investment                           Board; Director of
                                                                management)                                Glenview Trust; Director
                                                                (1990-1995)                                of Pizza Magia

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 11 investment companies.

* Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of J.P. Morgan Chase & Co.

                          POSITIONS HELD                TERM OF OFFICE
NAME, CONTACT ADDRESS     WITH EACH                     AND LENGTH OF   PRINCIPAL OCCUPATIONS
AND DATE OF BIRTH         JPMORGAN TRUST                TIME SERVED     DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
George Gatch;             President                     Since 2001      Managing Director, J.P. Morgan Investment Management
522 Fifth Avenue,                                                       Inc. and J.P. Morgan Fleming Asset Management (USA)
New York, NY 10036;                                                     Inc.; Head of J.P. Morgan Fleming's U.S. Mutual Funds
12/21/1962                                                              and Financial Intermediaries Business ("FFI"); he has
                                                                        held numberous positions throughout the firm in
                                                                        business management, marketing and sales.

David Wezdenko;           Treasurer                     Since 2001      Managing Director, J.P. Morgan Investment Management
522 Fifth Avenue,                                                       Inc. and J.P. Morgan Fleming Asset Management (USA)
New York, NY 10036;                                                     Inc.; Chief Operating Officer for FFI; since joining
10/2/1963                                                               J.P. Morgan Chase in 1996, he has held numerous
                                                                        financial and operation related positions supoorting
                                                                        the J.P. Morgan pooling funds business.

Sharon Weinberg;          Secretary                     Since 2001      Managing Director, J.P. Morgan Investment Management
522 Fifth Avenue,                                                       Inc. and J.P. Morgan Fleming Asset Management (USA)
New York, NY 10036;                                                     Inc.; Head of Business and Product Strategy for FFI;
6/15/1959                                                               since joining J.P. Morgan Chase in 1996, she has held
                                                                        numerous positions throughout the asset management
                                                                        business in mutual funds marketing, legal and product
                                                                        development.

Stephen Ungerman;         Vice President and Assistant  Since 2001      Vice President, J.P. Morgan Investment Management
522 Fifth Avenue,         Treasurer                                     Inc. and J.P. Morgan Fleming Asset Management (USA)
New York, NY 10036;                                                     Inc.; Business Head for Vehicle Services Group within
6/2/1953                                                                Fund Administration; prior to joining J.P. Morgan
                                                                        Chase in 2000, he held a number of senior management
                                                                        positions in Prudential Insurance Co. of America's
                                                                        asset management business, including Associate
                                                                        General Counsel, Tax Director and Co-head of Fund
                                                                        Administration Department; Mr. Ungerman was also the
                                                                        Assistant Treasurer of all mutual funds managed by
                                                                        Prudential.

Judy R. Bartlett;         Vice President and Assistant  Since 2001      Vice President and Assitant General Counsel, J.P.
522 Fifth Avenue,         Secretary                                     Morgan Investment Management Inc. and J.P. Morgan
New York, NY 10036;                                                     Fleming Asset Management (USA) Inc., since September
5/29/1965                                                               2000; from August 1998 through August 2000, she was
                                                                        an attorney at New York Life Insurance Company where
                                                                        she served as Assistant Secretary for the Mainstay
                                                                        Funds; from October 1995 through July 1998, Ms.
                                                                        Bartlett was an associate at the law firm of Willkie
                                                                        Far and Gallagher.

Joseph J. Bertini;        Vice President and Assistant  Since 2001      Vice President and Assistant General Counsel, J.P.
522 Fifth Avenue,         Secretary                                     Morgan Investment Management Inc. and J.P. Morgan
New York, NY 10036;                                                     Fleming Asset Management (USA) Inc.
11/4/1965

Thomas J. Smith;          Vice President and Assistant  Since 2002      Managing Director, Head of Compliance for J.P. Morgan
522 Fifth Avenue,         Secretary                                     Chase & Co.'s asset management business in the
New York, NY 10036;                                                     Americas. An employee since 1996, he previously
6/24/1955                                                               worked in the Investment Management - Risk
                                                                        Management/Compliance group for the Chase Manhattan
                                                                        Corporation.

                          POSITIONS HELD                TERM OF OFFICE
NAME, CONTACT ADDRESS     WITH EACH                     AND LENGTH OF   PRINCIPAL OCCUPATIONS
AND DATE OF BIRTH         JPMORGAN TRUST                TIME SERVED     DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Wayne H. Chan;            Vice President                Since 2003      Vice President and Assistant General Counsel, J.P.
522 Fifth Avenue,         and Assistant Secretary                       Morgan Investment Management, Inc. and J.P. Morgan
New York, NY 10036;                                                     Fleming Asset Management (USA), Inc., since September
6/27/1965                                                               2002; prior to joining J.P. Morgan Chase &Co., Mr.
                                                                        Chan was an associate at the law firm of Shearman &
                                                                        Sterling LLP from June 1999 through May 2001 and
                                                                        Whitman Breed Abbott & Morgan LLP from September 1997
                                                                        through May 1999.

Ryan M. Louvar;           Assistant Secretary           Since 2003      Counsel of Legal Services, BISYS Investment Services
60 State Street,                                                        since 2000; formerly Attorney at Hill, Farrer &
Suite 1300,                                                             Burrill LLP from 1999 to 2000 and Knapp Petersen
Boston, MA 02109;                                                       Clarke, PC from 1997 to 1999.
2/18/1972

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

TAX LETTER (UNAUDITED)

JPMorgan Bond Fund ("BF")
JPMorgan Bond Fund II ("BFII")
JPMorgan Enhanced Income Fund ("EIF")
JPMorgan Fleming Emerging Markets Debt Fund ("EMDF")
JPMorgan Global Strategic Income Fund ("GSIF")
JPMorgan Short Term Bond Fund ("STBF")
JPMorgan Short Term Bond Fund II ("STBFII")
JPMorgan Strategic Income Fund ("SIF")
JPMorgan U.S. Treasury Income Fund ("USTI")

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year end August 31, 2003. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2003. The information necessary to complete your income tax returns for the calendar year ending December 31, 2003 will be received under separate cover.

During the period ended August 31, 2003, the following long-term capital gains were distributed by the following Funds:

                                       LONG-TERM
                                   CAPITAL GAINS
                                    DISTRIBUTION
FUND
BF                                 $   3,646,701
BF II                                  4,615,036
STBF                                   7,517,818
STBF II                                4,320,985

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS

CAPITAL GROWTH FUND
DISCIPLINED EQUITY FUND
DISCIPLINED EQUITY VALUE FUND
DIVERSIFIED FUND
DYNAMIC SMALL CAP FUND
EQUITY GROWTH FUND
EQUITY INCOME FUND
GROWTH AND INCOME FUND
MID CAP EQUITY FUND
MID CAP GROWTH FUND
MID CAP VALUE FUND
SMALL CAP EQUITY FUND
SMALL CAP GROWTH FUND
U.S. EQUITY FUND
U.S. SMALL COMPANY FUND
U.S. SMALL COMPANY OPPORTUNITIES FUND
VALUE OPPORTUNITIES FUND

INTERNATIONAL EQUITY FUNDS

FLEMING EMERGING MARKETS EQUITY FUND
FLEMING EUROPEAN FUND
FLEMING INTERNATIONAL EQUITY FUND
FLEMING INTERNATIONAL GROWTH FUND
FLEMING INTERNATIONAL OPPORTUNITIES FUND
FLEMING INTERNATIONAL VALUE FUND
FLEMING JAPAN FUND
FLEMING ASIA EQUITY FUND

SPECIALTY FUNDS

GLOBAL 50 FUND
GLOBAL HEALTHCARE FUND
MARKET NEUTRAL FUND

TAX AWARE FUNDS

FLEMING TAX AWARE INTERNATIONAL
  OPPORTUNITIES FUND
TAX AWARE DISCIPLINED EQUITY FUND
TAX AWARE ENHANCED INCOME FUND
TAX AWARE LARGE CAP GROWTH FUND
TAX AWARE LARGE CAP VALUE FUND
TAX AWARE SHORT-INTERMEDIATE INCOME FUND
TAX AWARE U.S. EQUITY FUND

INCOME FUNDS

BOND FUND
BOND FUND II
ENHANCED INCOME FUND
FLEMING EMERGING MARKETS DEBT FUND
GLOBAL STRATEGIC INCOME FUND
SHORT TERM BOND FUND
SHORT TERM BOND FUND II
STRATEGIC INCOME FUND
U.S. TREASURY INCOME FUND

TAXFREE FUNDS

CALIFORNIA BOND FUND
INTERMEDIATE TAX FREE INCOME FUND
NEW JERSEY TAX FREE INCOME FUND
NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
TAX FREE INCOME FUND

MONEY MARKET FUNDS

100% U.S. TREASURY SECURITIES
  MONEY MARKET FUND
CALIFORNIA TAX FREE MONEY MARKET FUND
FEDERAL MONEY MARKET FUND
LIQUID ASSETS MONEY MARKET FUND
NEW YORK TAX FREE MONEY MARKET FUND
PRIME MONEY MARKET FUND
TAX FREE MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND

               FUNDS MAY BE REGISTERED UNDER SEPARATE REGISTRANTS.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with the JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

A list of portfolio holdings is available fifteen days after month end upon request. Please contact your JPMorgan Fleming representative or call 1-800-766-7722 to obtain further information.

JPMorgan Funds Fulfillment Center                             PRSAT STD
        393 Manley Street                                   U.S. POSTAGE
 West Bridgewater, MA 02379-1039                                PAID
                                                            PERMIT 2891
                                                          KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2003 All Rights Reserved. October 2003   AN-INC-803

ITEM 2.  CODE OF ETHICS.

     (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS.

THE REGISTRANT WILL PROVIDE ANY PERSON WITHOUT CHARGE, UPON REQUEST, A COPY OF THE CODE OF ETHICS. A REQUEST MAY BE MADE BY CALLING 1-800-348-4782.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

         (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERT IS WILLIAM ARMSTRONG. HE IS A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH FISCAL YEARS ENDING ON OR AFTER DECEMBER 15, 2003.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.


ITEM 6.   [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE


ITEM 8.  [RESERVED]


ITEM 9.  CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

     (b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - SEE ITEM 2 ABOVE.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                J.P. Morgan Mutual Fund Group
            --------------------------------------------------------------------

By (Signature and Title)*             /s/ David Wezdenko
                         -------------------------------------------------------
                                                    David Wezdenko, Treasurer

Date                                  October 21, 2003
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ David Wezdenko
                         -------------------------------------------------------
                                                    David Wezdenko, Treasurer

Date                                  October 21, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)*             /s/ George C.W. Gatch
                         -------------------------------------------------------
                                                    George C.W. Gatch, President

Date                                  October 21, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

--------------------------------------------------------------------------------